UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2020

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio
■	VY® Clarion Global Real Estate Portfolio
■	VY® Invesco Growth and Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio
■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® T. Rowe Price Equity Income Portfolio
■	VY® T. Rowe Price International Stock Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,002.90	0.23%	$1.15	$1,000.00	$1,023.72	0.23%	$1.16
Class S	1,000.00	1,002.30	0.32	1.59	1,000.00	1,023.27	0.32	1.61
Class S2	1,000.00	1,002.00	0.36	1.79	1,000.00	1,023.07	0.36	1.81
VY® Clarion Global Real Estate Portfolio
Class ADV	1,000.00	813.60	1.47%	6.63	1,000.00	1,017.55	1.47%	7.37
Class I	1,000.00	816.20	0.87	3.93	1,000.00	1,020.54	0.87	4.37
Class S	1,000.00	815.20	1.12	5.05	1,000.00	1,019.29	1.12	5.62
Class S2	1,000.00	813.70	1.27	5.73	1,000.00	1,018.55	1.27	6.37
VY® Invesco Growth and Income Portfolio
Class ADV	1,000.00	803.80	1.25%	5.61	1,000.00	1,018.65	1.25%	6.27
Class I	1,000.00	806.60	0.65	2.92	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	805.20	0.90	4.04	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	804.80	1.05	4.71	1,000.00	1,019.64	1.05	5.27

2

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$950.50	1.85%	$8.97	$1,000.00	$1,015.66	1.85%	$9.27
Class I	1,000.00	953.70	1.25	6.07	1,000.00	1,018.65	1.25	6.27
Class S	1,000.00	952.40	1.50	7.28	1,000.00	1,017.40	1.50	7.52
Class S2	1,000.00	951.80	1.65	8.01	1,000.00	1,016.66	1.65	8.27
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,005.60	1.54%	7.68	1,000.00	1,017.21	1.54%	7.72
Class R6	1,000.00	1,008.70	0.94	4.69	1,000.00	1,020.19	0.94	4.72
Class S	1,000.00	1,007.50	1.19	5.94	1,000.00	1,018.95	1.19	5.97
Class S2	1,000.00	1,006.40	1.34	6.68	1,000.00	1,018.20	1.34	6.72
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	997.90	1.24%	6.16	1,000.00	1,018.70	1.24%	6.22
Class I	1,000.00	1,001.00	0.64	3.18	1,000.00	1,021.68	0.64	3.22
Class R6	1,000.00	1,001.00	0.64	3.18	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,000.00	0.89	4.43	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	999.00	1.04	5.17	1,000.00	1,019.69	1.04	5.22
VY® T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	809.40	1.22%	5.49	1,000.00	1,018.80	1.22%	6.12
Class I	1,000.00	811.10	0.62	2.79	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	809.90	0.87	3.92	1,000.00	1,020.54	0.87	4.37
Class S2	1,000.00	809.30	1.02	4.59	1,000.00	1,019.79	1.02	5.12
VY® T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	933.60	1.36%	6.54	1,000.00	1,018.10	1.36%	6.82
Class I	1,000.00	935.80	0.76	3.66	1,000.00	1,021.08	0.76	3.82
Class S	1,000.00	934.90	1.01	4.86	1,000.00	1,019.84	1.01	5.07

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$179,504,256	$322,667,397	$444,271,639
Short-term investments at fair value†	—	2,894,512	6,546,047	16,325,222
Short-term investments at amortized cost	626,600,414	—	—	—
Repurchase agreements	289,358,000	—	—	—
Cash	—	—	26,747	—
Foreign currencies at value‡	—	39,737	135,770	73,409
Receivables:
Investment securities sold	27,997,226	—	2,410,312	—
Investment securities and currencies sold	—	4,078,839	—	1,501,606
Fund shares sold	4,356,363	1,199,728	843,676	39,875
Dividends	9,650	769,581	638,061	292,136
Interest	724,062	—	—	—
Foreign tax reclaims	—	61,806	165,222	13,654
Unrealized appreciation on forward foreign currency contracts	—	—	239,383	—
Prepaid expenses	—	2,328	—	—
Reimbursement due from Investment Adviser	340,620	25,956	—	—
Other assets	32,933	13,778	26,018	28,038
Total assets	949,419,268	188,590,521	333,698,633	462,545,579
LIABILITIES:
Payable for investment securities purchased	—	—	211,161	—
Payable for investment securities and currencies purchased	—	4,181,706	—	636,413
Payable for fund shares redeemed	441,535	49,593	7,608	1,495,319
Payable upon receipt of securities loaned	—	1,784,829	2,210,932	13,075,001
Unrealized depreciation on forward foreign currency contracts	—	—	99,462	7
Payable for unified fees	215,508	—	178,435	454,064
Payable for investment management fees	—	132,006	—	—
Payable for distribution and shareholder service fees	242,982	22,225	71,224	90,261
Payable to custodian due to bank overdraft	9,789	—	—	—
Payable to trustees under the deferred compensation plan (Note 6)	32,933	13,778	26,018	28,038
Payable for trustee fees	8,786	970	—	—
Payable for Indian capital gains tax	—	—	—	517,364
Other accrued expenses and liabilities	—	177,703	—	—
Total liabilities	951,533	6,362,810	2,804,840	16,296,467
NET ASSETS	$948,467,735	$182,227,711	$330,893,793	$446,249,112

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$948,496,029	$161,386,545	$302,152,940	$268,719,484
Total distributable earnings (loss)	(28,294)	20,841,166	28,740,853	177,529,628
NET ASSETS	$948,467,735	$182,227,711	$330,893,793	$446,249,112

+ Including securities loaned at value	$—	$1,699,453	$2,154,802	$12,773,494
* Cost of investments in securities	$—	$165,685,752	$332,218,931	$318,791,693
† Cost of short-term investments	$—	$2,894,512	$6,546,047	$16,325,222
‡ Cost of foreign currencies	$—	$39,737	$135,575	$73,755

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio

Class ADV
Net assets	n/a	$13,129,490	$13,103,807	$44,440,985
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,264,125	717,103	2,223,783
Net asset value and redemption price per share	n/a	$10.39	$18.27	$19.98

Class I
Net assets	$58,625,083	$93,919,420	$24,622,168	$71,440,947
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	58,619,936	8,781,125	1,326,876	3,368,756
Net asset value and redemption price per share	$1.00	$10.70	$18.56	$21.21

Class S
Net assets	$396,935,202	$74,475,261	$272,232,129	$319,956,806
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	396,900,729	7,006,161	14,539,598	15,213,666
Net asset value and redemption price per share	$1.00	$10.63	$18.72	$21.03

Class S2
Net assets	$492,907,450	$703,540	$20,935,689	$10,410,374
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	492,864,688	65,721	1,130,797	501,611
Net asset value and redemption price per share	$1.00	$10.70	$18.51	$20.75

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

		VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*		$388,067,824	$6,662,214,021	$285,983,205	$186,307,792
Short-term investments at fair value†		6,503,809	924,355,753	8,161,853	6,540,776
Cash		—	13,107,713	2,928,125	1,017,733
Cash collateral for futures		—	—	242,475	—
Foreign currencies at value‡		11	—	—	433,633
Receivables:
Investment securities sold		—	72,619,639	108,493	640,158
Fund shares sold		11,404	1,196,382	621,251	57,181
Dividends		748,206	2,495,178	674,012	204,932
Interest		—	11,626,889	15,456	760
Foreign tax reclaims		131,632	—	46,224	262,361
Unrealized appreciation on forward foreign currency contracts		—	—	—	2,611
Prepaid expenses		—	—	—	2,203
Other assets		17,219	226,190	48,647	12,022
Total assets		395,480,105	7,687,841,765	298,829,741	195,482,162
LIABILITIES:
Payable for investment securities purchased		841,489	255,653,098	1,374,364	840,715
Payable for fund shares redeemed		383,789	5,642,996	46,875	93,777
Payable upon receipt of securities loaned		—	190,051,942	3,053,902	4,139,722
Unrealized depreciation on forward foreign currency contracts		—	—	—	445
Payable for unified fees		300,472	3,794,514	150,033	—
Payable for investment management fees		—	—	—	96,230
Payable for distribution and shareholder service fees		114,936	1,503,033	68,438	37,215
Payable to trustees under the deferred compensation plan (Note 6)		17,219	226,190	48,647	12,022
Payable for trustee fees		—	—	—	943
Other accrued expenses and liabilities		—	—	—	190,260
Written options, at fair valueˆ		—	50,397,825	—	50,579
Total liabilities		1,657,905	507,269,598	4,742,259	5,461,908
NET ASSETS		$393,822,200	$7,180,572,167	$294,087,482	$190,020,254

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$246,249,208	$5,488,363,272	$275,335,044	$157,503,999
Total distributable earnings		147,572,992	1,692,208,895	18,752,438	32,516,255
NET ASSETS		$393,822,200	$7,180,572,167	$294,087,482	$190,020,254

+	Including securities loaned at value	$—	$185,584,420	$2,975,008	$3,965,064
*	Cost of investments in securities	$294,152,323	$6,127,501,849	$283,314,808	$163,168,607
†	Cost of short-term investments	$6,503,809	$924,355,753	$8,161,853	$6,540,776
‡	Cost of foreign currencies	$11	$—	$—	$495,058
ˆ	Premiums received on written options	$—	$29,641,025	$—	$78,033

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio

Class ADV
Net assets	$108,002,239	$1,334,757,477	$39,805,268	$20,486,543
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,686,339	47,799,776	4,935,251	1,349,702
Net asset value and redemption price per share	$16.15	$27.92	$8.07	$15.18

Class I
Net assets	n/a	$1,622,850,742	$63,531,413	$37,669,979
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	55,121,917	7,623,889	2,461,678
Net asset value and redemption price per share	n/a	$29.44	$8.33	$15.30

Class R6
Net assets	$922,795	$197,938,006	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	52,790	6,719,716	n/a	n/a
Net asset value and redemption price per share	$17.48	$29.46	n/a	n/a

Class S
Net assets	$247,870,401	$3,960,905,966	$122,625,742	$131,863,732
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,172,363	134,646,084	14,687,852	8,664,421
Net asset value and redemption price per share	$17.49	$29.42	$8.35	$15.22

Class S2
Net assets	$37,026,765	$64,119,976	$68,125,059	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,140,906	2,198,647	8,354,333	n/a
Net asset value and redemption price per share	$17.29	$29.16	$8.15	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

		Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$143,327	$2,806,757	$5,271,804	$2,970,713
Interest		2,728,346	—	—	69
Securities lending income, net		—	2,415	41,344	3,805
Total investment income		2,871,673	2,809,172	5,313,148	2,974,587

EXPENSES:
Investment management fees		—	868,602	—	—
Unified fees		1,207,053	—	1,133,011	2,747,754
Distribution and shareholder service fees:
Class ADV		—	42,297	43,150	131,983
Class S		451,907	99,443	366,607	394,933
Class S2		894,790	1,518	44,197	20,308
Transfer agent fees (Note 6):
Class ADV		—	8,659	—	—
Class I		—	60,474	—	—
Class S		—	48,821	—	—
Class S2		—	464	—	—
Shareholder reporting expense		—	19,950	—	—
Professional fees		—	7,840	—	—
Custody and accounting expense		—	20,356	—	—
Trustee fees and expenses		22,844	3,882	15,127	17,425
Miscellaneous expense		—	8,419	—	—
Interest expense		—	308	—	1,025
Total expenses		2,576,594	1,191,033	1,602,092	3,313,428
Waived and reimbursed fees		(1,125,381)	(207,135)	—	—
Brokerage commission recapture		—	(1,186)	—	(305)
Net expenses		1,451,213	982,712	1,602,092	3,313,123
Net investment income (loss)		1,420,460	1,826,460	3,711,056	(338,536)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)		235,970	(9,212,335)	(3,882,908)	20,171,965
Forward foreign currency contracts		—	(118)	(466,609)	3,837
Foreign currency related transactions		—	22,795	876,048	(101,792)
Net realized gain (loss)		235,970	(9,189,658)	(3,473,469)	20,074,010
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)		—	(33,728,454)	(85,239,442)	(47,310,037)
Forward foreign currency contracts		—	(65)	842,615	(7)
Foreign currency related transactions		—	(2,147)	(6,683)	(6,208)
Net change in unrealized appreciation (depreciation)		—	(33,730,666)	(84,403,510)	(47,316,252)
Net realized and unrealized gain (loss)		235,970	(42,920,324)	(87,876,979)	(27,242,242)
Increase (decrease) in net assets resulting from operations		$1,656,430	$(41,093,864)	$(84,165,923)	$(27,580,778)

*	Foreign taxes withheld	$—	$123,975	$85,886	$315,863
ˆ	Foreign taxes on sale of Indian investments	$—	$—	$—	$82,286
#	Foreign taxes accrued on Indian investments	$—	$—	$—	$517,364

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

		VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$3,775,585	$35,620,586	$5,151,261	$1,825,377
Interest		—	34,314,193	34,395	3,684
Securities lending income, net		21,218	420,913	5,458	9,449
Total investment income		3,796,803	70,355,692	5,191,114	1,838,510

EXPENSES:
Investment management fees		—	—	—	600,656
Unified fees		1,859,181	22,506,301	995,133	—
Distribution and shareholder service fees:
Class ADV		309,986	3,880,685	125,642	61,595
Class S		306,613	4,887,793	162,376	163,368
Class S2		72,322	132,739	146,078	—
Transfer agent fees (Note 6):
Class ADV		—	—	—	4,505
Class I		—	—	—	7,993
Class S		—	—	—	28,652
Shareholder reporting expense		—	—	—	19,968
Professional fees		—	—	—	20,761
Custody and accounting expense		—	—	—	35,579
Trustee fees and expenses		14,739	249,958	19,167	7,035
Miscellaneous expense		—	—	—	4,812
Total expenses		2,562,841	31,657,476	1,448,396	954,921
Waived and reimbursed fees		(50,119)	—	(46,726)	(14,243)
Net expenses		2,512,722	31,657,476	1,401,670	940,678
Net investment income		1,284,081	38,698,216	3,789,444	897,832

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)		18,840,076	542,320,999	1,553,307	2,502,575
Forward foreign currency contracts		—	—	—	(12,960)
Foreign currency related transactions		(23,430)	23,120	(2,098)	(11,343)
Written options		—	26,150,264	—	24,226
Net realized gain		18,816,646	568,494,383	1,551,209	2,502,498
Net change in unrealized appreciation (depreciation) on:
Investments		(19,192,112)	(652,385,798)	(76,906,214)	(18,157,374)
Forward foreign currency contracts		—	(161)	—	(724)
Foreign currency related transactions		(3,611)	11,252	(1,705)	(51,824)
Futures		—	—	52,823	—
Written options		—	18,879,553	—	29,712
Net change in unrealized appreciation (depreciation)		(19,195,723)	(633,495,154)	(76,855,096)	(18,180,210)
Net realized and unrealized loss		(379,077)	(65,000,771)	(75,303,887)	(15,677,712)
Increase (decrease) in net assets resulting from operations		$905,004	$(26,302,555)	$(71,514,443)	$(14,779,880)

*	Foreign taxes withheld	$61,602	$177,547	$90,587	$212,854
ˆ	Foreign taxes on sale of Indian investments	$—	$—	$—	$1,452

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,420,460	$12,239,407	$1,826,460	$4,326,494
Net realized gain (loss)	235,970	539,733	(9,189,658)	19,745,806
Net change in unrealized appreciation (depreciation)	—	—	(33,730,666)	25,795,968
Increase (decrease) in net assets resulting from operations	1,656,430	12,779,140	(41,093,864)	49,868,268

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(394,514)
Class I	(154,293)	(1,149,041)	—	(3,315,314)
Class S	(757,978)	(5,870,729)	—	(2,549,899)
Class S2	(750,896)	(5,767,381)	—	(23,042)
Total distributions	(1,663,167)	(12,787,151)	—	(6,282,769)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	402,755,234	214,336,336	11,054,168	9,881,253
Reinvestment of distributions	1,663,167	12,787,151	—	6,282,769
	404,418,401	227,123,487	11,054,168	16,164,022
Cost of shares redeemed	(182,539,129)	(303,425,500)	(22,106,925)	(36,020,088)
Net increase (decrease) in net assets resulting from capital share transactions	221,879,272	(76,302,013)	(11,052,757)	(19,856,066)
Net increase (decrease) in net assets	221,872,535	(76,310,024)	(52,146,621)	23,729,433

NET ASSETS:
Beginning of year or period	726,595,200	802,905,224	234,374,332	210,644,899
End of year or period	$948,467,735	$726,595,200	$182,227,711	$234,374,332

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$3,711,056	$7,902,172	$(338,536)	$1,847,925
Net realized gain (loss)	(3,473,469)	32,581,418	20,074,010	31,891,901
Net change in unrealized appreciation (depreciation)	(84,403,510)	57,251,391	(47,316,252)	98,284,611
Increase (decrease) in net assets resulting from operations	(84,165,923)	97,734,981	(27,580,778)	132,024,437

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,498,575)	—	(2,713,856)
Class I	—	(4,251,471)	—	(4,082,963)
Class S	—	(51,840,265)	—	(20,116,064)
Class S2	—	(3,938,465)	—	(656,400)
Total distributions	—	(62,528,776)	—	(27,569,283)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,297,568	6,101,952	12,077,762	30,196,135
Reinvestment of distributions	—	62,528,776	—	27,569,283
	8,297,568	68,630,728	12,077,762	57,765,418
Cost of shares redeemed	(36,629,518)	(82,036,184)	(50,152,415)	(83,129,759)
Net decrease in net assets resulting from capital share transactions	(28,331,950)	(13,405,456)	(38,074,653)	(25,364,341)
Net increase (decrease) in net assets	(112,497,873)	21,800,749	(65,655,431)	79,090,813

NET ASSETS:
Beginning of year or period	443,391,666	421,590,917	511,904,543	432,813,730
End of year or period	$330,893,793	$443,391,666	$446,249,112	$511,904,543

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,284,081	$2,892,648	$38,698,216	$95,001,429
Net realized gain	18,816,646	31,318,348	568,494,383	561,644,298
Net change in unrealized appreciation (depreciation)	(19,195,723)	66,323,321	(633,495,154)	814,191,686
Increase (decrease) in net assets resulting from operations	905,004	100,534,317	(26,302,555)	1,470,837,413

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,237,040)	—	(79,837,274)
Class I	—	—	—	(105,346,487)
Class R6	—	(75,422)	—	(10,487,555)
Class S	—	(29,140,576)	—	(265,075,287)
Class S2	—	(4,241,616)	—	(4,744,849)
Total distributions	—	(44,694,654)	—	(465,491,452)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,201,284	18,802,058	241,226,960	630,958,784
Reinvestment of distributions	—	44,694,654	—	465,491,452
	7,201,284	63,496,712	241,226,960	1,096,450,236
Cost of shares redeemed	(30,532,630)	(60,226,756)	(479,604,504)	(696,028,997)
Net increase (decrease) in net assets resulting from capital share transactions	(23,331,346)	3,269,956	(238,377,544)	400,421,239
Net increase (decrease) in net assets	(22,426,342)	59,109,619	(264,680,099)	1,405,767,200

NET ASSETS:
Beginning of year or period	416,248,542	357,138,923	7,445,252,266	6,039,485,066
End of year or period	$393,822,200	$416,248,542	$7,180,572,167	$7,445,252,266

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio		VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,789,444	$16,817,266	$897,832	$2,536,063
Net realized gain	1,551,209	146,253,435	2,502,498	4,782,483
Net change in unrealized appreciation (depreciation)	(76,855,096)	16,621,155	(18,180,210)	42,909,045
Increase (decrease) in net assets resulting from operations	(71,514,443)	179,691,856	(14,779,880)	50,227,591

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(14,085,259)	—	(1,356,151)
Class I	—	(22,140,633)	—	(2,725,607)
Class S	—	(162,548,177)	—	(9,755,870)
Class S2	—	(28,955,674)	—	—
Total distributions	—	(227,729,743)	—	(13,837,628)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,428,157	34,697,046	4,689,401	9,219,945
Reinvestment of distributions	—	227,729,743	—	13,837,628
	10,428,157	262,426,789	4,689,401	23,057,573
Cost of shares redeemed	(29,274,956)	(589,365,595)	(16,093,983)	(34,974,404)
Net decrease in net assets resulting from capital share transactions	(18,846,799)	(326,938,806)	(11,404,582)	(11,916,831)
Net increase (decrease) in net assets	(90,361,242)	(374,976,693)	(26,184,462)	24,473,132

NET ASSETS:
Beginning of year or period	384,448,724	759,425,417	216,204,716	191,731,584
End of year or period	$294,087,482	$384,448,724	$190,020,254	$216,204,716

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets					Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-20+	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.28	0.23	0.23	0.49		58,625	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.29	0.29	0.29	1.93		52,515	—
12-31-18	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.61	0.29	0.29	0.29	1.61		62,115	—
12-31-17	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.66	0.29	0.29	0.29	0.62		50,773	—
12-31-16	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.28	0.28	0.28	0.13		66,214	—
12-31-15	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.22	0.22	0.00	*	81,636	—
Class S
06-30-20+	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.53	0.32	0.32	0.36		396,935	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.75	0.54	0.54	0.54	1.68		314,786	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.36	0.54	0.54	0.54	1.33		354,423	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.41	0.54	0.54	0.54	0.37		372,943	—
12-31-16	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.53	0.42	0.42	0.00	*	488,208	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.22	0.22	(0.00	)*	552,706	—
Class S2
06-30-20+	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.20	0.68	0.36	0.36	0.28		492,907	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.60	0.69	0.69	0.69	1.52		359,294	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.21	0.69	0.69	0.69	1.19		386,368	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.28	0.69	0.67	0.67	0.25		358,525	—
12-31-16	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.09	0.71	0.42	0.42	(0.00	)*	416,495	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.22	0.22	(0.00	)*	348,078	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-20+	12.77	0.08	•	(2.46)		(2.38)	—		—		—	—		—	10.39	(18.64)	1.69	1.47	1.47	1.41		13,129	54
12-31-19	10.53	0.17	•	2.34		2.51	0.27		—		—	0.27		—	12.77	23.99	1.62	1.49	1.49	1.40		17,308	77
12-31-18	12.17	0.18	•	(1.24)		(1.06)	0.58		—		—	0.58		—	10.53	(9.10)	1.62	1.49	1.49	1.54		16,608	107
12-31-17	11.41	0.19	•	0.95		1.14	0.38		—		—	0.38		—	12.17	10.20	1.57	1.49	1.49	1.63		22,826	90
12-31-16	11.47	0.16		(0.13)		0.03	0.09		—		—	0.09		—	11.41	0.23	1.61	1.49	1.49	1.33		25,983	49
12-31-15	12.04	0.11	•	(0.35)		(0.24)	0.33		—		—	0.33		—	11.47	(1.99)	1.72	1.49	1.49	0.95		27,513	50
Class I
06-30-20+	13.11	0.11	•	(2.52)		(2.41)	—		—		—	—		—	10.70	(18.38)	1.09	0.87	0.87	2.04		93,919	54
12-31-19	10.81	0.25	•	2.41		2.66	0.36		—		—	0.36		—	13.11	24.74	1.02	0.89	0.89	2.02		119,642	77
12-31-18	12.49	0.25	•	(1.27)		(1.02)	0.66		—		—	0.66		—	10.81	(8.52)	1.02	0.89	0.89	2.14		103,029	107
12-31-17	11.72	0.27	•	0.96		1.23	0.46		—		—	0.46		—	12.49	10.77	0.97	0.89	0.89	2.28		183,921	90
12-31-16	11.77	0.22		(0.10)		0.12	0.17		—		—	0.17		—	11.72	0.89	0.96	0.89	0.89	1.94		183,084	49
12-31-15	12.34	0.18		(0.35)		(0.17)	0.40		—		—	0.40		—	11.77	(1.42)	0.97	0.89	0.89	1.55		165,604	50
Class S
06-30-20+	13.04	0.10	•	(2.51)		(2.41)	—		—		—	—		—	10.63	(18.48)	1.34	1.12	1.12	1.78		74,475	54
12-31-19	10.76	0.22	•	2.39		2.61	0.33		—		—	0.33		—	13.04	24.35	1.27	1.14	1.14	1.76		96,519	77
12-31-18	12.43	0.22	•	(1.26)		(1.04)	0.63		—		—	0.63		—	10.76	(8.74)	1.27	1.14	1.14	1.91		90,159	107
12-31-17	11.66	0.24	•	0.96		1.20	0.43		—		—	0.43		—	12.43	10.50	1.22	1.14	1.14	2.00		113,281	90
12-31-16	11.71	0.20	•	(0.12)		0.08	0.13		—		—	0.13		—	11.66	0.62	1.21	1.14	1.14	1.67		123,103	49
12-31-15	12.28	0.15	•	(0.36)		(0.21)	0.36		—		—	0.36		—	11.71	(1.69)	1.22	1.14	1.14	1.27		141,067	50
Class S2
06-30-20+	13.15	0.09	•	(2.54)		(2.45)	—		—		—	—		—	10.70	(18.63)	1.49	1.27	1.27	1.64		704	54
12-31-19	10.85	0.20	•	2.41		2.61	0.31		—		—	0.31		—	13.15	24.15	1.42	1.29	1.29	1.61		906	77
12-31-18	12.52	0.21	•	(1.27)		(1.06)	0.61		—		—	0.61		—	10.85	(8.84)	1.42	1.29	1.29	1.76		850	107
12-31-17	11.73	0.22	•	0.98		1.20	0.41		—		—	0.41		—	12.52	10.42	1.37	1.29	1.29	1.87		1,048	90
12-31-16	11.78	0.18	•	(0.12)		0.06	0.11		—		—	0.11		—	11.73	0.44	1.39	1.29	1.29	1.52		1,117	49
12-31-15	12.34	0.14	•	(0.36)		(0.22)	0.34		—		—	0.34		—	11.78	(1.84)	1.47	1.29	1.29	1.11		1,343	50

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-20+	22.73	0.16	•	(4.62)	(4.46)	—	—	—	—	—	18.27	(19.62)		1.25	1.25	1.25	1.73	13,104	14
12-31-19	21.15	0.32	•	4.64	4.96	0.50	2.88	—	3.38	—	22.73	24.30		1.24	1.24	1.24	1.43	18,401	22
12-31-18	27.94	0.32	•	(3.71)	(3.39)	0.30	3.10	—	3.40	—	21.15	(13.88)		1.24	1.24	1.24	1.22	16,868	31
12-31-17	26.55	0.38	•	3.04	3.42	0.51	1.52	—	2.03	—	27.94	13.46		1.24	1.24	1.24	1.43	22,246	17
12-31-16	25.48	0.30	•	4.19	4.49	0.52	2.90	—	3.42	—	26.55	19.52		1.29	1.24	1.24	1.21	18,641	23
12-31-15	31.49	0.30	•	(0.98)	(0.68)	0.93	4.40	—	5.33	—	25.48	(3.26)		1.39	1.24	1.24	1.05	15,551	19
Class I
06-30-20+	23.01	0.23	•	(4.68)	(4.45)	—	—	—	—	—	18.56	(19.34)		0.65	0.65	0.65	2.36	24,622	14
12-31-19	21.41	0.46	•	4.69	5.15	0.67	2.88	—	3.55	—	23.01	24.98		0.64	0.64	0.64	2.02	29,773	22
12-31-18	28.23	0.48	•	(3.73)	(3.25)	0.47	3.10	—	3.57	—	21.41	(13.31)		0.64	0.64	0.64	1.82	27,943	31
12-31-17	26.77	0.55	•	3.07	3.62	0.64	1.52	—	2.16	—	28.23	14.13		0.64	0.64	0.64	2.02	33,894	17
12-31-16	25.68	0.45	•	4.23	4.68	0.69	2.90	—	3.59	—	26.77	20.23		0.64	0.64	0.64	1.81	28,117	23
12-31-15	31.71	0.47	•	(0.98)	(0.51)	1.12	4.40	—	5.52	—	25.68	(2.69)		0.64	0.64	0.64	1.63	23,008	19
Class S
06-30-20+	23.25	0.20	•	(4.73)	(4.53)	—	—	—	—	—	18.72	(19.48)		0.90	0.90	0.90	2.09	272,232	14
12-31-19	21.58	0.41	•	4.73	5.14	0.59	2.88	—	3.47	—	23.25	24.73		0.89	0.89	0.89	1.78	367,941	22
12-31-18	28.43	0.42	•	(3.78)	(3.36)	0.39	3.10	—	3.49	—	21.58	(13.58)		0.89	0.89	0.89	1.56	350,968	31
12-31-17	26.94	0.48	•	3.10	3.58	0.57	1.52	—	2.09	—	28.43	13.89		0.89	0.89	0.89	1.76	476,317	17
12-31-16	25.81	0.41		4.23	4.64	0.61	2.90	—	3.51	—	26.94	19.92		0.89	0.89	0.89	1.56	507,524	23
12-31-15	31.83	0.40	•	(0.99)	(0.59)	1.03	4.40	—	5.43	—	25.81	(2.93)		0.89	0.89	0.89	1.39	451,452	19
Class S2
06-30-20+	23.00	0.19	•	(4.68)	(4.49)	—	—	—	—	—	18.51	(19.52)		1.05	1.05	1.05	1.95	20,936	14
12-31-19	21.39	0.37	•	4.67	5.04	0.55	2.88	—	3.43	—	23.00	24.47		1.04	1.04	1.04	1.63	27,277	22
12-31-18	28.19	0.37	•	(3.73)	(3.36)	0.34	3.10	—	3.44	—	21.39	(13.67)		1.04	1.04	1.04	1.41	25,812	31
12-31-17	26.73	0.44	•	3.06	3.50	0.52	1.52	—	2.04	—	28.19	13.67		1.04	1.04	1.04	1.62	33,409	17
12-31-16	25.62	0.35	•	4.23	4.58	0.57	2.90	—	3.47	—	26.73	19.80		1.07	1.04	1.04	1.41	38,721	23
12-31-15	31.63	0.36	•	(0.99)	(0.63)	0.98	4.40	—	5.38	—	25.62	(3.10)		1.14	1.04	1.04	1.24	38,764	19
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-20+	21.02	(0.05	)•	(0.99)	(1.04)	—	—	—	—	—	19.98	(4.95)		1.85	1.85	1.85	(0.50)	44,441	13
12-31-19	16.95	0.01		5.24	5.25	—	1.18	—	1.18	—	21.02	31.47		1.86	1.86	1.86	0.03	50,224	21
12-31-18	20.52	(0.01)		(3.49)	(3.50)	0.07	—	—	0.07	—	16.95	(17.12)		1.86	1.86	1.86	(0.07)	40,881	21
12-31-17	14.43	(0.05)		6.19	6.14	0.05	—	—	0.05	—	20.52	42.55		1.86	1.86	1.86	(0.24)	57,093	26
12-31-16	12.92	0.02	•	1.61	1.63	0.12	—	—	0.12	—	14.43	12.62		1.90	1.85	1.85	0.12	35,873	24
12-31-15	16.63	0.07		(2.56)	(2.49)	0.14	1.08	—	1.22	—	12.92	(16.07	)(a)	2.01	1.86	1.86	0.45	34,072	15
Class I
06-30-20+	22.24	0.01		(1.04)	(1.03)	—	—	—	—	—	21.21	(4.63)		1.25	1.25	1.25	0.10	71,441	13
12-31-19	17.80	0.13		5.52	5.65	0.03	1.18	—	1.21	—	22.24	32.23		1.26	1.26	1.26	0.62	79,674	21
12-31-18	21.52	0.12		(3.67)	(3.55)	0.17	—	—	0.17	—	17.80	(16.58)		1.26	1.26	1.26	0.53	61,663	21
12-31-17	15.10	0.08		6.47	6.55	0.13	—	—	0.13	—	21.52	43.45		1.26	1.26	1.26	0.34	82,567	26
12-31-16	13.52	0.10	•	1.70	1.80	0.22	—	—	0.22	—	15.10	13.27		1.25	1.25	1.25	0.71	63,276	24
12-31-15	17.36	0.17		(2.68)	(2.51)	0.25	1.08	—	1.33	—	13.52	(15.57	)(a)	1.26	1.26	1.26	1.05	58,250	15
Class S
06-30-20+	22.08	(0.02	)•	(1.03)	(1.05)	—	—	—	—	—	21.03	(4.76)		1.50	1.50	1.50	(0.16)	319,957	13
12-31-19	17.70	0.08		5.48	5.56	0.00 *	1.18	—	1.18	—	22.08	31.91		1.51	1.51	1.51	0.38	370,441	21
12-31-18	21.40	0.05	•	(3.63)	(3.58)	0.12	—	—	0.12	—	17.70	(16.81)		1.51	1.51	1.51	0.27	319,682	21
12-31-17	15.02	0.03		6.44	6.47	0.09	—	—	0.09	—	21.40	43.11		1.51	1.51	1.51	0.11	454,764	26
12-31-16	13.45	0.07	•	1.67	1.74	0.17	—	—	0.17	—	15.02	12.95		1.50	1.50	1.50	0.47	362,865	24
12-31-15	17.26	0.13	•	(2.66)	(2.53)	0.20	1.08	—	1.28	—	13.45	(15.75	)(a)	1.51	1.51	1.51	0.81	367,861	15

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S2
06-30-20+	21.80	(0.03	)•	(1.02)	(1.05)	—	—	—	—	—	20.75	(4.82)		1.65	1.65	1.65	(0.30)	10,410	13
12-31-19	17.52	0.05		5.41	5.46	—	1.18	—	1.18	—	21.80	31.64		1.66	1.66	1.66	0.24	11,567	21
12-31-18	21.17	0.04		(3.61)	(3.57)	0.08	—	—	0.08	—	17.52	(16.92)		1.66	1.66	1.66	0.12	10,587	21
12-31-17	14.86	(0.01	)•	6.37	6.36	0.05	—	—	0.05	—	21.17	42.85		1.66	1.66	1.66	(0.03)	15,050	26
12-31-16	13.30	0.05	•	1.65	1.70	0.14	—	—	0.14	—	14.86	12.79		1.68	1.65	1.65	0.32	14,570	24
12-31-15	17.08	0.10	•	(2.64)	(2.54)	0.16	1.08	—	1.24	—	13.30	(15.91	)(a)	1.76	1.66	1.66	0.65	16,530	15
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-20+	16.06	0.03	•	0.06	0.09	—	—	—	—	—	16.15	0.56		1.57	1.54	1.54	0.43	108,002	11
12-31-19	14.01	0.06		3.89	3.95	0.10	1.80	—	1.90	—	16.06	28.89		1.57	1.54	1.54	0.48	110,093	16
12-31-18	16.98	0.07		(0.23)	(0.16)	0.14	2.67	—	2.81	—	14.01	(2.07)		1.57	1.54	1.54	0.47	78,112	27
12-31-17	14.58	0.10		3.53	3.63	0.17	1.06	—	1.23	—	16.98	25.47		1.57	1.55	1.55	0.60	83,492	29
12-31-16	15.29	0.13	•	0.68	0.81	0.17	1.35	—	1.52	—	14.58	4.94		1.61	1.54	1.54	0.83	68,606	26
12-31-15	16.56	0.15		0.87	1.02	0.28	2.01	—	2.29	—	15.29	5.95		1.71	1.55	1.55	0.90	56,395	27
Class R6
06-30-20+	17.33	0.09	•	0.06	0.15	—	—	—	—	—	17.48	0.87		0.97	0.94	0.94	1.10	923	11
12-31-19	14.97	0.18	•	4.17	4.35	0.19	1.80	—	1.99	—	17.33	29.74		0.97	0.94	0.94	1.07	635	16
12-31-18	17.96	0.19	•	(0.27)	(0.08)	0.24	2.67	—	2.91	—	14.97	(1.51)		0.97	0.94	0.94	1.14	84	27
12-31-17	15.35	0.21	•	3.71	3.92	0.25	1.06	—	1.31	—	17.96	26.16		0.97	0.95	0.95	1.21	44	29
05-03-16(5)–12-31-16	16.66	0.22	•	0.07	0.29	0.25	1.35	—	1.60	—	15.35	1.46		0.96	0.94	0.94	1.48	49	26
Class S
06-30-20+	17.36	0.06	•	0.07	0.13	—	—	—	—	—	17.49	0.75		1.22	1.19	1.19	0.77	247,870	11
12-31-19	15.00	0.14	•	4.16	4.30	0.14	1.80	—	1.94	—	17.36	29.34		1.22	1.19	1.19	0.82	266,633	16
12-31-18	17.97	0.14	•	(0.25)	(0.11)	0.19	2.67	—	2.86	—	15.00	(1.69)		1.22	1.19	1.19	0.81	243,512	27
12-31-17	15.36	0.16	•	3.71	3.87	0.20	1.06	—	1.26	—	17.97	25.81		1.22	1.20	1.20	0.95	282,442	29
12-31-16	16.02	0.20		0.70	0.90	0.21	1.35	—	1.56	—	15.36	5.30		1.21	1.19	1.19	1.20	299,965	26
12-31-15	17.23	0.21	•	0.92	1.13	0.33	2.01	—	2.34	—	16.02	6.36		1.21	1.20	1.20	1.26	319,681	27
Class S2
06-30-20+	17.18	0.05	•	0.06	0.11	—	—	—	—	—	17.29	0.64		1.37	1.34	1.34	0.63	37,027	11
12-31-19	14.86	0.11	•	4.13	4.24	0.12	1.80	—	1.92	—	17.18	29.15		1.37	1.34	1.34	0.67	38,888	16
12-31-18	17.83	0.12		(0.26)	(0.14)	0.16	2.67	—	2.83	—	14.86	(1.89)		1.37	1.34	1.34	0.66	35,431	27
12-31-17	15.24	0.14	•	3.69	3.83	0.18	1.06	—	1.24	—	17.83	25.69		1.37	1.35	1.35	0.80	41,831	29
12-31-16	15.90	0.17	•	0.70	0.87	0.18	1.35	—	1.53	—	15.24	5.16		1.39	1.34	1.34	1.05	44,381	26
12-31-15	17.12	0.19	•	0.90	1.09	0.30	2.01	—	2.31	—	15.90	6.17		1.46	1.35	1.35	1.11	50,093	27
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-20+	27.98	0.10	•	(0.16)	(0.06)	—	—	—	—	—	27.92	(0.21)		1.24	1.24	1.24	0.75	1,334,757	62
12-31-19	24.10	0.25		5.46	5.71	0.34	1.49	—	1.83	—	27.98	23.99		1.24	1.24	1.24	1.02	1,353,246	53
12-31-18	26.53	0.48		(0.36)	0.12	0.50	2.05	—	2.55	—	24.10	0.10		1.24	1.24	1.24	1.94	990,787	75
12-31-17	24.54	0.19		3.36	3.55	0.25	1.31	—	1.56	—	26.53	14.72		1.24	1.24	1.24	0.78	954,071	61
12-31-16	25.27	0.24	•	1.68	1.92	0.28	2.37	—	2.65	—	24.54	7.65		1.29	1.24	1.24	0.97	778,133	69
12-31-15	28.02	0.24	•	1.14	1.38	0.28	3.85	—	4.13	—	25.27	4.85		1.39	1.24	1.24	0.89	596,730	67
Class I
06-30-20+	29.41	0.19	•	(0.16)	0.03	—	—	—	—	—	29.44	0.10		0.64	0.64	0.64	1.35	1,622,851	62
12-31-19	25.23	0.43		5.73	6.16	0.49	1.49	—	1.98	—	29.41	24.71		0.64	0.64	0.64	1.62	1,673,642	53
12-31-18	27.64	0.67		(0.38)	0.29	0.65	2.05	—	2.70	—	25.23	0.74		0.64	0.64	0.64	2.57	1,245,366	75
12-31-17	25.49	0.36		3.50	3.86	0.40	1.31	—	1.71	—	27.64	15.39		0.64	0.64	0.64	1.38	1,217,289	61
12-31-16	26.12	0.40		1.75	2.15	0.41	2.37	—	2.78	—	25.49	8.31		0.64	0.64	0.64	1.55	1,084,776	69
12-31-15	28.80	0.40		1.18	1.58	0.41	3.85	—	4.26	—	26.12	5.47		0.64	0.64	0.64	1.48	1,027,480	67

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class R6
06-30-20+	29.43	0.19	•	(0.16)	0.03	—	—	—	—	—	29.46	0.10		0.64	0.64		0.64	1.35		197,938	62
12-31-19	25.24	0.46	•	5.71	6.17	0.49	1.49	—	1.98	—	29.43	24.74		0.64	0.64		0.64	1.62		181,835	53
12-31-18	27.66	0.70	•	(0.42)	0.28	0.65	2.05	—	2.70	—	25.24	0.70		0.64	0.64		0.64	2.57		94,159	75
12-31-17	25.49	0.38	•	3.50	3.88	0.40	1.31	—	1.71	—	27.66	15.47		0.64	0.64		0.64	1.38		59,752	61
05-03-16(5)–12-31-16	27.00	0.48	•	0.79	1.27	0.41	2.37	—	2.78	—	25.49	4.78		0.64	0.64		0.64	1.91		8,696	69
Class S
06-30-20+	29.42	0.16	•	(0.16)	0.00 *	—	—	—	—	—	29.42	0.00		0.89	0.89		0.89	1.10		3,960,906	62
12-31-19	25.25	0.39	•	5.69	6.08	0.42	1.49	—	1.91	—	29.42	24.36		0.89	0.89		0.89	1.37		4,163,308	53
12-31-18	27.65	0.63	•	(0.40)	0.23	0.58	2.05	—	2.63	—	25.25	0.51		0.89	0.89		0.89	2.29		3,640,431	75
12-31-17	25.50	0.31	•	3.48	3.79	0.33	1.31	—	1.64	—	27.65	15.10		0.89	0.89		0.89	1.13		4,050,729	61
12-31-16	26.13	0.34		1.74	2.08	0.34	2.37	—	2.71	—	25.50	8.05		0.89	0.89		0.89	1.30		4,074,922	69
12-31-15	28.82	0.33		1.18	1.51	0.35	3.85	—	4.20	—	26.13	5.18		0.89	0.89		0.89	1.23		4,044,261	67
Class S2
06-30-20+	29.19	0.13	•	(0.16)	(0.03)	—	—	—	—	—	29.16	(0.10)		1.04	1.04		1.04	0.95		64,120	62
12-31-19	25.06	0.34	•	5.65	5.99	0.37	1.49	—	1.86	—	29.19	24.19		1.04	1.04		1.04	1.22		73,222	53
12-31-18	27.47	0.58	•	(0.40)	0.18	0.54	2.05	—	2.59	—	25.06	0.33		1.04	1.04		1.04	2.13		68,741	75
12-31-17	25.33	0.26	•	3.47	3.73	0.28	1.31	—	1.59	—	27.47	14.96		1.04	1.04		1.04	0.98		74,919	61
12-31-16	25.98	0.31		1.71	2.02	0.30	2.37	—	2.67	—	25.33	7.86		1.07	1.04		1.04	1.15		82,812	69
12-31-15	28.67	0.30		1.16	1.46	0.30	3.85	—	4.15	—	25.98	5.06		1.14	1.04		1.04	1.08		87,130	67
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-20+	9.97	0.09	•	(1.99)	(1.90)	—	—	—	—	—	8.07	(19.06)		1.25	1.22		1.22	2.10		39,805	16
12-31-19	10.74	0.21	•	2.42	2.63	0.26	3.14	—	3.40	—	9.97	25.93		1.24	1.21		1.21	1.82		51,293	17
12-31-18	14.34	0.23		(1.38)	(1.15)	0.23	2.22	—	2.45	—	10.74	(9.69	)(b)	1.24	1.09	(c)	1.09	1.80	(d)	43,287	16
12-31-17	13.63	0.20		1.86	2.06	0.25	1.10	—	1.35	—	14.34	15.89		1.24	1.24		1.24	1.38		53,101	19
12-31-16	13.03	0.23		2.04	2.27	0.26	1.41	—	1.67	—	13.63	18.30		1.29	1.24		1.24	1.67		50,794	26
12-31-15	16.29	0.23		(1.27)	(1.04)	0.26	1.96	—	2.22	—	13.03	(7.24)		1.39	1.24		1.24	1.52		50,413	27
Class I
06-30-20+	10.27	0.12	•	(2.06)	(1.94)	—	—	—	—	—	8.33	(18.89)		0.65	0.62		0.62	2.71		63,531	16
12-31-19	10.97	0.29	•	2.47	2.76	0.32	3.14	—	3.46	—	10.27	26.66		0.64	0.61		0.61	2.42		81,596	17
12-31-18	14.59	0.31		(1.41)	(1.10)	0.30	2.22	—	2.52	—	10.97	(9.09	)(b)	0.64	0.49	(c)	0.49	2.40	(d)	82,300	16
12-31-17	13.85	0.28	•	1.90	2.18	0.34	1.10	—	1.44	—	14.59	16.48		0.64	0.64		0.64	1.94		99,204	19
12-31-16	13.20	0.31	•	2.09	2.40	0.34	1.41	—	1.75	—	13.85	19.07		0.64	0.64		0.64	2.32		135,151	26
12-31-15	16.47	0.32	•	(1.28)	(0.96)	0.35	1.96	—	2.31	—	13.20	(6.65)		0.64	0.64		0.64	2.09		90,800	27
Class S
06-30-20+	10.31	0.11	•	(2.07)	(1.96)	—	—	—	—	—	8.35	(19.01)		0.90	0.87		0.87	2.46		122,626	16
12-31-19	11.00	0.25	•	2.50	2.75	0.30	3.14	—	3.44	—	10.31	26.42		0.89	0.86		0.86	2.13		161,388	17
12-31-18	14.62	0.29		(1.42)	(1.13)	0.27	2.22	—	2.49	—	11.00	(9.32	)(b)	0.89	0.74	(c)	0.74	2.15	(d)	541,914	16
12-31-17	13.87	0.25	•	1.90	2.15	0.30	1.10	—	1.40	—	14.62	16.23		0.89	0.89		0.89	1.73		694,870	19
12-31-16	13.22	0.28		2.08	2.36	0.30	1.41	—	1.71	—	13.87	18.77		0.89	0.89		0.89	2.01		772,218	26
12-31-15	16.49	0.28	•	(1.28)	(1.00)	0.31	1.96	—	2.27	—	13.22	(6.90)		0.89	0.89		0.89	1.86		758,358	27
Class S2
06-30-20+	10.07	0.10	•	(2.02)	(1.92)	—	—	—	—	—	8.15	(19.07)		1.05	1.02		1.02	2.30		68,125	16
12-31-19	10.82	0.23	•	2.44	2.67	0.28	3.14	—	3.42	—	10.07	26.13		1.04	1.01		1.01	2.01		90,172	17
12-31-18	14.42	0.26		(1.39)	(1.13)	0.25	2.22	—	2.47	—	10.82	(9.45	)(b)	1.04	0.89	(c)	0.89	2.00	(d)	91,924	16
12-31-17	13.70	0.23		1.87	2.10	0.28	1.10	—	1.38	—	14.42	16.07		1.04	1.04		1.04	1.58		113,247	19
12-31-16	13.08	0.25		2.06	2.31	0.28	1.41	—	1.69	—	13.70	18.59		1.07	1.04		1.04	1.86		113,380	26
12-31-15	16.35	0.25		(1.27)	(1.02)	0.29	1.96	—	2.25	—	13.08	(7.08)		1.14	1.04		1.04	1.72		111,098	27

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-20+	16.26	0.04	•	(1.12)	(1.08)	—	—	—	—	—	15.18	(6.64)		1.38	1.36	1.36	0.58	20,487	20
12-31-19	13.63	0.12		3.49	3.61	0.06	0.92	—	0.98	—	16.26	27.20		1.41	1.36	1.36	0.87	23,415	30
12-31-18	16.16	0.10		(2.41)	(2.31)	0.22	—	—	0.22	—	13.63	(14.46)		1.45	1.40	1.40	0.70	18,465	35
12-31-17	12.79	0.08		3.42	3.50	0.13	—	—	0.13	—	16.16	27.42		1.40	1.40	1.40	0.64	21,086	37
12-31-16	12.73	0.11		0.09	0.20	0.14	—	—	0.14	—	12.79	1.59		1.43	1.38	1.38	0.82	15,001	33
12-31-15	12.98	0.07	•	(0.24)	(0.17)	0.08	—	—	0.08	—	12.73	(1.36	)(e)	1.50	1.35	1.35	0.49	15,149	43
Class I
06-30-20+	16.35	0.09	•	(1.14)	(1.05)	—	—	—	—	—	15.30	(6.42)		0.78	0.76	0.76	1.21	37,670	20
12-31-19	13.69	0.23		3.50	3.73	0.15	0.92	—	1.07	—	16.35	28.04		0.81	0.76	0.76	1.47	41,352	30
12-31-18	16.22	0.20	•	(2.42)	(2.22)	0.31	—	—	0.31	—	13.69	(13.96)		0.85	0.80	0.80	1.30	35,717	35
12-31-17	12.82	0.19	•	3.41	3.60	0.20	—	—	0.20	—	16.22	28.21		0.80	0.80	0.80	1.26	44,832	37
12-31-16	12.76	0.19		0.09	0.28	0.22	—	—	0.22	—	12.82	2.18		0.78	0.78	0.78	1.41	38,010	33
12-31-15	12.99	0.16	•	(0.24)	(0.08)	0.15	—	—	0.15	—	12.76	(0.73	)(e)	0.75	0.75	0.75	1.15	39,288	43
Class S
06-30-20+	16.28	0.07	•	(1.13)	(1.06)	—	—	—	—	—	15.22	(6.51)		1.03	1.01	1.01	0.94	131,864	20
12-31-19	13.64	0.18	•	3.49	3.67	0.11	0.92	—	1.03	—	16.28	27.64		1.06	1.01	1.01	1.20	151,437	30
12-31-18	16.15	0.17	•	(2.42)	(2.25)	0.26	—	—	0.26	—	13.64	(14.12)		1.10	1.05	1.05	1.07	137,550	35
12-31-17	12.77	0.15	•	3.40	3.55	0.17	—	—	0.17	—	16.15	27.87		1.05	1.05	1.05	1.01	175,297	37
12-31-16	12.71	0.15	•	0.09	0.24	0.18	—	—	0.18	—	12.77	1.90		1.03	1.03	1.03	1.17	154,225	33
12-31-15	12.94	0.12		(0.23)	(0.11)	0.12	—	—	0.12	—	12.71	(0.94	)(e)	1.00	1.00	1.00	0.88	171,416	43

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for VY® JPMorgan Emerging Markets Equity Portfolio would have been (16.33)%, (15.82)%, (16.00)% and (16.16)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, total return for VY® T.Rowe Price Equity Income Portfolio would have been (9.84)%, (9.24)%, (9.47)% and (9.60)% for Classes ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, VY® T.Rowe Price Equity Income Portfolio’s Net Expense Ratios would have been 1.23%, 0.63%, 0.88% and 1.03% for Class ADV, I, S and S2, respectively.
(d)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, VY® T.Rowe Price Equity Income Portfolio’s Net Investment Income Ratios would have been 1.65%, 2.25%, 2.00% and 1.85% for Classes ADV, I, S and S2, respectively.
(e)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for VY® T.Rowe Price International Stock Portfolio would have been (1.44)%, (0.80)% and (1.10)% for Classes ADV, I and S, respectively.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global

Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared

21

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is

22

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2020, the maximum amount of loss that Invesco Growth and Income and T. Rowe Price International Stock would incur if its counterparties failed to perform would be $239,823 and $2,611, respectively, which represents the gross payments to be received on

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

open forward foreign currency contracts were they to be unwound as of June 30, 2020. There was no collateral pledged by any counterparty at June 30, 2020 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2020, Invesco Growth Income, JPMorgan Emerging Markets Equity, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had a liability position of $99,462, $7, $50,397,825 and $51,024, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2020, the Portfolio’s could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2020.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2020, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward currency contracts at June 30, 2020. There were no open forward foreign currency contracts for Clarion Global Real Estate at June 30, 2020.

	Purchased	Sold
Clarion Global Real Estate	$—	$125,622
Invesco Growth and Income	2,032,760	27,899,035
JPMorgan Emerging Markets Equity	561,883	—
T. Rowe Price Capital Appreciation	1,553,571	—
T. Rowe Price International Stock	85,793	1,007,747

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2020, T. Rowe Price Equity Income had an average notional value on futures contracts purchased of $2,317,650. Please refer to the Portfolio of Investments for open futures contracts at June 30, 2020.

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2020, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock

had written equity options with an average notional value of $656,585,864 and $910,076, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for T. Rowe Price Capital Appreciation and T. Rowe Price International Stock for open written equity options at June 30, 2020.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2020.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Clarion Global Real Estate	$104,401,318	$113,808,096
Invesco Growth and Income	47,586,551	63,968,640
JPMorgan Emerging Markets Equity	55,760,510	95,664,947
Morgan Stanley Global Franchise	41,244,623	62,482,147
T. Rowe Price Capital Appreciation	3,979,901,568	3,898,751,666
T. Rowe Price Equity Income	50,168,468	68,022,577
T. Rowe Price International Stock	37,087,715	47,127,014

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million

Portfolio	Fee
T. Rowe Price International Stock(1)	0.64% on the first $4 billion; 0.63% on the amount in excess of $4 billion

(1)	The Investment Adviser is contractually obligated to waive 0.04% of the management fee for T. Rowe Price International Stock. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(3)	0.75% first $750 million; 0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

(3)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to each respective Portfolio.

The Investment Adviser is contractually obligated to waive 0.033%, 0.026% and 0.030% of the management fee for Clarion Global Real Estate, Morgan Stanley Global Franchise and T. Rowe Price Equity Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board. Prior to January 1, 2020, the Investment Adviser had contractually agreed to waive 0.010% of the management fee for Clarion Global Real Estate. Any fees waived or reimbursed were not eligible for recoupment. Modification of this obligation was approved by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective

Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the period ended June 30, 2020, the Distributor waived $853,989 of class specific distribution and shareholder servicing fees and the Investment Adviser waived $271,392 of management fees to assist the Portfolio in maintaining a yield of not less than zero. The class specific waivers were comprised of the following amounts:

	Distribution Fee	Shareholder Servicing Fee
Class S	$—	$275,181
Class S2	220,925	357,883

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2021	2022	2023	Total
Government Liquid Assets	$—	$—	$271,392	$271,392

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance	T. Rowe Price Equity Income	6.57%
Company	T. Rowe Price International Stock	13.62
Security Life of Denver	Government Liquid Assets	5.29
Insurance Company	Clarion Global Real Estate	5.17
	JPMorgan Emerging Markets Equity	8.10
	T. Rowe Price Equity Income	8.44
	T. Rowe Price International Stock	5.65
Voya Global Perspectives Portfolio	Clarion Global Real Estate	5.51
Voya Institutional Trust	Government Liquid Assets	51.18
Company	Clarion Global Real Estate	11.88
	JPMorgan Emerging Markets Equity	10.21
	Morgan Stanley Global Franchise	28.83
	T. Rowe Price Capital Appreciation	29.62
	T. Rowe Price Equity Income	36.94
	T. Rowe Price International Stock	11.16
Voya Retirement	Clarion Global Real Estate	35.39
Insurance and Annuity	Invesco Growth and Income	17.85
Company	JPMorgan Emerging Markets Equity	15.31
	T. Rowe Price Capital Appreciation	29.85
	T. Rowe Price Equity Income	47.19
	T. Rowe Price International Stock	8.35

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 under the 1940 Act. For the six months ended June 30, 2020, T. Rowe Price Capital Appreciation engaged in such purchase and sale transactions totaling $11,323,048 and $267,772,183, respectively.

Effective January 1, 2020, Clarion Global Real Estate and T. Rowe Price International Stock may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Clarion Global Real Estate	$118,210
T. Rowe Price International Stock	40,788

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2021	2022	2023	Total
Clarion Global Real Estate	$276,451	$335,389	$290,571	$902,411
T. Rowe. Price International Stock	13,546	70,743	—	84,289

The Expense Limitation Agreements are contractual through May 1, 2021, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2020 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Clarion Global Real Estate	1	$4,421,000	2.55%
JPMorgan Emerging Markets Equity	26	981,154	1.47

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2020	22,527,259	—	154,293	(16,570,034)	6,111,518	22,527,259	—	154,293	(16,570,034)	6,111,518
12/31/2019	27,338,984	—	1,149,040	(38,086,906)	(9,598,882)	27,338,984	—	1,149,041	(38,086,906)	(9,598,881)
Class S
6/30/2020	146,377,071	—	757,978	(64,981,619)	82,153,430	146,377,071	—	757,978	(64,981,619)	82,153,430
12/31/2019	105,890,206	—	5,870,727	(151,393,326)	(39,632,393)	105,890,204	—	5,870,729	(151,393,326)	(39,632,393)
Class S2
6/30/2020	233,850,904	—	750,896	(100,987,476)	133,614,324	233,850,904	—	750,896	(100,987,476)	133,614,324
12/31/2019	81,107,149	—	5,767,380	(113,945,268)	(27,070,739)	81,107,148	—	5,767,381	(113,945,268)	(27,070,739)

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Clarion Global Real Estate
Class ADV
6/30/2020	52,176	—	—	(143,762)	(91,586)	516,018	—	—	(1,570,987)	(1,054,969)
12/31/2019	70,100	—	32,152	(323,215)	(220,963)	860,644	—	394,514	(3,916,605)	(2,661,447)
Class I
6/30/2020	805,380	—	—	(1,151,686)	(346,306)	7,720,504	—	—	(13,101,003)	(5,380,499)
12/31/2019	526,561	—	263,954	(1,189,789)	(399,274)	6,485,548	—	3,315,314	(14,748,857)	(4,947,995)
Class S
6/30/2020	273,833	—	—	(667,332)	(393,499)	2,804,871	—	—	(7,387,347)	(4,582,476)
12/31/2019	202,999	—	203,825	(1,384,294)	(977,470)	2,531,379	—	2,549,899	(17,208,225)	(12,126,947)
Class S2
6/30/2020	1,236	—	—	(4,408)	(3,172)	12,775	—	—	(47,588)	(34,813)
12/31/2019	284	—	1,826	(11,562)	(9,452)	3,682	—	23,042	(146,401)	(119,677)
Invesco Growth and Income
Class ADV
6/30/2020	42,333	—	—	(134,850)	(92,517)	724,563	—	—	(2,452,030)	(1,727,467)
12/31/2019	32,842	—	115,836	(136,407)	12,271	752,320	—	2,498,575	(3,095,163)	155,732
Class I
6/30/2020	157,602	—	—	(124,607)	32,995	2,858,917	—	—	(2,317,199)	541,718
12/31/2019	53,646	—	195,201	(260,360)	(11,513)	1,206,116	—	4,251,471	(5,977,085)	(519,498)
Class S
6/30/2020	235,391	—	—	(1,523,238)	(1,287,847)	4,135,302	—	—	(30,152,737)	(26,017,435)
12/31/2019	161,662	—	2,353,167	(2,948,227)	(433,398)	3,651,614	—	51,840,265	(67,944,103)	(12,452,224)
Class S2
6/30/2020	31,840	—	—	(86,774)	(54,934)	578,786	—	—	(1,707,552)	(1,128,766)
12/31/2019	21,817	—	180,581	(223,561)	(21,163)	491,902	—	3,938,465	(5,019,833)	(589,466)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2020	116,296	—	—	(282,037)	(165,741)	2,267,301	—	—	(5,193,190)	(2,925,889)
12/31/2019	281,136	—	138,039	(441,406)	(22,231)	5,470,948	—	2,713,856	(8,522,028)	(337,224)
Class I
6/30/2020	239,940	—	—	(454,152)	(214,212)	4,938,209	—	—	(8,959,150)	(4,020,941)
12/31/2019	467,321	—	196,864	(545,797)	118,388	9,650,512	—	4,082,963	(11,218,091)	2,515,384
Class S
6/30/2020	238,893	—	—	(1,802,176)	(1,563,283)	4,645,456	—	—	(35,222,377)	(30,576,921)
12/31/2019	723,015	—	975,561	(2,981,926)	(1,283,350)	14,525,557	—	20,116,064	(60,692,033)	(26,050,412)
Class S2
6/30/2020	10,874	—	—	(39,748)	(28,874)	226,796	—	—	(777,698)	(550,902)
12/31/2019	27,135	—	32,208	(133,304)	(73,961)	549,118	—	656,400	(2,697,607)	(1,492,089)
Morgan Stanley Global Franchise
Class ADV
6/30/2020	269,665	—	—	(437,390)	(167,725)	4,249,913	—	—	(6,340,693)	(2,090,780)
12/31/2019	884,610	—	733,488	(339,344)	1,278,754	13,740,896	—	11,237,040	(5,296,512)	19,681,424
Class R6
6/30/2020	16,252	—	—	(102)	16,150	268,632	—	—	(1,774)	266,858
12/31/2019	36,839	—	4,577	(10,413)	31,003	624,916	—	75,422	(172,697)	527,641
Class S
6/30/2020	135,839	—	—	(1,321,088)	(1,185,249)	2,354,405	—	—	(21,822,895)	(19,468,490)
12/31/2019	248,447	—	1,762,890	(2,887,863)	(876,526)	4,196,048	—	29,140,576	(48,204,362)	(14,867,738)
Class S2
6/30/2020	20,612	—	—	(143,125)	(122,513)	328,334	—	—	(2,367,268)	(2,038,934)
12/31/2019	14,454	—	259,109	(394,495)	(120,932)	240,198	—	4,241,616	(6,553,185)	(2,071,371)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2020	2,360,687	—	—	(2,926,591)	(565,904)	63,774,045	—	—	(73,188,261)	(9,414,216)
12/31/2019	5,575,422	—	2,946,529	(1,260,108)	7,261,843	150,351,658	—	79,837,274	(33,969,913)	196,219,019
Class I
6/30/2020	3,686,790	—	—	(5,468,552)	(1,781,762)	101,835,126	—	—	(147,545,201)	(45,710,075)
12/31/2019	9,759,628	—	3,684,129	(5,896,777)	7,546,980	277,225,757	—	105,346,487	(167,049,242)	215,523,002
Class R6
6/30/2020	1,097,961	—	—	(557,397)	540,564	31,007,618	—	—	(15,786,948)	15,220,670
12/31/2019	2,439,618	—	366,413	(356,708)	2,449,323	68,813,223	—	10,487,555	(10,246,153)	69,054,625
Class S
6/30/2020	1,467,151	—	—	(8,312,403)	(6,845,252)	42,627,286	—	—	(232,664,646)	(190,037,360)
12/31/2019	4,635,615	—	9,290,071	(16,631,924)	(2,706,238)	130,238,436	—	265,075,287	(469,100,432)	(73,786,709)

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Capital Appreciation (continued)
Class S2
6/30/2020	69,229	—	—	(378,830)	(309,601)	1,982,885	—	—	(10,419,448)	(8,436,563)
12/31/2019	155,586	—	167,850	(558,499)	(235,063)	4,329,710	—	4,744,849	(15,663,257)	(6,588,698)
T. Rowe Price Equity Income
Class ADV
6/30/2020	305,294	—	—	(513,048)	(207,754)	2,492,447	—	—	(4,218,626)	(1,726,179)
12/31/2019	353,400	—	1,377,723	(617,449)	1,113,674	4,050,764	—	14,085,259	(7,032,973)	11,103,050
Class I
6/30/2020	490,375	—	—	(808,777)	(318,402)	4,197,389	—	—	(7,049,613)	(2,852,224)
12/31/2019	568,006	—	2,106,466	(2,233,897)	440,575	6,692,225	—	22,140,633	(26,950,544)	1,882,314
Class S
6/30/2020	231,566	—	—	(1,204,007)	(972,441)	1,934,451	—	—	(11,178,361)	(9,243,910)
12/31/2019	1,718,437	—	15,400,962	(50,726,943)	(33,607,544)	19,394,247	—	162,548,177	(526,249,689)	(344,307,265)
Class S2
6/30/2020	236,701	—	—	(833,957)	(597,256)	1,803,870	—	—	(6,828,356)	(5,024,486)
12/31/2019	392,404	—	2,805,920	(2,743,533)	454,791	4,559,810	—	28,955,674	(29,132,389)	4,383,095
T. Rowe Price International Stock
Class ADV
6/30/2020	94,182	—	—	(184,421)	(90,239)	1,416,101	—	—	(2,590,081)	(1,173,980)
12/31/2019	140,915	—	90,834	(146,404)	85,345	2,134,977	—	1,356,151	(2,216,933)	1,274,195
Class I
6/30/2020	69,495	—	—	(137,756)	(68,261)	1,052,445	—	—	(1,998,933)	(946,488)
12/31/2019	155,424	—	182,071	(415,646)	(78,151)	2,322,996	—	2,725,607	(6,317,799)	(1,269,196)
Class S
6/30/2020	156,376	—	—	(796,095)	(639,719)	2,220,855	—	—	(11,504,969)	(9,284,114)
12/31/2019	312,719	—	653,879	(1,749,366)	(782,768)	4,761,972	—	9,755,870	(26,439,672)	(11,921,830)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

counterparty which are subject to offset under the Agreement as of June 30, 2020:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$1,699,453	$(1,699,453)	$—
Total	$1,699,453	$(1,699,453)	$—

(1)	Cash collateral with a fair value of $1,784,829 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	$2,154,802	$(2,154,802)	$—
Total	$2,154,802	$(2,154,802)	$—

(1)	Cash collateral with a fair value of $2,210,932 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$1,263,453	$(1,263,453)	$—
Wells Fargo Securities LLC	11,510,041	(11,510,041)	—
Total	$12,773,494	$(12,773,494)	$—

(1)	Cash collateral with a fair value of $13,075,001 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$537,321	$(537,321)	$—
BMO Capital Markets Corp.	712,382	(712,382)	—
BNP Paribas	2,460,660	(2,460,660)	—
BNP Paribas Prime Brokerage Intl Ltd	5,102,640	(5,102,640)	—
BofA Securities Inc.	5,497,211	(5,497,211)	—
Citadel Clearing LLC	29,305,322	(29,305,322)	—
Citadel Securities LLC	65,752	(65,752)	—
Citigroup Global Markets Inc.	80,866,754	(80,866,754)	—
Cowen Excecution Services LLC	521,384	(521,384)	—
Deutsche Bank Securities Inc.	2,573,633	(2,573,633)	—
Goldman Sachs & Co. LLC	8,505,775	(8,505,775)	—
J.P. Morgan Securities LLC	27,155,887	(27,155,887)	—
Janney Montgomery Scott LLC	107,937	(107,937)	—
Jefferies LLC	683,177	(683,177)	—
Mizuho Securities USA LLC	40,126	(40,126)	—
Morgan Stanley & Co. LLC	2,454,423	(2,454,423)	—
MUFG Securities Americas Inc.	3,327,422	(3,327,422)	—

T. Rowe Price Capital Appreciation (continued)
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$1,918,768	$(1,918,768)	$—
RBC Capital Markets, LLC	109,719	(109,719)	—
RBC Dominion Securities Inc.	1,752,987	(1,752,987)	—
Scotia Capital (USA) Inc.	912,423	(912,423)	—
TD PRIME SERVICES LLC	2,375,950	(2,375,950)	—
UBS AG	906,758	(906,758)	—
UBS Securities LLC	126,018	(126,018)	—
Wells Fargo Bank NA	615,609	(615,609)	—
Wells Fargo Securities LLC	6,948,382	(6,948,382)	—
Total	$185,584,420	$(185,584,420)	$—

(1)	Cash collateral with a fair value of $190,051,942 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	$216,431	$(216,431)	$—
Citadel Securities LLC	20,068	(20,068)	—
Deutsche Bank Securities Inc.	234,046	(234,046)	—
Goldman Sachs & Co. LLC	1,566,064	(1,566,064)	—
MUFG Securities Americas Inc.	119,605	(119,605)	—
National Financial Services LLC	768,624	(768,624)	—
UBS Securities LLC	50,170	(50,170)	—
Total	$2,975,008	$(2,975,008)	$—

(1)	Cash collateral with a fair value of $3,053,902 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$8,362	$(8,362)	$—
BNP Paribas Prime Brokerage Intl Ltd.	568,667	(568,667)	—
Goldman Sachs & Co. LLC	2,543,781	(2,543,781)	—
J.P. Morgan Securities LLC	280,198	(280,198)	—
Nomura Securities International, Inc.	564,056	(564,056)	—
Total	$3,965,064	$(3,965,064)	$—

(1)	Cash collateral with a fair value of $4,139,722 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$12,787,150	$—	$9,875,318	$—
Clarion Global Real Estate	6,282,769	—	15,421,551	—
Invesco Growth and Income	10,636,889	51,891,887	7,121,509	57,360,784
JPMorgan Emerging Markets Equity	1,435,190	26,134,093	3,094,309	—
Morgan Stanley Global Franchise	3,001,531	41,693,123	4,848,074	55,874,886
T. Rowe Price Capital Appreciation	104,681,934	360,809,518	255,040,429	343,067,734
T. Rowe Price Equity Income	22,961,755	204,767,988	21,746,801	131,909,682
T. Rowe Price International Stock	2,426,161	11,411,467	3,915,634	—

The tax-basis components of distributable earnings as of December 31, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Government Liquid Assets	$13,516	$—	$—
Clarion Global Real Estate	12,255,192	14,559,953	35,132,775
Invesco Growth and Income	7,564,552	30,987,138	74,375,324
JPMorgan Emerging Markets Equity	1,707,646	31,734,342	171,696,185
Morgan Stanley Global Franchise	3,587,077	30,532,623	112,560,884
T. Rowe Price Capital Appreciation	117,314,807	469,741,721	1,131,610,742
T. Rowe Price Equity Income	10,790,686	1,198,631	78,275,896
T. Rowe Price International Stock	5,237,501	4,237,539	37,830,299

At December 31, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LITIGATION

On September 24, 2012, certain Voya mutual funds, including T. Rowe Price Equity Income (the “Subject Fund”), were officially served and included as shareholder defendants in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”).

In the FitzSimons Action, the plaintiff (a litigation trustee appointed by the Bankruptcy Court, the “Trustee”) alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of Tribune through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the Trustee must prove that Tribune — not the Subject Fund — acted with actual fraudulent intent when Tribune redeemed its shares. With regard to the Subject Fund, the Trustee need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — LITIGATION (continued)

tendering its shares is not a defense to the Trustee’s actual fraud claim.

In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases (former creditors of Tribune) allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered Tribune insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases to be transferred to the Southern District of New York (the “District Court”).

On September 23, 2013, the District Court dismissed the claims against the shareholder defendants, holding that the plaintiffs lacked standing to pursue the claims so long as the Trustee in the FitzSimons Action maintained the actual fraudulent transfer claims in the FitzSimons case against the same shareholders.

On December 20, 2013, the plaintiffs appealed the decision to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. The Second Circuit held that Section 546(e) of the Bankruptcy Code barred the state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of Section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit; the motion was subsequently denied. The plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court (the “Supreme Court”) on September 9, 2016. The shareholder defendants filed their opposition on October 24, 2016, to which the plaintiffs filed a reply on November 4, 2016.

On February 27, 2018, the Supreme Court issued its decision in Merit Management Group v. FTI Consulting (“Merit Management”), a case that, like Tribune, deals with the appropriate scope of section 546(e) of the Bankruptcy Code. On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of Merit Management. On April 10, 2018, the plaintiffs asked the Second Circuit to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition on April 20, 2018. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order did not provide any specific timing for, or guidance on, next steps

Following the Second Circuit’s recall of its prior mandate in light of the Supreme Court’s decision in Merit Management, on December 19, 2019, the Second Circuit issued an amended opinion which vacated its prior March 24, 2016 opinion. This amended opinion once again affirmed the dismissal of the case — affirming the Second Circuit’s prior ruling regarding preemption, and holding that Tribune qualified as a “financial institution.” A new mandate was also issued. The plaintiffs once again moved for rehearing en banc in connection with this ruling on January 2, 2020, but this request was denied by the Second Circuit on February 6, 2020. On July 6, 2020, the plaintiffs filed a petition for writ of certiorari appealing the Second Circuit’s decision up to the Supreme Court.

Procedural History of the FitzSimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On November 20, 2013, the District Court entered an order stating that the FitzSimons Action would remain with the District Court. On January 6, 2017, the District Court dismissed the actual fraudulent transfer claims against the shareholder defendants without leave to replead. Because the January 6, 2017 decision did not fully dispose of all claims asserted in the complaint, the Trustee could not automatically appeal the decision. On February 1, 2017, the Trustee sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the shareholder defendants) were resolved.

On July 18, 2017, the Trustee sought permission from the District Court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim based on the anticipated ruling in Merit Management. On August 24, 2017, the District Court denied the request

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — LITIGATION (continued)

without prejudice, but noted that affirmance of Merit Management would give the Trustee a strong argument that he should be allowed to amend his complaint. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim in light of the Merit Management decision. On March 13, 2018, counsel for a number of shareholder defendants (including counsel for the Subject Fund) filed an opposition.

On June 18, 2018, the District Court entered an order staying any decision on the Trustee’s request on the grounds that it would be preferable to hold off until the Second Circuit issued a further ruling in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to seek to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter that voiced general support for a broad based mediation effort.

On November 30, 2018, Judge Sullivan granted motions to dismiss brought by certain Tribune directors and officers. This decision did not directly impact the shareholder defendants, and because it did not resolve all of the pending motions to dismiss, it did not facilitate an appeal of the dismissal of claims against the shareholder defendants (which had been dismissed almost two years prior). On December 1, 2018, the FitzSimons Action (along with all other Tribune cases still pending in the District Court) were reassigned from Judge Sullivan to Judge Denise Cote. On December 17, 2018, the Trustee filed a motion for reconsideration of Judge Sullivan’s November 30, 2018 decision. On February 12, 2019, Judge Cote denied the Trustee’s motion for reconsideration in its entirety.

On March 27, 2019, Judge Cote lifted the stay previously imposed by Judge Sullivan and allowed the Trustee to move to amend the complaint to assert a constructive fraudulent transfer claim. The Trustee filed his motion on April 4, 2019. The shareholder defendants’ opposition was filed on April 12, 2019. On April 23, 2019, Judge Cote denied the Trustee’s motion. Significantly, Judge Cote held that Tribune qualifies as a “financial institution” under section 546(e) of the Bankruptcy Code.

In mid-July 2019, the Trustee filed a notice of appeal from, among other things, the District Court’s order dismissing the intentional fraudulent transfer claims against the shareholder defendants as well as the order denying the Trustee’s request to amend the complaint to include constructive fraudulent transfer claims against the shareholder defendants. The Trustee filed his opening brief in early January 2020. The defendants’ brief was filed on

April 27, 2020 and the Trustee filed a reply brief on May 18, 2020. Oral argument has now been scheduled for August 24, 2020. The Second Circuit has directed that this appeal be heard in tandem with the appeal of the separate suit pursued by the Trustee against financial advisors Citigroup and Merrill Lynch, which has been fully briefed to the Second Circuit and is awaiting oral argument.

Potential Exposure

For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the FitzSimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision to dismiss these cases is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400), plus any pre-judgement interest granted by the court. The Subject Fund believes the claims raised in these actions are without merit and intends to vigorously defend against them.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 14 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 15 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent

COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the Portfolios paid dividends and distributions of:

	Type	Per Share Amount		Payable Date	Record Date
Government Liquid Assets
All Classes	STCG	$0.0000	*	August 3, 2020	July 30, 2020
Clarion Global Real Estate
Class ADV	NII	$0.5969		July 14, 2020	July 10, 2020
Class I	NII	$0.6813		July 14, 2020	July 10, 2020
Class S	NII	$0.6462		July 14, 2020	July 10, 2020
Class S2	NII	$0.6242		July 14, 2020	July 10, 2020
All Classes	STCG	$0.0723		July 14, 2020	July 10, 2020
All Classes	LTCG	$0.8774		July 14, 2020	July 10, 2020
Invesco Growth and Income
Class ADV	NII	$0.3453		July 14, 2020	July 10, 2020
Class I	NII	$0.4957		July 14, 2020	July 10, 2020
Class S	NII	$0.4313		July 14, 2020	July 10, 2020
Class S2	NII	$0.3967		July 14, 2020	July 10, 2020
All Classes	LTCG	$1.7631		July 14, 2020	July 10, 2020
JPMorgan Emerging Markets Equity
Class ADV	NII	$0.0124		July 14, 2020	July 10, 2020
Class I	NII	$0.1371		July 14, 2020	July 10, 2020
Class S	NII	$0.0785		July 14, 2020	July 10, 2020
Class S2	NII	$0.0453		July 14, 2020	July 10, 2020
All Classes	LTCG	$1.4938		July 14, 2020	July 10, 2020
Morgan Stanley Global Franchise
Class ADV	NII	$0.0864		July 14, 2020	July 10, 2020
Class R6	NII	$0.1730		July 14, 2020	July 10, 2020
Class S	NII	$0.1263		July 14, 2020	July 10, 2020
Class S2	NII	$0.1003		July 14, 2020	July 10, 2020
All Classes	STCG	$0.0438		July 14, 2020	July 10, 2020
All Classes	LTCG	$1.3285		July 14, 2020	July 10, 2020
T. Rowe Price Capital Appreciation
Class ADV	NII	$0.0795		July 14, 2020	July 10, 2020
Class I	NII	$0.0795		July 14, 2020	July 10, 2020
Class R6	NII	$0.0795		July 14, 2020	July 10, 2020
Class S	NII	$0.0795		July 14, 2020	July 10, 2020
Class S2	NII	$0.0795		July 14, 2020	July 10, 2020
All Classes	STCG	$0.3976		July 14, 2020	July 10, 2020
All Classes	LTCG	$1.9099		July 14, 2020	July 10, 2020
T. Rowe Price Equity Income
Class ADV	NII	$0.2172		July 14, 2020	July 10, 2020
Class I	NII	$0.2762		July 14, 2020	July 10, 2020
Class S	NII	$0.1801		July 14, 2020	July 10, 2020
Class S2	NII	$0.2284		July 14, 2020	July 10, 2020
All Classes	STCG	$0.0866		July 14, 2020	July 10, 2020
All Classes	LTCG	$0.0338		July 14, 2020	July 10, 2020
T. Rowe Price International Stock
Class ADV	NII	$0.3376		July 14, 2020	July 10, 2020
Class I	NII	$0.4322		July 14, 2020	July 10, 2020
Class S	NII	$0.3897		July 14, 2020	July 10, 2020
All Classes	STCG	$0.0281		July 14, 2020	July 10, 2020
All Classes	LTCG	$0.3403		July 14, 2020	July 10, 2020

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

*  Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

37

VOYA GOVERNMENT LIQUID	PORTFOLIO OF INVESTMENTS
ASSETS PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

U.S. Government Agency Debt	42.4%
U.S. Treasury Repurchase Agreement	30.5
U.S. Treasury Debt	14.0
Investment Companies	9.7
Assets in Excess of Other Liabilities	3.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 42.4%
26,000,000	Fannie Mae, 0.120%, (SOFRRATE + 0.040%), 01/29/2021	$25,995,390	2.7
5,000,000	Fannie Mae, 0.155%, (SOFRRATE + 0.075%), 10/30/2020	5,000,664	0.5
107,000,000	Fannie Mae, 0.200%, (SOFRRATE + 0.120%), 03/16/2021	107,000,000	11.3
14,000,000	Fannie Mae, 0.360%, (SOFRRATE + 0.280%), 04/26/2021	14,000,000	1.5
555,000	Fannie Mae, 1.875%, 12/28/2020	559,104	0.1
14,000,000	Federal Farm Credit Banks, 0.190%, (US0001M + 0.005%), 06/25/2021	14,000,000	1.5
41,400,000	Federal Farm Credit Banks, 0.193%, (US0001M + 0.010%), 07/02/2020	41,400,195	4.4
940,000	Federal Farm Credit Banks, 0.195%, (US0001M + 0.010%), 08/24/2020	940,371	0.1
8,250,000	Federal Farm Credit Banks, 0.200%, (FEDL01 + 0.120%), 04/23/2021	8,241,196	0.9
550,000	Federal Home Loan Bank Discount Notes, 0.140%, 07/20/2020	549,959	0.1
4,500,000	Federal Home Loan Bank Discount Notes, 0.290%, 07/14/2020	4,499,545	0.5
27,500,000	Federal Home Loan Banks, 0.095%, (US0003M + (0.220)%), 09/11/2020	27,529,040	2.9
15,500,000	Federal Home Loan Banks, 0.160%, (SOFRRATE + 0.080%), 03/04/2021	15,500,000	1.6
26,000,000	Federal Home Loan Banks, 0.210%, (SOFRRATE + 0.130%), 10/16/2020	26,000,000	2.7
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: (continued)
8,000,000		Federal Home Loan Banks, 0.240%, (SOFRRATE + 0.160%), 07/24/2020	$8,000,000	0.8
100,000,000		Federal Home Loan Banks, 1.588%, (US0003M + (0.175)%), 10/05/2020	99,991,482	10.5
500,000		Federal Home Loan Banks, 1.875%, 12/11/2020	503,024	0.1
1,950,000		Federal Home Loan Banks, 2.875%, 09/11/2020	1,959,376	0.2
		Total U.S. Government Agency Debt (Cost $401,669,346)	401,669,346	42.4

U.S. TREASURY DEBT: 14.0%
55,000,000	(1)	United States Cash Management Bill, 0.150%, 09/08/2020	54,984,715	5.8
10,700,000	(1)	United States Treasury Bill, 0.100%, 07/09/2020	10,699,771	1.1
12,000,000	(1)	United States Treasury Bill, 0.110%, 07/07/2020	11,999,783	1.3
55,250,000	(1)	United States Treasury Bill, 0.110%, 07/21/2020	55,246,799	5.8
		Total U.S. Treasury Debt
		(Cost $132,931,068)	132,931,068	14.0

U.S. TREASURY REPURCHASE AGREEMENT: 30.5%
		Repurchase Agreement: 30.5%
161,000,000		Deutsche Bank Repurchase Agreement dated 6/30/20, 0.07%, due 7/1/20, $161,000,313 to be received upon repurchase (Collateralized by $26,412,600, BOND, 4.375%, Market Value plus accrued interest $41,794,869 due 11/15/39)	161,000,000	17.0
128,358,000		Deutsche Bank Repurchase Agreement dated 6/30/2020, 0.07%, due 7/1/20, $128,358,250 to be received upon repurchase (Collateralized by $130,695,200, Note, 0.50%, Market Value plus accrued interest $130,925,224 due 6/30/27)	128,358,000	13.5
		Total U.S. Treasury Repurchase Agreement
		(Cost $289,358,000)	289,358,000	30.5

See Accompanying Notes to Financial Statements

38

VOYA GOVERNMENT LIQUID	PORTFOLIO OF INVESTMENTS
ASSETS PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 9.7%
46,000,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.090%, 07/01/20	$46,000,000	4.9
46,000,000	(2)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 0.150%, 07/01/20	46,000,000	4.8
		Total Investment Companies
		(Cost $92,000,000)	92,000,000	9.7
		Total Investments in Securities (Cost $915,958,414)	$915,958,414	96.6
		Assets in Excess of Other Liabilities	32,509,321	3.4
		Net Assets	$948,467,735	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.
(2)	Rate shown is the 7-day yield as of June 30, 2020.
Reference Rate Abbreviations:
FEDL01	Federal Funds Effective Rate
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

At June 30, 2020, the aggregate cost of securities for federal income tax purposes is the same as for financial reporting purposes.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Investment Companies	$92,000,000	$—	$—	$92,000,000
U.S. Government Agency Debt	—	401,669,346	—	401,669,346
U.S. Treasury Debt	—	132,931,068	—	132,931,068
U.S. Treasury Repurchase Agreement	—	289,358,000	—	289,358,000
Total Investments, at fair value	$92,000,000	$823,958,414	$—	$915,958,414

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2020:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$289,358,000	$(289,358,000)	$—
Totals	$289,358,000	$(289,358,000)	$—

(1)	Collateral with a fair value of $172,720,093 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

39

VY® CLARION GLOBAL	SUMMARY PORTFOLIO OF INVESTMENTS
REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

United States	54.4%
Japan	11.9%
Germany	8.0%
Hong Kong	6.6%
Australia	4.0%
United Kingdom	3.8%
Singapore	3.2%
Canada	1.8%
Sweden	1.2%
Belgium	0.9%
Countries between 0.3%–0.9%ˆ	2.7%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

*Includes short-term investments.
ˆIncludes 5 countries, which each represents 0.3%–0.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Australia: 4.0%
403,484		Dexus	$2,589,682	1.4
574,211		GPT Group	1,668,143	0.9
1,171,989		Other Securities	2,973,195	1.7
			7,231,020	4.0

		Belgium: 0.9%
49,754		Other Securities	1,623,806	0.9

		Canada: 1.8%
92,364		Canadian Apartment Properties REIT	3,305,809	1.8

		Finland: 0.5%
42,779		Other Securities	904,077	0.5

		France: 0.9%
79,312		Other Securities	1,584,615	0.9

		Germany: 8.0%
88,506	(1)	Alstria Office REIT-AG	1,317,246	0.7
70,506		Deutsche Wohnen SE	3,168,215	1.7
26,525	(1)	LEG Immobilien AG	3,364,302	1.8
66,157		TAG Immobilien AG	1,580,087	0.9
79,896		Vonovia SE	4,883,465	2.7
24,453	(2)	Other Securities	345,567	0.2
			14,658,882	8.0

		Hong Kong: 6.6%
696,063		Hang Lung Properties Ltd.	1,654,735	0.9
434,342		Link REIT	3,566,020	1.9
1,710,000		Sino Land Co.	2,163,493	1.2
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
256,000		Sun Hung Kai Properties Ltd.	$3,270,461	1.8
542,600		Swire Properties Ltd.	1,385,350	0.8
			12,040,059	6.6

		Ireland: 0.3%
430,982		Other Securities	543,548	0.3

		Japan: 11.9%
264		Kenedix Office Investment Corp.	1,475,130	0.8
404		Kenedix Retail REIT Corp.	756,411	0.4
1,538		LaSalle Logiport REIT	2,368,821	1.3
1,811		MCUBS MidCity Investment Corp.	1,319,487	0.7
249,200		Mitsubishi Estate Co., Ltd.	3,713,533	2.0
95,800		Nomura Real Estate Holdings, Inc.	1,783,548	1.0
2,929		Orix JREIT, Inc.	3,860,811	2.1
149,600	(3)	Tokyo Tatemono Co., Ltd.	1,721,886	1.0
70,946		Other Securities	4,750,028	2.6
			21,749,655	11.9

		Luxembourg: 0.6%
50,511		Other Securities	1,168,225	0.6

		Norway: 0.4%
59,892	(4)	Entra ASA	767,736	0.4

		Singapore: 3.2%
1,239,100	(1)	CapitaLand Ltd.	2,617,779	1.5
637,600		CapitaLand Mall Trust	904,710	0.5
910,000		Mapletree Commercial Trust	1,273,278	0.7
452,600		Mapletree Industrial Trust	941,508	0.5
			5,737,275	3.2

		Sweden: 1.2%
75,736		Castellum AB	1,419,136	0.8
17,421		Other Securities	688,865	0.4
			2,108,001	1.2

		United Kingdom: 3.8%
62,143		Derwent London PLC	2,137,638	1.2
130,864		Segro PLC	1,447,349	0.8
459,236	(4)	Tritax EuroBox PLC	577,658	0.3
415,650		Other Securities	2,722,852	1.5
			6,885,497	3.8

		United States: 54.4%
28,144		Alexandria Real Estate Equities, Inc.	4,566,364	2.5
29,663		AvalonBay Communities, Inc.	4,587,086	2.5
31,092		Boston Properties, Inc.	2,810,095	1.5
157,046		Brixmor Property Group, Inc.	2,013,330	1.1
22,384		Camden Property Trust	2,041,868	1.1
76,669		Cousins Properties, Inc.	2,287,036	1.2
20,089		Crown Castle International Corp.	3,361,894	1.8
119,425		CubeSmart	3,223,281	1.8
42,103		CyrusOne, Inc.	3,062,993	1.7
65,039		Duke Realty Corp.	2,301,730	1.3
126,652		Equity Residential	7,449,671	4.1

See Accompanying Notes to Financial Statements

40

VY® CLARION GLOBAL	SUMMARY PORTFOLIO OF INVESTMENTS
REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
114,050	Healthcare Trust of America, Inc.	$3,024,606	1.7
131,483	Healthpeak Properties, Inc.	3,623,671	2.0
83,342	Hudson Pacific Properties, Inc.	2,096,885	1.1
263,450	Invitation Homes, Inc.	7,252,779	4.0
33,694	Life Storage, Inc.	3,199,245	1.8
77,164	Medical Properties Trust, Inc.	1,450,683	0.8
63,471	MGM Growth Properties LLC	1,727,046	0.9
112,535	ProLogis, Inc.	10,502,892	5.8
31,823	QTS Realty Trust, Inc.	2,039,536	1.1
53,020	Simon Property Group, Inc.	3,625,508	2.0
66,645	Spirit Realty Capital, Inc.	2,323,245	1.3
105,880	STORE Capital Corp.	2,521,003	1.4
703,426	VEREIT, Inc.	4,523,029	2.5
146,618	VICI Properties, Inc.	2,960,217	1.6
63,434	Welltower, Inc.	3,282,710	1.8
597,786	Other Securities	7,337,648	4.0
		99,196,051	54.4
	Total Common Stock
	(Cost $165,685,752)	179,504,256	98.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.0%
1,000,000	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21–05/20/70)	1,000,000	0.6
784,829	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $784,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $800,526, due 07/31/20–07/01/50)	784,829	0.4
		Total Repurchase Agreements
		(Cost $1,784,829)	1,784,829	1.0
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.6%
1,109,683	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $1,109,683)	$1,109,683	0.6
		Total Short-Term Investments
		(Cost $2,894,512)	2,894,512	1.6
		Total Investments in Securities (Cost $168,580,264)	$182,398,768	100.1
		Liabilities in Excess of Other Assets	(171,057)	(0.1)
		Net Assets	$182,227,711	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	The grouping contains non-income producing securities.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

REIT Diversification	Percentage of Net Assets
Office REITs	15.1%
Residential REITs	14.6
Real Estate Operating Companies	11.9
Specialized REITs	11.3
Industrial REITs	10.1
Retail REITs	9.8
Diversified Real Estate Activities	8.7
Diversified REITs	7.6
Health Care REITs	6.2
Hotel & Resort REITs	1.6
Real Estate Development	1.6
Assets in Excess of Other Liabilities*	1.5
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

41

VY® CLARION GLOBAL	SUMMARY PORTFOLIO OF INVESTMENTS
REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,231,020	$—	$7,231,020
Belgium	—	1,623,806	—	1,623,806
Canada	3,305,809	—	—	3,305,809
Finland	—	904,077	—	904,077
France	—	1,584,615	—	1,584,615
Germany	—	14,658,882	—	14,658,882
Hong Kong	—	12,040,059	—	12,040,059
Ireland	—	543,548	—	543,548
Japan	—	21,749,655	—	21,749,655
Luxembourg	—	1,168,225	—	1,168,225
Norway	—	767,736	—	767,736
Singapore	—	5,737,275	—	5,737,275
Sweden	—	2,108,001	—	2,108,001
United Kingdom	—	6,885,497	—	6,885,497
United States	99,196,051	—	—	99,196,051
Total Common Stock	102,501,860	77,002,396	—	179,504,256
Short-Term Investments	1,109,683	1,784,829	—	2,894,512
Total Investments, at fair value	$103,611,543	$78,787,225	$—	$182,398,768

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$(118)
Total	$(118)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$(65)
Total	$(65)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $181,036,863.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,532,918
Gross Unrealized Depreciation	(16,131,957)
Net Unrealized Appreciation	$1,400,961

See Accompanying Notes to Financial Statements

42

VY® INVESCO GROWTH	SUMMARY PORTFOLIO OF INVESTMENTS
AND INCOME PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	22.8%
Health Care	18.5%
Information Technology	13.7%
Industrials	10.0%
Energy	6.9%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Materials	4.7%
Communication Services	4.4%
Utilities	3.0%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Communication Services: 4.4%
7,966	(1)	Charter Communications, Inc.	$4,062,979	1.2
118,528		Comcast Corp. — Class A	4,620,221	1.4
3,777,084		Vodafone Group PLC	6,004,639	1.8
			14,687,839	4.4

		Consumer Discretionary: 6.7%
2,476	(1)	Booking Holdings, Inc.	3,942,634	1.2
199,238	(1)	Capri Holdings Ltd.	3,114,090	0.9
338,631		General Motors Co.	8,567,364	2.6
1,203,205		Kingfisher PLC	3,310,231	1.0
66,641		TJX Cos., Inc.	3,369,369	1.0
			22,303,688	6.7

		Consumer Staples: 6.8%
142,697		Philip Morris International, Inc.	9,997,352	3.0
70,704		Sysco Corp.	3,864,680	1.2
182,908	(1)	US Foods Holding Corp.	3,606,946	1.1
87,078		Other Securities	4,968,981	1.5
			22,437,959	6.8

		Energy: 6.9%
947,755		BP PLC	3,630,878	1.1
67,330		Chevron Corp.	6,007,856	1.8
247,978		Royal Dutch Shell PLC — Class A	3,970,428	1.2
918,814		Other Securities	9,168,264	2.8
			22,777,426	6.9

		Financials: 22.8%
254,202		American International Group, Inc.	7,926,018	2.4
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
417,981		Bank of America Corp.	$9,927,049	3.0
204,101		Citigroup, Inc.	10,429,561	3.1
260,091		Citizens Financial Group, Inc.	6,564,697	2.0
43,239		Goldman Sachs Group, Inc.	8,544,891	2.6
184,472		Morgan Stanley	8,909,997	2.7
70,834		PNC Financial Services Group, Inc.	7,452,445	2.2
173,063		Truist Financial Corp.	6,498,516	2.0
19,926		Willis Towers Watson PLC	3,924,426	1.2
218,457		Other Securities	5,192,864	1.6
			75,370,464	22.8

		Health Care: 18.5%
55,984	(1)	Alcon, Inc.	3,216,798	1.0
28,891		Anthem, Inc.	7,597,755	2.3
125,771		Bristol-Myers Squibb Co.	7,395,335	2.2
69,590		CVS Health Corp.	4,521,262	1.4
71,128		Johnson & Johnson	10,002,731	3.0
40,026		McKesson Corp.	6,140,789	1.8
67,983		Medtronic PLC	6,234,041	1.9
108,536		Pfizer, Inc.	3,549,127	1.1
58,666		Sanofi	5,983,005	1.8
34,226		Zimmer Biomet Holdings, Inc.	4,085,215	1.2
129,949		Other Securities	2,624,921	0.8
			61,350,979	18.5

		Industrials: 10.0%
105,752		CSX Corp.	7,375,145	2.2
56,582		General Dynamics Corp.	8,456,746	2.6
191,074		Johnson Controls International plc	6,523,266	2.0
50,990		Raytheon Technologies Corp.	3,142,004	0.9
49,736		Trane Technologies PLC	4,425,509	1.3
96,122		Other Securities	3,204,430	1.0
			33,127,100	10.0

		Information Technology: 13.7%
17,448		Apple, Inc.	6,365,030	1.9
137,523		Cognizant Technology Solutions Corp.	7,814,057	2.4
133,662		Corning, Inc.	3,461,846	1.0
114,701		Intel Corp.	6,862,561	2.1
39,495		NXP Semiconductor NV — NXPI — US	4,504,010	1.4
138,511		Oracle Corp.	7,655,503	2.3
75,874		Qualcomm, Inc.	6,920,467	2.1
36,990		Other Securities	1,725,214	0.5
			45,308,688	13.7

		Materials: 4.7%
247,104		Corteva, Inc.	6,619,916	2.0
85,906		Dow, Inc.	3,501,529	1.1
62,217		DowDuPont, Inc.	3,305,589	1.0
66,664	(2)	Other Securities	2,139,914	0.6
			15,566,948	4.7

See Accompanying Notes to Financial Statements

43

VY® INVESCO GROWTH	SUMMARY PORTFOLIO OF INVESTMENTS
AND INCOME PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 3.0%
97,711	Exelon Corp.	$3,545,932	1.1
94,173	FirstEnergy Corp.	3,652,029	1.1
31,773	Other Securities	2,538,345	0.8
		9,736,306	3.0
	Total Common Stock
	(Cost $332,218,931)	322,667,397	97.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements: 0.7%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21–05/20/70)	1,000,000	0.3
210,932	(3)	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $210,932, collateralized by various U.S. Government Securities, 1.125%–2.625%, Market Value plus accrued interest $215,151, due 01/31/21–02/28/22)	210,932	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20–07/01/50)	1,000,000	0.3
		Total Repurchase Agreements
		(Cost $2,210,932)	2,210,932	0.7

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.3%
4,335,115	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $4,335,115)	$4,335,115	1.3
		Total Short-Term Investments
		(Cost $6,546,047)	6,546,047	2.0
		Total Investments in Securities (Cost $338,764,978)	$329,213,444	99.5
		Assets in Excess of Other Liabilities	1,680,349	0.5
		Net Assets	$330,893,793	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	The grouping contains securities on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

44

VY® INVESCO GROWTH	SUMMARY PORTFOLIO OF INVESTMENTS
AND INCOME PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,683,200	$6,004,639	$—	$14,687,839
Consumer Discretionary	18,993,457	3,310,231	—	22,303,688
Consumer Staples	22,437,959	—	—	22,437,959
Energy	15,176,120	7,601,306	—	22,777,426
Financials	75,370,464	—	—	75,370,464
Health Care	49,526,255	11,824,724	—	61,350,979
Industrials	32,991,067	136,033	—	33,127,100
Information Technology	45,308,688	—	—	45,308,688
Materials	15,566,948	—	—	15,566,948
Utilities	9,736,306	—	—	9,736,306
Total Common Stock	293,790,464	28,876,933	—	322,667,397
Short-Term Investments	4,335,115	2,210,932	—	6,546,047
Total Investments, at fair value	$298,125,579	$31,087,865	$—	$329,213,444
Other Financial Instruments+
Forward Foreign Currency Contracts	—	239,383	—	239,383
Total Assets	$298,125,579	$31,327,248	$—	$329,452,827
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(99,462)	$—	$(99,462)
Total Liabilities	$—	$(99,462)	$—	$(99,462)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 17,805	CAD 24,329	RBC Capital Markets Corp.	07/02/20	$(116)
CAD 67,173	USD 50,270	State Street Bank and Trust Co.	07/10/20	(790)
CAD 76,716	USD 56,221	State Street Bank and Trust Co.	07/10/20	289
CHF 54,072	USD 57,030	State Street Bank and Trust Co.	07/10/20	56
CHF 54,072	USD 57,038	State Street Bank and Trust Co.	07/10/20	48
EUR 135,622	USD 152,257	State Street Bank and Trust Co.	07/10/20	142
GBP 504,242	USD 626,367	State Street Bank and Trust Co.	07/10/20	(1,527)
USD 348,108	GBP 280,252	State Street Bank and Trust Co.	07/10/20	830
USD 51,646	CAD 70,323	State Street Bank and Trust Co.	07/10/20	(154)
USD 89,835	EUR 79,777	State Street Bank and Trust Co.	07/10/20	189
GBP 739,017	USD 926,021	State Street Bank and Trust Co.	07/10/20	(10,257)
USD 73,559	CHF 69,929	State Street Bank and Trust Co.	07/10/20	(267)
EUR 61,605	USD 68,950	State Street Bank and Trust Co.	07/10/20	276
USD 131,203	EUR 117,007	State Street Bank and Trust Co.	07/10/20	(278)
USD 92,170	EUR 81,995	State Street Bank and Trust Co.	07/10/20	32
USD 29,828	CAD 40,489	State Street Bank and Trust Co.	07/10/20	3
USD 73,133	CHF 69,363	State Street Bank and Trust Co.	07/10/20	(96)
USD 343,314	GBP 273,520	State Street Bank and Trust Co.	07/10/20	4,377

See Accompanying Notes to Financial Statements

45

VY® INVESCO GROWTH	SUMMARY PORTFOLIO OF INVESTMENTS
AND INCOME PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 38,357	USD 28,285	State Street Bank and Trust Co.	07/10/20	$(31)
CHF 39,757	USD 41,964	State Street Bank and Trust Co.	07/10/20	9
CAD 308,989	USD 227,254	State Street Bank and Trust Co.	07/10/20	351
CHF 131,114	USD 137,660	State Street Bank and Trust Co.	07/10/20	761
USD 74,752	CHF 71,055	State Street Bank and Trust Co.	07/10/20	(263)
EUR 54,959	USD 61,891	State Street Bank and Trust Co.	07/10/20	(134)
CAD 137,448	USD 100,921	State Street Bank and Trust Co.	07/10/20	325
CHF 38,282	USD 40,419	State Street Bank and Trust Co.	07/10/20	387
CHF 41,449	USD 44,012	State Street Bank and Trust Co.	07/10/20	(253)
GBP 327,172	USD 418,421	State Street Bank and Trust Co.	07/10/20	(13,000)
USD 64,746	EUR 56,698	State Street Bank and Trust Co.	07/10/20	1,034
CHF 63,623	USD 66,977	State Street Bank and Trust Co.	07/10/20	191
USD 221,006	GBP 173,642	State Street Bank and Trust Co.	07/10/20	5,835
USD 416,781	GBP 328,101	State Street Bank and Trust Co.	07/10/20	10,210
USD 133,328	CAD 178,190	State Street Bank and Trust Co.	07/10/20	2,071
CHF 41,751	USD 43,452	State Street Bank and Trust Co.	07/10/20	626
USD 49,973	CHF 47,715	State Street Bank and Trust Co.	07/10/20	(401)
USD 235,884	GBP 187,158	State Street Bank and Trust Co.	07/10/20	3,964
CHF 59,732	USD 62,168	State Street Bank and Trust Co.	07/10/20	892
USD 252,887	GBP 200,748	State Street Bank and Trust Co.	07/10/20	4,127
USD 107,173	CAD 144,612	State Street Bank and Trust Co.	07/10/20	650
USD 49,991	CAD 67,669	State Street Bank and Trust Co.	07/10/20	145
USD 28,938	EUR 25,891	State Street Bank and Trust Co.	07/10/20	(156)
USD 18,684	GBP 14,886	State Street Bank and Trust Co.	07/10/20	237
USD 2,757,378	CHF 2,650,847	State Street Bank and Trust Co.	07/10/20	(41,198)
USD 4,390,083	EUR 3,926,711	State Street Bank and Trust Co.	07/10/20	(22,376)
USD 1,999,948	CAD 2,706,928	State Street Bank and Trust Co.	07/10/20	5,994
USD 7,586,395	GBP 6,042,885	State Street Bank and Trust Co.	07/10/20	98,260
GBP 181,204	USD 228,201	State Street Bank and Trust Co.	07/10/20	(3,660)
CAD 84,174	USD 61,886	State Street Bank and Trust Co.	07/10/20	117
USD 239,458	GBP 193,429	State Street Bank and Trust Co.	07/10/20	(4,505)
USD 7,585,149	GBP 6,042,933	The Bank of New York Mellon	07/10/20	96,955
				$139,921

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$239,383
Total Asset Derivatives		$239,383
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$99,462
Total Liability Derivatives		$99,462

See Accompanying Notes to Financial Statements

46

VY® INVESCO GROWTH	SUMMARY PORTFOLIO OF INVESTMENTS
AND INCOME PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(466,609)
Total	$(466,609)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$842,615
Total	$842,615

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	RBC Capital Markets Corp.	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$142,428	$96,955	$239,383
Total Assets	$—	$142,428	$96,955	$239,383
Liabilities:
Forward foreign currency contracts	$116	$99,346	$—	$99,462
Total Liabilities	$116	$99,346	$—	$99,462
Net OTC derivative instruments by counterparty, at fair value	$(116)	$43,082	$96,955	139,921
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(116)	$43,082	$96,955	$139,921

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $339,521,863.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$38,904,392
Gross Unrealized Depreciation	(48,932,578)
Net Unrealized Depreciation	$(10,028,186)

See Accompanying Notes to Financial Statements

47

VY® JPMORGAN EMERGING	SUMMARY PORTFOLIO OF INVESTMENTS
MARKETS EQUITY PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

China	35.0%
India	18.9%
Taiwan	6.4%
Hong Kong	6.2%
South Korea	5.6%
Brazil	5.6%
Singapore	2.6%
Argentina	2.6%
South Africa	2.5%
United States	2.4%
Countries between 0.0%–2.2%ˆ	11.7%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

*Includes short-term investments.
ˆIncludes 11 countries, which each represents 0.0%–2.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Argentina: 2.6%
11,793	(1)	MercadoLibre, Inc.	$11,625,186	2.6

		Brazil: 5.2%
573,987		B3 SA — Brasil Bolsa Balcao	5,878,034	1.3
167,005	(1)	Pagseguro Digital Ltd.	5,901,957	1.3
133,303	(1)	XP, Inc.	5,600,059	1.3
547,369		Other Securities	5,655,524	1.3
			23,035,574	5.2

		China: 35.0%
118,289	(1)	Alibaba Group Holding Ltd. ADR	25,514,937	5.7
2,509,000	(2)	Budweiser Brewing Co. APAC Ltd.	7,344,928	1.6
1,557,600		China Gas Holdings Ltd.	4,825,241	1.1
393,211		Foshan Haitian Flavouring& Food Co. Ltd. — A Shares	6,926,044	1.6
133,173	(1)	JD.com, Inc. ADR	8,014,351	1.8
24,400		Kweichow Moutai Co. Ltd. — A Shares (Shanghai)	5,067,091	1.1
461,277	(1)	Meituan Dianping- Class B	10,307,870	2.3
702,200		Midea Group Co. Ltd. — A Shares	5,952,991	1.3
24,439		NetEase, Inc. ADR	10,493,618	2.4
51,303	(1)	New Oriental Education & Technology Group, Inc. ADR	6,681,190	1.5
2,666,475		Ping An Bank Co. Ltd. — A Shares	4,843,781	1.1
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: (continued)
819,000		Ping An Insurance Group Co. of China Ltd. — H Shares	$8,164,604	1.8
498,700		Shenzhou International Group Holdings Ltd.	6,062,803	1.4
346,700		Sunny Optical Technology Group Co. Ltd.	5,579,959	1.3
343,200		Tencent Holdings Ltd.	21,991,540	4.9
464,000	(1),(2)	Wuxi Biologics Cayman, Inc. — H Shares	8,517,006	1.9
131,623		Yum China Holdings, Inc.	6,327,117	1.4
79,221		Other Securities	3,423,710	0.8
			156,038,781	35.0

		Egypt: 0.8%
901,337		Other Securities	3,493,373	0.8

		Hong Kong: 6.2%
1,388,200		AIA Group Ltd.	12,990,227	2.9
114,700		Hong Kong Exchanges and Clearing Ltd.	4,885,272	1.1
1,003,000		Techtronic Industries Co., Ltd.	9,924,239	2.2
			27,799,738	6.2

		Hungary: 0.8%
100,241	(1)	OTP Bank Nyrt	3,524,004	0.8

		India: 18.9%
157,893		Asian Paints Ltd.	3,530,044	0.8
81,800		Britannia Industries Ltd.	3,912,000	0.9
325,423		HDFC Bank Ltd. ADR	14,793,730	3.3
13,614		HDFC Bank Ltd.	191,352	0.0
859,991	(1),(2)	HDFC Life Insurance Co., Ltd.	6,281,504	1.4
176,755		Hindustan Unilever Ltd.	5,110,126	1.2
690,674		Housing Development Finance Corp.	16,059,636	3.6
1,600,091		ITC Ltd.	4,131,582	0.9
444,298		Kotak Mahindra Bank Ltd.	8,019,587	1.8
56,907		Maruti Suzuki India Ltd.	4,405,288	1.0
315,002		Reliance Industries Ltd.	7,165,168	1.6
320,344		Tata Consultancy Services Ltd.	8,818,278	2.0
289,437		Other Securities	1,823,729	0.4
			84,242,024	18.9

		Indonesia: 2.2%
3,073,000		Bank Central Asia Tbk PT	6,148,462	1.4
17,828,000		Bank Rakyat Indonesia	3,805,264	0.8
			9,953,726	2.2

		Macau: 1.2%
1,359,200		Sands China Ltd.	5,354,213	1.2

		Mexico: 2.0%
1,223,477		Grupo Financiero Banorte	4,233,424	1.0
1,899,277		Wal-Mart de Mexico SAB de CV	4,542,333	1.0
			8,775,757	2.0

		Panama: 0.6%
51,730		Other Securities	2,615,469	0.6

See Accompanying Notes to Financial Statements

48

VY® JPMORGAN EMERGING	SUMMARY PORTFOLIO OF INVESTMENTS
MARKETS EQUITY PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Peru: 0.6%
19,807		Other Securities	$2,647,602	0.6

		Portugal: 1.5%
376,762		Jeronimo Martins SGPS SA	6,593,287	1.5

		Russia: 0.7%
1,173,548		Other Securities	3,355,098	0.7

		Singapore: 2.6%
108,987	(1),(3)	Sea Ltd. ADR	11,687,766	2.6

		South Africa: 2.5%
375,937		Bid Corp. Ltd.	6,173,195	1.4
73,031		Capitec Bank Holdings Ltd.	3,629,660	0.8
152,435	(4)	Other Securities	1,260,498	0.3
			11,063,353	2.5

		South Korea: 5.6%
11,119		NCSoft Corp.	8,271,727	1.8
381,692		Samsung Electronics Co., Ltd.	16,896,601	3.8
			25,168,328	5.6

		Spain: 0.0%
83,170		Other Securities	193,998	0.0

		Taiwan: 6.4%
292,042		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,579,224	3.7
908,223		Taiwan Semiconductor Manufacturing Co., Ltd.	9,699,386	2.2
221,000		Other Securities	2,223,188	0.5
			28,501,798	6.4

		Turkey: 1.3%
367,200		BIM Birlesik Magazalar AS	3,640,633	0.8
213,710		Other Securities	2,217,663	0.5
			5,858,296	1.3

		United States: 2.4%
43,271	(1)	EPAM Systems, Inc.	10,904,725	2.4
		Total Common Stock
		(Cost $316,024,270)	442,432,096	99.1

PREFERRED STOCK: 0.4%
		Brazil: 0.4%
389,246		Other Securities	1,839,543	0.4
		Total Preferred Stock
		(Cost $2,767,423)	1,839,543	0.4

		Total Long-Term Investments
		(Cost $318,791,693)	444,271,639	99.5
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements: 3.0%
1,170,969	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $1,170,977, collateralized by various U.S. Government Securities, 1.106%–6.500%, Market Value plus accrued interest $1,229,517, due 08/15/20–03/19/40)	$1,170,969	0.3
2,624,359	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,624,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $2,676,846, due 08/01/20–02/20/70)	2,624,359	0.6
1,498,617	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,498,623, collateralized by various U.S. Government Securities, 0.000%–7.625%, Market Value plus accrued interest $1,528,596, due 07/31/20–11/15/49)	1,498,617	0.4
3,043,217	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $3,043,225, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $3,104,081, due 07/31/21–05/20/70)	3,043,217	0.7
1,934,006	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,934,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,972,686, due 07/31/20–07/01/50)	1,934,006	0.4

See Accompanying Notes to Financial Statements

49

VY® JPMORGAN EMERGING	SUMMARY PORTFOLIO OF INVESTMENTS
MARKETS EQUITY PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
2,803,833	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,803,851, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $2,866,409, due 01/15/22–02/15/47)	$2,803,833	0.6
		Total Repurchase Agreements (Cost $13,075,001)	13,075,001	3.0

Shares			Value	Percentage of Net Assets

		Mutual Funds: 0.7%
3,250,221	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $3,250,221)	3,250,221	0.7
		Total Short-Term Investments
		(Cost $16,325,222)	16,325,222	3.7
		Total Investments in Securities (Cost $335,116,915)	$460,596,861	103.2
		Liabilities in Excess of Other Assets	(14,347,749)	(3.2)
		Net Assets	$446,249,112	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	The grouping contains securities on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Financials	27.4%
Consumer Discretionary	21.7
Information Technology	16.7
Consumer Staples	13.0
Communication Services	11.7
Industrials	2.8
Health Care	2.7
Energy	1.6
Utilities	1.1
Materials	0.8
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$11,625,186	$—	$—	$11,625,186
Brazil	23,035,574	—	—	23,035,574
China	57,031,213	99,007,568	—	156,038,781
Egypt	—	3,493,373	—	3,493,373
Hong Kong	—	27,799,738	—	27,799,738
Hungary	—	3,524,004	—	3,524,004
India	14,793,730	69,448,294	—	84,242,024
Indonesia	—	9,953,726	—	9,953,726
Macau	—	5,354,213	—	5,354,213
Mexico	8,775,757	—	—	8,775,757
Panama	2,615,469	—	—	2,615,469
Peru	2,647,602	—	—	2,647,602
Portugal	—	6,593,287	—	6,593,287
Russia	—	3,355,098	—	3,355,098
Singapore	11,687,766	—	—	11,687,766
South Africa	—	11,063,353	—	11,063,353

See Accompanying Notes to Financial Statements

50

VY® JPMORGAN EMERGING	SUMMARY PORTFOLIO OF INVESTMENTS
MARKETS EQUITY PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table (continued)
Investments, at fair value (continued)
Common Stock (continued)
South Korea	$—	$25,168,328	$—	$25,168,328
Spain	—	193,998	—	193,998
Taiwan	16,579,224	11,922,574	—	28,501,798
Turkey	—	5,858,296	—	5,858,296
United States	10,904,725	—	—	10,904,725
Total Common Stock	159,696,246	282,735,850	—	442,432,096
Preferred Stock	1,839,543	—	—	1,839,543
Short-Term Investments	3,250,221	13,075,001	—	16,325,222
Total Investments, at fair value	$164,786,010	$295,810,851	$—	$460,596,861
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7)	$—	$(7)
Total Liabilities	$—	$(7)	$—	$(7)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® JPMorgan Emerging Markets Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 4,354,817	USD 561,883	Barclays Bank PLC	07/02/20	$(7)
				$(7)

Currency Abbreviations

HKD — Hong Kong Sar Dollar

USD — United States Dollar

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$3,837
Total	$3,837

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(7)
Total	$(7)

See Accompanying Notes to Financial Statements

51

VY® JPMORGAN EMERGING	SUMMARY PORTFOLIO OF INVESTMENTS
MARKETS EQUITY PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

Barclays Bank PLC
Liabilities:
Forward foreign currency contracts	$7
Total Liabilities	$7
Net OTC derivative instruments by counterparty, at fair value	$(7)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(7)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $336,285,567.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$144,559,446
Gross Unrealized Depreciation	(20,179,513)
Net Unrealized Appreciation	$124,379,933

See Accompanying Notes to Financial Statements

52

VY® MORGAN STANLEY GLOBAL	PORTFOLIO OF INVESTMENTS
FRANCHISE PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

United States	67.5%
United Kingdom	18.0%
France	5.6%
Germany	4.8%
Netherlands	2.2%
Italy	0.4%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		France: 5.6%
36,914	(1)	L’Oreal S.A.	$11,913,816	3.0
9,687		LVMH Moet Hennessy Louis Vuitton SE	4,276,744	1.1
36,310		Pernod Ricard SA	5,717,578	1.5
			21,908,138	5.6

		Germany: 4.8%
135,516		SAP SE	18,943,624	4.8

		Italy: 0.4%
209,879		Davide Campari-Milano SpA	1,774,929	0.4

		Netherlands: 2.2%
94,430		Heineken NV	8,705,876	2.2

		United Kingdom: 18.0%
284,746		British American Tobacco PLC	10,920,775	2.8
137,540		Experian PLC	4,827,481	1.2
388,323		Reckitt Benckiser Group PLC	35,724,990	9.0
150,502		Relx PLC (EUR Exchange)	3,483,216	0.9
389,163		Relx PLC (GBP Exchange)	9,007,446	2.3
130,227		Unilever PLC	7,024,560	1.8
			70,988,468	18.0

		United States: 67.5%
158,468		Abbott Laboratories	14,488,729	3.7
101,056		Accenture PLC	21,698,744	5.5
96,082		Automatic Data Processing, Inc.	14,305,649	3.6
186,862		Baxter International, Inc.	16,088,818	4.1
65,854		Becton Dickinson & Co.	15,756,887	4.0
158,649		Coca-Cola Co.	7,088,437	1.8
84,323		Danaher Corp.	14,910,836	3.8
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
15,335		Factset Research Systems, Inc.	$5,037,087	1.3
75,844		Fidelity National Information Services, Inc.	10,169,922	2.6
126,975		Fox Corp. — Class A	3,405,470	0.9
70,544		Fox Corp. — Class B	1,893,401	0.5
185,518		Microsoft Corp.	37,754,768	9.6
16,454		Moody’s Corp.	4,520,407	1.1
53,274		Nike, Inc. — Class B	5,223,516	1.3
422,231		Philip Morris International, Inc.	29,581,504	7.5
149,487		Procter & Gamble Co.	17,874,161	4.5
9,509		Roper Technologies, Inc.	3,691,964	0.9
34,555		Thermo Fisher Scientific, Inc.	12,520,659	3.2
113,376		Visa, Inc. — Class A	21,900,842	5.6
57,173		Zoetis, Inc.	7,834,988	2.0
			265,746,789	67.5
		Total Common Stock (Cost $294,152,323)	388,067,824	98.5

SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
6,503,809	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $6,503,809)	6,503,809	1.7

		Total Short-Term Investments (Cost $6,503,809)	6,503,809	1.7

		Total Investments in Securities (Cost $300,656,132)	$394,571,633	100.2
		Liabilities in Excess of Other Assets	(749,433)	(0.2)
		Net Assets	$393,822,200	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Staples	34.6%
Information Technology	31.7
Health Care	20.7
Industrials	5.3
Financials	2.4
Consumer Discretionary	2.4
Communication Services	1.4
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

53

VY® MORGAN STANLEY GLOBAL	PORTFOLIO OF INVESTMENTS
FRANCHISE PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
France	$—	$21,908,138	$—	$21,908,138
Germany	—	18,943,624	—	18,943,624
Italy	—	1,774,929	—	1,774,929
Netherlands	8,705,876	—	—	8,705,876
United Kingdom	3,483,216	67,505,252	—	70,988,468
United States	265,746,789	—	—	265,746,789
Total Common Stock	277,935,881	110,131,943	—	388,067,824
Short-Term Investments	6,503,809	—	—	6,503,809
Total Investments, at fair value	$284,439,690	$110,131,943	$—	$394,571,633

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $301,205,989.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$110,110,166
Gross Unrealized Depreciation	(16,745,005)
Net Unrealized Appreciation	$93,365,161

See Accompanying Notes to Financial Statements

54

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

Common Stock	65.9%
Corporate Bonds/Notes	11.3%
Bank Loans	10.5%
Preferred Stock	4.7%
Asset-Backed Securities	0.4%
Assets in Excess of Other Liabilities*	7.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 65.9%
		Communication Services: 4.1%
7,804	(1)	Alphabet, Inc. — Class A	$11,066,462	0.2
125,326	(1),(2)	Alphabet, Inc. — Class C	177,162,087	2.5
452,900	(1)	Facebook, Inc. — Class A	102,840,003	1.4
			291,068,552	4.1

		Consumer Discretionary: 6.3%
55,400	(1)	Amazon.com, Inc.	152,838,628	2.1
443,203	(1),(2), (3)	Aptiv PLC	34,534,378	0.5
1,498,212		Hilton Worldwide Holdings, Inc.	110,043,671	1.5
564,697		Marriott International, Inc.	48,411,474	0.7
1,260,080	(2)	Yum! Brands, Inc.	109,513,553	1.5
			455,341,704	6.3

		Consumer Staples: 1.7%
4,341,666	(3)	Keurig Dr Pepper, Inc.	123,303,315	1.7

		Financials: 5.5%
323,100		CME Group, Inc.	52,516,674	0.7
1,188,249		Intercontinental Exchange, Inc.	108,843,608	1.5
1,839,942		Marsh & McLennan Cos., Inc.	197,554,573	2.8
322,583		Other Securities	33,938,957	0.5
			392,853,812	5.5

		Health Care: 14.6%
1,075,346	(1)	Alcon, Inc.	61,788,552	0.9
1,687,590	(1)	Avantor, Inc.	28,689,030	0.4
782,842	(2)	Becton Dickinson & Co.	187,310,605	2.6
1,324,554	(1)	Boston Scientific Corp.	46,505,091	0.7
860,760		Danaher Corp.	152,208,191	2.1
2,098,566	(1),(3)	Envista Holdings Corp.	44,258,757	0.6
417,977		Humana, Inc.	162,070,582	2.3
1,120,682		PerkinElmer, Inc.	109,927,697	1.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
382,127		Thermo Fisher Scientific, Inc.	$138,459,897	1.9
400,278		UnitedHealth Group, Inc.	118,061,996	1.6
			1,049,280,398	14.6

		Industrials: 8.4%
2,573,458		Fortive Corp.	174,120,168	2.4
38,588,317		General Electric Co.	263,558,205	3.7
2,658,153	(1),(3)	Ingersoll Rand, Inc.	74,747,263	1.1
136,666	(2)	Roper Technologies, Inc.	53,061,941	0.7
382,748		Other Securities	35,897,935	0.5
			601,385,512	8.4

		Information Technology: 14.2%
1,773,231	(1)	Fiserv, Inc.	173,102,810	2.4
767,960	(2)	Global Payments, Inc.	130,261,375	1.8
1,064,648		Maxim Integrated Products	64,528,315	0.9
1,795,000		Microsoft Corp.	365,300,450	5.1
1,155,120		NXP Semiconductor NV — NXPI — US	131,729,885	1.9
606,928	(2)	Visa, Inc. — Class A	117,240,282	1.6
453,914		Other Securities	37,016,687	0.5
			1,019,179,804	14.2

		Materials: 1.3%
437,010		Linde Public Ltd.	92,694,191	1.3

		Utilities: 9.8%
881,288		Alliant Energy Corp.	42,160,818	0.6
1,670,051		Ameren Corp.	117,504,788	1.6
2,692,163		American Electric Power Co., Inc.	214,403,861	3.0
570,427	(3)	Atmos Energy Corp.	56,803,121	0.8
2,051,100		Exelon Corp.	74,434,419	1.0
173,772		NextEra Energy, Inc.	41,734,821	0.6
4,086,418		NiSource, Inc.	92,925,145	1.3
1,045,183		Xcel Energy, Inc.	65,323,938	0.9
			705,290,911	9.8
		Total Common Stock (Cost $4,208,241,899)	4,730,398,199	65.9

PREFERRED STOCK: 4.7%
		Consumer Discretionary: 0.6%
576,340	(1),(4), (5)	Aurora Innovation, Inc., — Series B	5,325,555	0.1
413,251	(1),(4), (5)	Waymo LLC., Series A-2	35,484,706	0.5
			40,810,261	0.6

		Financials: 1.2%
59,439	(1)	Wells Fargo & Co.	77,092,383	1.1
391,788	(6),(7)	Other Securities	10,161,885	0.1
			87,254,268	1.2

See Accompanying Notes to Financial Statements

55

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Health Care: 1.0%
837,712	(1),(3)	Avantor, Inc.	$48,084,669	0.7
227,135	(7)	Other Securities	23,778,763	0.3
			71,863,432	1.0

		Industrials: 0.2%
16,412	(1)	Fortive Corp.	14,134,178	0.2

		Utilities: 1.7%
1,719,056	(1),(8)	CMS Energy Corp.	44,592,742	0.6
2,855,938	(6),(7)	Other Securities	81,586,819	1.1
			126,179,561	1.7
		Total Preferred Stock (Cost $336,147,841)	340,241,700	4.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 11.3%
		Communications: 3.5%
8,415,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,462,250	0.1
25,960,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	26,895,858	0.4
38,178,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,456,963	0.6
10,021,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	10,344,178	0.1
42,795,000	(3)	Netflix, Inc., 5.875%, 11/15/2028	48,747,142	0.7
92,210,000	(3)	Netflix, Inc., 4.375%–6.375%, 02/15/2022–05/15/2029	100,681,303	1.4
1,070,000	(3),(9)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	1,077,827	0.0
6,110,000	(9)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	6,159,522	0.1
7,306,000		Other Securities	7,390,358	0.1
			249,215,401	3.5

		Consumer, Cyclical: 3.0%
13,330,000	(3),(9)	Cedar Fair L.P., 5.250%, 07/15/2029	12,074,447	0.2
28,280,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	29,069,153	0.4
14,430,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	14,738,153	0.2
20,154,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	20,721,436	0.3
2,340,000		Marriott International, Inc./MD, 0.968%, (US0003M + 0.650%), 03/08/2021	2,317,750	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
4,960,000	(9)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	$4,949,187	0.1
15,084,000	(3),(9)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	13,528,538	0.2
16,692,000	(3),(9)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	14,939,340	0.2
3,205,000	(3),(9)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	3,327,191	0.0
2,175,000	(9)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,213,530	0.1
58,615,000	(3)	Yum! Brands, Inc., 3.750%–6.875%, 11/01/2020–11/01/2043	59,196,793	0.8
41,772,960	(6)	Other Securities	38,542,675	0.5
			215,618,193	3.0

		Consumer, Non-cyclical: 1.9%
14,900,000	(9)	Avantor, Inc., 6.000%, 10/01/2024	15,585,400	0.2
61,769,000	(9)	Avantor, Inc., 9.000%, 10/01/2025	66,633,309	0.9
6,710,000	(9)	Hologic, Inc., 4.375%, 10/15/2025	6,793,170	0.1
2,345,000	(9)	Korn Ferry, 4.625%, 12/15/2027	2,286,375	0.0
9,125,000	(9)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,693,624	0.1
11,030,000	(9)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	11,956,355	0.2
24,780,000	(6)	Other Securities	25,611,792	0.4
			138,560,025	1.9

		Energy: 0.1%
3,855,000		Other Securities	3,868,917	0.1

		Financial: 1.0%
8,400,000	(10)	Bank of New York Mellon Corp., 3.726%, (US0003M + 3.420%), 12/31/2199	7,969,831	0.1
16,343,000	(9)	HUB International Ltd., 7.000%, 05/01/2026	16,359,425	0.2
3,510,000	(9)	SBA Communications Corp., 3.875%, 02/15/2027	3,500,189	0.1
6,360,000	(9)	USI, Inc./NY, 6.875%, 05/01/2025	6,435,461	0.1
36,460,000		Other Securities	36,533,705	0.5
			70,798,611	1.0

		Industrial: 1.0%
52,355,000	(3), (10)	General Electric Co., 5.000%, 12/31/2199	41,184,819	0.6
7,425,000	(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.719%, (US0003M + 3.500%), 07/15/2021	7,390,214	0.1
6,845,000	(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,935,320	0.1

See Accompanying Notes to Financial Statements

56

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
4,220,000	(9)	Sensata Technologies BV, 4.875%, 10/15/2023	$4,393,590	0.0
5,100,000	(9)	Sensata Technologies BV, 5.000%, 10/01/2025	5,443,255	0.1
1,430,000	(9)	Sensata Technologies BV, 5.625%, 11/01/2024	1,521,012	0.0
8,235,000	(6)	Other Securities	8,093,862	0.1
			74,962,072	1.0

		Technology: 0.7%
2,840,000	(9)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,953,074	0.0
47,166,000	(3),(9)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	48,205,303	0.7
			51,158,377	0.7

		Utilities: 0.1%
9,465,000	(6)	Other Securities	9,043,713	0.1
		Total Corporate Bonds/Notes (Cost $797,395,271)	813,225,309	11.3

BANK LOANS: 10.5%
		Basic Materials: 0.0%
3,048,658		H.B. Fuller Co. 1st Lien Term Loan B, 2.190%, (US0001M + 2.000%), 10/20/2024	2,955,292	0.0

		Consumer, Cyclical: 0.7%
24,685,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	23,574,175	0.3
5,211,997		Four Seasons Hotels Ltd. — TL B 1L, 2.296%, (US0003M + 2.000%), 11/30/2023	4,964,427	0.1
9,141,115		Life Time, Inc. 2017 Term Loan B 1L, 3.750%, (US0003M + 2.750%), 06/10/2022	8,127,978	0.1
10,920,000		Mileage Plus Holdings LLC 2020 Term Loan B, 5.412%, (US0001M + 5.250%), 06/25/2027	10,860,530	0.2
			47,527,110	0.7

		Consumer, Non-cyclical: 3.3%
439,970		Gartner, Inc. — TL A 1L, 2.305%, (US0003M + 2.000%), 03/20/2022	436,670	0.0
20,980,000		Loire Finco Luxembourg Sarl — TL B 1L, 3.678%, (US0003M + 3.250%), 01/24/2027	20,193,250	0.3
15,225,000		NVA Holdings Inc. — TL A-3 1L, 2.438%, (US0003M + 2.250%), 09/19/2022	15,072,750	0.2
352,114		Prestige Brands, Inc. Term Loan B4, 2.178%, (US0001M + 2.000%), 01/26/2024	347,272	0.0

Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
182,850,412	Refinitiv — TL B 1L, 3.428%, (US0001M + 3.750%), 10/01/2025	$179,124,835	2.5
23,590,006	Sunshine Luxembourg VII Sarl — TL B 1L, 5.322%, (US0003M + 4.250%), 07/17/2026	22,621,141	0.3
		237,795,918	3.3

	Financial: 2.4%
1,322,935	Alliant Holdings Intermediate, LLC Term Loan B 1L, 2.924%, (US0003M + 3.000%), 05/09/2025	1,256,788	0.0
2,044,085	AmWINS Group, Inc. — TL B 1L, 3.750%, (US0003M + 2.750%), 01/25/2024	1,991,705	0.0
24,384,853	HUB International Ltd. — TL B 1L, 5.000%, (US0001M + 4.000%), 04/25/2025	24,134,226	0.4
31,457,082	USI Inc/NY — TL B 1L, 3.308%, (US0003M + 3.000%), 05/16/2024	29,947,142	0.4
7,255,000	USI, Inc. Term Loan B 1L, 4.500%, (US0001M + 4.000%), 12/02/2026	7,050,953	0.1
111,568,456	HUB International Ltd. TL B 1L, 4.020%, (US0001M + 3.000%), 04/25/2025	106,687,336	1.5
		171,068,150	2.4

	Health Care: 0.3%
2,164,575	CPI Holdco, LLC 2019 TL 1L, 5.701%, (US0003M + 4.250%), 11/04/2026	2,094,227	0.0
19,354,005	Emerald TopCo Inc Term Loan, 4.259%, (US0003M + 3.500%), 07/24/2026	18,737,096	0.3
		20,831,323	0.3

	Industrial: 0.1%
2,823,318	Filtration Group Corp. 2018 1st Lien Term Loan, 3.178%, (US0003M + 3.000%), 03/31/2025	2,720,973	0.1
3,050,000	Welbilt, Inc. 2018 Term Loan B 1L, 2.678%, (US0003M + 2.500%), 10/23/2025	2,638,250	0.0
		5,359,223	0.1

	Industrial Equipment: 0.0%
2,080,000	Gardner Denver, Inc. 2020 USD Term Loan B, 3.052%, (US0003M + 2.750%), 03/01/2027	2,031,900	0.0

	Materials: 0.3%
21,575,000	Thyssenkrupp AG — TL B 1L, 4.420%, (US0001M + 3.500%), 06/30/2027	21,143,505	0.3

See Accompanying Notes to Financial Statements

57

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: (continued)
		Technology: 3.4%
66,918,312		Cypress Intermediate Holdings III Inc TL B 1L, 4.000%, (US0001M + 3.000%), 04/29/2024	$64,710,007	0.9
77,461,707		Kronos Inc./MA — TL B 1L, 3.179%, (US0003M + 3.000%), 11/01/2023	77,389,048	1.1
2,853,438		Ultimate Software Group, Inc. — TL 1L, 3.928%, (US0003M + 3.750%), 05/04/2026	2,768,345	0.0
96,905,000		Ultimate Software Group, Inc. TL 1L, 4.052%, (US0003M + 3.750%), 05/03/2026	95,961,920	1.3
3,050,000		Ultimate Software Group, Inc. TL 2L, 6.912%, (US0001M + 6.750%), 05/03/2027	3,109,094	0.1
			243,938,414	3.4
		Total Bank Loans (Cost $761,767,031)	752,650,835	10.5

ASSET-BACKED SECURITIES: 0.4%
		Other Asset-Backed Securities: 0.4%
7,968,675	(9)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,626,798	0.1
7,457,175	(9)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,971,688	0.1
3,691,450	(9)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,871,741	0.1
5,037,825	(9)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,227,751	0.1
		Total Asset-Backed Securities (Cost $23,949,807)	25,697,978	0.4
		Total Long-Term Investments (Cost $6,127,501,849)	6,662,214,021	92.8

SHORT-TERM INVESTMENTS: 12.9%
		Floating Rate Notes: 0.0%
1,775,000	(11)	Bank of Montreal, 0.200%, 07/13/2020 (Cost $1,775,038)	1,775,038	0.0

		Repurchase Agreements: 2.4%
5,798,186	(11)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $5,798,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $5,914,150, due 08/13/20–05/20/70)	5,798,186	0.1
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
15,353,238	(11)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%–0.24%, due 07/01/20 (Repurchase Amount $15,353,325, collateralized by various U.S. Government Securities, 0.000%–6.500%, Market Value plus accrued interest $16,030,565, due 08/15/20–02/15/48)	$15,353,238	0.2
34,738,495	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $34,738,590, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $35,433,265, due 08/01/20–02/20/70)	34,738,495	0.5
6,817,967	(11)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,817,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%–5.500%, Market Value plus accrued interest $6,954,326, due 01/01/29–06/01/50)	6,817,967	0.1
14,641,807	(11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $14,641,867, collateralized by various U.S. Government Securities, 0.000%–7.625%, Market Value plus accrued interest $14,934,706, due 07/31/20–11/15/49)	14,641,807	0.2
44,235,081	(11)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $44,235,190, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $45,119,785, due 07/31/21–05/20/70)	44,235,081	0.6

See Accompanying Notes to Financial Statements

58

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
8,925,569	(11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $8,925,596, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $9,104,080, due 07/15/20–06/01/50)	$8,925,569	0.1
2,624,346	(11)	Palafox Trading LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $2,624,357, collateralized by various U.S. Government Securities, 1.375%–2.000%, Market Value plus accrued interest $2,676,845, due 01/31/22–08/15/25)	2,624,346	0.1
2,585,811	(11)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $2,585,829, collateralized by various U.S. Government Securities, 0.000%–8.700%, Market Value plus accrued interest $2,700,764, due 10/27/20–05/27/40)	2,585,811	0.0
36,020,404	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $36,020,641, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $36,824,307, due 01/15/22–02/15/47)	36,020,404	0.5
		Total Repurchase Agreements (Cost $171,740,904)	171,740,904	2.4

Principal Amount†			Value	Percentage of Net Assets

		Mutual Funds: 10.5%
5,512,000	(11), (12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	5,512,000	0.1
5,512,000	(11), (12)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 0.150%	5,512,000	0.1
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: (continued)
5,512,000	(11), (12)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 0.050%	$5,512,000	0.1
734,303,812	(12)	T. Rowe Price Government Reserve Fund, 0.140%	734,303,811	10.2
		Total Mutual Funds (Cost $750,839,811)	750,839,811	10.5
		Total Short-Term Investments (Cost $924,355,753)	924,355,753	12.9
		Total Investments in Securities (Cost $7,051,857,602)	$7,586,569,774	105.7
		Liabilities in Excess of Other Assets	(405,997,607)	(5.7)
		Net Assets	$7,180,572,167	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at June 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $40,810,261 or 0.6% of net assets. Please refer to the table below for additional details.
(6)	The grouping contains securities on loan.
(7)	The grouping contains non-income producing securities.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:

US0001M        1-month LIBOR

US0003M        3-month LIBOR

See Accompanying Notes to Financial Statements

59

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$291,068,552	$—	$—	$291,068,552
Consumer Discretionary	455,341,704	—	—	455,341,704
Consumer Staples	123,303,315	—	—	123,303,315
Financials	392,853,812	—	—	392,853,812
Health Care	987,491,846	61,788,552	—	1,049,280,398
Industrials	601,385,512	—	—	601,385,512
Information Technology	1,019,179,804	—	—	1,019,179,804
Materials	92,694,191	—	—	92,694,191
Utilities	705,290,911	—	—	705,290,911
Total Common Stock	4,668,609,647	61,788,552	—	4,730,398,199
Preferred Stock	275,652,676	23,778,763	40,810,261	340,241,700
Corporate Bonds/Notes	—	813,225,309	—	813,225,309
Bank Loans	—	752,650,835	—	752,650,835
Asset-Backed Securities	—	25,697,978	—	25,697,978
Short-Term Investments	750,839,811	173,515,942	—	924,355,753
Total Investments, at fair value	$5,695,102,134	$1,850,657,379	$40,810,261	$7,586,569,774
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(50,397,825)	$—	$(50,397,825)
Total Liabilities	$—	$(50,397,825)	$—	$(50,397,825)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., — Series B	3/1/2019	$5,325,555	$5,325,555
Waymo LLC., Series A-2	5/8/2020	35,484,706	35,484,706
		$40,810,261	$40,810,261

At June 30, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	25	USD	3,534,025	$159,425	$(229,114)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	5,371,718	286,786	(348,254)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	5,371,718	304,266	(348,254)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	39	USD	5,513,079	288,093	(357,418)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	14	USD	1,979,054	61,978	(36,242)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	13	USD	1,837,693	60,931	(33,653)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	12	USD	1,696,332	56,604	(31,064)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	13	USD	1,837,693	54,951	(30,010)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	14	USD	1,979,054	55,958	(32,319)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	12	USD	1,696,332	50,964	(27,702)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	13	USD	1,837,693	49,751	(26,539)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	14	USD	1,979,054	50,218	(28,580)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	12	USD	1,696,332	45,924	(24,497)

See Accompanying Notes to Financial Statements

60

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	12	USD	1,696,332	$ 41,364	$ (21,822)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	13	USD	1,837,693	44,681	(23,641)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	14	USD	1,979,054	45,038	(25,459)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	988	USD	7,868,432	155,116	(28,469)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	1,000	USD	7,964,000	157,000	(28,815)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	115.000	597	USD	4,754,508	105,376	(3,778)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	100.000	218	USD	1,698,656	125,483	(104,432)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	100.000	223	USD	1,737,616	106,157	(106,827)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	97.500	223	USD	1,737,616	123,968	(120,537)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	97.500	218	USD	1,698,656	145,508	(117,835)
Avantor, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	15.000	616	USD	1,047,200	73,058	(234,154)
Avantor, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	20.000	733	USD	1,246,100	171,449	(117,820)
Avantor, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	20.000	177	USD	300,900	39,135	(28,451)
Avantor, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	22.500	177	USD	300,900	19,877	(18,276)
Avantor, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	22.500	733	USD	1,246,100	89,719	(75,685)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	260.000	123	USD	2,943,021	216,041	(154,943)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	270.000	123	USD	2,943,021	172,892	(114,766)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	280.000	92	USD	2,201,284	127,453	(62,009)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	280.000	91	USD	2,177,357	115,160	(61,335)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	92	USD	2,201,284	68,919	(30,696)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	212	USD	5,072,524	257,181	(70,734)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	250	USD	5,981,750	249,820	(83,412)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	75	USD	1,794,525	70,180	(25,024)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	91	USD	2,177,357	61,231	(30,362)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	175	USD	4,187,225	159,917	(58,389)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	170.000	210	USD	3,413,340	228,375	(263,726)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	175.000	210	USD	3,413,340	176,400	(219,946)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	180.000	210	USD	3,413,340	160,272	(181,985)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	185.000	210	USD	3,413,340	121,023	(149,621)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	170.000	61	USD	991,494	67,673	(67,673)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	175.000	61	USD	991,494	59,792	(59,792)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	180.000	61	USD	991,494	47,641	(47,641)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	185.000	61	USD	991,494	39,754	(39,754)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	150.000	185	USD	3,271,355	201,086	(607,209)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	160.000	185	USD	3,271,355	248,216	(469,755)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	180.000	183	USD	3,235,989	164,274	(242,221)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	185.000	352	USD	6,224,416	166,549	(382,325)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	190.000	352	USD	6,224,416	119,254	(308,750)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	190.000	183	USD	3,235,989	109,127	(160,515)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	195.000	246	USD	5,585,922	275,793	(1,091,131)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	200.000	246	USD	5,585,922	235,479	(1,008,369)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	158	USD	3,587,706	156,736	(177,204)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	186	USD	4,223,502	186,372	(208,608)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	186	USD	4,223,502	164,982	(185,463)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	158	USD	3,587,706	138,566	(157,544)

See Accompanying Notes to Financial Statements

61

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	158	USD	3,587,706	$ 121,186	$ (140,082)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	186	USD	4,223,502	145,452	(164,907)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,247	USD	4,266,701	324,844	(29,912)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	12,416	USD	8,480,128	1,044,806	(59,450)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	3,732	USD	2,548,956	325,654	(17,869)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,208	USD	4,240,064	530,039	(29,725)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,248	USD	4,267,384	353,137	(29,916)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	8.000	6,168	USD	4,212,744	746,945	(426,955)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	185.000	95	USD	1,611,390	137,623	(116,585)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	185.000	88	USD	1,492,656	124,302	(107,995)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	195.000	88	USD	1,492,656	89,585	(79,600)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	195.000	95	USD	1,611,390	100,543	(85,932)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	171	USD	1,255,995	92,492	(7,498)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	6	USD	44,070	3,306	(263)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	172	USD	1,263,340	67,427	(5,525)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	6	USD	44,070	2,388	(193)
Hilton Worldwide Holdings, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	87.500	62	USD	455,390	46,853	(30,627)
Hilton Worldwide Holdings, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	90.000	62	USD	455,390	41,236	(26,339)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	370.000	122	USD	4,730,550	412,201	(634,815)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	380.000	122	USD	4,730,550	359,778	(563,586)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	420.000	91	USD	3,528,525	251,742	(241,213)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	430.000	91	USD	3,528,525	218,436	(205,286)
Ingersoll Rand, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	35.000	911	USD	2,561,732	138,354	(133,160)
Ingersoll Rand, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	35.000	905	USD	2,544,860	169,235	(132,283)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	100.000	364	USD	3,334,240	215,594	(142,292)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	105.000	364	USD	3,334,240	147,067	(89,077)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	29.000	1,223	USD	3,454,975	128,623	(195,507)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	30.000	1,232	USD	3,480,400	119,467	(145,617)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	31.000	1,232	USD	3,480,400	153,236	(105,471)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	165.000	726	USD	14,774,826	923,653	(3,188,489)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	170.000	726	USD	14,774,826	782,062	(2,904,701)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,200	USD	24,421,200	830,400	(5,270,229)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,258	USD	25,601,558	849,276	(5,524,957)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	1,836	USD	37,364,436	1,995,732	(7,345,773)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	973	USD	19,801,523	1,034,601	(3,892,939)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	310.000	138	USD	3,314,346	115,713	(22,871)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	320.000	138	USD	3,314,346	81,944	(14,688)
NXP Semiconductor NV — NXPI — US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	174	USD	1,984,296	121,835	(103,307)
NXP Semiconductor NV — NXPI — US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	973	USD	11,096,092	737,145	(577,685)

See Accompanying Notes to Financial Statements

62

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
NXP Semiconductor NV — NXPI — US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	409	USD	4,664,236	$302,987	$(242,830)
NXP Semiconductor NV — NXPI- US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	115.000	152	USD	1,733,408	152,515	(226,522)
NXP Semiconductor NV — NXPI- US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	125.000	152	USD	1,733,408	103,659	(160,965)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	110.000	31	USD	304,079	16,325	(13,965)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	110.000	211	USD	2,069,699	119,318	(95,049)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	115.000	211	USD	2,069,699	46,471	(70,332)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	115.000	31	USD	304,079	8,013	(10,333)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	370.000	122	USD	4,730,599	208,194	(513,346)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	390.000	122	USD	4,730,599	113,347	(374,249)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	420.000	121	USD	4,691,824	153,911	(213,535)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	440.000	121	USD	4,691,823	87,194	(140,850)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	430.000	113	USD	4,381,620	85,713	(54,271)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	370.000	115	USD	4,166,910	161,667	(302,856)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	390.000	115	USD	4,166,910	95,242	(199,483)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	173	USD	6,268,482	134,883	(238,238)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	28	USD	1,014,552	26,020	(38,559)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	327	USD	11,848,518	231,284	(450,311)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	74	USD	2,681,316	52,504	(101,905)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	122	USD	3,598,390	209,126	(224,554)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	330.000	122	USD	3,598,390	168,351	(179,100)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	230.000	303	USD	5,853,051	215,433	(132,015)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	497	USD	9,600,549	387,511	(216,539)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	497	USD	9,600,549	314,999	(168,707)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	303	USD	5,853,051	175,255	(102,854)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	497	USD	9,600,549	254,911	(129,503)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	303	USD	5,853,051	140,865	(78,952)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	185.000	123	USD	2,375,991	222,252	(277,653)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	195.000	123	USD	2,375,991	169,856	(208,866)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	200.000	245	USD	4,732,665	274,253	(355,375)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	245	USD	4,732,665	195,201	(250,585)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	121	USD	2,337,357	156,097	(123,758)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	93	USD	1,796,481	84,668	(84,668)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	94	USD	1,815,798	80,942	(96,143)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	304	USD	5,872,368	384,429	(310,930)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	215.000	93	USD	1,796,481	63,191	(63,191)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	215.000	94	USD	1,815,798	59,749	(79,254)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	93	USD	1,796,481	55,526	(55,526)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	94	USD	1,815,798	52,646	(64,475)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	121	USD	2,337,357	106,739	(82,994)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	151	USD	2,916,867	154,485	(65,790)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	124	USD	2,395,308	116,895	(54,026)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	151	USD	2,916,867	106,253	(39,346)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	124	USD	2,395,308	79,219	(32,310)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	10/16/20	USD	65.000	616	USD	3,850,000	320,628	(161,243)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	12/18/20	USD	70.000	485	USD	3,031,250	72,895	(89,244)

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	12/18/20	USD	70.000	490	USD	3,062,500	$ 136,906	$ (89,191)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	12/18/20	USD	75.000	489	USD	3,056,250	60,343	(39,172)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	60.000	437	USD	2,731,250	177,160	(237,131)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	65.000	437	USD	2,731,250	88,755	(117,803)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	100.000	89	USD	773,499	43,343	(28,590)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	100.000	278	USD	2,416,098	111,887	(89,303)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	95.000	278	USD	2,416,098	156,397	(131,926)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	95.000	89	USD	773,499	58,829	(42,235)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	100.000	303	USD	2,633,373	129,802	(97,334)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	100.000	303	USD	2,633,373	150,543	(97,334)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	303	USD	2,633,373	83,125	(64,369)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	303	USD	2,633,373	103,465	(64,369)
									$29,641,025	$(50,397,825)

Currency Abbreviations

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$50,397,825
Total Liability Derivatives		$50,397,825

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Written options
Derivatives not accounted for as hedging instruments
Equity contracts	$26,150,264
Total	$26,150,264

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Totals
Equity contracts	$—	$18,879,553	$18,879,553
Foreign exchange contracts	(161)	—	(161)
Total	$(161)	$18,879,553	$18,879,392

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	RBC Capital Markets	Totals
Liabilities:
Written options	$292,054	$8,220,772	$16,310,451	$5,628,942	$18,614,254	$1,331,352	$50,397,825
Total Liabilities	$292,054	$8,220,772	$16,310,451	$5,628,942	$18,614,254	$1,331,352	$50,397,825
Net OTC derivative instruments by counterparty, at fair value	$(292,054)	$(8,220,772)	$(16,310,451)	$(5,628,942)	$(18,614,254)	$(1,331,352)	$(50,397,825)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	—	$—	$—	$—	$—	$—
Net Exposure(1)	$(292,054)	$(8,220,772)	$(16,310,451)	$(5,628,942)	$(18,614,254)	$(1,331,352)	$(50,397,825)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,038,064,615.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$688,831,189
Gross Unrealized Depreciation	(190,715,601)
Net Unrealized Appreciation	$498,115,588

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	19.5%
Health Care	14.6%
Industrials	10.9%
Utilities	9.2%
Information Technology	9.0%
Energy	8.4%
Consumer Staples	8.1%
Communication Services	5.4%
Materials	5.2%
Real Estate	4.1%
Consumer Discretionary	2.8%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.0%
		Communication Services: 5.4%
121,783		Comcast Corp. — Class A	$4,747,101	1.6
118,560		Fox Corp. — Class B	3,182,151	1.1
242,534		News Corp — Class A	2,876,453	1.0
19,684		Walt Disney Co.	2,194,963	0.8
59,076		Other Securities	2,746,385	0.9
			15,747,053	5.4

		Consumer Discretionary: 2.8%
58,223		Las Vegas Sands Corp.	2,651,475	0.9
328,465	(1),(2)	Other Securities	5,527,478	1.9
			8,178,953	2.8

		Consumer Staples: 8.1%
135,712		Conagra Brands, Inc.	4,772,991	1.6
36,440		Kimberly-Clark Corp.	5,150,794	1.8
76,028		Philip Morris International, Inc.	5,326,522	1.8
89,217		Tyson Foods, Inc.	5,327,147	1.8
49,449		Other Securities	3,247,667	1.1
			23,825,121	8.1

		Energy: 8.4%
88,640		Enbridge, Inc.	2,696,429	0.9
65,027		Exxon Mobil Corp.	2,908,008	1.0
103,644		TC Energy Corp.	4,442,182	1.5
175,583		Total S.A. ADR	6,752,922	2.3
330,782		Other Securities	7,883,073	2.7
			24,682,614	8.4
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 19.3%
169,221		American International Group, Inc.	$5,276,311	1.8
52,275		Chubb Ltd.	6,619,060	2.2
218,460		Fifth Third Bancorp	4,211,909	1.4
41,623		JPMorgan Chase & Co.	3,915,059	1.3
104,676		Loews Corp.	3,589,340	1.2
142,826		Metlife, Inc.	5,216,006	1.8
130,960		Morgan Stanley	6,325,368	2.2
64,451		State Street Corp.	4,095,861	1.4
309,033		Wells Fargo & Co.	7,911,245	2.7
250,250		Other Securities	9,684,361	3.3
			56,844,520	19.3

		Health Care: 14.1%
58,809		AbbVie, Inc.	5,773,868	2.0
17,250		Anthem, Inc.	4,536,405	1.5
16,345		Becton Dickinson & Co.	3,910,868	1.3
79,551		CVS Health Corp.	5,168,428	1.8
41,720		Gilead Sciences, Inc.	3,209,937	1.1
37,374		Johnson & Johnson	5,255,906	1.8
46,461		Medtronic PLC	4,260,474	1.4
134,655		Pfizer, Inc.	4,403,218	1.5
116,208		Other Securities	5,079,817	1.7
			41,598,921	14.1

		Industrials: 10.9%
23,864		Boeing Co.	4,374,271	1.5
831,160		General Electric Co.	5,676,823	1.9
22,831		L3Harris Technologies, Inc.	3,873,736	1.3
41,447	(3)	Stericycle, Inc.	2,320,203	0.8
54,069		United Parcel Service, Inc. — Class B	6,011,391	2.0
290,360		Other Securities	9,900,645	3.4
			32,157,069	10.9

		Information Technology: 9.0%
53,716		Applied Materials, Inc.	3,247,132	1.1
97,514		Cisco Systems, Inc.	4,548,053	1.6
21,724		Microsoft Corp.	4,421,051	1.5
94,837		Qualcomm, Inc.	8,650,083	2.9
25,161		Texas Instruments, Inc.	3,194,692	1.1
44,273		Other Securities	2,329,719	0.8
			26,390,730	9.0

		Materials: 5.2%
132,543		CF Industries Holdings, Inc.	3,729,760	1.3
116,521		DowDuPont, Inc.	6,190,761	2.1
114,418		International Paper Co.	4,028,658	1.4
12,590		Other Securities	1,228,261	0.4
			15,177,440	5.2

		Real Estate: 4.1%
59,516		Equity Residential	3,500,731	1.2
93,060		Rayonier, Inc.	2,306,957	0.8
191,274		Weyerhaeuser Co.	4,296,014	1.5
38,202		Other Securities	1,882,977	0.6
			11,986,679	4.1

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 7.7%
58,550		Edison International	$3,179,850	1.1
9,895		NextEra Energy, Inc.	2,376,482	0.8
240,880		NiSource, Inc.	5,477,611	1.9
149,128		Southern Co.	7,732,287	2.6
85,471		Other Securities	3,923,630	1.3
			22,689,860	7.7
		Total Common Stock (Cost $276,244,993)	279,278,960	95.0

PREFERRED STOCK: 2.0%
		Health Care: 0.5%
26,624	(1),(2)	Other Securities	1,416,397	0.5

		Utilities: 1.5%
17,784	(3)	Sempra Energy SRE A	1,738,030	0.6
5,385	(3),(4)	Sempra Energy SRE B	529,130	0.1
53,334	(2)	Other Securities	2,312,861	0.8
			4,580,021	1.5

		Total Preferred Stock (Cost $6,297,815)	5,996,418	2.0

Shares			Value	Percentage of Net Assets

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
772,000	(5)	AXA SA, 7.250%, 05/15/2021	707,827	0.2

		Total Convertible Bonds/Notes (Cost $772,000)	707,827	0.2

		Total Long-Term Investments (Cost $283,314,808)	285,983,205	97.2

SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreements: 1.1%
53,902	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $53,902, collateralized by various U.S. Government Securities, 0.000%–3.000%, Market Value plus accrued interest $54,980, due 08/15/21–02/15/48)	53,902	0.0
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21–05/20/70)	1,000,000	0.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,000,000	(6)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 07/28/20–03/01/52)	$1,000,000	0.4
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20–07/01/50)	1,000,000	0.4

		Total Repurchase Agreements (Cost $3,053,902)	3,053,902	1.1

Shares			Value	Percentage of Net Assets

		Mutual Funds: 1.7%
5,107,951	(7)	T. Rowe Price Government Reserve Fund, 0.140% (Cost $5,107,951)	5,107,951	1.7

		Total Short-Term Investments (Cost $8,161,853)	8,161,853	2.8
		Total Investments in Securities (Cost $291,476,661)	$294,145,058	100.0
		Liabilities in Excess of Other Assets	(57,576)	—
		Net Assets	$294,087,482	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	The grouping contains securities on loan.
(2)	The grouping contains non-income producing securities.
(3)	Non-income producing security.
(4)	Security, or a portion of the security, is on loan.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)	Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,747,053	$—	$—	$15,747,053
Consumer Discretionary	8,178,953	—	—	8,178,953
Consumer Staples	23,825,121	—	—	23,825,121
Energy	24,682,614	—	—	24,682,614
Financials	56,844,520	—	—	56,844,520
Health Care	40,318,770	1,280,151	—	41,598,921
Industrials	32,157,069	—	—	32,157,069
Information Technology	26,390,730	—	—	26,390,730
Materials	14,584,584	592,856	—	15,177,440
Real Estate	11,986,679	—	—	11,986,679
Utilities	22,689,860	—	—	22,689,860
Total Common Stock	277,405,953	1,873,007	—	279,278,960
Preferred Stock	4,580,021	1,416,397	—	5,996,418
Convertible Bonds/Notes	—	707,827	—	707,827
Short-Term Investments	5,107,951	3,053,902	—	8,161,853
Total Investments, at fair value	$287,093,925	$7,051,133	$—	$294,145,058
Other Financial Instruments+
Futures	52,823	—	—	52,823
Total Assets	$287,146,748	$7,051,133	$—	$294,197,881

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the following futures contracts were outstanding for VY® T. Rowe Price Equity Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	15	09/18/20	$2,317,650	$52,823
			$2,317,650	$52,823

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets- Unrealized appreciation*	$ 52,823
Total Asset Derivatives		$ 52,823

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Futures
Equity contracts	$52,823
Total	$52,823

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $292,777,663.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,283,394
Gross Unrealized Depreciation	(35,862,594)
Net Unrealized Appreciation	$1,420,800

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

Japan	15.0%
Netherlands	10.6%
China	8.4%
Switzerland	7.4%
France	7.0%
Germany	5.6%
United Kingdom	5.5%
South Korea	5.3%
India	3.8%
United States	3.1%
Countries between 0.4%-2.8%ˆ	26.4%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 19 countries, which each represents 0.4%-2.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Australia: 2.0%
232,070		Amcor PLC	$2,343,933	1.3
569,617		Other Securities	1,392,139	0.7
			3,736,072	2.0

		Austria: 0.8%
64,115	(1)	Erste Group Bank AG	1,514,245	0.8

		Belgium: 0.4%
4,097	(2)	Other Securities	808,653	0.4

		Brazil: 1.2%
235,978	(2)	Other Securities	2,272,406	1.2

		Canada: 2.7%
40,092		Magna International, Inc.	1,785,297	1.0
15,487		TMX Group Ltd.	1,531,246	0.8
291,340	(2)	Other Securities	1,726,593	0.9
			5,043,136	2.7

		China: 8.2%
25,721	(1)	Alibaba Group Holding Ltd. ADR	5,548,020	2.9
12,018	(1)	Baidu, Inc. ADR	1,440,838	0.8
203,000		Gree Electric Appliances, Inc. of Zhuhai — A Shares	1,630,403	0.8
8,189		Kweichow Moutai Co. Ltd. — A Shares (Nth SSE-SEHK)	1,700,591	0.9
39,500		Tencent Holdings Ltd.	2,531,078	1.3
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: (continued)
516,662	(2)	Other Securities	$2,789,733	1.5
			15,640,663	8.2

		France: 7.0%
2,101	(1)	Dassault Aviation SA	1,927,654	1.0
19,653	(1)	EssilorLuxottica SA	2,527,530	1.3
23,627		Sanofi	2,409,580	1.3
58,329		Thales S.A.	4,720,863	2.5
8,708		Other Securities	1,655,724	0.9
			13,241,351	7.0

		Germany: 5.4%
46,453		Bayer AG	3,443,245	1.8
18,760		SAP SE	2,622,439	1.4
8,433	(1),(3)	Zalando SE	598,239	0.3
77,760	(2),(4)	Other Securities	3,651,856	1.9
			10,315,779	5.4

		Hong Kong: 2.1%
345,600		AIA Group Ltd.	3,233,988	1.7
127,240		Other Securities	823,954	0.4
			4,057,942	2.1

		India: 3.8%
119,799		Housing Development Finance Corp.	2,785,581	1.4
1,464,164		NTPC Ltd.	1,862,783	1.0
264,667		Other Securities	2,609,596	1.4
			7,257,960	3.8

		Indonesia: 1.9%
1,094,200		Bank Central Asia Tbk PT	2,189,277	1.1
20,396,900		Sarana Menara Nusantara Tbk PT	1,462,273	0.8
			3,651,550	1.9

		Italy: 1.0%
150,430		Other Securities	1,940,473	1.0

		Japan: 15.0%
72,100		Fujitsu General Ltd.	1,481,277	0.8
33,300		Murata Manufacturing Co., Ltd.	1,962,985	1.0
146,600		Nippon Telegraph & Telephone Corp.	3,415,700	1.8
59,800	(5)	Otsuka Holdings Co. Ltd.	2,606,201	1.4
49,300		Seven & I Holdings Co., Ltd.	1,612,777	0.8
99,860		Takeda Pharmaceutical Co., Ltd.	3,587,767	1.9
548,500		Z Holdings Corp.	2,691,887	1.4
477,300	(4)	Other Securities	11,220,181	5.9
			28,578,775	15.0

		Netherlands: 10.6%
443	(1),(3)	Adyen NV	644,781	0.3
21,135		Akzo Nobel NV	1,898,773	1.0
8,703		ASML Holding NV	3,183,657	1.7
71,383	(1)	Koninklijke Philips NV	3,329,838	1.7
27,905		NXP Semiconductor NV — NXPI — US	3,182,286	1.7

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: (continued)
37,893	(1)	Prosus NV	$3,522,455	1.9
74,359		Unilever NV	3,964,637	2.1
6,432	(2)	Other Securities	460,875	0.2
			20,187,302	10.6

		Peru: 0.6%
8,452		Other Securities	1,129,779	0.6

		Philippines: 0.4%
36,995		Other Securities	702,602	0.4

		Poland: 0.6%
140,920		Other Securities	1,037,128	0.6

		Portugal: 2.5%
228,672		Galp Energia SGPS SA	2,652,581	1.4
117,943		Jeronimo Martins SGPS SA	2,063,988	1.1
			4,716,569	2.5

		Russia: 0.5%
80,774		Other Securities	915,977	0.5

		South Africa: 2.8%
27,998		Naspers Ltd.	5,145,483	2.7
4,912		Other Securities	244,128	0.1
			5,389,611	2.8

		South Korea: 5.3%
23,212		NAVER Corp.	5,222,312	2.8
82,850		Samsung Electronics Co., Ltd.	3,667,573	1.9
1,050		Other Securities	1,176,850	0.6
			10,066,735	5.3

		Spain: 0.4%
14,092		Other Securities	739,857	0.4

		Sweden: 2.2%
65,009	(1)	Essity AB	2,107,683	1.1
116,814	(1)	Swedbank AB	1,499,994	0.8
27,735		Other Securities	567,666	0.3
			4,175,343	2.2

		Switzerland: 7.4%
50,763		Julius Baer Group Ltd.	2,131,924	1.1
7,201		Lonza Group AG	3,814,353	2.0
33,703		Nestle SA	3,736,673	2.0
6,033		Roche Holding AG	2,090,130	1.1
26,923	(2)	Other Securities	2,299,932	1.2
			14,073,012	7.4

		Taiwan: 2.3%
410,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,378,603	2.3

		Thailand: 0.8%
653,600	(1)	CP ALL PCL (Foreign)	1,440,506	0.8

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Arab Emirates: 1.2%
264,043	(1),(3)	Network International Holdings PLC	$1,445,449	0.7
293,036		Other Securities	908,986	0.5
			2,354,435	1.2

		United Kingdom: 5.3%
11,758		Linde PLC	2,490,268	1.3
24,723		London Stock Exchange Group PLC	2,571,065	1.4
329,045	(2),(4)	Other Securities	4,920,080	2.6
			9,981,413	5.3

		United States: 3.1%
50,159		Philip Morris International, Inc.	3,514,139	1.8
12,144	(2),(4)	Other Securities	2,394,232	1.3
			5,908,371	3.1
		Total Common Stock (Cost $162,387,617)	185,256,248	97.5

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(6), (7)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	355,302	0.2

		Germany: 0.2%
856		Other Securities	282,520	0.2

		United Kingdom: 0.2%
990	(1),(6), (7)	Roofoods Ltd. — Series G	413,722	0.2

		Total Preferred Stock (Cost $780,990)	1,051,544	0.6

		Total Long-Term Investments (Cost $163,168,607)	186,307,792	98.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 2.2%
139,722	(8)	Bank of America Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $139,722, collateralized by various U.S. Government Securities, 0.125%–5.000%, Market Value plus accrued interest $142,516, due 10/15/24–02/15/48)	139,722	0.1

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,000,000	(8)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21–05/20/70)	$1,000,000	0.5
1,000,000	(8)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	1,000,000	0.6
1,000,000	(8)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%–8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23–07/01/50)	1,000,000	0.5
1,000,000	(8)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20–07/01/50)	1,000,000	0.5

		Total Repurchase Agreements (Cost $4,139,722)	4,139,722	2.2
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.2%
2,401,054	(9)	T. Rowe Price Government Reserve Fund, 0.140% (Cost $2,401,054)	$2,401,054	1.2

		Total Short-Term Investments (Cost $6,540,776)	6,540,776	3.4

		Total Investments in Securities (Cost $169,709,383)	$192,848,568	101.5
		Liabilities in Excess of Other Assets	(2,828,314)	(1.5)
		Net Assets	$190,020,254	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The grouping contains non-income producing securities.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	The grouping contains securities on loan.
(5)	Security, or a portion of the security, is on loan.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $769,024 or 0.4% of net assets. Please refer to the table below for additional details.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	15.8%
Health Care	14.9
Information Technology	14.4
Financials	14.3
Consumer Staples	12.8
Communication Services	9.7
Industrials	8.7
Materials	4.8
Energy	1.7
Utilities	1.0
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,736,072	$—	$3,736,072
Austria	—	1,514,245	—	1,514,245
Belgium	—	808,653	—	808,653
Brazil	2,272,406	—	—	2,272,406
Canada	5,043,136	—	—	5,043,136
China	8,286,762	7,353,901	—	15,640,663
France	—	13,241,351	—	13,241,351
Germany	1,329,882	8,985,897	—	10,315,779
Hong Kong	—	4,057,942	—	4,057,942
India	—	7,257,960	—	7,257,960
Indonesia	—	3,651,550	—	3,651,550
Italy	—	1,940,473	—	1,940,473
Japan	—	28,578,775	—	28,578,775
Netherlands	10,679,360	9,507,942	—	20,187,302
Peru	1,129,779	—	—	1,129,779
Philippines	—	702,602	—	702,602
Poland	—	1,037,128	—	1,037,128
Portugal	—	4,716,569	—	4,716,569
Russia	915,977	—	—	915,977
South Africa	—	5,389,611	—	5,389,611
South Korea	—	10,066,735	—	10,066,735
Spain	—	739,857	—	739,857
Sweden	—	4,175,343	—	4,175,343
Switzerland	—	14,073,012	—	14,073,012
Taiwan	—	4,378,603	—	4,378,603
Thailand	—	1,440,506	—	1,440,506
United Arab Emirates	—	2,354,435	—	2,354,435
United Kingdom	651,580	9,329,833	—	9,981,413
United States	5,908,371	—	—	5,908,371
Total Common Stock	36,217,253	149,038,995	—	185,256,248
Preferred Stock	—	282,520	769,024	1,051,544
Short-Term Investments	2,401,054	4,139,722	—	6,540,776
Total Investments, at fair value	$38,618,307	$153,461,237	$769,024	$192,848,568
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,611	—	2,611
Total Assets	$38,618,307	$153,463,848	$769,024	$192,851,179
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(445)	$—	$(445)
Written Options	—	(50,579)	—	(50,579)
Total Liabilities	$—	$(51,024)	$—	$(51,024)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Roofoods Ltd. — Series G	5/16/2019	$413,722	$413,722
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	258,547	355,302
		$672,269	$769,024

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 980,867	JPY 105,609,000	Citibank N.A.	07/15/20	$2,611
ZAR 334,390	USD 19,360	The Bank of New York Mellon	07/01/20	(90)
ZAR 1,679,750	USD 97,133	The Bank of New York Mellon	07/01/20	(331)
ZAR 144,021	USD 8,323	The Bank of New York Mellon	07/02/20	(24)
				$2,166

At June 30, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Lonza Group AG	JPMorgan Chase & Co.	Call	07/17/20	CHF	510.000	20	CHF	100,040	$ 1,291	$ (1,380)
Lonza Group AG	Morgan Stanley & Co.	Call	07/17/20	CHF	500.000	3	CHF	150,060	2,654	(3,561)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	24	USD	273,696	12,197	(73)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	11	USD	125,444	6,050	(33)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	5	USD	57,020	2,532	(15)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	09/18/20	USD	120.000	18	USD	205,272	12,114	(13,735)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	09/18/20	USD	120.000	18	USD	205,272	8,027	(13,735)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	09/18/20	USD	130.000	18	USD	205,272	8,282	(7,408)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	01/15/21	USD	150.000	15	USD	171,060	12,306	(5,812)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase & Co.	Call	01/15/21	USD	150.000	6	USD	68,424	4,486	(2,325)
Temenos AG	Morgan Stanley & Co.	Call	07/17/20	CHF	155.000	7	CHF	103,005	1,408	(1,541)
Thales S.A.	JPMorgan Chase & Co.	Call	07/17/20	EUR	80.000	22	EUR	158,136	6,686	(961)
									$78,033	$(50,579)

Currency Abbreviations

CHF — Swiss Franc

EUR — EU Euro

JPY — Japanese Yen

USD — United States Dollar

ZAR — South African Rand

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,611
Total Asset Derivatives		$2,611
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$445
Equity contracts	Written options, at fair value	50,579
Total Liability Derivatives		$51,024

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written Options	Total
Equity contracts	$—	$24,226	$24,226
Foreign exchange contracts	(12,960)	—	(12,960)
Total	$(12,960)	$24,226	$11,266

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$29,712	$29,712
Foreign exchange contracts	(724)	—	(724)
Total	$(724)	$29,712	$28,988

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	Citibank N.A.	JPMorgan Chase & Co.	Morgan Stanley & Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$2,611	$—	$—	$—	$2,611
Total Assets	$2,611	$—	$—	$—	$2,611
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$445	$445
Written options	—	45,477	5,102	—	50,579
Total Liabilities	$—	$45,477	$5,102	$445	$51,024

Net OTC derivative instruments by counterparty, at fair value	$2,611	$(45,477)	$(5,102)	$(445)	(48,413)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$2,611	$(45,477)	$(5,102)	$(445)	$48,413

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $173,586,935.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,815,973
Gross Unrealized Depreciation	(16,165,884)
Net Unrealized Appreciation	$19,650,089

See Accompanying Notes to Financial Statements

75

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT1AISS2 (0620-082120)

Semi-Annual Report
June 30, 2020
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
■ Voya Balanced Income Portfolio	■ Voya Limited Maturity Bond Portfolio
■ Voya High Yield Portfolio	■ Voya U.S. Stock Index Portfolio
■ Voya Large Cap Growth Portfolio	■ VY® Clarion Real Estate Portfolio
■ Voya Large Cap Value Portfolio	■ VY® JPMorgan Small Cap Core Equity Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains certain summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Balanced Income Portfolio
Class ADV	$1,000.00	$932.40	1.20%	$5.77	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	934.80	0.60	2.89	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	933.50	0.85	4.09	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	933.30	1.00	4.81	1,000.00	1,019.89	1.00	5.02
Voya High Yield Portfolio
Class ADV	$1,000.00	$950.90	1.08%	$5.24	$1,000.00	$1,019.49	1.08%	$5.42
Class I	1,000.00	954.80	0.48	2.33	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	952.60	0.73	3.54	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	952.00	0.88	4.27	1,000.00	1,020.49	0.88	4.42
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,062.90	1.27%	$6.51	$1,000.00	$1,018.55	1.27%	$6.37
Class I	1,000.00	1,065.60	0.67	3.44	1,000.00	1,021.53	0.67	3.37
Class R6	1,000.00	1,066.00	0.67	3.44	1,000.00	1,021.53	0.67	3.37
Class S	1,000.00	1,065.10	0.92	4.72	1,000.00	1,020.29	0.92	4.62
Class S2	1,000.00	1,064.10	1.07	5.49	1,000.00	1,019.54	1.07	5.37

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$850.30	1.24%	$5.70	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	853.50	0.64	2.95	1,000.00	1,021.68	0.64	3.22
Class R6	1,000.00	853.40	0.64	2.95	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	852.20	0.89	4.10	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	851.60	1.04	4.79	1,000.00	1,019.69	1.04	5.22
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,017.30	0.89%	$4.46	$1,000.00	$1,020.44	0.89%	$4.47
Class I	1,000.00	1,020.10	0.29	1.46	1,000.00	1,023.42	0.29	1.46
Class S	1,000.00	1,018.80	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$965.20	0.80%	$3.91	$1,000.00	$1,020.89	0.80%	$4.02
Class I	1,000.00	968.20	0.27	1.32	1,000.00	1,023.52	0.27	1.36
Class P2	1,000.00	968.90	0.15	0.73	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	967.30	0.51	2.49	1,000.00	1,022.33	0.51	2.56
Class S2	1,000.00	966.30	0.67	3.28	1,000.00	1,021.53	0.67	3.37
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$828.00	1.28%	$5.82	$1,000.00	$1,018.50	1.28%	$6.42
Class I	1,000.00	830.40	0.68	3.09	1,000.00	1,021.48	0.68	3.42
Class S	1,000.00	829.60	0.93	4.23	1,000.00	1,020.24	0.93	4.67
Class S2	1,000.00	828.70	1.08	4.91	1,000.00	1,019.49	1.08	5.42
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$859.10	1.48%	$6.84	$1,000.00	$1,017.50	1.48%	$7.42
Class I	1,000.00	861.80	0.88	4.07	1,000.00	1,020.49	0.88	4.42
Class R6	1,000.00	861.70	0.88	4.07	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	860.80	1.13	5.23	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	860.20	1.28	5.92	1,000.00	1,018.50	1.28	6.42

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$306,300,918	$496,698,645	$5,686,356,534	$853,520,454
Investments in affiliates at fair value**	24,823,525	—	—	—
Short-term investments at fair value†	2,121,472	76,886,192	88,803,142	34,426,377
Cash	2,156,267	583,488	593,815	363,160
Cash collateral for futures	984,184	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,550,000	—	—	—
Foreign currencies at value‡	436,886	—	—	133,321
Receivables:
Investment securities sold	—	917,929	39,257,568	11,642,370
Investment securities and currencies sold	32,443,229	—	—	—
Fund shares sold	550,001	1,362,288	21,021	2,068,950
Dividends	210,644	—	5,104,706	1,723,127
Interest	1,139,592	7,501,564	498	128
Foreign tax reclaims	174,707	—	—	212,651
Unrealized appreciation on forward foreign currency contracts	225,889	—	—	—
Variation margin receivable on centrally cleared swaps	12,896	—	—	—
Prepaid expenses	4,184	—	61,512	10,864
Reimbursement due from Investment Adviser	3,958	—	226,347	128,283
Other assets	23,085	33,139	247,893	71,385
Total assets	373,161,437	583,983,245	5,820,673,036	904,301,070
LIABILITIES:
Payable for investment securities purchased	—	11,338,969	62,749,976	5,642,198
Payable for investment securities and currencies purchased	32,594,473	—	—	—
Payable for fund shares redeemed	741	90,013	19,075,615	57,615
Payable upon receipt of securities loaned	2,121,472	61,686,819	207,142	34,313,377
Unrealized depreciation on forward foreign currency contracts	216,846	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	90,000	—	—	—
Payable for unified fees	—	201,583	—	—
Payable for investment management fees	152,843	—	3,038,925	521,333
Payable for distribution and shareholder service fees	87,503	93,370	1,274,292	132,698
Payable to trustees under the deferred compensation plan (Note 6)	23,085	33,139	247,893	71,385
Payable for trustee fees	1,761	—	27,666	4,572
Other accrued expenses and liabilities	113,630	—	756,268	135,994
Total liabilities	35,402,354	73,443,893	87,377,777	40,879,172
NET ASSETS	$337,759,083	$510,539,352	$5,733,295,259	$863,421,898
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$310,642,666	$575,386,548	$3,510,392,809	$815,630,604
Total distributable earnings (loss)	27,116,417	(64,847,196)	2,222,902,450	47,791,294
NET ASSETS	$337,759,083	$510,539,352	$5,733,295,259	$863,421,898
+ Including securities loaned at value	$2,040,779	$60,170,072	$197,058	$33,516,299
* Cost of investments in securities	$302,853,487	$499,284,850	$4,482,400,568	$858,998,719
** Cost of investments in affiliates	$27,573,355	$—	$—	$—
† Cost of short-term investments	$2,121,472	$76,886,100	$88,803,142	$34,426,377
‡ Cost of foreign currencies	$451,195	$—	$—	$130,342
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$66,005,643	$77,734,419	$1,855,094,453	$41,736,434
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,649,027	8,431,958	97,164,378	4,104,528
Net asset value and redemption price per share	$9.93	$9.22	$19.09	$10.17
Class I
Net assets	$7,435,401	$171,780,653	$2,063,065,955	$290,936,721
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	710,943	18,618,976	97,615,921	27,906,307
Net asset value and redemption price per share	$10.46	$9.23	$21.13	$10.43
Class R6
Net assets	n/a	n/a	$72,611,629	$169,986
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,433,888	16,314
Net asset value and redemption price per share	n/a	n/a	$21.15	$10.42
Class S
Net assets	$259,339,641	$258,306,444	$1,682,951,432	$530,455,502
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,968,266	28,018,179	82,268,301	51,705,203
Net asset value and redemption price per share	$10.39	$9.22	$20.46	$10.26
Class S2
Net assets	$4,978,398	$2,717,836	$59,571,790	$123,255
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	480,556	294,393	2,941,691	12,004
Net asset value and redemption price per share	$10.36	$9.23	$20.25	$10.27
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$339,788,289	$6,884,433,863	$245,731,511	$427,582,668
Short-term investments at fair value†	19,762,915	214,361,797	441,679	19,820,892
Cash	10,953	2,214,659	—	68,548
Cash collateral for futures	281,784	13,110,022	—	422,760
Receivables:
Investment securities sold	2,598,375	—	1,661,952	820,419
Fund shares sold	792,712	1,611,672	1,065,909	241,002
Dividends	1,783	5,270,877	1,015,946	340,086
Interest	1,388,189	7,477	—	—
Prepaid expenses	—	—	3,365	—
Reimbursement due from Investment Adviser	—	251,470	56,613	—
Other assets	14,232	166,105	26,400	26,056
Total assets	364,639,232	7,121,427,942	250,003,375	449,322,431
LIABILITIES:
Payable for investment securities purchased	15,754,204	—	874,745	1,313,713
Payable for fund shares redeemed	85,207	1,935,160	113,358	947,657
Payable upon receipt of securities loaned	655,915	91,348,797	—	9,179,295
Payable for unified fees	77,254	1,445,406	—	315,488
Payable for investment management fees	—	—	161,280	—
Payable for distribution and shareholder service fees	22,537	132,860	64,837	77,278
Payable to trustees under the deferred compensation plan (Note 6)	14,232	166,105	26,400	26,056
Payable for trustee fees	—	—	1,365	—
Other accrued expenses and liabilities	—	—	84,086	—
Total liabilities	16,609,349	95,028,328	1,326,071	11,859,487
NET ASSETS	$348,029,883	$7,026,399,614	$248,677,304	$437,462,944
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$343,968,806	$4,323,803,181	$238,042,751	$432,294,193
Total distributable earnings	4,061,077	2,702,596,433	10,634,553	5,168,751
NET ASSETS	$348,029,883	$7,026,399,614	$248,677,304	$437,462,944
+ Including securities loaned at value	$645,369	$89,202,895	$—	$8,922,434
* Cost of investments in securities	$338,313,194	$4,616,704,346	$247,608,243	$398,424,118
† Cost of short-term investments	$19,762,915	$214,361,797	$441,679	$19,820,892
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$14,990,222	$91,360,226	$48,744,213	$106,819,361
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,499,050	5,778,145	1,617,829	8,344,489
Net asset value and redemption price per share	$10.00	$15.81	$30.13	$12.80
Class I
Net assets	$256,366,022	$4,114,659,154	$14,643,749	$179,230,966
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	25,126,794	250,169,315	459,415	12,828,775
Net asset value and redemption price per share	$10.20	$16.45	$31.87	$13.97
Class P2
Net assets	n/a	$2,438,118,253	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	147,619,507	n/a	n/a
Net asset value and redemption price per share	n/a	$16.52	n/a	n/a
Class R6
Net assets	n/a	n/a	n/a	$38,418,627
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	2,752,225
Net asset value and redemption price per share	n/a	n/a	n/a	$13.96
Class S
Net assets	$76,673,639	$249,440,374	$173,315,971	$105,691,666
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,457,999	15,334,244	5,452,278	7,696,919
Net asset value and redemption price per share	$10.28	$16.27	$31.79	$13.73
Class S2
Net assets	n/a	$132,821,607	$11,973,371	$7,302,324
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	8,272,051	379,453	539,468
Net asset value and redemption price per share	n/a	$16.06	$31.55	$13.54
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,153,467	$—	$29,099,803	$13,401,053
Dividends from affiliated underlying funds	741,672	—	—	—
Interest, net of foreign taxes withheld*	3,551,755	15,816,812	1,665	163
Securities lending income, net	8,623	199,595	47,127	33,790
Total investment income	6,455,517	16,016,407	29,148,595	13,435,006
EXPENSES:
Investment management fees	962,977	—	17,852,691	3,307,029
Unified fees	—	1,301,230	—	—
Distribution and shareholder service fees:
Class ADV	206,314	237,457	5,329,579	132,295
Class S	335,909	338,905	2,081,517	696,056
Class S2	10,121	5,546	114,121	251
Transfer agent fees (Note 6):
Class ADV	8,587	—	417,757	13,148
Class I	951	—	456,126	91,777
Class R6	—	—	35	7
Class S	33,489	—	392,196	165,914
Class S2	632	—	13,411	37
Shareholder reporting expense	10,384	—	128,300	37,128
Professional fees	9,110	—	91,330	22,702
Custody and accounting expense	36,739	—	203,290	34,999
Trustee fees and expenses	7,042	21,412	110,663	18,287
Miscellaneous expense	8,505	—	132,603	25,128
Interest expense	515	17	1,903	651
Total expenses	1,631,275	1,904,567	27,325,522	4,545,409
Waived and reimbursed fees	(27,621)	(39,830)	(1,282,776)	(793,953)
Net expenses	1,603,654	1,864,737	26,042,746	3,751,456
Net investment income	4,851,863	14,151,670	3,105,849	9,683,550
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indonesian capital gains tax withheld^)	(16,057,436)	(23,832,196)	322,404,126	(43,807,053)
Sale of affiliated underlying funds	(1,439,206)	—	—	—
Forward foreign currency contracts	858,581	—	—	—
Foreign currency related transactions	(112,087)	—	—	2
Futures	1,672,854	—	—	—
Swaps	1,391,374	—	—	—
Written options	7,865	—	—	—
Net realized gain (loss)	(13,678,055)	(23,832,196)	322,404,126	(43,807,051)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,437,762)	(19,686,561)	12,502,852	(124,396,143)
Affiliated underlying funds	(2,134,781)	—	—	—
Forward foreign currency contracts	(330,778)	—	—	—
Foreign currency related transactions	(7,819)	—	—	644
Futures	(7,112)	—	—	—
Swaps	(158,544)	—	—	—
Written options	(27,689)	—	—	—
Net change in unrealized appreciation (depreciation)	(18,104,485)	(19,686,561)	12,502,852	(124,395,499)
Net realized and unrealized gain (loss)	(31,782,540)	(43,518,757)	334,906,978	(168,202,550)
Increase (decrease) in net assets resulting from operations	$(26,930,677)	$(29,367,087)	$338,012,827	$(158,519,000)
* Foreign taxes withheld	$51,494	$—	$80,064	$73,935
^ Foreign taxes on sale of Indonesian investments	$5,166	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$39,779	$64,275,871	$3,587,756	$3,094,209
Interest	3,844,445	15,252	—	1,104
Securities lending income, net	11,081	232,195	1,418	163,009
Total investment income	3,895,305	64,523,318	3,589,174	3,258,322
EXPENSES:
Investment management fees	—	—	1,135,508	—
Unified fees	460,004	8,382,246	—	1,953,401
Distribution and shareholder service fees:
Class ADV	44,995	240,455	157,015	320,527
Class S	92,110	312,728	235,851	132,541
Class S2	—	263,270	25,741	14,525
Transfer agent fees (Note 6):
Class ADV	—	—	38,749	—
Class I	—	—	13,118	—
Class S	—	—	139,677	—
Class S2	—	—	9,522	—
Shareholder reporting expense	—	—	11,865	—
Professional fees	—	—	6,916	—
Custody and accounting expense	—	—	16,405	—
Trustee fees and expenses	11,224	228,677	5,459	21,655
Miscellaneous expense	—	—	6,353	—
Interest expense	—	6,596	452	—
Total expenses	608,333	9,433,972	1,802,631	2,442,649
Waived and reimbursed fees	—	(1,344,338)	(453,656)	—
Brokerage commission recapture	—	—	(760)	(35,820)
Net expenses	608,333	8,089,634	1,348,215	2,406,829
Net investment income	3,286,972	56,433,684	2,240,959	851,493
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,254,202	110,936,380	(18,764,462)	(21,440,957)
Futures	404,246	(10,199,138)	—	218,792
Net realized gain (loss)	2,658,448	100,737,242	(18,764,462)	(21,222,165)
Net change in unrealized appreciation (depreciation) on:
Investments	25,489	(369,186,668)	(37,901,933)	(56,231,044)
Futures	(48,916)	(57,470)	—	(15,045)
Net change in unrealized appreciation (depreciation)	(23,427)	(369,244,138)	(37,901,933)	(56,246,089)
Net realized and unrealized gain (loss)	2,635,021	(268,506,896)	(56,666,395)	(77,468,254)
Increase (decrease) in net assets resulting from operations	$5,921,993	$(212,073,212)	$(54,425,436)	$(76,616,761)
* Foreign taxes withheld	$—	$—	$—	$8,582
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$4,851,863	$12,118,264	$14,151,670	$29,186,347
Net realized gain (loss)	(13,678,055)	23,047,290	(23,832,196)	(2,317,504)
Net change in unrealized appreciation (depreciation)	(18,104,485)	29,869,426	(19,686,561)	45,325,720
Increase (decrease) in net assets resulting from operations	(26,930,677)	65,034,980	(29,367,087)	72,194,563
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,922,532)	(1,967,939)	(4,184,086)
Class I	—	(894,071)	(4,968,703)	(5,691,493)
Class S	—	(30,519,786)	(7,216,662)	(17,552,628)
Class S2	—	(501,395)	(71,749)	(198,505)
Total distributions	—	(39,837,784)	(14,225,053)	(27,626,712)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,586,571	11,771,113	23,622,680	64,608,084
Proceeds from shares issued in merger (Note 16)	—	—	—	98,023,284
Reinvestment of distributions	—	39,837,784	14,225,053	27,626,712
	11,586,571	51,608,897	37,847,733	190,258,080
Cost of shares redeemed	(35,509,554)	(56,146,969)	(71,020,618)	(121,673,150)
Net increase (decrease) in net assets resulting from capital share transactions	(23,922,983)	(4,538,072)	(33,172,885)	68,584,930
Net increase (decrease) in net assets	(50,853,660)	20,659,124	(76,765,025)	113,152,781
NET ASSETS:
Beginning of year or period	388,612,743	367,953,619	587,304,377	474,151,596
End of year or period	$337,759,083	$388,612,743	$510,539,352	$587,304,377
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,105,849	$14,933,524	$9,683,550	$19,477,629
Net realized gain (loss)	322,404,126	682,748,213	(43,807,051)	85,833,238
Net change in unrealized appreciation (depreciation)	12,502,852	862,626,519	(124,395,499)	131,837,482
Increase (decrease) in net assets resulting from operations	338,012,827	1,560,308,256	(158,519,000)	237,148,349
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(322,539,115)	—	(4,505,178)
Class I	—	(308,037,331)	—	(31,729,269)
Class R6	—	(8,633,943)	—	(25,122)
Class S	—	(304,557,434)	—	(59,337,191)
Class S2	—	(10,362,576)	—	(13,567)
Total distributions	—	(954,130,399)	—	(95,610,327)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	188,009,585	151,286,163	14,834,413	13,066,833
Reinvestment of distributions	—	954,130,399	—	95,610,327
	188,009,585	1,105,416,562	14,834,413	108,677,160
Cost of shares redeemed	(644,810,901)	(953,005,018)	(79,340,038)	(174,590,335)
Net increase (decrease) in net assets resulting from capital share transactions	(456,801,316)	152,411,544	(64,505,625)	(65,913,175)
Net increase (decrease) in net assets	(118,788,489)	758,589,401	(223,024,625)	75,624,847
NET ASSETS:
Beginning of year or period	5,852,083,748	5,093,494,347	1,086,446,523	1,010,821,676
End of year or period	$5,733,295,259	$5,852,083,748	$863,421,898	$1,086,446,523
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,286,972	$6,462,238	$56,433,684	$104,743,818
Net realized gain	2,658,448	1,539,817	100,737,242	273,563,829
Net change in unrealized appreciation (depreciation)	(23,427)	3,261,550	(369,244,138)	1,160,799,021
Increase (decrease) in net assets resulting from operations	5,921,993	11,263,605	(212,073,212)	1,539,106,668
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(121,847)	(201,180)	—	(6,766,870)
Class I	(2,683,196)	(3,418,858)	—	(280,363,883)
Class P2	—	—	—	(148,647,312)
Class S	(728,279)	(1,202,654)	—	(6,466,557)
Class S2	—	—	—	(10,110,281)
Total distributions	(3,533,322)	(4,822,692)	—	(452,354,903)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	111,679,290	83,942,429	1,107,038,679	1,995,915,747
Reinvestment of distributions	3,506,732	4,808,922	—	452,354,903
	115,186,022	88,751,351	1,107,038,679	2,448,270,650
Cost of shares redeemed	(57,372,616)	(94,912,870)	(864,623,244)	(1,238,299,796)
Net increase (decrease) in net assets resulting from capital share transactions	57,813,406	(6,161,519)	242,415,435	1,209,970,854
Net increase in net assets	60,202,077	279,394	30,342,223	2,296,722,619
NET ASSETS:
Beginning of year or period	287,827,806	287,548,412	6,996,057,391	4,699,334,772
End of year or period	$348,029,883	$287,827,806	$7,026,399,614	$6,996,057,391
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Clarion Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$2,240,959	$6,042,407	$851,493	$3,028,173
Net realized gain (loss)	(18,764,462)	27,661,531	(21,222,165)	108,274,583
Net change in unrealized appreciation (depreciation)	(37,901,933)	51,173,622	(56,246,089)	54,303,178
Increase (decrease) in net assets resulting from operations	(54,425,436)	84,877,560	(76,616,761)	165,605,934
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,436,002)	—	(33,003,163)
Class I	—	(626,652)	—	(58,503,358)
Class R6	—	—	—	(8,660,615)
Class S	—	(5,986,907)	—	(85,946,558)
Class S2	—	(359,516)	—	(7,278,863)
Return of capital:
Class ADV	—	—	—	(1,680,212)
Class I	—	—	—	(2,858,137)
Class R6	—	—	—	(437,725)
Class S	—	—	—	(4,217,107)
Class S2	—	—	—	(357,279)
Total distributions	—	(8,409,077)	—	(202,943,017)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,507,257	18,492,283	33,175,095	93,535,915
Reinvestment of distributions	—	8,409,077	—	202,943,018
	13,507,257	26,901,360	33,175,095	296,478,933
Cost of shares redeemed	(44,429,862)	(90,802,217)	(67,070,240)	(370,553,943)
Net decrease in net assets resulting from capital share transactions	(30,922,605)	(63,900,857)	(33,895,145)	(74,075,010)
Net increase (decrease) in net assets	(85,348,041)	12,567,626	(110,511,906)	(111,412,093)
NET ASSETS:
Beginning of year or period	334,025,345	321,457,719	547,974,850	659,386,943
End of year or period	$248,677,304	$334,025,345	$437,462,944	$547,974,850
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-20+	10.65	0.12	(0.84)	(0.72)	—	—	—	—	—	9.93	(6.76)	1.21	1.20	1.20	2.47	66,006	50
12-31-19	10.05	0.30	1.47	1.77	0.50	0.67	—	1.17	—	10.65	17.93	1.26	1.22	1.22	2.79	78,155	231
12-31-18	11.18	0.43	(1.00)	(0.57)	0.56	—	—	0.56	—	10.05	(5.39)	1.39	1.26	1.26	3.91	69,593	45
12-31-17	10.62	0.46	0.58	1.04	0.48	—	—	0.48	—	11.18	10.03	1.39	1.26	1.26	4.16	81,767	22
12-31-16	9.82	0.42	1.05	1.47	0.67	—	—	0.67	—	10.62	15.26	1.43	1.36	1.36	4.14	72,064	42
12-31-15	11.03	0.40	(1.11)	(0.71)	0.50	—	—	0.50	—	9.82	(6.72)	1.52	1.37	1.37	3.80	68,152	18
Class I
06-30-20+	11.19	0.16	(0.89)	(0.73)	—	—	—	—	—	10.46	(6.52)	0.61	0.60	0.60	3.07	7,435	50
12-31-19	10.50	0.38	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231
12-31-18	11.65	0.51	(1.03)	(0.52)	0.63	—	—	0.63	—	10.50	(4.79)	0.79	0.66	0.66	4.51	7,921	45
12-31-17	11.05	0.54	0.60	1.14	0.54	—	—	0.54	—	11.65	10.56	0.79	0.66	0.66	4.76	9,393	22
12-31-16	10.18	0.50	1.09	1.59	0.72	—	—	0.72	—	11.05	16.02	0.78	0.76	0.76	4.74	9,478	42
12-31-15	11.43	0.47	(1.16)	(0.69)	0.56	—	—	0.56	—	10.18	(6.34)	0.77	0.77	0.77	4.11	9,222	18
Class S
06-30-20+	11.13	0.15	(0.89)	(0.74)	—	—	—	—	—	10.39	(6.65)	0.86	0.85	0.85	2.83	259,340	50
12-31-19	10.45	0.36	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
12-31-18	11.59	0.48	(1.02)	(0.54)	0.60	—	—	0.60	—	10.45	(5.01)	1.04	0.91	0.91	4.26	285,793	45
12-31-17	10.99	0.51	0.60	1.11	0.51	—	—	0.51	—	11.59	10.33	1.04	0.91	0.91	4.52	361,336	22
12-31-16	10.14	0.47	1.09	1.56	0.71	—	—	0.71	—	10.99	15.68	1.03	1.01	1.01	4.49	411,297	42
12-31-15	11.35	0.45	(1.13)	(0.68)	0.53	—	—	0.53	—	10.14	(6.31)	1.02	1.02	1.02	4.14	414,907	18
Class S2
06-30-20+	11.10	0.14	(0.88)	(0.74)	—	—	—	—	—	10.36	(6.67)	1.01	1.00	1.00	2.67	4,978	50
12-31-19	10.43	0.32	1.54	1.86	0.52	0.67	—	1.19	—	11.10	18.15	1.06	1.02	1.02	2.97	5,679	231
12-31-18	11.56	0.46	(1.02)	(0.56)	0.57	—	—	0.57	—	10.43	(5.15)	1.19	1.06	1.06	4.11	4,647	45
12-31-17	10.96	0.50	0.59	1.09	0.49	—	—	0.49	—	11.56	10.16	1.19	1.06	1.06	4.38	5,389	22
12-31-16	10.11	0.45	1.09	1.54	0.69	—	—	0.69	—	10.96	15.52	1.21	1.16	1.16	4.34	7,701	42
12-31-15	11.32	0.44	(1.15)	(0.71)	0.50	—	—	0.50	—	10.11	(6.51)	1.27	1.17	1.17	3.99	7,770	18
Voya High Yield Portfolio
Class ADV
06-30-20+	9.94	0.23	(0.72)	(0.49)	0.23	—	—	0.23	—	9.22	(4.91)	1.10	1.08	1.08	4.94	77,734	44
12-31-19	9.09	0.50	0.83	1.33	0.48	—	—	0.48	—	9.94	14.82	1.10	1.08	1.08	5.20	87,540	59
12-31-18	9.94	0.48	(0.81)	(0.33)	0.52	—	—	0.52	—	9.09	(3.53)	1.10	1.08	1.08	5.02	80,872	35
12-31-17	10.01	0.54	0.03	0.57	0.62	—	0.02	0.64	—	9.94	5.83	1.10	1.08	1.08	5.36	96,011	37
12-31-16	9.33	0.55	0.74	1.29	0.61	—	—	0.61	—	10.01	14.21	1.14	1.08	1.08	5.56	98,835	31
12-31-15	10.10	0.56	(0.78)	(0.22)	0.55	—	—	0.55	—	9.33	(2.35)	1.24	1.08	1.08	5.57	94,398	33
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class I
06-30-20+	9.94	0.26	(0.71)	(0.45)	0.26	—	—	0.26	—	9.23	(4.52)	0.50	0.48	0.48	5.54	171,781	44
12-31-19	9.10	0.57	0.81	1.38	0.54	—	—	0.54	—	9.94	15.37	0.50	0.48	0.48	5.84	189,247	59
12-31-18	9.95	0.54	(0.82)	(0.28)	0.57	—	—	0.57	—	9.10	(2.96)	0.50	0.48	0.48	5.62	56,385	35
12-31-17	10.01	0.60	0.04	0.64	0.68	—	0.02	0.70	—	9.95	6.58	0.50	0.48	0.48	5.96	62,380	37
12-31-16	9.33	0.60	0.75	1.35	0.67	—	—	0.67	—	10.01	14.89	0.49	0.48	0.48	6.16	57,828	31
12-31-15	10.11	0.60	(0.77)	(0.17)	0.61	—	—	0.61	—	9.33	(1.86)	0.49	0.48	0.48	6.18	63,622	33
Class S
06-30-20+	9.94	0.25	(0.72)	(0.47)	0.25	—	—	0.25	—	9.22	(4.74)	0.75	0.73	0.73	5.28	258,306	44
12-31-19	9.09	0.54	0.82	1.36	0.51	—	—	0.51	—	9.94	15.22	0.75	0.73	0.73	5.54	307,506	59
12-31-18	9.94	0.51	(0.81)	(0.30)	0.55	—	—	0.55	—	9.09	(3.20)	0.75	0.73	0.73	5.36	332,669	35
12-31-17	10.01	0.58	0.02	0.60	0.65	—	0.02	0.67	—	9.94	6.20	0.75	0.73	0.73	5.71	403,630	37
12-31-16	9.33	0.58	0.75	1.33	0.65	—	—	0.65	—	10.01	14.61	0.74	0.73	0.73	5.91	484,963	31
12-31-15	10.10	0.59	(0.77)	(0.18)	0.59	—	—	0.59	—	9.33	(2.01)	0.74	0.73	0.73	5.91	472,161	33
Class S2
06-30-20+	9.95	0.24	(0.72)	(0.48)	0.24	—	—	0.24	—	9.23	(4.80)	0.90	0.88	0.88	5.14	2,718	44
12-31-19	9.11	0.51	0.83	1.34	0.50	—	—	0.50	—	9.95	14.91	0.90	0.88	0.88	5.37	3,012	59
12-31-18	9.95	0.50	(0.80)	(0.30)	0.54	—	—	0.54	—	9.11	(3.23)	0.90	0.88	0.88	5.20	4,226	35
12-31-17	10.02	0.56	0.03	0.59	0.64	—	0.02	0.66	—	9.95	6.04	0.90	0.88	0.88	5.56	5,792	37
12-31-16	9.34	0.56	0.75	1.31	0.63	—	—	0.63	—	10.02	14.43	0.92	0.88	0.88	5.76	5,815	31
12-31-15	10.11	0.58	(0.77)	(0.19)	0.58	—	—	0.58	—	9.34	(2.15)	0.99	0.88	0.88	5.76	5,327	33
Voya Large Cap Growth Portfolio
Class ADV
06-30-20+	17.96	(0.02)	1.15	1.13	—	—	—	—	—	19.09	6.29	1.32	1.27	1.27	(0.21)	1,855,094	46
12-31-19	16.37	(0.01)	4.97	4.96	0.02	3.35	—	3.37	—	17.96	31.90	1.27	1.27	1.27	(0.05)	1,890,631	78
12-31-18	19.36	0.01	(0.11)	(0.10)	0.01	2.88	—	2.89	—	16.37	(2.07)	1.27	1.27	1.27	0.04	1,686,805	85
12-31-17	16.22	0.02	4.53	4.55	0.01	1.40	—	1.41	—	19.36	29.01	1.27	1.27	1.27	0.04	2,015,843	65
12-31-16	18.13	0.01	0.57	0.58	—	2.49	—	2.49	—	16.22	3.33	1.32	1.27	1.27	0.08	1,986,387	74
12-31-15	19.04	(0.01)	1.12	1.11	0.00*	2.02	—	2.02	—	18.13	5.72	1.42	1.24	1.24	(0.05)	2,244,745	70
Class I
06-30-20+	19.83	0.04	1.26	1.30	—	—	—	—	—	21.13	6.56	0.72	0.67	0.67	0.39	2,063,066	46
12-31-19	17.78	0.11	5.43	5.54	0.14	3.35	—	3.49	—	19.83	32.77	0.67	0.67	0.67	0.54	2,000,466	78
12-31-18	20.80	0.13	(0.13)	0.00*	0.14	2.88	—	3.02	—	17.78	(1.48)	0.67	0.67	0.67	0.63	1,623,952	85
12-31-17	17.34	0.12	4.87	4.99	0.13	1.40	—	1.53	—	20.80	29.74	0.67	0.67	0.67	0.63	2,124,109	65
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.96	0.67	0.67	0.67	0.68	1,769,295	74
12-31-15	20.05	0.11	1.19	1.30	0.12	2.02	—	2.14	—	19.21	6.38	0.67	0.64	0.64	0.55	1,876,362	70
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class R6
06-30-20+	19.84	0.04	1.27	1.31	—	—	—	—	—	21.15	6.60	0.67	0.67	0.67	0.39	72,612	46
12-31-19	17.78	0.11	5.44	5.55	0.14	3.35	—	3.49	—	19.84	32.82	0.67	0.67	0.67	0.54	59,938	78
12-31-18	20.81	0.12	(0.13)	(0.01)	0.14	2.88	—	3.02	—	17.78	(1.53)	0.67	0.67	0.67	0.68	46,242	85
12-31-17	17.34	0.13	4.87	5.00	0.13	1.40	—	1.53	—	20.81	29.80	0.67	0.67	0.67	0.65	33,736	65
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.95	0.67	0.67	0.67	0.77	6,970	74
11-24-15(5) - 12-31-15	19.47	0.02	(0.28)	(0.26)	—	—	—	—	—	19.21	(1.34)	0.67	0.67	0.67	1.02	3	70
Class S
06-30-20+	19.21	0.02	1.23	1.25	—	—	—	—	—	20.46	6.51	0.97	0.92	0.92	0.13	1,682,951	46
12-31-19	17.31	0.06	5.27	5.33	0.08	3.35	—	3.43	—	19.21	32.41	0.92	0.92	0.92	0.30	1,839,829	78
12-31-18	20.32	0.08	(0.13)	(0.05)	0.08	2.88	—	2.96	—	17.31	(1.73)	0.92	0.92	0.92	0.39	1,677,848	85
12-31-17	16.97	0.07	4.76	4.83	0.08	1.40	—	1.48	—	20.32	29.42	0.92	0.92	0.92	0.39	2,040,159	65
12-31-16	18.85	0.08	0.59	0.67	0.06	2.49	—	2.55	—	16.97	3.69	0.92	0.92	0.92	0.43	2,014,562	74
12-31-15	19.72	0.06	1.16	1.22	0.07	2.02	—	2.09	—	18.85	6.11	0.92	0.89	0.89	0.30	2,077,008	70
Class S2
06-30-20+	19.03	(0.00)*	1.22	1.22	—	—	—	—	—	20.25	6.41	1.12	1.07	1.07	(0.01)	59,572	46
12-31-19	17.18	0.04	5.21	5.25	0.05	3.35	—	3.40	—	19.03	32.16	1.07	1.07	1.07	0.15	61,219	78
12-31-18	20.18	0.05	(0.12)	(0.07)	0.05	2.88	—	2.93	—	17.18	(1.86)	1.07	1.07	1.07	0.25	58,647	85
12-31-17	16.86	0.04	4.73	4.77	0.05	1.40	—	1.45	—	20.18	29.22	1.07	1.07	1.07	0.24	66,024	65
12-31-16	18.73	0.05	0.59	0.64	0.02	2.49	—	2.51	—	16.86	3.57	1.10	1.07	1.07	0.28	66,897	74
12-31-15	19.62	0.03	1.15	1.18	0.05	2.02	—	2.07	—	18.73	5.90	1.17	1.04	1.04	0.15	78,138	70
Voya Large Cap Value Portfolio
Class ADV
06-30-20+	11.96	0.09	(1.88)	(1.79)	—	—	—	—	—	10.17	(14.97)	1.42	1.24	1.24	1.71	41,736	86
12-31-19	10.48	0.17	2.34	2.51	0.18	0.85	—	1.03	—	11.96	24.45	1.35	1.24	1.24	1.40	53,098	95
12-31-18	13.06	0.18	(1.15)	(0.97)	0.17	1.44	—	1.61	—	10.48	(8.33)(a)	1.35	1.24	1.24	1.41(b)	49,230	97
12-31-17	11.79	0.18	1.33	1.51	0.24	—	—	0.24	—	13.06	12.84	1.35	1.24	1.24	1.44	61,244	79
12-31-16	10.94	0.21	1.21	1.42	0.22	0.35	—	0.57	—	11.79	13.20	1.40	1.24	1.24	1.79	64,578	118
12-31-15	12.32	0.16	(0.74)	(0.58)	0.16	0.64	—	0.80	—	10.94	(5.06)	1.50	1.24	1.24	1.50	67,001	83
Class I
06-30-20+	12.22	0.12	(1.91)	(1.79)	—	—	—	—	—	10.43	(14.65)	0.82	0.64	0.64	2.30	290,937	86
12-31-19	10.69	0.24	2.39	2.63	0.25	0.85	—	1.10	—	12.22	25.12	0.75	0.64	0.64	2.00	367,345	95
12-31-18	13.30	0.25	(1.17)	(0.92)	0.25	1.44	—	1.69	—	10.69	(7.81)(a)	0.75	0.64	0.64	2.01(b)	330,038	97
12-31-17	12.00	0.26	1.36	1.62	0.32	—	—	0.32	—	13.30	13.55	0.75	0.64	0.64	2.06	428,068	79
12-31-16	11.12	0.28	1.23	1.51	0.28	0.35	—	0.63	—	12.00	13.89	0.75	0.64	0.64	2.39	572,744	118
12-31-15	12.50	0.25	(0.76)	(0.51)	0.23	0.64	—	0.87	—	11.12	(4.46)	0.75	0.64	0.64	2.09	560,041	83
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-20+	12.21	0.12	(1.91)	(1.79)	—	—	—	—	—	10.42	(14.66)	0.76	0.64	0.64	2.30	170	86
12-31-19	10.68	0.25	2.38	2.63	0.25	0.85	—	1.10	—	12.21	25.14	0.75	0.64	0.64	2.16	306	95
12-31-18	13.28	0.25	(1.16)	(0.91)	0.25	1.44	—	1.69	—	10.68	(7.74)(a)	0.75	0.64	0.64	2.03(b)	1,182	97
12-31-17	11.99	0.26	1.35	1.61	0.32	—	—	0.32	—	13.28	13.47	0.75	0.64	0.64	2.06	836	79
12-31-16	11.12	0.23	1.27	1.50	0.28	0.35	—	0.63	—	11.99	13.80	0.75	0.64	0.64	2.01	550	118
11-24-15(5) - 12-31-15	11.59	0.03	(0.30)	(0.27)	0.20	—	—	0.20	—	11.12	(2.37)	0.75	0.64	0.64	2.71	3	83
Class S
06-30-20+	12.04	0.11	(1.89)	(1.78)	—	—	—	—	—	10.26	(14.78)	1.07	0.89	0.89	2.06	530,456	86
12-31-19	10.55	0.20	2.36	2.56	0.22	0.85	—	1.07	—	12.04	24.78	1.00	0.89	0.89	1.75	665,553	95
12-31-18	13.14	0.22	(1.15)	(0.93)	0.22	1.44	—	1.66	—	10.55	(8.00)(a)	1.00	0.89	0.89	1.76(b)	630,221	97
12-31-17	11.86	0.23	1.34	1.57	0.29	—	—	0.29	—	13.14	13.23	1.00	0.89	0.89	1.80	800,421	79
12-31-16	11.00	0.24	1.22	1.46	0.25	0.35	—	0.60	—	11.86	13.58	1.00	0.89	0.89	2.14	934,779	118
12-31-15	12.37	0.21	(0.74)	(0.53)	0.20	0.64	—	0.84	—	11.00	(4.66)	1.00	0.89	0.89	1.84	999,196	83
Class S2
06-30-20+	12.06	0.10	(1.89)	(1.79)	—	—	—	—	—	10.27	(14.84)	1.22	1.04	1.04	1.92	123	86
12-31-19	10.56	0.19	2.36	2.55	0.20	0.85	—	1.05	—	12.06	24.63	1.15	1.04	1.04	1.60	145	95
12-31-18	13.15	0.20	(1.15)	(0.95)	0.20	1.44	—	1.64	—	10.56	(8.12)(a)	1.15	1.04	1.04	1.60(b)	151	97
12-31-17	11.86	0.20	1.35	1.55	0.26	—	—	0.26	—	13.15	13.10	1.15	1.04	1.04	1.64	229	79
12-31-16	11.00	0.22	1.22	1.44	0.23	0.35	—	0.58	—	11.86	13.40	1.18	1.04	1.04	2.00	537	118
12-31-15	12.36	0.20	(0.75)	(0.55)	0.17	0.64	—	0.81	—	11.00	(4.82)	1.25	1.04	1.04	1.68	596	83
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-20+	9.91	0.07	0.10	0.17	0.08	—	—	0.08	—	10.00	1.73	0.89	0.89	0.89	1.47	14,990	142
12-31-19	9.68	0.19	0.16	0.35	0.12	—	—	0.12	—	9.91	3.66	0.89	0.89	0.89	1.85	15,579	330
12-31-18	9.72	0.17	(0.10)	0.07	0.11	—	—	0.11	—	9.68	0.71	0.89	0.89	0.89	1.67	16,812	281
12-31-17	9.76	0.10	0.00*	0.10	0.13	—	0.01	0.14	—	9.72	0.94	0.89	0.89	0.89	1.03	19,695	305
12-31-16	9.83	0.09	0.00*	0.09	0.16	—	—	0.16	—	9.76	0.91	0.93	0.88	0.88	0.87	22,864	174
12-31-15	9.87	0.06	(0.05)	0.01	0.05	—	—	0.05	—	9.83	0.15	1.03	0.88	0.88	0.59	28,178	325
Class I
06-30-20+	10.11	0.10	0.10	0.20	0.11	—	—	0.11	—	10.20	2.01	0.29	0.29	0.29	2.07	256,366	142
12-31-19	9.87	0.24	0.19	0.43	0.19	—	—	0.19	—	10.11	4.33	0.29	0.29	0.29	2.44	197,182	330
12-31-18	9.91	0.22	(0.09)	0.13	0.17	—	—	0.17	—	9.87	1.33	0.29	0.29	0.29	2.30	195,851	281
12-31-17	9.96	0.16	(0.01)	0.15	0.19	—	0.01	0.20	—	9.91	1.45	0.29	0.29	0.29	1.63	188,672	305
12-31-16	10.09	0.15	0.00*	0.15	0.28	—	—	0.28	—	9.96	1.53	0.28	0.28	0.28	1.46	170,578	174
12-31-15	10.13	0.12	(0.04)	0.08	0.12	—	—	0.12	—	10.09	0.82	0.28	0.28	0.28	1.20	162,082	325
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-20+	10.19	0.09	0.10	0.19	0.10	—	—	0.10	—	10.28	1.88	0.54	0.54	0.54	1.83	76,674	142
12-31-19	9.95	0.22	0.18	0.40	0.16	—	—	0.16	—	10.19	4.06	0.54	0.54	0.54	2.20	75,066	330
12-31-18	9.99	0.20	(0.09)	0.11	0.15	—	—	0.15	—	9.95	1.07	0.54	0.54	0.54	2.02	74,885	281
12-31-17	10.04	0.14	(0.02)	0.12	0.16	—	0.01	0.17	—	9.99	1.20	0.54	0.54	0.54	1.38	83,412	305
12-31-16	10.15	0.13	0.00*	0.13	0.24	—	—	0.24	—	10.04	1.28	0.53	0.53	0.53	1.21	99,063	174
12-31-15	10.19	0.10	(0.04)	0.06	0.10	—	—	0.10	—	10.15	0.55	0.53	0.53	0.53	0.94	99,356	325
Voya U.S. Stock Index Portfolio
Class ADV
06-30-20+	16.38	0.09	(0.66)	(0.57)	—	—	—	—	—	15.81	(3.48)	0.80	0.80	0.80	1.21	91,360	4
12-31-19	13.44	0.19	3.82	4.01	0.17	0.90	—	1.07	—	16.38	30.43	0.80	0.80	0.80	1.22	102,813	9
12-31-18	15.19	0.17	(0.86)	(0.69)	0.18	0.88	—	1.06	—	13.44	(5.10)	0.80	0.80	0.80	1.14	92,071	12
12-31-17	13.38	0.18	2.53	2.71	0.18	0.72	—	0.90	—	15.19	20.82	0.80	0.80	0.80	1.23	116,091	6
12-31-16	12.97	0.19	1.21	1.40	0.20	0.79	—	0.99	—	13.38	11.11	0.87	0.80	0.80	1.37	116,242	5
12-31-15	14.32	0.18	(0.07)	0.11	0.18	1.28	—	1.46	—	12.97	0.54	1.01	0.79	0.79	1.33	119,692	12
Class I
06-30-20+	16.99	0.14	(0.68)	(0.54)	—	—	—	—	—	16.45	(3.18)	0.27	0.27	0.27	1.73	4,114,659	4
12-31-19	13.90	0.26	3.99	4.25	0.26	0.90	—	1.16	—	16.99	31.12	0.27	0.27	0.27	1.75	4,065,091	9
12-31-18	15.69	0.26	(0.90)	(0.64)	0.27	0.88	—	1.15	—	13.90	(4.62)	0.27	0.27	0.27	1.67	2,966,664	12
12-31-17	13.79	0.26	2.63	2.89	0.27	0.72	—	0.99	—	15.69	21.46	0.27	0.27	0.27	1.75	3,469,721	6
12-31-16	13.34	0.26	1.25	1.51	0.27	0.79	—	1.06	—	13.79	11.65	0.27	0.27	0.27	1.90	4,195,761	5
12-31-15	14.68	0.26	(0.06)	0.20	0.26	1.28	—	1.54	—	13.34	1.11	0.26	0.26	0.26	1.86	4,149,051	12
Class P2
06-30-20+	17.05	0.15	(0.68)	(0.53)	—	—	—	—	—	16.52	(3.11)	0.27	0.15	0.15	1.85	2,438,118	4
12-31-19	13.93	0.30	3.98	4.28	0.26	0.90	—	1.16	—	17.05	31.27	0.27	0.15	0.15	1.86	2,395,089	9
12-31-18	15.71	0.26	(0.89)	(0.63)	0.27	0.88	—	1.15	—	13.93	(4.55)	0.27	0.15	0.15	1.80	1,442,733	12
05-03-17(5) - 12-31-17	14.79	0.19	1.72	1.91	0.27	0.72	—	0.99	—	15.71	13.39	0.27	0.15	0.15	1.92	1,225,483	6
Class S
06-30-20+	16.82	0.12	(0.67)	(0.55)	—	—	—	—	—	16.27	(3.27)	0.52	0.51	0.51	1.49	249,440	4
12-31-19	13.80	0.23	3.94	4.17	0.25	0.90	—	1.15	—	16.82	30.77	0.52	0.51	0.51	1.46	283,768	9
12-31-18	15.57	0.22	(0.88)	(0.66)	0.23	0.88	—	1.11	—	13.80	(4.84)	0.52	0.51	0.51	1.42	47,740	12
12-31-17	13.69	0.21	2.62	2.83	0.23	0.72	—	0.95	—	15.57	21.22	0.52	0.51	0.51	1.52	78,577	6
12-31-16	13.26	0.22	1.25	1.47	0.25	0.79	—	1.04	—	13.69	11.35	0.52	0.51	0.51	1.66	61,754	5
12-31-15	14.59	0.23	(0.07)	0.16	0.21	1.28	—	1.49	—	13.26	0.89	0.51	0.50	0.50	1.62	50,470	12
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S2
06-30-20+	16.62	0.10	(0.66)	(0.56)	—	—	—	—	—	16.06	(3.37)	0.67	0.67	0.67	1.33	132,822	4
12-31-19	13.62	0.21	3.88	4.09	0.19	0.90	—	1.09	—	16.62	30.60	0.67	0.67	0.67	1.35	149,297	9
12-31-18	15.39	0.20	(0.88)	(0.68)	0.21	0.88	—	1.09	—	13.62	(5.03)	0.67	0.67	0.67	1.27	150,127	12
12-31-17	13.54	0.21	2.56	2.77	0.20	0.72	—	0.92	—	15.39	21.03	0.67	0.67	0.67	1.35	189,330	6
12-31-16	13.12	0.21	1.22	1.43	0.22	0.79	—	1.01	—	13.54	11.19	0.70	0.67	0.67	1.50	175,340	5
12-31-15	14.46	0.20	(0.06)	0.14	0.20	1.28	—	1.48	—	13.12	0.75	0.76	0.66	0.66	1.46	182,682	12
VY® Clarion Real Estate Portfolio
Class ADV
06-30-20+	36.39	0.21	(6.47)	(6.26)	—	—	—	—	—	30.13	(17.20)	1.62	1.28	1.28	1.36	48,744	53
12-31-19	29.16	0.51	7.53	8.04	0.63	0.18	—	0.81	—	36.39	27.71	1.46	1.31	1.31	1.49	63,873	69
12-31-18	36.01	0.49	(3.01)	(2.52)	0.83	3.50	—	4.33	—	29.16	(7.97)	1.47	1.31	1.31	1.50	56,062	103
12-31-17	35.00	0.53	1.14	1.67	0.66	—	—	0.66	—	36.01	4.82	1.45	1.31	1.31	1.50	75,575	82
12-31-16	34.11	0.47	0.88	1.35	0.46	—	—	0.46	—	35.00	3.86	1.49	1.31	1.31	1.33	90,084	43
12-31-15	33.65	0.36	0.49	0.85	0.39	—	—	0.39	—	34.11	2.58	1.59	1.31	1.31	1.08	90,056	41
Class I
06-30-20+	38.38	0.31	(6.82)	(6.51)	—	—	—	—	—	31.87	(16.96)	1.02	0.68	0.68	1.87	14,644	53
12-31-19	30.72	0.68	8.01	8.69	0.85	0.18	—	1.03	—	38.38	28.47	0.86	0.71	0.71	1.88	24,412	69
12-31-18	37.76	0.71	(3.15)	(2.44)	1.10	3.50	—	4.60	—	30.72	(7.42)	0.87	0.71	0.71	2.05	38,978	103
12-31-17	36.68	0.79	1.19	1.98	0.90	—	—	0.90	—	37.76	5.47	0.85	0.71	0.71	2.14	100,423	82
12-31-16	35.71	0.72	0.92	1.64	0.67	—	—	0.67	—	36.68	4.47	0.84	0.71	0.71	1.96	105,754	43
12-31-15	35.17	0.58	0.52	1.10	0.56	—	—	0.56	—	35.71	3.20	0.84	0.71	0.71	1.65	128,447	41
Class S
06-30-20+	38.32	0.28	(6.81)	(6.53)	—	—	—	—	—	31.79	(17.04)	1.27	0.93	0.93	1.71	173,316	53
12-31-19	30.67	0.66	7.93	8.59	0.76	0.18	—	0.94	—	38.32	28.15	1.11	0.96	0.96	1.82	230,346	69
12-31-18	37.67	0.63	(3.16)	(2.53)	0.97	3.50	—	4.47	—	30.67	(7.65)	1.12	0.96	0.96	1.85	212,673	103
12-31-17	36.58	0.68	1.19	1.87	0.78	—	—	0.78	—	37.67	5.18	1.10	0.96	0.96	1.83	290,716	82
12-31-16	35.60	0.61	0.94	1.55	0.57	—	—	0.57	—	36.58	4.24	1.09	0.96	0.96	1.66	375,761	43
12-31-15	35.06	0.48	0.53	1.01	0.47	—	—	0.47	—	35.60	2.95	1.09	0.96	0.96	1.38	430,712	41
Class S2
06-30-20+	38.07	0.26	(6.78)	(6.52)	—	—	—	—	—	31.55	(17.13)	1.42	1.08	1.08	1.57	11,973	53
12-31-19	30.47	0.60	7.88	8.48	0.70	0.18	—	0.88	—	38.07	27.97	1.26	1.11	1.11	1.67	15,394	69
12-31-18	37.44	0.58	(3.14)	(2.56)	0.91	3.50	—	4.41	—	30.47	(7.78)	1.27	1.11	1.11	1.71	13,745	103
12-31-17	36.35	0.62	1.18	1.80	0.71	—	—	0.71	—	37.44	5.02	1.25	1.11	1.11	1.68	17,937	82
12-31-16	35.39	0.55	0.93	1.48	0.52	—	—	0.52	—	36.35	4.07	1.27	1.11	1.11	1.52	22,911	43
12-31-15	34.85	0.44	0.51	0.95	0.41	—	—	0.41	—	35.39	2.79	1.34	1.11	1.11	1.26	26,084	41
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-20+	14.90	(0.00)*	(2.10)	(2.10)	—	—	—	—	—	12.80	(14.09)	1.48	1.48	1.46	(0.01)	106,819	37
12-31-19	15.79	0.00*	3.92	3.92	0.03	4.55	0.23	4.81	—	14.90	25.96	1.45	1.45	1.44	0.05	130,058	50
12-31-18	20.12	(0.02)	(1.67)	(1.69)	0.02	2.62	—	2.64	—	15.79	(10.82)	1.45	1.45	1.45	(0.07)	114,664	43
12-31-17	18.54	0.01	2.71	2.72	0.04	1.10	—	1.14	—	20.12	15.17	1.45	1.45	1.45	0.03	131,488	36
12-31-16	16.82	0.03	3.33	3.36	0.04	1.60	—	1.64	—	18.54	21.17	1.50	1.45	1.45	0.17	120,442	40
12-31-15	19.83	0.01	(0.58)	(0.57)	—	2.44	—	2.44	—	16.82	(4.02)	1.60	1.45	1.45	0.12	105,259	38
Class I
06-30-20+	16.21	0.04	(2.28)	(2.24)	—	—	—	—	—	13.97	(13.82)	0.88	0.88	0.86	0.58	179,231	37
12-31-19	16.89	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.21	26.75	0.85	0.85	0.84	0.66	240,957	50
12-31-18	21.35	0.11	(1.81)	(1.70)	0.14	2.62	—	2.76	—	16.89	(10.34)	0.85	0.85	0.85	0.53	165,568	43
12-31-17	19.59	0.13	2.88	3.01	0.15	1.10	—	1.25	—	21.35	15.86	0.85	0.85	0.85	0.62	188,213	36
12-31-16	17.68	0.14	3.52	3.66	0.15	1.60	—	1.75	—	19.59	21.92	0.85	0.85	0.85	0.77	178,586	40
12-31-15	20.70	0.14	(0.62)	(0.48)	0.10	2.44	—	2.54	—	17.68	(3.45)	0.85	0.85	0.85	0.72	159,243	38
Class R6
06-30-20+	16.20	0.04	(2.28)	(2.24)	—	—	—	—	—	13.96	(13.83)	0.88	0.88	0.86	0.60	38,419	37
12-31-19	16.88	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.20	26.78	0.85	0.85	0.84	0.66	38,161	50
12-31-18	21.34	0.09	(1.79)	(1.70)	0.14	2.62	—	2.76	—	16.88	(10.34)	0.85	0.85	0.85	0.55	23,951	43
12-31-17	19.58	0.15	2.86	3.01	0.15	1.10	—	1.25	—	21.34	15.87	0.85	0.85	0.85	0.73	17,009	36
05-03-16(5) - 12-31-16	17.80	0.15	3.38	3.53	0.15	1.60	—	1.75	—	19.58	21.04	0.85	0.85	0.85	1.22	30	40
Class S
06-30-20+	15.95	0.02	(2.24)	(2.22)	—	—	—	—	—	13.73	(13.92)	1.13	1.13	1.11	0.34	105,692	37
12-31-19	16.65	0.07	4.14	4.21	0.13	4.55	0.23	4.91	—	15.95	26.39	1.10	1.10	1.09	0.37	129,784	50
12-31-18	21.07	0.06	(1.78)	(1.72)	0.08	2.62	—	2.70	—	16.65	(10.52)	1.10	1.10	1.10	0.28	327,752	43
12-31-17	19.35	0.07	2.85	2.92	0.10	1.10	—	1.20	—	21.07	15.56	1.10	1.10	1.10	0.37	385,636	36
12-31-16	17.48	0.10	3.46	3.56	0.09	1.60	—	1.69	—	19.35	21.59	1.10	1.10	1.10	0.52	436,518	40
12-31-15	20.49	0.09	(0.62)	(0.53)	0.04	2.44	—	2.48	—	17.48	(3.68)	1.10	1.10	1.10	0.47	404,369	38
Class S2
06-30-20+	15.74	0.01	(2.21)	(2.20)	—	—	—	—	—	13.54	(13.98)	1.28	1.28	1.26	0.19	7,302	37
12-31-19	16.46	0.04	4.09	4.13	0.07	4.55	0.23	4.85	—	15.74	26.20	1.25	1.25	1.24	0.22	9,014	50
12-31-18	20.85	0.03	(1.76)	(1.73)	0.04	2.62	—	2.66	—	16.46	(10.64)	1.25	1.25	1.25	0.13	27,453	43
12-31-17	19.15	0.04	2.82	2.86	0.06	1.10	—	1.16	—	20.85	15.42	1.25	1.25	1.25	0.22	35,440	36
12-31-16	17.31	0.06	3.44	3.50	0.06	1.60	—	1.66	—	19.15	21.39	1.28	1.25	1.25	0.37	39,721	40
12-31-15	20.32	0.06	(0.62)	(0.56)	0.01	2.44	—	2.45	—	17.31	(3.87)	1.35	1.25	1.25	0.33	40,756	38

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Large Cap Value Portfolio would have been (8.34)%, (7.82)%, (7.75)%, (8.01)% and (8.13)% for Classes ADV, I, R6, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Large Cap Value Portfolio’s Net Investment Income Ratios would have been 1.40%, 2.00%, 2.02%, 1.75% and 1.59% for Classes ADV, I, R6, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), each a diversified series of the Trust. However, in seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether at any time U.S. Stock Index will be considered diversified or non-diversified will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2020, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $332,531 which represents the gross payments to be received on open forward foreign currency contracts and OTC purchased options were they to be unwound as of June 30, 2020. At June 30, 2020, the Portfolio received $90,000 in cash collateral for open OTC derivatives.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2020, Balanced Income had a liability position of  $216,846 on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2020, the Portfolio could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by the Portfolio as of June 30, 2020.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2020, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of  $45,791,278 and $43,214,424, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date.
Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, Balanced Income, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2020, the following Portfolios had average notional values on futures contracts

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2020.
	Purchased	Sold
Balanced Income	$138,768,894	$22,990,818
Limited Maturity Bond	93,068,404	23,277,409
U.S. Stock Index	132,885,590	—
JPMorgan Small Cap Core Equity	6,115,023	—
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2020.
K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2020, Balanced Income had purchased and written options on exchange-traded funds with a notional value of  $5,430,821 and $1,735,140, respectively, in an attempt to generate income from option premiums. Please refer to the tables within the Portfolio of Investments for open purchased options on exchange-traded funds at June 30, 2020. There were no open written options on exchange-traded funds at June 30, 2020.
During the period ended June 30, 2020, Balanced Income had purchased and written foreign currency options with a notional value of  $14,336,987 and $3,479,548, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2020. There were no open written foreign currency options at June 30, 2020.
During the period ended June 30, 2020, Balanced Income had written credit default options with a notional value of
$7,265,000 to generate income. There were no open written credit default options at June 30, 2020.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2020, Balanced Income had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (corporate or sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit market. In addition, Balanced Income bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.
For the period ended June 30, 2020, Balanced Income had an average notional amount of  $11,759,003 and $2,026,210 on credit default swaps to buy and sell protection, respectively. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2020.
At June 30, 2020, Balanced Income had pledged $1,550,000 in cash collateral for open centrally cleared credit default swaps.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2020, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $57,382,000.
Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Balanced Income for open centrally cleared interest rate swaps at June 30, 2020.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
During the period ended June 30, 2020, Balanced Income had an average notional amount of  $69,000 on foreign currency volatility swaps (receiver). There were no open volatility swap contracts at June 30, 2020.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Balanced Income	$110,391,751	$104,369,625
High Yield	229,155,630	257,710,240
Large Cap Growth	2,502,973,021	2,969,470,349
Large Cap Value	781,889,122	840,489,501
Limited Maturity Bond	92,907,075	61,019,226
U.S. Stock Index	470,864,342	233,054,445
Clarion Real Estate	143,071,137	169,252,040
JPMorgan Small Cap Core Equity	162,797,633	186,285,624
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced Income	$64,329,460	$79,131,017
Limited Maturity Bond	421,817,775	394,138,960

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
Balanced Income, Large Cap Growth, Large Cap Value and Clarion Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced Income Large Cap Growth	0.55% on all assets 0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million
With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

(1)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser is contractually obligated to waive 0.015%, 0.010%, and 0.067% of the management fee for High Yield, Large Cap Value, and Clarion Real Estate. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board. Prior to January 1, 2020, the Investment Adviser had contractually agreed to waive 0.044% of the management fee for Clarion Real Estate. Any fees waived or reimbursed were not eligible for recoupment. Modification of this obligation was approved by the Board.
The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	5.21%
	JPMorgan Small Cap Core Equity	10.62
Security Life of Denver Insurance Company	Limited Maturity Bond	9.14
	JPMorgan Small Cap Core Equity	6.74
Voya Index Solution 2025 Portfolio	U.S. Stock Index	5.65
Voya Index Solution 2035 Portfolio	U.S. Stock Index	6.93
Voya Index Solution 2045 Portfolio	U.S. Stock Index	5.72
Voya Institutional Trust Company	Balanced Income	19.82
	High Yield	14.95
	Large Cap Growth	19.73
	Large Cap Value	5.06
	Clarion Real Estate	23.56
	JPMorgan Small Cap Core Equity	37.48
Voya Retirement Growth Portfolio	U.S. Stock Index	16.64
Subsidiary/Affliated Investment Company	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	High Yield	32.21
	Large Cap Growth	26.11
	Large Cap Value	31.12
	U.S. Stock Index	9.54
	Clarion Real Estate	35.48
	JPMorgan Small Cap Core Equity	40.83
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	11.70
Voya Retirement Moderate Portfolio	U.S. Stock Index	5.33
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January 1, 2020, Balanced Income, Large Cap Growth, Large Cap Value and Clarion Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Balanced Income	$43,422
Large Cap Growth	1,276,154
Large Cap Value	270,197
Clarion Real Estate	200,846
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Balanced Income	1.20%	0.60%	N/A	N/A	0.85%	1.00%
Large Cap Growth(1)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	0.15%	N/A	N/A	N/A
Clarion Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2021	2022	2023	Total
Balanced Income	$476,970	$318,029	$27,621	$822,620
U.S. Stock Index	1,448,115	1,884,759	2,616,153	5,949,027
Clarion Real Estate	504,782	403,777	543,905	1,452,464
The Expense Limitation Agreements are contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2020 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced Income	8	$1,828,000	1.29%
High Yield	1	503,000	1.25
Large Cap Growth	3	18,578,000	1.25
Large Cap Value	10	1,970,400	1.21
U.S. Stock Index	1	93,213,000	2.59
Clarion Real Estate	2	2,612,000	2.58

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2020	133,671	—	—	(821,858)	(688,187)	1,371,165	—	—	(8,011,384)	(6,640,219)
12/31/2019	483,953	—	765,462	(839,081)	410,334	5,164,269	—	7,922,532	(8,959,080)	4,127,721
Class I
6/30/2020	34,452	—	—	(113,237)	(78,785)	359,260	—	—	(1,085,031)	(725,771)
12/31/2019	23,412	—	82,479	(70,383)	35,508	262,125	—	894,071	(784,282)	371,914
Class S
6/30/2020	918,433	—	—	(2,550,220)	(1,631,787)	9,816,769	—	—	(26,038,779)	(16,222,010)
12/31/2019	461,969	—	2,828,525	(4,051,474)	(760,980)	5,118,548	—	30,519,786	(45,382,273)	(9,743,939)
Class S2
6/30/2020	3,699	—	—	(34,565)	(30,866)	39,377	—	—	(374,360)	(334,983)
12/31/2019	112,288	—	46,512	(93,027)	65,773	1,226,171	—	501,395	(1,021,334)	706,232
High Yield
Class ADV
6/30/2020	400,691	—	212,525	(992,295)	(379,079)	3,666,166	—	1,967,939	(9,110,627)	(3,476,522)
12/31/2019	634,371	—	429,020	(1,145,593)	(82,202)	6,187,500	—	4,184,086	(11,117,739)	(746,153)
Class I
6/30/2020	1,476,302	—	536,222	(2,427,039)	(414,515)	14,363,853	—	4,968,703	(21,804,185)	(2,471,629)
12/31/2019	4,042,390	9,811,076	581,119	(1,596,538)	12,838,047	39,614,104	96,181,491	5,691,493	(15,569,611)	125,917,477
Class S
6/30/2020	591,368	—	778,933	(4,301,966)	(2,931,665)	5,493,975	—	7,216,662	(39,855,361)	(27,144,724)
12/31/2019	1,874,367	188,038	1,800,210	(9,495,599)	(5,632,984)	18,111,582	1,841,793	17,552,628	(92,507,126)	(55,001,123)
Class S2
6/30/2020	10,612	—	7,743	(26,657)	(8,302)	98,686	—	71,749	(250,445)	(80,010)
12/31/2019	71,454	—	20,355	(253,238)	(161,429)	694,898	—	198,505	(2,478,674)	(1,585,271)
Large Cap Growth
Class ADV
6/30/2020	793,365	—	—	(8,877,786)	(8,084,421)	14,000,076	—	—	(156,733,298)	(142,733,222)
12/31/2019	1,035,445	—	19,360,091	(18,219,100)	2,176,436	18,555,068	—	322,539,115	(322,447,976)	18,646,207
Class I
6/30/2020	8,053,203	—	—	(11,342,046)	(3,288,843)	145,973,510	—	—	(215,779,653)	(69,806,143)
12/31/2019	4,994,678	—	16,795,929	(12,234,448)	9,556,159	97,655,872	—	308,037,331	(235,572,055)	170,121,148
Class R6
6/30/2020	852,968	—	—	(440,900)	412,068	15,636,732	—	—	(8,568,800)	7,067,932
12/31/2019	486,351	—	470,515	(535,128)	421,738	9,358,324	—	8,633,943	(10,360,682)	7,631,585
Class S
6/30/2020	537,445	—	—	(14,024,471)	(13,487,026)	10,088,274	—	—	(256,251,058)	(246,162,784)
12/31/2019	1,219,268	—	17,119,586	(19,498,439)	(1,159,585)	23,058,635	—	304,557,434	(367,320,864)	(39,704,795)
Class S2
6/30/2020	128,947	—	—	(403,472)	(274,525)	2,310,993	—	—	(7,478,092)	(5,167,099)
12/31/2019	143,587	—	587,448	(929,352)	(198,317)	2,658,264	—	10,362,576	(17,303,441)	(4,282,601)
Large Cap Value
Class ADV
6/30/2020	153,771	—	—	(490,115)	(336,344)	1,476,463	—	—	(4,988,851)	(3,512,388)
12/31/2019	112,168	—	391,693	(759,527)	(255,666)	1,285,654	—	4,505,178	(8,725,259)	(2,934,427)
Class I
6/30/2020	474,320	—	—	(2,624,040)	(2,149,720)	4,870,634	—	—	(27,408,491)	(22,537,857)
12/31/2019	577,141	—	2,685,229	(4,077,981)	(815,611)	6,825,780	—	31,729,269	(48,240,843)	(9,685,794)
Class R6
6/30/2020	2,990	—	—	(11,751)	(8,761)	29,929	—	—	(138,021)	(108,092)
12/31/2019	14,817	—	2,126	(102,570)	(85,627)	176,027	—	25,122	(1,219,884)	(1,018,735)
Class S
6/30/2020	899,155	—	—	(4,462,178)	(3,563,023)	8,457,228	—	—	(46,804,414)	(38,347,186)
12/31/2019	406,811	—	5,109,077	(9,995,327)	(4,479,439)	4,776,267	—	59,337,191	(116,360,700)	(52,247,242)
Class S2
6/30/2020	15	—	—	(25)	(10)	159	—	—	(261)	(102)
12/31/2019	278	—	1,168	(3,730)	(2,284)	3,105	—	13,567	(43,649)	(26,977)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Limited Maturity Bond
Class ADV
6/30/2020	81,127	—	12,267	(166,235)	(72,841)	806,797	—	121,847	(1,636,098)	(707,454)
12/31/2019	42,085	—	20,414	(228,289)	(165,790)	412,070	—	201,180	(2,241,012)	(1,627,762)
Class I
6/30/2020	10,241,028	—	262,203	(4,874,454)	5,628,777	104,001,872	—	2,656,605	(49,136,542)	57,521,935
12/31/2019	7,089,807	—	338,544	(7,771,113)	(342,762)	71,343,640	—	3,405,088	(77,660,342)	(2,911,614)
Class S
6/30/2020	669,927	—	71,308	(650,226)	91,009	6,870,621	—	728,280	(6,599,976)	998,925
12/31/2019	1,202,703	—	118,672	(1,482,759)	(161,384)	12,186,719	—	1,202,654	(15,011,516)	(1,622,143)
U.S. Stock Index
Class ADV
6/30/2020	374,776	—	—	(874,906)	(500,130)	5,685,181	—	—	(13,004,493)	(7,319,312)
12/31/2019	555,076	—	438,702	(1,568,533)	(574,755)	8,469,406	—	6,766,870	(23,904,340)	(8,668,064)
Class I
6/30/2020	44,418,874	—	—	(33,515,804)	10,903,070	700,577,882	—	—	(528,893,298)	171,684,584
12/31/2019	60,694,599	—	17,421,336	(52,302,066)	25,813,869	983,475,304	—	280,363,883	(822,981,841)	440,857,346
Class P2
6/30/2020	24,708,329	—	—	(17,555,327)	7,153,002	386,234,880	—	—	(273,731,325)	112,503,555
12/31/2019	47,769,380	—	9,196,809	(20,074,473)	36,891,716	754,993,771	—	148,647,312	(318,047,628)	585,593,455
Class S
6/30/2020	405,807	—	—	(1,938,864)	(1,533,057)	6,005,023	—	—	(29,678,275)	(23,673,252)
12/31/2019	14,345,061	—	396,914	(1,334,663)	13,407,312	238,856,166	—	6,466,557	(21,719,201)	223,603,522
Class S2
6/30/2020	564,810	—	—	(1,276,161)	(711,351)	8,535,713	—	—	(19,315,853)	(10,780,140)
12/31/2019	654,067	—	645,397	(3,340,876)	(2,041,412)	10,121,100	—	10,110,281	(51,646,786)	(31,415,405)
Clarion Real Estate
Class ADV
6/30/2020	88,222	—	—	(225,752)	(137,530)	2,636,878	—	—	(7,212,903)	(4,576,025)
12/31/2019	122,043	—	41,563	(330,899)	(167,293)	4,297,969	—	1,436,002	(11,385,004)	(5,651,033)
Class I
6/30/2020	225,386	—	—	(402,024)	(176,638)	7,206,714	—	—	(13,777,817)	(6,571,103)
12/31/2019	152,211	—	17,244	(802,224)	(632,769)	5,565,892	—	626,652	(29,242,868)	(23,050,324)
Class S
6/30/2020	96,592	—	—	(654,904)	(558,312)	2,999,820	—	—	(21,966,958)	(18,967,138)
12/31/2019	186,835	—	164,792	(1,274,973)	(923,346)	6,777,048	—	5,986,907	(46,338,103)	(33,574,148)
Class S2
6/30/2020	20,250	—	—	(45,167)	(24,917)	663,845	—	—	(1,472,184)	(808,339)
12/31/2019	49,904	—	9,953	(106,580)	(46,723)	1,851,374	—	359,516	(3,836,242)	(1,625,352)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2020	410,479	—	—	(794,987)	(384,508)	4,691,861	—	—	(10,029,463)	(5,337,602)
12/31/2019	401,726	—	2,259,407	(1,195,069)	1,466,064	6,885,294	—	34,683,375	(20,300,223)	21,268,446
Class I
6/30/2020	1,239,416	—	—	(3,273,818)	(2,034,402)	15,176,541	—	—	(41,782,404)	(26,605,863)
12/31/2019	3,148,820	—	3,686,325	(1,772,364)	5,062,781	61,273,417	—	61,361,495	(32,081,291)	90,553,621
Class R6
6/30/2020	663,886	—	—	(267,459)	396,427	8,434,115	—	—	(3,587,512)	4,846,603
12/31/2019	659,970	—	548,604	(271,262)	937,312	12,104,470	—	9,098,340	(4,926,046)	16,276,764
Class S
6/30/2020	337,592	—	—	(775,146)	(437,554)	4,315,723	—	—	(10,637,534)	(6,321,811)
12/31/2019	658,703	—	5,496,427	(17,703,790)	(11,548,660)	12,062,734	—	90,163,666	(287,137,394)	(184,910,994)
Class S2
6/30/2020	41,935	—	—	(75,179)	(33,244)	556,855	—	—	(1,033,327)	(476,472)
12/31/2019	66,390	—	471,344	(1,633,302)	(1,095,568)	1,210,000	—	7,636,142	(26,108,989)	(17,262,847)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:
Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$67,869	$(67,869)	$—
Barclays Capital Inc.	211,641	(211,641)	—
Citigroup Global Markets Inc.	25,402	(25,402)	—
Citigroup Global Markets Limited	348,803	(348,803)	—
Cowen Excecution Services LLC	46,160	(46,160)	—
Goldman Sachs & Co. LLC	212,590	(212,590)	—
J.P. Morgan Securities LLC	198,679	(198,679)	—
Jefferies LLC	171,383	(171,383)	—
Merrill Lynch International	113,700	(113,700)	—
National Financial Services LLC	232,194	(232,194)	—
RBC Dominion Securities Inc.	104,864	(104,864)	—
Scotia Capital (USA) Inc.	6,226	(6,226)	—
State Street Bank and Trust Company	211,508	(211,508)	—
UBS AG	89,760	(89,760)	—
Total	$2,040,779	$(2,040,779)	$—

(1)
Cash collateral with a fair value of  $2,121,472 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$7,475,511	$(7,475,511)	$—
Barclays Capital Inc.	1,529,862	(1,529,862)	—
BMO Capital Markets Corp	852,398	(852,398)	—
BNP Paribas	3,340,736	(3,340,736)	—
BNP Paribas Prime Brokerage Intl Ltd	1,979,192	(1,979,192)	—
BofA Securities Inc.	2,153,237	(2,153,237)	—
Citadel Clearing LLC	1,514,558	(1,514,558)	—
Citigroup Global Markets Inc.	2,470,469	(2,470,469)	—
Credit Suisse Securities (USA) LLC	79,874	(79,874)	—
Deutsche Bank Securities Inc.	2,035,620	(2,035,620)	—
Goldman Sachs & Co. LLC	672,557	(672,557)	—
Jefferies LLC	1,524,443	(1,524,443)	—
J.P. Morgan Securities LLC	8,337,025	(8,337,025)	—
Mizuho Securities USA LLC.	418,291	(418,291)	—
Morgan Stanley & Co. LLC	2,955,143	(2,955,143)	—
Nomura Securities International, Inc.	652,043	(652,043)	—
RBC Capital Markets, LLC	1,883,853	(1,883,853)	—
RBC Dominion Securities Inc.	5,513,656	(5,513,656)	—
Scotia Capital (USA) Inc.	3,830,006	(3,830,006)	—
State Street Bank and Trust Company	717,582	(717,582)	—
SunTrust Robinson Humphrey, Inc.	511,856	(511,856)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

High Yield (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS AG	512,222	(512,222)	—
UBS Securities LLC.	4,696,061	(4,696,061)	—
Wells Fargo Bank NA	74,984	(74,984)	—
Wells Fargo Securities LLC	4,438,893	(4,438,893)	—
Total	$60,170,072	$(60,170,072)	$—

(1)
Cash collateral with a fair value of  $61,686,819 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$197,058	$(197,058)	$—
Total	$197,058	$(197,058)	$—

(1)
Cash collateral with a fair value of  $207,142 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,336,161	$(2,336,161)	$—
BNP Paribas Prime Brokerage Intl Ltd	3,050,350	(3,050,350)	—
BofA Securities Inc.	58	(58)	—
Citadel Clearing LLC	210,043	(210,043)	—
Goldman Sachs & Co. LLC	3,751,377	(3,751,377)	—
HSBC Bank PLC	3,981,973	(3,981,973)	—
J.P. Morgan Securities LLC	12,387,759	(12,387,759)	—
National Bank of Canada Financial Inc.	5,666,550	(5,666,550)	—
Nomura Securities International, Inc.	17,202	(17,202)	—
UBS Securities LLC.	651,243	(651,243)	—
Wells Fargo Securities LLC	1,463,583	(1,463,583)	—
Total	$33,516,299	$(33,516,299)	$—

(1)
Cash collateral with a fair value of  $34,313,377 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$357,371	$(357,371)	$—
National Bank Financial Inc.	287,998	(287,998)	—
Total	$645,369	$(645,369)	$—

(1)
Cash collateral with a fair value of  $655,915 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$57,228	$(57,228)	$—
BNP Paribas Prime Brokerage Intl Ltd	2,090,497	(2,090,497)	—
BofA Securities Inc.	2,914,331	(2,914,331)	—
Citadel Clearing LLC	8,029,253	(8,029,253)	—
Citigroup Global Markets Inc.	18,961,733	(18,961,733)	—
Deutsche Bank Securities Inc.	109,905	(109,905)	—
Goldman Sachs & Co. LLC	3,735,469	(3,735,469)	—
J.P. Morgan Securities LLC	17,723,826	(17,723,826)	—
Mizuho Securities USA LLC	271,192	(271,192)	—
Morgan Stanley & Co. LLC	13,265,201	(13,265,201)	—
MUFG Securities Americas Inc.	78,201	(78,201)	—
National Bank of Canada Financial Inc.	2,205,489	(2,205,489)	—
National Financial Services LLC	6,040,722	(6,040,722)	—
Natixis Securities America LLC	2,106,257	(2,106,257)	—
Nomura Securities International, Inc.	293,314	(293,314)	—
RBC Capital Markets, LLC	295,133	(295,133)	—
Scotia Capital (USA) Inc.	134,112	(134,112)	—
State Street Bank and Trust Company	7,668,236	(7,668,236)	—
UBS AG	1,051,192	(1,051,192)	—
Wells Fargo Bank NA	435,491	(435,491)	—
Wells Fargo Securities LLC	1,736,113	(1,736,113)	—
Total	$89,202,895	$(89,202,895)	$—

(1)
Cash collateral with a fair value of  $91,348,797 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$455,300	$(455,300)	$—
BMO Capital Markets Corp	144,624	(144,624)	—
BNP Paribas Prime Brokerage Intl Ltd	936,652	(936,652)	—
BNP Paribas Securities Corp.	274,637	(274,637)	—
BofA Securities Inc.	1,669,349	(1,669,349)	—
Citigroup Global Markets Inc.	784,117	(784,117)	—
Goldman Sachs & Co. LLC	1,047,925	(1,047,925)	—
Mizuho Securities USA LLC	198	(198)	—
Morgan Stanley & Co. LLC	174,391	(174,391)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank of Canada Financial Inc.	1,684,520	(1,684,520)	—
National Financial Services LLC	1,351,502	(1,351,502)	—
Natixis Securities America LLC	37,381	(37,381)	—
Nomura Securities International, Inc.	1,308	(1,308)	—
RBC Capital Markets, LLC	162,288	(162,288)	—
Scotia Capital (USA) Inc.	2,063	(2,063)	—
SG Americas Securities, LLC	21,798	(21,798)	—
UBS Securities LLC	93,984	(93,984)	—
Wells Fargo Securities LLC	80,397	(80,397)	—
Total	$8,922,434	$(8,922,434)	$—

(1)
Cash collateral with a fair value of  $9,179,295 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, paydowns and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019			Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Balanced Income	$17,507,119	$22,330,665	$—	$21,388,006	$—
High Yield	27,626,712	—	—	29,906,645	—
Large Cap Growth	92,570,069	861,560,330	—	100,614,276	738,363,692
Large Cap Value	20,135,479	75,474,848	—	36,185,341	113,218,192
Limited Maturity Bond	4,822,692	—	—	4,602,405	—
U.S. Stock Index	102,304,549	350,050,354	—	90,048,735	284,391,334
Clarion Real Estate	6,789,635	1,619,442	—	9,797,840	35,848,143
JPMorgan Small Cap Core Equity	17,498,317	175,897,372	9,547,328	16,561,211	78,730,540
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced Income	$21,831,849	$14,167,103	$18,069,843	—	—	—
High Yield	173,288	—	16,758,916	$(1,630,216)	Short-term	None
				(36,518,131)	Long-term	None
				$(38,148,347)
Large Cap Growth	31,894,555	669,794,412	1,183,390,589	—	—	—
Large Cap Value	3,944,962	85,409,561	117,012,757	—	—	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Limited Maturity Bond	3,427,298	—	1,447,797	$(826,824)	Short-term	None
				(2,362,268)	Long-term	None
				$(3,189,092)
U.S. Stock Index	26,966,468	271,466,903	2,616,351,356	—	—	—
Clarion Real Estate	14,812,854	18,855,671	31,412,215	—	—	—
JPMorgan Small Cap Core Equity	—	—	81,696,538	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — REORGANIZATION
On August 23, 2019, High Yield (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of VY® Pioneer High Yield Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 30, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2019, are as follows:
Net investment income	$32,344,944
Net realized and unrealized loss on investments	$49,001,240
Net decrease in net assets resulting from operations	$81,346,184
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 16 — REORGANIZATION (continued)

Portfolio’s statement of operations since August 23, 2019. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$98,023	$492,447	$3,146	$911	1.1651
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $590,470,175.

NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2020, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$0.3559	$0.2842	$0.4341	July 14, 2020	July 10, 2020
Class I	$0.4215	$0.2842	$0.4341	July 14, 2020	July 10, 2020
Class S	$0.3912	$0.2842	$0.4341	July 14, 2020	July 10, 2020
Class S2	$0.3885	$0.2842	$0.4341	July 14, 2020	July 10, 2020
High Yield
Class ADV	$0.0385	$—	$—	August 3, 2020	Daily
Class I	$0.0433	$—	$—	August 3, 2020	Daily
Class S	$0.0413	$—	$—	August 3, 2020	Daily
Class S2	$0.0401	$—	$—	August 3, 2020	Daily
Large Cap Growth
Class ADV	$—	$0.0600	$2.3726	July 14, 2020	July 10, 2020
Class I	$0.1056	$0.0600	$2.3726	July 14, 2020	July 10, 2020
Class R6	$0.1056	$0.0600	$2.3726	July 14, 2020	July 10, 2020
Class S	$0.0520	$0.0600	$2.3726	July 14, 2020	July 10, 2020
Class S2	$0.0234	$0.0600	$2.3726	July 14, 2020	July 10, 2020
Large Cap Value
Class ADV	$0.0410	$0.0063	$1.0247	July 14, 2020	July 10, 2020
Class I	$0.0410	$0.0063	$1.0247	July 14, 2020	July 10, 2020
Class R6	$0.0410	$0.0063	$1.0247	July 14, 2020	July 10, 2020
Class S	$0.0410	$0.0063	$1.0247	July 14, 2020	July 10, 2020
Class S2	$0.0410	$0.0063	$1.0247	July 14, 2020	July 10, 2020
Limited Maturity Bond
Class ADV	$0.0138	$—	$—	August 3, 2020	Daily
Class I	$0.0192	$—	$—	August 3, 2020	Daily
Class S	$0.0172	$—	$—	August 3, 2020	Daily
U.S. Stock Index
Class ADV	$0.0447	$0.0184	$0.6376	July 14, 2020	July 10, 2020
Class I	$0.0447	$0.0184	$0.6376	July 14, 2020	July 10, 2020
Class P2	$0.0447	$0.0184	$0.6376	July 14, 2020	July 10, 2020
Class S	$0.0447	$0.0184	$0.6376	July 14, 2020	July 10, 2020
Class S2	$0.0447	$0.0184	$0.6376	July 14, 2020	July 10, 2020
Clarion Real Estate
Class ADV	$0.6642	$1.1072	$2.4005	July 14, 2020	July 10, 2020
Class I	$0.8979	$1.1072	$2.4005	July 14, 2020	July 10, 2020
Class S	$0.7892	$1.1072	$2.4005	July 14, 2020	July 10, 2020
Class S2	$0.7376	$1.1072	$2.4005	July 14, 2020	July 10, 2020
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)
Common Stock	42.8%
Collateralized Mortgage Obligations	15.6%
Commercial Mortgage-Backed Securities	10.9%
Asset-Backed Securities	9.6%
Corporate Bonds/Notes	8.6%
Mutual Funds	7.3%
Sovereign Bonds	1.6%
U.S. Treasury Obligations	1.0%
Preferred Stock	0.4%
Exchange-Traded Funds	0.2%
Purchased Options	0.1%
Rights*	0.0%
Assets in Excess of Other Liabilities**	1.9%
Net Assets	100.0%
* Amount is less than 0.05%
** Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 42.8%
	Communication Services: 2.7%
59,568	AT&T, Inc.	$1,800,741	0.5
4,241 (1)	Auto Trader Group PLC	27,612	0.0
32,982	Verizon Communications, Inc.	1,818,298	0.6
423,564	Other Securities	5,425,272	1.6
		9,071,923	2.7
	Consumer Discretionary: 2.2%
119,615 (2)(3)	Other Securities	7,444,737	2.2

	Consumer Staples: 3.9%
12,413	PepsiCo, Inc.	1,641,743	0.5
18,732	Philip Morris International, Inc.	1,312,364	0.4
17,874	Procter & Gamble Co.	2,137,194	0.6
194,601 (3)	Other Securities	8,044,800	2.4
		13,136,101	3.9
	Energy: 0.9%
13,866	Chevron Corp.	1,237,263	0.4
118,551 (2)	Other Securities	1,683,602	0.5
		2,920,865	0.9
	Financials: 3.8%
20,508	JPMorgan Chase & Co.	1,928,982	0.6
3,595	S&P Global, Inc.	1,184,481	0.3
455,656 (2)(3)	Other Securities	9,714,369	2.9
		12,827,832	3.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 7.0%
16,257	AbbVie, Inc.	$1,596,112	0.5
6,093	Amgen, Inc.	1,437,095	0.4
23,829	Bristol-Myers Squibb Co.	1,401,145	0.4
8,408	Eli Lilly & Co.	1,380,426	0.4
16,066	Gilead Sciences, Inc.	1,236,118	0.4
17,616	Johnson & Johnson	2,477,338	0.7
14,887	Medtronic PLC	1,365,138	0.4
22,006	Merck & Co., Inc.	1,701,724	0.5
50,004	Pfizer, Inc.	1,635,131	0.5
122,794 (3)	Other Securities	9,630,313	2.8
		23,860,540	7.0
	Industrials: 4.1%
8,417	Honeywell International, Inc.	1,217,014	0.4
253,765 (2)(3)	Other Securities	12,680,499	3.7
		13,897,513	4.1
	Information Technology: 13.2%
6,644	Accenture PLC	1,426,600	0.4
36,374	Cisco Systems, Inc.	1,696,483	0.5
32,944	Intel Corp.	1,971,039	0.6
37,491	Microsoft Corp.	7,629,793	2.3
23,710	Oracle Corp.	1,310,452	0.4
600	Oracle Corp. Japan	71,168	0.0
14,196	Qualcomm, Inc.	1,294,817	0.4
10,641	Texas Instruments, Inc.	1,351,088	0.4
527,896 (2)	Other Securities	27,798,961	8.2
		44,550,401	13.2
	Materials: 2.1%
149,577 (2)	Other Securities	7,001,145	2.1

	Real Estate: 0.7%
100,481 (3)	Other Securities	2,502,896	0.7

	Utilities: 2.2%
261,345 (3)	Other Securities	7,316,155	2.2
	Total Common Stock (Cost $131,949,829)	144,530,108	42.8
EXCHANGE-TRADED FUNDS: 0.2%
5,423	Other Securities	643,912	0.2
	Total Exchange-Traded Funds (Cost $573,510)	643,912	0.2
MUTUAL FUNDS: 7.3%
	Affiliated Investment Companies: 7.3%
2,476,273	Voya Floating Rate Fund - Class P	21,122,611	6.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
495,437	Voya High Yield Bond Fund - Class P	$3,700,914	1.1
	Total Mutual Funds (Cost $27,573,355)	24,823,525	7.3
PREFERRED STOCK: 0.4%
	Consumer Staples: 0.0%
252	Other Securities	23,510	0.0

	Financials: 0.4%
50 (3)	Other Securities	1,175,000	0.4
	Total Preferred Stock (Cost $4,119,813)	1,198,510	0.4
RIGHTS: 0.0%
1,916 (3)	Other Securities	933	0.0
	Total Rights (Cost $1,061)	933	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.6%
	Basic Materials: 0.8%
100,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	100,865	0.0
200,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	206,214	0.1
50,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	48,375	0.0
100,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	105,169	0.1
250,000 (1)	Evraz PLC, 5.250%, 04/02/ 2024	271,806	0.1
200,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	215,379	0.1
75,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	78,375	0.0
225,000 (1)	MMK International Capital DAC, 4.375%, 06/13/2024	239,976	0.1
100,000 (1)	Novelis Corp., 5.875%, 09/30/2026	100,117	0.0
75,000 (1)	PolyOne Corp., 5.750%, 05/15/2025	77,297	0.0
100,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	102,606	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
80,000 (1)	Tronox, Inc., 6.500%, 04/15/2026	$74,992	0.0
75,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	76,352	0.0
780,000	Other Securities	808,481	0.3
		2,506,004	0.8
	Communications: 0.8%
100,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	103,605	0.1
100,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	90,371	0.0
100,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	92,546	0.0
50,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	36,496	0.0
50,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	26,926	0.0
100,000 (1)(4)	Entercom Media Corp., 7.250%, 11/01/2024	87,364	0.0
25,000 (1)(5)	Frontier Communications Corp., 8.000%, 04/01/2027	25,417	0.0
100,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	102,765	0.1
100,000 (1)	GTT Communications, Inc., 7.875%, 12/31/2024	52,813	0.0
100,000 (1)	Match Group, Inc., 4.125%, 08/01/2030	98,078	0.0
100,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	93,313	0.0
90,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	91,705	0.0
100,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	100,253	0.0
45,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	41,110	0.0
100,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	102,729	0.1
100,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	94,314	0.0
100,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	96,125	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
100,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	$95,875	0.0
100,000 (1)	ViaSat, Inc., 5.625%, 09/15/ 2025	96,010	0.1
45,000 (1)	ViaSat, Inc., 6.500%, 07/15/ 2028	45,122	0.0
1,125,000 (2)	Other Securities	1,170,075	0.4
		2,743,012	0.8
	Consumer, Cyclical: 1.2%
100,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	99,670	0.0
100,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	104,290	0.1
30,000 (1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	29,194	0.0
30,000 (1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	29,325	0.0
100,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	98,614	0.0
75,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	78,516	0.0
100,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	87,151	0.0
75,000 (1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	74,602	0.0
100,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	99,976	0.0
100,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	92,296	0.0
100,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	72,000	0.0
100,000 (1)	IAA, Inc., 5.500%, 06/15/2027	103,610	0.1
100,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	100,356	0.1
15,000 (1)	IRB Holding Corp., 7.000%, 06/15/2025	15,459	0.0
100,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	95,865	0.0
100,000 (1)	Mattel, Inc., 5.875%, 12/15/ 2027	104,060	0.1
100,000 (1)(4)	Michaels Stores, Inc., 8.000%, 07/15/2027	87,081	0.0
100,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	95,011	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
100,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	$93,644	0.0
50,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	50,280	0.0
50,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	49,402	0.0
60,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	61,275	0.0
50,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	46,339	0.0
50,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	44,460	0.0
50,000 (1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	44,844	0.0
100,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	91,250	0.0
100,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	84,313	0.0
100,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	101,331	0.1
100,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	59,768	0.1
50,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	52,969	0.0
100,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	103,291	0.1
100,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	96,563	0.0
1,581,000 (2)	Other Securities	1,519,632	0.5
		3,966,437	1.2
	Consumer, Non-cyclical: 1.2%
100,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	100,625	0.0
200,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	196,259	0.1
100,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	103,346	0.1
50,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	52,662	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
50,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	$52,775	0.1
100,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	97,668	0.0
50,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	47,493	0.0
50,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	51,153	0.0
100,000 (1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/ 2025	97,364	0.0
100,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	103,982	0.1
100,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	100,769	0.0
75,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	74,634	0.0
225,000 (1)	DP World Crescent Ltd., 3.750%, 01/30/2030	219,690	0.1
100,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	101,561	0.0
75,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	76,065	0.0
100,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	103,769	0.1
100,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	102,668	0.0
75,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	76,922	0.0
100,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	105,857	0.1
100,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	106,735	0.1
100,000 (1)	LifePoint Health, Inc., 4.375%, 02/15/2027	94,750	0.0
50,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	46,687	0.0
100,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	102,955	0.0
100,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	100,252	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
50,000 (1)(4)(6)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500)%, 12/01/ 2022	$44,156	0.0
100,000 (1)	Post Holdings, Inc., 5.000%, 08/15/2026	100,568	0.0
100,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	101,318	0.0
100,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	97,062	0.0
1,290,000	Other Securities	1,425,552	0.4
		4,085,297	1.2
	Energy: 1.5%
100,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	91,780	0.0
100,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	104,187	0.1
75,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	75,938	0.0
5,000 (1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	5,134	0.0
100,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	99,177	0.0
75,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	69,987	0.0
35,000 (1)	Nabors Industries Ltd., 7.250%, 01/15/2026	21,612	0.0
425,000 (1)	Petroleos Mexicanos, 5.950%, 01/28/2031	351,243	0.1
100,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	86,791	0.0
100,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	98,261	0.0
4,136,000	Other Securities	4,195,711	1.3
		5,199,821	1.5
	Financial: 0.7%
75,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	78,516	0.0
100,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	96,897	0.0
70,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	69,518	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
75,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	$73,674	0.0
530,000 (7)	JPMorgan Chase & Co., 4.600%, 12/31/2199	473,210	0.2
200,000 (1)(7)	Kookmin Bank, 4.350%, 12/31/2199	206,045	0.1
100,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	99,063	0.0
100,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	104,291	0.1
100,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	101,400	0.0
75,000 (1)	SBA Communications Corp., 3.875%, 02/15/2027	74,790	0.0
1,070,000	Other Securities	1,094,535	0.3
		2,471,939	0.7
	Industrial: 0.9%
100,000 (1)	Amsted Industries, Inc., 5.625%, 07/01/2027	103,481	0.0
100,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	103,065	0.0
100,000 (1)	BMC East LLC, 5.500%, 10/01/2024	101,114	0.0
35,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	32,982	0.0
90,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	92,402	0.1
100,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	99,375	0.0
100,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/ 2028	101,812	0.0
75,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	77,016	0.0
100,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	104,009	0.1
60,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	65,389	0.0
100,000 (1)	Granite US Holdings Corp., 11.000%, 10/01/2027	97,543	0.0
200,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	210,513	0.1
200,000 (1)(4)	Klabin Austria GmbH, 5.750%, 04/03/2029	211,338	0.1
100,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	97,561	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
100,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	$102,356	0.0
100,000 (1)	PGT Innovations, Inc., 6.750%, 08/01/2026	101,356	0.0
75,000 (1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	72,984	0.0
100,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	101,319	0.0
100,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	107,865	0.1
70,000 (1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	69,563	0.0
100,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	107,250	0.1
100,000 (1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	101,541	0.0
100,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	104,856	0.1
100,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	99,115	0.0
621,000	Other Securities	671,967	0.2
		3,137,772	0.9
	Technology: 0.4%
100,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	101,102	0.0
100,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	92,734	0.0
100,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	98,982	0.0
100,000 (1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	103,694	0.1
75,000 (1)	Microchip Technology, Inc., 4.250%, 09/01/2025	75,690	0.0
100,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	92,106	0.0
100,000 (1)	Open Text Corp., 3.875%, 02/15/2028	96,453	0.0
100,000 (1)	Open Text Corp., 5.875%, 06/01/2026	103,992	0.1
100,000 (1)	RP Crown Parent LLC, 7.375%, 10/15/2024	100,114	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
70,000 (1)	Science Applications International Corp., 4.875%, 04/01/2028	$69,901	0.0
100,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	101,562	0.1
245,000	Other Securities	257,969	0.1
		1,294,299	0.4
	Utilities: 1.1%
100,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	102,088	0.0
200,000 (1)	Colbun SA, 3.150%, 03/06/ 2030	202,600	0.1
100,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	102,844	0.1
2,963,000	Other Securities	3,141,402	0.9
		3,548,934	1.1
	Total Corporate Bonds/Notes (Cost $29,201,047)	28,953,515	8.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.6%
825,228 (1)(7)	Agate Bay Mortgage Trust 2015-1 B4, 3.796%, 01/25/ 2045	783,295	0.2
500,000 (1)(7)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	524,955	0.2
470,481 (1)(7)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	474,458	0.1
1,182,480 (1)(7)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,222,594	0.4
486,703 (1)(7)	CIM Trust 2019-J1 B2, 4.019%, 08/25/2049	477,042	0.1
575,034 (1)(7)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	598,749	0.2
600,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000)%, 01/25/2040	575,604	0.2
6,143,770 (8)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,224,724	0.4
1,258,128 (8)	Fannie Mae REMICS 2005-66 LS, 6.446%, (-1.000*US0001M + 6.630)%, 07/25/2035	283,260	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,053,441 (8)	Fannie Mae REMICS 2012-144 SC, 5.916%, (-1.000*US0001M + 6.100)%, 01/25/2043	$1,199,464	0.4
2,421,810 (8)	Fannie Mae REMICS 2012-151 WS, 6.016%, (-1.000*US0001M + 6.200)%, 03/25/2042	445,134	0.1
5,905,041 (8)	Fannie Mae REMICS 2012-35 LS, 6.416%, (-1.000*US0001M + 6.600)%, 04/25/2041	927,770	0.3
4,597,703 (8)	Fannie Mae REMICS 2013-20 SK, 6.016%, (-1.000*US0001M + 6.200)%, 05/25/2041	602,012	0.2
1,548,367 (8)	Fannie Mae REMICS 2015-65 KI, 6.816%, (-1.000*US0001M + 7.000)%, 08/25/2035	338,090	0.1
1,216,432 (8)	Fannie Mae REMICS 2018-86 DS, 5.916%, (-1.000*US0001M + 6.100)%, 12/25/2048	171,836	0.1
7,017,910 (8)	Freddie Mac REMICS 4517 KI, 1.005%, (-0.357*US0001M + 1.071)%, 04/15/2043	151,171	0.0
7,974,337 (8)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	819,023	0.2
3,590,194 (8)	Freddie Mac REMICS 4619 KS, 4.077%, (-1.000*US0001M + 4.250)%, 06/15/2039	490,876	0.1
1,461,140 (8)	Ginnie Mae Series 2013-148 DS, 5.485%, (-1.000*US0001M + 5.680)%, 10/16/2043	324,881	0.1
11,271,807 (8)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	975,993	0.3
1,105,539 (8)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	113,663	0.0
9,208,807 (8)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700)%, 03/20/2042	169,428	0.0
1,096,654 (1)(7)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,077,485	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(7)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	$995,865	0.3
791,216	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450)%, 01/25/2029	814,985	0.2
729,595	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350)%, 05/25/2029	761,129	0.2
635,860	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650)%, 09/25/2029	641,695	0.2
340,627	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650)%, 02/25/2030	340,654	0.1
393,733	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800)%, 02/25/2030	390,458	0.1
1,034,160	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150)%, 10/25/2030	1,025,504	0.3
1,024,863	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550)%, 12/25/2030	1,018,218	0.3
916,432	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350)%, 01/25/2031	904,428	0.3
835,134	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000)%, 03/25/2031	808,526	0.2
286,025	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250)%, 07/25/2030	281,693	0.1
824,903 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300)%, 08/25/2031	819,451	0.3
980,486 (1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100)%, 06/25/2039	960,335	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
657,057 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400)%, 04/25/2031	$655,208	0.2
2,327,526 (8)	Fannie Mae REMICS 2008-36 YI, 7.016%, (-1.000*US0001M + 7.200)%, 07/25/2036	423,046	0.1
1,041,168 (8)	Fannie Mae REMICS 2010-59 NS, 5.586%, (-1.000*US0001M + 5.770)%, 06/25/2040	207,352	0.1
5,157,981 (8)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	350,336	0.1
6,248,064 (8)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/ 2028	434,448	0.1
500,000 (1)(7)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	521,044	0.1
916,722 (1)(7)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/ 2047	919,290	0.3
1,673,411 (1)(7)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,748,359	0.5
1,200,000 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.085%, (US0001M + 1.900)%, 01/25/2050	1,151,424	0.3
551,455	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900)%, 12/25/2027	563,378	0.2
329,837	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800)%, 03/25/2025	335,835	0.1
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450)%, 10/25/2029	614,173	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,152,702 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.835%, (US0001M + 2.650)%, 01/25/2049	$1,146,008	0.3
837,933 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.235%, (US0001M + 2.050)%, 04/25/2049	826,947	0.3
910,857 (8)	Freddie Mac REMICS 3318 KS, 6.225%, (-1.000*US0001M + 6.410)%, 05/15/2037	134,911	0.0
1,271,396 (8)	Freddie Mac REMICS 3879 SL, 6.415%, (-1.000*US0001M + 6.600)%, 01/15/2041	192,136	0.1
5,068,891 (8)	Freddie Mac REMICS 4120 JS, 6.015%, (-1.000*US0001M + 6.200)%, 10/15/2032	957,722	0.3
3,641,890 (8)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	189,231	0.0
4,543,983 (8)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	250,981	0.1
478,249 (1)(7)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	492,849	0.1
476,021 (1)(7)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	488,095	0.1
1,151,763 (1)(7)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,189,533	0.4
542,363 (1)(7)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	556,426	0.2
872,470 (1)(7)	JP Morgan Mortgage Trust 2017-5 B2, 3.138%, 10/26/ 2048	820,798	0.2
1,143,092 (1)(7)	JP Morgan Mortgage Trust 2018-3 B2, 3.754%, 09/25/ 2048	1,147,645	0.3
741,614 (1)(7)	JP Morgan Mortgage Trust 2018-4 B2, 3.763%, 10/25/ 2048	738,946	0.2
961,512 (1)(7)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	990,146	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
524,102 (1)(7)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/ 2049	$542,427	0.2
515,825 (1)(7)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/ 2049	531,650	0.2
142,125 (1)(7)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	147,943	0.0
982,428 (1)(7)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.109%, 10/25/2049	1,024,973	0.3
912,291 (1)(7)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	938,026	0.3
590,350 (1)(7)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.805%, 12/25/2049	588,069	0.2
481,928 (1)(7)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.475%, 10/25/2048	516,605	0.2
911,503 (1)(7)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	925,490	0.3
718,143 (1)(7)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	735,254	0.2
1,167,066 (1)(7)	Sequoia Mortgage Trust 2019-2 B2, 4.232%, 06/25/ 2049	1,166,467	0.3
1,167,066 (1)(7)	Sequoia Mortgage Trust 2019-2 B3, 4.232%, 06/25/ 2049	1,137,981	0.3
192,922 (1)(7)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/ 2049	198,465	0.1
512,219 (1)(7)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	531,350	0.2
528,468 (1)(7)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	545,568	0.2
249,051 (1)(7)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	250,031	0.0
581,047 (1)(7)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	593,183	0.2
573,618 (1)(7)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	568,300	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	Total Collateralized Mortgage Obligations (Cost $52,590,039)	$52,722,497	15.6
U.S. TREASURY OBLIGATIONS: 1.0%
	U.S. Treasury Bonds: 0.9%
2,628,000	2.000%,02/15/2050	3,008,957	0.9
129,000	0.625%-1.125%, 05/15/2030-05/15/2040	128,408	0.0
		3,137,365	0.9
	U.S. Treasury Notes: 0.1%
190,000	0.500%,06/30/2027	190,141	0.1
	Total U.S. Treasury Obligations (Cost $3,326,152)	3,327,506	1.0
ASSET-BACKED SECURITIES: 9.6%
	Automobile Asset-Backed Securities: 1.7%
1,200,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,214,134	0.3
550,000 (1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	563,246	0.2
550,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	566,144	0.2
1,000,000	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,027,122	0.3
150,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	151,684	0.0
350,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	349,690	0.1
600,000 (1)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	600,088	0.2
1,250,000	Other Securities	1,276,072	0.4
		5,748,180	1.7
	Home Equity Asset-Backed Securities: 0.1%
610,430 (1)(7)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	578,283	0.1

	Other Asset-Backed Securities: 7.6%
150,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	129,246	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
400,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	$355,032	0.1
300,000 (1)	Babson CLO Ltd. 2018-3A C, 3.035%, (US0003M + 1.900)%, 07/20/2029	287,185	0.1
750,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 3.769%, (US0003M + 2.550)%, 07/15/2029	721,741	0.2
750,000 (1)	Benefit Street Partners CLO X Ltd. 2016-10A BR, 3.619%, (US0003M + 2.400)%, 01/15/2029	723,259	0.2
700,000 (1)	Dryden 43 Senior Loan Fund 2016-43A CR, 3.535%, (US0003M + 2.400)%, 07/20/2029	692,499	0.2
439,217 (1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	493,292	0.2
750,000 (1)	LCM XV L.P. 15A CR, 3.535%, (US0003M + 2.400)%, 07/20/2030	716,296	0.2
750,000 (1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 3.098%, (US0003M + 2.000)%, 04/22/2029	725,860	0.2
1,000,000 (1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A C, 3.285%, (US0003M + 2.150)%, 10/18/2029	971,946	0.3
750,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450)%, 10/16/2032	732,580	0.2
800,000 (1)	Palmer Square Loan Funding 2019-2A B Ltd., 3.385%, (US0003M + 2.250)%, 04/20/2027	784,116	0.2
750,000 (1)	Palmer Square Loan Funding 2020-2A B Ltd., 3.359%, (US0003M + 2.250)%, 04/20/2028	737,452	0.2
500,000 (1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800)%, 01/15/2030	491,717	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Silver Creek CLO Ltd. 2014-1A CR, 3.435%, (US0003M + 2.300)%, 07/20/2030	$481,969	0.1
500,000 (1)	BlueMountain CLO XXV Ltd. 2019-25A C, 3.669%, (US0003M + 2.450)%, 07/15/2032	479,265	0.1
390,000 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	400,364	0.1
606,203 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	648,028	0.2
500,000 (1)	Dryden 75 CLO Ltd. 2019-75A CR, 3.619%, (US0003M + 2.400)%, 07/15/2030	491,190	0.2
750,000 (1)	LCM XXII Ltd. 22A BR, 3.135%, (US0003M + 2.000)%, 10/20/2028	706,657	0.2
1,200,000 (1)	LCM XXIV Ltd. 24A C, 3.385%, (US0003M + 2.250)%, 03/20/2030	1,140,933	0.4
500,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.069%, (US0003M + 2.850)%, 10/15/2032	489,759	0.1
650,000 (1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/ 2029	647,816	0.2
514,151 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	520,004	0.2
858,844 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	886,604	0.3
750,000 (1)	OCP Clo 2019-17A C1 Ltd., 3.685%, (US0003M + 2.550)%, 07/20/2032	718,474	0.2
250,000 (1)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.586%, (US0003M + 2.200)%, 11/18/2031	235,182	0.1
750,000 (1)	OHA Credit Funding 3 Ltd. 2019-3A C, 3.585%, (US0003M + 2.450)%, 07/20/2032	725,266	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,000,000 (1)	Palmer Square CLO 2015-1A BR2 Ltd., 2.624%, (US0003M + 2.250)%, 05/21/2029	$984,716	0.3
150,000 (1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	154,655	0.1
150,000 (1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	151,575	0.0
1,000,000 (1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,005,325	0.3
200,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	192,567	0.1
100,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	82,329	0.0
400,000 (1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	342,272	0.1
364,857 (1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	358,419	0.1
750,000 (1)	THL Credit Wind River 2016-1A CR CLO Ltd., 3.319%, (US0003M + 2.100)%, 07/15/2028	717,499	0.2
2,000,000 (1)(7)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,148,072	0.6
180,000 (1)(7)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	190,713	0.1
1,170,000 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,237,169	0.3
245,000 (1)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	258,931	0.1
780,000 (1)	Westcott Park CLO Ltd. 2016-1A CR, 3.385%, (US0003M + 2.250)%, 07/20/2028	768,592	0.2
		25,726,566	7.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.2%
600,000 (1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	$602,291	0.2
	Total Asset-Backed Securities (Cost $32,883,067)	32,655,320	9.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.9%
330,000 (1)(7)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	319,744	0.1
650,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	446,359	0.1
2,000,000 (1)(7)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,402,243	0.4
1,170,000 (1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	821,737	0.2
1,460,000 (1)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,201,720	0.4
1,000,000 (1)(7)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	679,380	0.2
12,405,821 (7)(8)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.393%, 03/15/2062	1,028,871	0.3
5,499,227 (7)(8)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	526,994	0.2
764,320 (1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650)%, 10/15/2036	725,416	0.2
580,000 (1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500)%, 12/15/2029	554,007	0.2
210,000 (1)(7)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	189,111	0.1
170,000 (1)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500)%, 06/15/2035	167,244	0.1
160,000 (1)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400)%, 02/16/2037	150,767	0.0
2,000,000 (1)(7)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,029,179	0.6
16,231,942 (7)(8)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.007%, 12/15/2072	1,035,223	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,350,000 (1)(7)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.387%, 09/10/2046	$2,146,197	0.6
130,000 (1)(7)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	109,559	0.0
650,000 (1)(7)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	469,957	0.2
2,000,000 (7)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,422,244	0.4
520,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.835%, (US0001M + 2.650)%, 05/15/2036	493,957	0.1
2,000,000 (7)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	1,188,649	0.4
190,000 (1)(7)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	187,690	0.1
350,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650)%, 07/10/2044	247,101	0.1
1,460,000 (7)(8)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	185,115	0.1
205,000 (1)(7)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	198,148	0.1
13,764,195 (7)(8)	GS Mortgage Securities Trust 2019-GC39 XA, 1.295%, 05/10/2052	998,378	0.3
410,000 (1)(7)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	342,345	0.1
200,000 (1)(7)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	136,082	0.0
370,000 (1)(7)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.184%, 12/27/2046	367,477	0.1
27,520,998 (7)(8)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.803%, 06/15/2051	929,175	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)	KNDL 2019-KNSQ E Mortgage Trust, 1.985%, (US0001M + 1.800)%, 05/15/2036	$1,930,559	0.6
560,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/ 2046	365,407	0.1
530,000 (1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	193,900	0.1
1,955,000 (1)(7)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,392,104	0.4
17,704,112 (7)(8)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	861,132	0.2
2,000,000 (1)	Morgan Stanley Capital I Trust 2019-PLND E, 2.335%, (US0001M + 2.150)%, 05/15/2036	1,724,081	0.5
200,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	186,168	0.1
2,000,000 (1)	UBS Commercial Mortgage Trust 2018-NYCH C, 1.685%, (US0001M + 1.500)%, 02/15/2032	1,838,603	0.5
140,000 (1)(7)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	78,091	0.0
240,000 (1)(7)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	118,892	0.0
2,240,000 (1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,447,707	0.4
2,000,000 (1)(7)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.845%, 11/15/2044	1,573,318	0.5
2,210,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,670,718	0.5
1,920,000 (7)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,819,601	0.5
1,000,000	Other Securities	816,653	0.2
	Total Commercial Mortgage-Backed Securities (Cost $42,513,355)	36,717,003	10.9

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 1.6%
200,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	$181,900	0.0
325,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	305,093	0.1
200,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	198,000	0.1
4,621,000	Other Securities	4,759,979	1.4
	Total Sovereign Bonds (Cost $5,551,469)	5,444,972	1.6
	Value	Percentage of Net Assets
PURCHASED OPTIONS(9): 0.1%
Total Purchased Options (Cost $144,145)	106,642	0.1
Total Long-Term Investments (Cost $330,426,842)	331,124,443	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.6%
121,472 (10)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $121,472, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $123,901, due 05/15/24-08/15/47)	121,472	0.0
1,000,000 (10)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	$1,000,000	0.3
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $2,121,472)	2,121,472	0.6
	Total Investments in Securities (Cost $332,548,314)	$333,245,915	98.7
	Assets in Excess of Other Liabilities	4,513,168	1.3
	Net Assets	$337,759,083	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Security, or a portion of the security, is on loan.

(5)
Defaulted security.

(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(7)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(8)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR    EU Euro
Reference Rate Abbreviations:
US0001M    1-month LIBOR
US0003M    3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,715,098	$1,356,825	$—	$9,071,923
Consumer Discretionary	6,516,367	928,370	—	7,444,737
Consumer Staples	10,687,003	2,449,098	—	13,136,101
Energy	2,609,331	311,534	—	2,920,865
Financials	10,353,701	2,474,131	—	12,827,832
Health Care	21,326,424	2,534,116	—	23,860,540
Industrials	11,266,891	2,630,622	—	13,897,513
Information Technology	43,382,654	1,167,747	—	44,550,401
Materials	5,647,839	1,353,306	—	7,001,145
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Real Estate	2,302,777	200,119	—	2,502,896
Utilities	6,324,673	991,482	—	7,316,155
Total Common Stock	128,132,758	16,397,350	—	144,530,108
Exchange-Traded Funds	643,912	—	—	643,912
Mutual Funds	24,823,525	—	—	24,823,525
Preferred Stock	—	1,198,510	—	1,198,510
Rights	933	—	—	933
Purchased Options	—	106,642	—	106,642
Corporate Bonds/Notes	—	28,953,515	—	28,953,515
Collateralized Mortgage Obligations	—	52,722,497	—	52,722,497
Asset-Backed Securities	—	32,655,320	—	32,655,320
Commercial Mortgage-Backed Securities	—	36,717,003	—	36,717,003
Sovereign Bonds	—	5,444,972	—	5,444,972
U.S. Treasury Obligations	—	3,327,506	—	3,327,506
Short-Term Investments	—	2,121,472	—	2,121,472
Total Investments, at fair value	$153,601,128	$179,644,787	$—	$333,245,915
Other Financial Instruments+
Centrally Cleared Swaps	—	4,940	—	4,940
Forward Foreign Currency Contracts	—	225,888	—	225,888
Futures	165,359	—	—	165,359
Total Assets	$153,766,487	$179,875,615	$—	$333,642,102
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(115,449)	$—	$(115,449)
Forward Foreign Currency Contracts	—	(216,846)	—	(216,846)
Futures	(96,884)	—	—	(96,884)
Total Liabilities	$(96,884)	$(332,295)	$—	$(429,179)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$33,156,275	$732,679	$(10,689,206)	$(2,077,137)	$21,122,611	$732,678	$(1,439,206)	$—
Voya High Yield Bond Fund - Class P	—	3,758,558	—	(57,644)	3,700,914	8,994	—	—
	$33,156,275	$4,491,237	$(10,689,206)	$(2,134,781)	$24,823,525	$741,672	$(1,439,206)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 574,071	SEK 5,410,369	BNP Paribas	07/17/20	$(6,667)
PLN 475	USD 113	BNP Paribas	08/07/20	7
RUB 1,436,167	USD 20,766	BNP Paribas	08/07/20	(683)
RUB 22,331,109	USD 324,881	BNP Paribas	08/07/20	(12,610)
RUB 22,201,794	USD 320,281	BNP Paribas	08/07/20	(9,818)
COP 1,235,769	USD 314	BNP Paribas	08/14/20	13
NOK 12,574,259	USD 1,296,969	Brown Brothers Harriman & Co.	07/17/20	9,491
USD 567,824	SEK 5,369,389	Brown Brothers Harriman & Co.	07/17/20	(8,515)
USD 362,741	NOK 3,460,001	Brown Brothers Harriman & Co.	07/17/20	3,249
USD 501,222	GBP 407,903	Brown Brothers Harriman & Co.	07/17/20	(4,261)
CAD 408,361	USD 300,237	Brown Brothers Harriman & Co.	07/17/20	573
CHF 842,046	USD 888,561	Brown Brothers Harriman & Co.	07/17/20	606
USD 568,494	SEK 5,282,354	Brown Brothers Harriman & Co.	07/17/20	1,497
EUR 669,531	USD 751,599	Brown Brothers Harriman & Co.	07/17/20	878
CHF 535,189	USD 566,940	Brown Brothers Harriman & Co.	07/17/20	(1,801)
CAD 597,077	USD 440,910	Brown Brothers Harriman & Co.	07/17/20	(1,087)
USD 444,365	NOK 4,273,044	Brown Brothers Harriman & Co.	07/17/20	(10,848)
JPY 52,746,964	USD 493,708	Brown Brothers Harriman & Co.	07/17/20	(5,100)
USD 553,043	SEK 5,181,398	Brown Brothers Harriman & Co.	07/17/20	(3,117)
USD 443,640	GBP 347,753	Brown Brothers Harriman & Co.	07/17/20	12,695
USD 805,697	NZD 1,269,013	Brown Brothers Harriman & Co.	07/17/20	(13,228)
CAD 1,527,537	USD 1,129,764	Brown Brothers Harriman & Co.	07/17/20	(4,540)
USD 403,880	CHF 388,126	Brown Brothers Harriman & Co.	07/17/20	(5,966)
SEK 3,755,192	USD 405,195	Brown Brothers Harriman & Co.	07/17/20	(2,120)
NOK 2,915,854	USD 314,681	Brown Brothers Harriman & Co.	07/17/20	(11,725)
SEK 3,689,146	USD 401,569	Brown Brothers Harriman & Co.	07/17/20	(5,583)
USD 965,466	GBP 766,630	Brown Brothers Harriman & Co.	07/17/20	15,437
USD 985,158	CHF 929,220	Brown Brothers Harriman & Co.	07/17/20	3,938
CAD 606,651	USD 447,004	Brown Brothers Harriman & Co.	07/17/20	2,040
USD 791,651	GBP 633,858	Brown Brothers Harriman & Co.	07/17/20	6,158
NZD 1,076,446	USD 691,221	Brown Brothers Harriman & Co.	07/17/20	3,435
AUD 671,304	USD 464,599	Brown Brothers Harriman & Co.	07/17/20	(1,289)
USD 602,946	CAD 825,009	Brown Brothers Harriman & Co.	07/17/20	(4,778)
USD 578,539	GBP 465,661	Brown Brothers Harriman & Co.	07/17/20	1,480
EUR 991,674	USD 1,114,370	Citibank N.A.	07/17/20	158
USD 1,587,477	JPY 170,542,838	Citibank N.A.	07/17/20	7,697
AUD 534,962	USD 366,359	Citibank N.A.	07/17/20	2,853
USD 399,519	CAD 541,812	Citibank N.A.	07/17/20	406
EUR 708,306	USD 802,557	Citibank N.A.	07/17/20	(6,502)
JPY 80,221,871	USD 749,157	Citibank N.A.	07/17/20	(6,043)
SEK 3,996,839	USD 428,451	Citibank N.A.	07/17/20	561
SEK 3,713,541	USD 404,374	Citibank N.A.	07/17/20	(5,770)
USD 385,316	CHF 370,427	Citibank N.A.	07/17/20	(5,841)
USD 561,133	SEK 5,235,591	Citibank N.A.	07/17/20	(844)
EUR 32,110	USD 36,425	Citibank N.A.	07/17/20	(337)
USD 2,678,053	GBP 2,155,370	Citibank N.A.	07/17/20	7,062
USD 1,897,867	GBP 1,513,641	Citibank N.A.	07/17/20	22,122
USD 630,049	SEK 5,902,181	Citibank N.A.	07/17/20	(3,479)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 539,744	USD 569,282	Citibank N.A.	07/17/20	667
USD 552,125	RUB 40,949,544	Citibank N.A.	08/07/20	(20,502)
IDR 87,562,411	USD 5,730	Citibank N.A.	08/07/20	258
USD 393,320	PEN 1,351,095	Citibank N.A.	08/14/20	12,136
BRL 3,379	USD 580	Citibank N.A.	08/14/20	40
USD 33,723	NOK 315,150	Deutsche Bank AG	07/17/20	979
USD 444,744	JPY 48,293,321	Morgan Stanley Capital Services LLC	07/17/20	(2,608)
CHF 1,696,711	USD 1,785,799	Morgan Stanley Capital Services LLC	07/17/20	5,861
USD 675,340	CHF 644,254	Morgan Stanley Capital Services LLC	07/17/20	(4,966)
CHF 2,830,311	USD 2,943,154	Morgan Stanley Capital Services LLC	07/17/20	45,544
EUR 724,766	USD 816,459	Morgan Stanley Capital Services LLC	07/17/20	(1,904)
CHF 1,182,461	USD 1,243,357	Morgan Stanley Capital Services LLC	07/17/20	5,276
USD 794,081	AUD 1,145,258	Morgan Stanley Capital Services LLC	07/17/20	3,665
USD 509,679	EUR 448,948	Morgan Stanley Capital Services LLC	07/17/20	5,112
GBP 353,423	USD 449,814	Morgan Stanley Capital Services LLC	07/17/20	(11,843)
USD 387,751	CHF 370,599	Morgan Stanley Capital Services LLC	07/17/20	(3,587)
AUD 2,314,034	USD 1,585,850	Morgan Stanley Capital Services LLC	07/17/20	11,214
EUR 448,439	USD 507,340	Morgan Stanley Capital Services LLC	07/17/20	(3,346)
USD 406,291	CHF 390,373	Morgan Stanley Capital Services LLC	07/17/20	(5,928)
USD 1,936,066	EUR 1,732,383	Morgan Stanley Capital Services LLC	07/17/20	(10,936)
USD 527,962	NZD 821,098	Morgan Stanley Capital Services LLC	07/17/20	(1,912)
USD 950,689	NOK 9,091,308	Morgan Stanley Capital Services LLC	07/17/20	6,107
USD 775,803	GBP 617,147	Morgan Stanley Capital Services LLC	07/17/20	11,018
USD 546,254	GBP 433,474	Morgan Stanley Capital Services LLC	07/17/20	9,082
JPY 86,056,403	USD 803,304	Standard Chartered Bank	07/17/20	(6,142)
SEK 3,870,570	USD 413,130	Standard Chartered Bank	07/17/20	2,329
AUD 2,138,836	USD 1,473,510	Standard Chartered Bank	07/17/20	2,638
CHF 545,658	USD 574,587	Standard Chartered Bank	07/17/20	1,606
PEN 85,411	USD 24,717	Standard Chartered Bank	08/14/20	(620)
				$9,042

At June 30, 2020, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	15	08/19/20	$477,375	$(22,306)
U.S. Treasury 2-Year Note	227	09/30/20	50,127,985	8,443
U.S. Treasury 5-Year Note	532	09/30/20	66,894,844	156,916
U.S. Treasury Ultra Long Bond	70	09/21/20	15,270,938	(33,629)
			$132,771,142	$109,424
Short Contracts:
U.S. Treasury 10-Year Note	(24)	09/21/20	(3,340,125)	(9,172)
U.S. Treasury Long Bond	(9)	09/21/20	(1,607,063)	(3,675)
U.S. Treasury Ultra 10-Year Note	(46)	09/21/20	(7,244,281)	(28,102)
			$(12,191,469)	$(40,949)
At June 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 1,140,000	$(25,349)	$4,940
					$(25,349)	$4,940
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Sell	1.000	06/20/24	USD 1,140,000	13,566	(15,124)
					13,566	$(15,124)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(5)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(6)
Payments received quarterly.

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	0.357%	Semi-Annual	06/29/25	USD 28,691,000	$(49,446)	$(49,446)
Receive	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/29/25	USD 28,691,000	(50,879)	(50,879)
							$(100,325)	$(100,325)
At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD 66,819	5,430,821	$67,534	$69,376
							$67,534	$69,376
At June 30, 2020, the following over-the-counter purchased foreign currency dual digital options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price(1)	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Citibank N.A.	08/17/20	0.6290 & 105.250	USD 225,000	$18,450	$1,575
					$18,450	$1,575

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD 5,160,000	$29,718	$20,415
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD 3,740,000	28,443	15,276
					$58,161	$35,691

(1)
The Portfolio will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6290 and the USD/JPY exchange rate is less than or equal to 105.250 at expiration.

Currency Abbreviations
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
COP	–	Colombian Peso
EUR	–	EU Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Nuevo Sol
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
USD	–	United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity Contracts	Investments in securities at value*	$69,376
Foreign exchange contracts	Investments in securities at value*	37,266
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	225,888
Interest rate contracts	Net Assets — Unrealized appreciation**	165,359
Credit contracts	Net Assets — Unrealized appreciation***	4,940
Total Asset Derivatives		$502,829
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$216,846
Equity Contracts	Net Assets — Unrealized depreciation**	22,306
Interest rate contracts	Net Assets — Unrealized depreciation**	74,578
Credit contracts	Net Assets — Unrealized depreciation***	15,124
Interest rate contracts	Net Assets — Unrealized depreciation***	100,325
Total Liability Derivatives		$429,179

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabilites.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$1,463,082	$18,362	$1,481,444
Equity contracts	—	—	19,069	—	—	19,069
Foreign exchange contracts	(337,764)	858,581	—	(74,566)	54,683	500,934
Interest rate contracts	178,431	—	1,653,785	2,858	(65,180)	1,769,894
Total	$(159,333)	$858,581	$1,672,854	$1,391,374	$7,865	$3,771,341
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(94,806)	$—	$(94,806)
Equity contracts	1,842	—	(22,306)	—	—	(20,464)
Foreign exchange contracts	(26,078)	(330,778)	—	36,587	(27,689)	(347,958)
Interest rate contracts	—	—	15,194	(100,325)	—	(85,131)
Total	$(24,236)	$(330,778)	$(7,112)	$(158,544)	$(27,689)	$(548,359)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized apppreciation (depreciation) on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
	BNP Paribas	Brown Brothers Harriman	Citibank N.A.	Deutsche Bank AG	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$91,366	$—	$15,276	$—	$106,642
Forward foreign currency contracts	20	61,477	53,960	979	102,879	6,573	225,888
Total Assets	$20	$61,477	$145,326	$979	$118,155	$6,573	$332,530
Liabilities:
Forward foreign currency contracts	$29,778	$83,958	$49,318	$—	$47,030	$6,762	$216,846
Total Liabilities	$29,778	$83,958	$49,318	$—	$47,030	$6,762	$216,846
Net OTC derivative instruments by counterparty, at fair value	$(29,758)	$(22,481)	$96,008	$979	$71,125	$(189)	115,684
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$(71,125)	$—	$(71,125)
Net Exposure(1)(2)	$(29,758)	$(22,481)	$96,008	$979	$—	$(189)	$44,559

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2020, the Portfolio received $90,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $333,684,637.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$19,882,656
Gross Unrealized Depreciation	(19,916,519)
Net Unrealized Depreciation	$(33,863)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	95.8%
Bank Loans	1.2%
Common Stock	0.2%
Convertible Bonds/Notes	0.1%
Preferred Stock*	0.0%
Other*	0.0%
Warrants*	0.0%
Assets in Excess of Other Liabilities**	2.7%
Net Assets	100.0%
* Amount is less than 0.05%
** Includes short-term investments
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
	Basic Materials: 5.3%
1,250,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,260,806	0.2
695,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	672,412	0.1
1,450,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,524,950	0.3
475,000 (1)	Constellium SE, 5.625%, 06/15/2028	469,381	0.1
1,080,000 (1)	Constellium SE, 5.750%, 05/15/2024	1,083,937	0.2
250,000 (1)(2)	Constellium SE, 5.875%, 02/15/2026	251,866	0.1
1,100,000 (1)(2)	Constellium SE, 6.625%, 03/01/2025	1,115,823	0.2
1,150,000 (1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,086,871	0.2
2,500,000 (2)	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,430,837	0.5
900,000 (2)	Freeport-McMoRan, Inc., 4.250%-4.550%, 11/14/2024-03/01/2030	904,991	0.2
1,275,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,332,375	0.3
2,100,000 (1)	Novelis Corp., 5.875%, 09/30/2026	2,102,457	0.4
950,000 (1)(2)	OCI NV, 5.250%, 11/01/2024	915,563	0.2
1,275,000 (1)	OCI NV, 6.625%, 04/15/2023	1,287,750	0.2
1,250,000 (1)	PolyOne Corp., 5.750%, 05/15/2025	1,288,281	0.3
1,675,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,718,651	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,415,000 (1)	SPCM SA, 4.875%, 09/15/2025	$1,430,402	0.3
740,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	703,463	0.1
1,270,000 (1)(2)	Tronox, Inc., 6.500%, 04/15/2026	1,190,498	0.2
210,000 (1)	Tronox, Inc., 6.500%, 05/01/2025	211,444	0.0
1,325,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	1,348,890	0.3
3,025,000 (3)	Other Securities	2,864,066	0.6
		27,195,714	5.3
	Communications: 20.1%
1,300,000 (1)	Altice Finco SA, 7.625%, 02/15/2025	1,356,751	0.3
1,200,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,141,506	0.2
2,438,000 (1)	Altice France Holding SA, 10.500%, 05/15/2027	2,696,245	0.6
1,025,000 (1)	Altice France SA/France, 7.375%, 05/01/2026	1,071,115	0.2
1,000,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	1,096,145	0.2
1,350,000 (1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,384,297	0.3
250,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	253,438	0.1
725,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	742,922	0.1
2,650,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,745,532	0.5
1,215,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,255,703	0.3
1,560,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,620,208	0.3
2,600,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,695,017	0.5
2,300,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,227,090	0.4
275,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	248,520	0.0
830,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	832,158	0.2
2,150,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,035,835	0.4
3,150,000 (2)	CSC Holdings LLC, 5.250%, 06/01/2024	3,353,096	0.7
1,550,000 (1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,595,376	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,125,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	$1,176,632	0.2
850,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	930,032	0.2
1,725,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,596,427	0.3
903,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	659,118	0.1
2,479,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,335,016	0.3
1,160,000 (1)	DISH DBS Corp., 7.375%, 07/01/2028	1,158,550	0.2
3,825,000 (2)	DISH DBS Corp., 5.000%-5.875%, 07/15/2022-11/15/2024	3,843,432	0.8
700,000 (1)	Dolya Holdco 18 DAC, 5.000%, 07/15/2028	694,540	0.1
1,425,000 (1)(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,244,944	0.2
415,000 (1)	Expedia Group, Inc., 6.250%, 05/01/2025	444,017	0.1
210,000 (1)	Expedia Group, Inc., 7.000%, 05/01/2025	218,832	0.0
750,000 (1)(4)	Frontier Communications Corp., 8.000%, 04/01/2027	762,510	0.2
1,225,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	1,258,871	0.2
750,000 (1)	GTT Communications, Inc., 7.875%, 12/31/2024	396,094	0.1
650,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	623,474	0.1
2,125,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,951,143	0.4
2,150,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,196,633	0.4
965,000 (1)	Match Group, Inc., 4.125%, 08/01/2030	946,453	0.2
275,000 (1)	Match Group, Inc., 4.625%, 06/01/2028	279,269	0.0
1,350,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,259,719	0.2
1,200,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,222,728	0.2
450,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	481,977	0.1
2,450,000	Netflix, Inc., 5.875%, 11/15/2028	2,790,758	0.5
925,000 (1)(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	934,347	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,600,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	$1,604,048	0.3
510,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	465,916	0.1
1,750,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,797,749	0.4
2,475,000	Sprint Communications, Inc., 6.000%, 11/15/2022	2,613,885	0.5
3,100,000	Sprint Corp., 7.125%, 06/15/2024	3,505,914	0.7
2,100,000	Sprint Corp., 7.625%, 03/01/2026	2,483,638	0.5
270,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	249,973	0.1
1,625,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	1,532,602	0.3
2,150,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	2,066,687	0.4
700,000	T-Mobile USA, Inc., 5.125%, 04/15/2025	717,931	0.1
2,650,000	T-Mobile USA, Inc., 6.500%, 01/15/2026	2,772,390	0.6
1,940,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,859,975	0.4
600,000 (1)	Univision Communications, Inc., 9.500%, 05/01/2025	639,000	0.1
1,600,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	1,536,168	0.3
300,000 (1)(2)	ViaSat, Inc., 5.625%, 04/15/2027	307,819	0.1
750,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	752,033	0.1
1,400,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,477,973	0.3
250,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	256,375	0.1
750,000 (1)	VTR Finance NV, 6.375%, 07/15/2028	773,453	0.2
2,000,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,948,440	0.4
16,075,000 (3)	Other Securities	16,336,064	3.2
		102,454,503	20.1
	Consumer, Cyclical: 20.0%
3,725,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,712,689	0.7
875,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	862,422	0.2
1,975,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,637,838	0.3
500,000 (1)	Adient US LLC, 9.000%, 04/15/2025	540,787	0.1
1,575,000 (1)(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,642,575	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
910,000 (1)(2)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	$741,718	0.1
700,000 (1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	681,187	0.1
700,000 (1)(2)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	684,250	0.2
250,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	246,250	0.1
700,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	690,301	0.1
1,500,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,570,312	0.3
1,575,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,372,628	0.3
950,000 (1)	CCM Merger, Inc., 6.000%, 03/15/2022	943,469	0.2
2,300,000	Century Communities, Inc., 5.875%, 07/15/2025	2,296,883	0.4
1,425,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,481,109	0.3
895,000 (1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	890,257	0.2
745,000 (1)	Colt Merger Sub, Inc., 8.125%, 07/01/2027	726,375	0.1
275,000 (1)(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625)%, 09/15/2024	276,271	0.1
1,925,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	1,924,548	0.4
2,600,000 (2)	Dana, Inc., 5.500%, 12/15/2024	2,628,977	0.5
535,000	Dana, Inc., 5.625%, 06/15/2028	532,427	0.1
825,000 (1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	852,488	0.1
2,240,000	Delta Air Lines, Inc., 2.900%-7.375%, 10/28/2024-01/15/2026	1,874,849	0.4
6,125,000	Ford Motor Credit Co. LLC, 4.250%-5.584%, 09/20/2022-05/03/2029	6,020,215	1.2
1,075,000 (1)(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	992,187	0.2
1,800,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,296,000	0.2
385,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	390,534	0.1
1,075,000 (1)	IAA, Inc., 5.500%, 06/15/2027	1,113,802	0.2
1,150,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,154,094	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
403,000 (1)	International Game Technology PLC, 6.250%, 02/15/2022	$407,675	0.1
1,150,000 (1)(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,179,469	0.2
215,000 (1)	IRB Holding Corp., 7.000%, 06/15/2025	221,584	0.0
2,225,000	L Brands, Inc., 6.750%, 07/01/2036	1,831,731	0.3
940,000 (1)	L Brands, Inc., 6.875%, 07/01/2025	972,900	0.2
415,000 (1)	L Brands, Inc., 9.375%, 07/01/2025	416,557	0.1
2,000,000	Lennar Corp., 5.250%, 06/01/2026	2,167,120	0.4
775,000	Lennar Corp., 5.375%, 10/01/2022	817,443	0.2
475,000 (1)	Levi Strauss & Co., 5.000%, 05/01/2025	478,517	0.1
1,425,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,366,069	0.3
2,050,000 (1)(2)	Mattel, Inc., 5.875%, 12/15/2027	2,133,230	0.4
2,550,000	Meritage Homes Corp., 5.125%-7.000%, 04/01/2022-06/06/2027	2,665,331	0.5
1,675,000 (1)(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,458,607	0.3
1,650,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,646,403	0.3
1,600,000 (1)(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,393,624	0.3
1,600,000	Murphy Oil USA, Inc., 4.750%-5.625%, 05/01/2027-09/15/2029	1,643,640	0.3
1,400,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	1,330,147	0.3
1,425,000 (1)(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,334,427	0.3
1,125,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	1,131,306	0.2
2,150,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	2,124,286	0.4
1,275,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,302,094	0.3
355,000 (1)(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	352,384	0.1
1,500,000 (1)(2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,564,853	0.3
900,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	834,102	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
600,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	$481,014	0.1
650,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	577,983	0.1
650,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	609,180	0.1
600,000	Scientific Games International, Inc., 6.625%, 05/15/2021	602,895	0.1
1,740,000 (1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	1,560,571	0.3
710,000 (1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	737,069	0.1
1,210,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,104,125	0.2
550,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	463,719	0.1
1,425,000 (1)(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,258,453	0.2
2,025,000 (2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,049,938	0.4
1,150,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,165,307	0.2
1,600,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	956,296	0.2
830,000 (1)(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	879,281	0.2
415,000 (1)	William Carter Co/The, 5.500%, 05/15/2025	428,747	0.1
1,425,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	1,471,890	0.3
1,500,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,448,438	0.3
400,000 (1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	420,750	0.1
17,029,000 (3)	Other Securities	15,653,274	3.1
		102,419,871	20.0
	Consumer, Non-cyclical: 18.0%
1,925,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,937,031	0.4
725,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	742,494	0.2
1,500,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,550,190	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,075,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	$2,128,950	0.4
1,085,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,142,771	0.2
1,475,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,556,848	0.3
1,425,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,391,776	0.3
3,400,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,614,965	0.7
1,375,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,306,071	0.2
400,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	409,224	0.1
800,000 (1)(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	812,544	0.2
1,100,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,134,859	0.2
1,600,000 (1)(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,557,832	0.3
845,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	878,648	0.2
2,325,000	Centene Corp., 4.625%, 12/15/2029	2,467,453	0.5
650,000 (1)	Centene Corp., 5.375%, 06/01/2026	676,471	0.1
2,025,000	Centene Corp., 3.375%-4.750%, 01/15/ 2025-02/15/2030	2,071,781	0.4
1,250,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,210,144	0.2
1,950,000	CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,840,624	0.4
1,860,000 (1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,753,050	0.3
1,625,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,637,504	0.3
1,220,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,214,052	0.2
697,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	453,050	0.1
456,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	484,591	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,850,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	$2,894,503	0.6
345,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	340,903	0.1
840,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	851,928	0.2
1,500,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,556,535	0.3
3,900,000	HCA, Inc., 5.375%, 02/01/2025	4,188,814	0.8
1,875,000	HCA, Inc., 3.500%-5.625%, 09/01/2028-09/01/2030	1,942,164	0.4
925,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	949,684	0.2
535,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	545,473	0.1
1,235,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,266,647	0.2
1,650,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,675,270	0.3
1,165,000 (1)(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,233,234	0.3
1,250,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,283,362	0.2
1,425,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,520,967	0.3
3,325,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	3,661,186	0.7
1,075,000 (1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,149,793	0.2
2,665,000	Kraft Heinz Foods Co., 4.375%-5.000%, 06/04/2042-06/01/2046	2,685,751	0.6
1,095,000 (1)	LifePoint Health, Inc., 4.375%, 02/15/2027	1,037,512	0.2
875,000 (1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	878,828	0.2
2,675,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,497,741	0.5
1,396,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,437,245	0.3
1,050,000 (1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	1,048,467	0.2
1,150,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	1,152,892	0.2
500,000 (1)(2)(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500)%, 12/01/2022	441,558	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,900,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	$3,008,214	0.6
2,225,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	2,254,326	0.4
850,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	853,187	0.2
1,950,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	2,007,301	0.4
2,700,000 (2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,682,450	0.5
2,090,000	Tenet Healthcare Corp., 5.125%-8.125%, 04/01/2022-05/01/2025	2,087,851	0.4
2,626,000	United Rentals North America, Inc., 4.875%-6.500%, 12/15/2026-01/15/2030	2,724,405	0.5
1,000,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	1,051,060	0.2
1,675,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,625,780	0.3
3,380,000 (3)	Other Securities	3,542,823	0.7
		92,050,777	18.0
	Energy: 10.9%
920,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	844,376	0.2
550,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	519,698	0.1
2,200,000 (1)(2)	CNX Resources Corp., 7.250%, 03/14/2027	2,026,794	0.4
2,870,000	DCP Midstream Operating L.P., 5.125%-5.625%, 07/15/2025-04/01/2044	2,836,967	0.6
2,660,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,771,387	0.5
1,065,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,078,312	0.2
65,000 (1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	66,744	0.0
700,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	674,352	0.1
1,100,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,090,947	0.2
1,425,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,329,746	0.3
1,070,000 (1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,016,500	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,400,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	$704,984	0.1
1,775,000 (2)	Murphy Oil Corp., 5.750%-5.875%, 08/15/2025-12/01/2027	1,588,971	0.3
1,485,000 (1)	Nabors Industries Ltd., 7.250%, 01/15/2026	916,987	0.2
4,325,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	2,934,296	0.6
6,875,000 (2)	Occidental Petroleum Corp., 2.600%-8.500%, 08/13/2021-04/15/2046	6,276,622	1.2
1,850,000 (1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,826,533	0.4
2,800,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,705,332	0.5
1,525,000 (1)(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,323,555	0.3
875,000 (1)(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	859,784	0.2
725,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	591,781	0.1
2,375,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	1,989,775	0.4
24,680,000 (3)	Other Securities	19,571,565	3.8
		55,546,008	10.9
	Financial: 4.8%
1,250,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,308,594	0.2
2,225,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,155,969	0.4
1,480,000 (1)(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,469,810	0.3
495,000 (1)	Iron Mountain, Inc., 5.000%, 07/15/2028	484,791	0.1
815,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	800,595	0.2
660,000 (1)	Iron Mountain, Inc., 5.625%, 07/15/2032	660,676	0.1
1,325,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,312,578	0.3
715,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	703,439	0.1
2,550,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%-5.500%, 05/01/2024-08/01/2029	2,609,158	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,900,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	$1,981,520	0.4
2,025,000 (1)	SBA Communications Corp., 3.875%, 02/15/2027	2,019,340	0.4
2,400,000	Springleaf Finance Corp., 5.375%, 11/15/2029	2,270,880	0.5
600,000	Springleaf Finance Corp., 6.625%, 01/15/2028	595,014	0.1
6,230,000 (3)	Other Securities	6,036,211	1.2
		24,408,575	4.8
	Industrial: 9.3%
1,450,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,509,660	0.3
2,325,000	AECOM, 5.875%, 10/15/2024	2,517,056	0.5
1,075,000 (1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,112,421	0.2
2,550,000 (1)(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	2,527,216	0.5
1,475,000 (1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,485,907	0.3
1,400,000 (1)(2)	Berry Global, Inc., 5.625%, 07/15/2027	1,442,917	0.3
2,150,000 (1)	BMC East LLC, 5.500%, 10/01/2024	2,173,962	0.4
475,000 (1)	Bombardier, Inc., 6.000%, 10/15/2022	333,664	0.1
1,600,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	1,307,656	0.2
900,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	848,111	0.1
875,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	898,349	0.2
1,200,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,192,500	0.2
1,700,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,730,812	0.3
1,250,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	1,283,594	0.3
750,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	771,892	0.2
585,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	608,456	0.1
425,000 (1)(2)	GFL Environmental, Inc., 4.250%, 06/01/2025	429,516	0.1
279,000 (1)	GFL Environmental, Inc., 7.000%, 06/01/2026	291,153	0.1
1,020,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,111,611	0.2
1,075,000 (1)(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,048,592	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,625,000 (1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	$1,659,361	0.3
1,900,000 (1)(2)	Koppers, Inc., 6.000%, 02/15/2025	1,853,659	0.4
1,575,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	1,612,107	0.3
1,875,000 (1)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,900,425	0.4
1,525,000 (1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,484,016	0.3
1,370,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,388,077	0.3
487,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	489,511	0.1
1,375,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	1,483,137	0.3
1,055,000 (1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	1,048,406	0.2
1,550,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	1,662,375	0.3
235,000 (1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	238,620	0.1
660,000 (1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	681,374	0.1
1,625,000 (1)(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,703,910	0.3
450,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	446,015	0.1
1,175,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,205,621	0.2
3,375,000	TransDigm, Inc., 5.500%-6.500%, 05/15/2025-11/15/2027	3,063,379	0.6
775,000	Other Securities	775,000	0.2
		47,320,038	9.3
	Technology: 5.1%
2,400,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,426,448	0.5
270,000 (1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	284,087	0.1
270,000 (1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	280,631	0.0
1,400,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,298,283	0.3
725,000 (2)	CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	747,732	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,100,000 (2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	$2,288,780	0.5
3,150,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	3,117,933	0.6
430,000 (1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	430,802	0.1
650,000 (1)(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	674,009	0.1
270,000 (1)	Entegris, Inc., 4.375%, 04/15/2028	276,075	0.0
385,000 (1)	Entegris, Inc., 4.625%, 02/10/2026	391,664	0.1
1,955,000 (1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,972,974	0.4
1,025,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	944,086	0.2
500,000 (1)	Open Text Corp., 3.875%, 02/15/2028	482,265	0.1
535,000 (1)	Open Text Corp., 5.875%, 06/01/2026	556,360	0.1
900,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	886,361	0.2
1,630,000 (1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,631,866	0.3
1,020,000 (1)	Science Applications International Corp., 4.875%, 04/01/2028	1,018,552	0.2
2,525,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,564,428	0.5
2,500,000 (1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd, 10.500%, 02/01/2024	2,246,613	0.4
1,575,000 (3)	Other Securities	1,557,258	0.3
		26,077,207	5.1
	Utilities: 2.3%
1,475,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,505,798	0.3
2,175,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	2,235,041	0.4
1,950,000 (1)(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,975,184	0.4
925,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	949,092	0.2
1,250,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,285,550	0.2
3,665,000 (3)	Other Securities	3,777,777	0.8
		11,728,442	2.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Total Corporate Bonds/Notes (Cost $491,428,924)	$489,201,135	95.8
BANK LOANS: 1.2%
	Consumer, Non-cyclical: 0.5%
1,438,125	Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000)%, 10/10/2024	1,433,631	0.3
1,290,176	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.928%, (US0003M + 3.750)%, 09/28/2025	867,183	0.2
		2,300,814	0.5
	Containers & Glass Products: 0.2%
988,812	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.928%, (US0001M + 2.750)%, 02/05/2023	946,046	0.2

	Electronics/Electrical: 0.4%
1,916,046	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000)%, 11/03/2023	1,824,076	0.4

	Health Care: 0.1%
747,082	Bausch Health Companies, Inc. 2018 Term Loan B, 3.190%, (US0001M + 3.000)%, 06/02/2025	726,420	0.1
	Total Bank Loans (Cost $6,022,347)	5,797,356	1.2
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
625,000	Other Securities	575,697	0.1

	Financial: 0.0%
499,200 (1)(4)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,098	0.0
	Total Convertible Bonds/Notes (Cost $1,065,044)	576,795	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Discretionary: —%
1,476 (1)(6)(7)	Perseus Holding Corp.	—	—

	Consumer Staples: 0.2%
24,842 (8)(9)	Other Securities	1,117,890	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 0.0%
424,443 (8)(9)	Other Securities	$5,096	0.0

	Health Care: 0.0%
26 (3)(8)	Other Securities	361	0.0

	Information Technology: 0.0%
1 (8)	Other Securities	12	0.0
	Total Common Stock (Cost $768,535)	1,123,359	0.2
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(6)(7)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $—)	—	—
WARRANTS: —%
	Health Care: —%
252 (8)(9)	Other Securities	—	—
	Total Warrants (Cost $—)	—	—
OTHER(10): —%
	Communications: —%
1,445,000 (6)(11)	Millicom International Cellular S.A. (Escrow)	—	—

	Energy: —%
2,000 (6)(11)	Green Field Energy Services, Inc. (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $499,284,850)	496,698,645	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.0%
	Floating Rate Notes: 0.6%
800,000 (12)	Bank of Montreal, 0.200%, 07/13/2020	800,017	0.1
375,000 (12)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	375,017	0.1
950,000 (12)	National Bank of Canada, 1.180%, 07/16/2020	950,033	0.2
950,000 (12)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.2
	Total Floating Rate Notes (Cost $3,075,125)	3,075,125	0.6

	U.S. Treasury Bills: 2.9%
5,000,000 (13)	United States Treasury Bill, 0.040%, 07/02/2020	4,999,988	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills (continued)
5,000,000 (13)	United States Treasury Bill, 0.090%, 07/14/2020	$4,999,826	0.9
500,000 (13)	United States Treasury Bill, 0.100%, 07/07/2020	499,991	0.1
4,700,000 (13)	United States Treasury Bill, 0.120%, 07/28/2020	4,699,568	0.9
	Total U.S. Treasury Bills (Cost $15,199,281)	15,199,373	2.9

	Repurchase Agreements: 10.6%
2,008,845 (12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,008,853, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,049,022, due 08/13/20-05/20/70)	2,008,845	0.4
12,035,536 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $12,035,569, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,276,247, due 08/01/20-02/20/70)	12,035,536	2.4
2,322,864 (12)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,322,870, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $2,369,321, due 01/01/29-06/01/50)	2,322,864	0.4
5,082,292 (12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $5,082,313, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,183,960, due 07/31/20-11/15/49)	5,082,292	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,358,446 (12)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $14,358,481, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $14,645,616, due 07/31/21-05/20/70)	$14,358,446	2.8
2,867,094 (12)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,867,099, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $2,924,436, due 06/30/27)	2,867,094	0.6
3,092,363 (12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $3,092,372, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,154,210, due 07/15/20-06/01/50)	3,092,363	0.6
12,310,254 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $12,310,335, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,584,994, due 01/15/22-02/15/47)	$12,310,254	2.4
	Total Repurchase Agreements (Cost $54,077,694)	54,077,694	10.6

Shares		Value	Percentage of Net Assets
	Mutual Funds(12): 0.9%
1,668,000 (12)(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,668,000	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(12) (continued)
1,446,000 (12)(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	$1,446,000	0.3
1,420,000 (12)(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,420,000	0.3
	Total Mutual Funds (Cost $4,534,000)	4,534,000	0.9
	Total Short-Term Investments (Cost $76,886,100)	76,886,192	15.0
	Total Investments in Securities (Cost $576,170,950)	$573,584,837	112.3
	Liabilities in Excess of Other Assets	(63,045,485)	(12.3)
	Net Assets	$510,539,352	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Defaulted security.

(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Non-income producing security.

(8)
The grouping contains non-income producing securities.

(9)
The grouping contains Level 3 securities.

(10)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(11)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

(14)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0001M  1-month LIBOR
US0003M  3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Consumer Staples	—	—	1,117,890	1,117,890
Energy	3	—	5,093	5,096
Health Care	361	—	—	361
Information Technology	12	—	—	12
Total Common Stock	376	—	1,122,983	1,123,359
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Corporate Bonds/Notes	—	489,201,135	—	489,201,135
Bank Loans	—	5,797,356	—	5,797,356
Convertible Bonds/Notes	—	576,795	—	576,795
Other	—	—	—	—
Short-Term Investments	4,534,000	72,352,192	—	76,886,192
Total Investments, at fair value	$4,534,376	$567,927,478	$1,122,983	$573,584,837

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2020 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2020, Voya High Yield Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$—	$—
Millicom International Cellular S.A. (Escrow)	9/9/2017	—	—
		$—	$—
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $576,512,482.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,072,412
Gross Unrealized Depreciation	(15,000,057)
Net Unrealized Depreciation	$(2,927,645)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	41.6%
Consumer Discretionary	16.4%
Health Care	15.0%
Communication Services	10.1%
Industrials	4.7%
Consumer Staples	4.5%
Financials	2.9%
Real Estate	2.1%
Exchange-Traded Funds	1.1%
Materials	0.8%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 10.1%
59,201 (1)	Alphabet, Inc. - Class A	$83,949,978	1.5
2,215,292 (1)	Altice USA, Inc.	49,932,681	0.9
1,417,881	Comcast Corp. - Class A	55,269,001	0.9
1,191,898 (1)	Facebook, Inc.- Class A	270,644,279	4.7
3,915,916 (1)	Snap, Inc.	91,984,867	1.6
203,489 (1)	Take-Two Interactive Software, Inc.	28,400,960	0.5
		580,181,766	10.1
	Consumer Discretionary: 16.4%
222,750 (1)	Amazon.com, Inc.	614,527,155	10.7
464,318 (1)	Burlington Stores, Inc.	91,438,144	1.6
598,102	Darden Restaurants, Inc.	45,318,188	0.8
284,123 (1)	O’Reilly Automotive, Inc.	119,806,145	2.1
794,440	Ross Stores, Inc.	67,718,066	1.2
		938,807,698	16.4
	Consumer Staples: 4.5%
520,887	Church & Dwight Co., Inc.	40,264,565	0.7
504,215	Constellation Brands, Inc.	88,212,414	1.5
1,005,559	Mondelez International, Inc.	51,414,232	0.9
1,132,115	Philip Morris International, Inc.	79,315,977	1.4
		259,207,188	4.5
	Financials: 2.9%
274,581	Aon PLC	52,884,300	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
353,242	Progressive Corp.	$28,298,217	0.5
267,438	S&P Global, Inc.	88,115,472	1.5
		169,297,989	2.9
	Health Care: 15.0%
1,615,245	AbbVie, Inc.	158,584,754	2.8
836,895	Baxter International, Inc.	72,056,660	1.3
235,945 (1)	BioMarin Pharmaceutical, Inc.	29,101,456	0.5
2,263,822 (1)	Boston Scientific Corp.	79,482,790	1.4
848,261	Eli Lilly & Co.	139,267,491	2.4
547,818 (1)	Horizon Therapeutics Plc	30,447,725	0.5
287,836	Humana, Inc.	111,608,409	1.9
1,832,955	Merck & Co., Inc.	141,742,410	2.5
342,115 (1)	Vertex Pharmaceuticals, Inc.	99,319,406	1.7
		861,611,101	15.0
	Industrials: 4.7%
629,985	Ametek, Inc.	56,301,760	1.0
1,340,879	CSX Corp.	93,512,902	1.6
229,536	Roper Technologies, Inc.	89,119,647	1.6
199,832 (1)(2)	United Rentals, Inc.	29,782,961	0.5
		268,717,270	4.7
	Information Technology: 41.6%
2,134,639 (1)	Advanced Micro Devices, Inc.	112,303,358	1.9
766,766	Apple, Inc.	279,716,237	4.9
508,015 (1)	Autodesk, Inc.	121,512,108	2.1
1,423,442 (1)	Cadence Design Systems, Inc.	136,593,494	2.4
434,111 (1)	DocuSign, Inc.	74,758,255	1.3
549,248 (1)	Five9, Inc.	60,785,276	1.1
306,942	Global Payments, Inc.	52,063,502	0.9
594,490	Intuit, Inc.	176,081,993	3.1
503,617	Lam Research Corp.	162,899,955	2.8
3,596,599	Microsoft Corp.	731,943,862	12.8
97,756	Monolithic Power Systems, Inc.	23,168,172	0.4
549,839	Motorola Solutions, Inc.	77,048,939	1.3
112,581 (1)	RingCentral, Inc.	32,086,711	0.6
335,368 (1)	Twilio, Inc.	73,586,447	1.3
1,391,617	Visa, Inc. - Class A	268,818,656	4.7
		2,383,366,965	41.6
	Materials: 0.8%
145,424	Avery Dennison Corp.	16,591,424	0.3
450,013 (1)	Crown Holdings, Inc.	29,309,347	0.5
		45,900,771	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.1%
398,230	SBA Communications Corp.	$118,640,682	2.1
	Total Common Stock (Cost $4,438,033,807)	5,625,731,430	98.1
EXCHANGE-TRADED FUNDS: 1.1%
315,838	iShares Russell 1000 Growth ETF	60,625,104	1.1
	Total Exchange-Traded Funds (Cost $44,366,761)	60,625,104	1.1
	Total Long-Term Investments (Cost $4,482,400,568)	5,686,356,534	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.0%
207,142 (3)	Citibank N.A., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $207,143, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $211,436, due 07/01/24-12/01/48) (Cost $207,142)	207,142	0.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
88,596,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $88,596,000)	$88,596,000	1.5
	Total Short-Term Investments (Cost $88,803,142)	88,803,142	1.5
	Total Investments in Securities (Cost $4,571,203,710)	$5,775,159,676	100.7
	Liabilities in Excess of Other Assets	(41,864,417)	(0.7)
	Net Assets	$5,733,295,259	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$5,625,731,430	$—	$—	$5,625,731,430
Exchange-Traded Funds	60,625,104	—	—	60,625,104
Short-Term Investments	88,596,000	207,142	—	88,803,142
Total Investments, at fair value	$5,774,952,534	$207,142	$—	$5,775,159,676

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,579,266,235.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,263,030,727
Gross Unrealized Depreciation	(67,137,286)
Net Unrealized Appreciation	$1,195,893,441
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Financials	18.8%
Health Care	14.3%
Industrials	12.2%
Communication Services	9.0%
Information Technology	8.6%
Consumer Staples	8.3%
Consumer Discretionary	6.6%
Utilities	6.0%
Energy	5.3%
Real Estate	5.2%
Materials	4.5%
Communications*	0.0%
Assets in Excess of Other Liabilities**	1.2%
Net Assets	100.0%
* Amount is less than 0.05%
** Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 9.0%
158,243	Activision Blizzard, Inc.	$12,010,644	1.4
871,208	AT&T, Inc.	26,336,618	3.0
531,795	Interpublic Group of Cos., Inc.	9,125,602	1.1
200,913	Walt Disney Co.	22,403,808	2.6
332,550 (1)	Other Securities	7,755,066	0.9
		77,631,738	9.0
	Consumer Discretionary: 6.6%
151,561	Darden Restaurants, Inc.	11,483,777	1.3
294,230	Las Vegas Sands Corp.	13,399,234	1.6
290,881	Service Corp. International	11,312,362	1.3
272,496	TJX Cos., Inc.	13,777,398	1.6
92,284	Other Securities	6,916,686	0.8
		56,889,457	6.6
	Consumer Staples: 8.3%
61,257	Constellation Brands, Inc.	10,716,912	1.2
188,749	Kellogg Co.	12,468,759	1.4
289,342	Philip Morris International, Inc.	20,271,301	2.4
141,472	Procter & Gamble Co.	16,915,807	2.0
211,025	Sysco Corp.	11,534,626	1.3
		71,907,405	8.3
	Energy: 5.3%
181,915	Chevron Corp.	16,232,276	1.9
215,000	EOG Resources, Inc.	10,891,900	1.2
522,505 (1)	Other Securities	18,782,623	2.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
		45,906,799	5.3
	Financials: 18.8%
408,449	American International Group, Inc.	$12,735,440	1.5
168,830 (2)	Apollo Global Management, Inc.	8,427,994	1.0
829,035	Bank of America Corp.	19,689,581	2.3
369,599	Citigroup, Inc.	18,886,509	2.2
186,453	First American Financial Corp.	8,953,473	1.0
88,183	Goldman Sachs Group, Inc.	17,426,724	2.0
365,194	Hartford Financial Services Group, Inc.	14,078,229	1.6
165,032	Intercontinental Exchange, Inc.	15,116,931	1.8
88,303	Marsh & McLennan Cos., Inc.	9,481,093	1.1
380,245	Truist Financial Corp.	14,278,200	1.7
338,772	US Bancorp	12,473,585	1.4
455,684	Other Securities	10,602,096	1.2
		162,149,855	18.8
	Health Care: 14.3%
52,900	Becton Dickinson & Co.	12,657,383	1.5
254,640	Bristol-Myers Squibb Co.	14,972,832	1.7
78,556	Cigna Corp.	14,741,033	1.7
187,666	Johnson & Johnson	26,391,470	3.0
237,010	Medtronic PLC	21,733,817	2.5
124,233	Novartis AG ADR	10,850,510	1.3
27,036	Thermo Fisher Scientific, Inc.	9,796,224	1.1
160,758 (1)(3)	Other Securities	12,696,143	1.5
		123,839,412	14.3
	Industrials: 12.2%
69,671	Cummins, Inc.	12,071,197	1.4
65,952	L3Harris Technologies, Inc.	11,190,076	1.3
65,925	Norfolk Southern Corp.	11,574,452	1.3
59,522	Old Dominion Freight Line	10,094,336	1.2
77,611	Parker Hannifin Corp.	14,223,768	1.6
232,006	Raytheon Technologies Corp.	14,296,210	1.7
276,418	Timken Co.	12,574,255	1.5
90,200 (2)(4)	United Rentals, Inc.	13,443,408	1.6
122,316 (1)	Other Securities	5,531,130	0.6
		104,998,832	12.2
	Information Technology: 8.6%
23,990 (4)	Adobe, Inc.	10,443,087	1.2
70,551	Analog Devices, Inc.	8,652,374	1.0
41,266	Broadcom, Inc.	13,023,962	1.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
774,663	HP, Inc.	$13,502,376	1.5
71,733	MKS Instruments, Inc.	8,123,045	1.0
91,392	Motorola Solutions, Inc.	12,806,761	1.5
155,357 (3)	Other Securities	8,003,993	0.9
		74,555,598	8.6
	Materials: 4.5%
61,123	Air Products & Chemicals, Inc.	14,758,759	1.7
151,662	Eastman Chemical Co.	10,561,742	1.2
351,680	Other Securities	14,041,869	1.6
		39,362,370	4.5
	Real Estate: 5.2%
305,692 (2)	MGM Growth Properties LLC	8,317,880	1.0
115,272	ProLogis, Inc.	10,758,336	1.2
1,693,542	VEREIT, Inc.	10,889,475	1.3
354,904 (1)	Other Securities	14,851,422	1.7
		44,817,113	5.2
	Utilities: 6.0%
101,670	Entergy Corp.	9,537,663	1.1
166,419	Evergy, Inc.	9,866,982	1.2
341,403	Exelon Corp.	12,389,515	1.4
50,929	NextEra Energy, Inc.	12,231,618	1.4
509,995 (3)(5)	Other Securities	7,436,097	0.9
		51,461,875	6.0
	Total Common Stock (Cost $858,179,970)	853,520,454	98.8
OTHER(6): —%
	Communications: —%
32,517 (7)(8)	Tribune Co. (Escrow)	—	—

	Energy: —%
1,685,000 (7)(8)	Samson Investment Co. (Escrow)	—	—
	Total Other (Cost $30,842)	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Financial: —%
1,216,000 (5)(9)	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $787,907)	—	—
	Total Long-Term Investments (Cost $858,998,719)	853,520,454	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Floating Rate Notes: 0.2%
300,000 (10)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	$300,022	0.1
300,000 (10)	National Bank of Canada, 1.180%, 07/16/2020	300,010	0.0
950,000 (10)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
	Total Floating Rate Notes (Cost $1,550,090)	1,550,090	0.2

	Repurchase Agreements: 3.5%
2,760,566 (10)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,760,584, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,898,594, due 08/15/20-03/19/40)	2,760,566	0.3
6,372,688 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,372,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,500,142, due 08/01/20-02/20/70)	6,372,688	0.7
3,244,175 (10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,244,188, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,309,072, due 07/31/20-11/15/49)	3,244,175	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,986,673 (10)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $7,986,693, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $8,146,407, due 07/31/21-05/20/70)	$7,986,673	0.9
1,637,372 (10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,637,377, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,670,119, due 07/15/20-06/01/50)	1,637,372	0.2
2,908,034 (10)	Morgan Stanley, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,908,041, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $2,966,195, due 01/01/21-07/01/50)	2,908,034	0.3
5,843,779 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $5,843,817, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,974,200, due 01/15/22-02/15/47)	5,843,779	0.7
	Total Repurchase Agreements (Cost $30,753,287)	30,753,287	3.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(10): 0.3%
670,000 (10)(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	$670,000	0.1
783,000 (10)(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	783,000	0.1
670,000 (10)(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	670,000	0.1
	Total Mutual Funds (Cost $2,123,000)	2,123,000	0.3
	Total Short-Term Investments (Cost $34,426,377)	34,426,377	4.0
	Total Investments in Securities (Cost $893,425,096)	$887,946,831	102.8
	Liabilities in Excess of Other Assets	(24,524,933)	(2.8)
	Net Assets	$863,421,898	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
The grouping contains securities on loan.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains non-income producing securities.

(4)
Non-income producing security.

(5)
The grouping contains Level 3 securities.

(6)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(9)
The grouping contains securities in default.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)
Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$77,631,738	$—	$—	$77,631,738
Consumer Discretionary	56,889,457	—	—	56,889,457
Consumer Staples	71,907,405	—	—	71,907,405
Energy	45,906,799	—	—	45,906,799
Financials	162,149,855	—	—	162,149,855
Health Care	123,839,412	—	—	123,839,412
Industrials	104,998,832	—	—	104,998,832
Information Technology	74,555,598	—	—	74,555,598
Materials	39,362,370	—	—	39,362,370
Real Estate	44,817,113	—	—	44,817,113
Utilities	51,461,875	—	—	51,461,875
Total Common Stock	853,520,454	—	—	853,520,454
Corporate Bonds/Notes	—	—	—	—
Other	—	—	—	—
Short-Term Investments	2,123,000	32,303,377	—	34,426,377
Total Investments, at fair value	$855,643,454	$32,303,377	$—	$887,946,831

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2020, Voya Large Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$—
Tribune Co. (Escrow)	8/16/2015	—	—
		$30,842	$—
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $895,457,894.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$48,894,324
Gross Unrealized Depreciation	(56,277,066)
Net Unrealized Depreciation	$(7,382,742)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	32.7%
U.S. Treasury Obligations	24.7%
Commercial Mortgage-Backed Securities	17.7%
Asset-Backed Securities	16.9%
Collateralized Mortgage Obligations	5.3%
U.S. Government Agency Obligations	0.3%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.7%
	Basic Materials: 0.7%
600,000 (1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$610,234	0.2
350,000 (1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	355,586	0.1
1,220,000	Other Securities	1,274,811	0.4
		2,240,631	0.7
	Communications: 1.5%
185,000 (1)	Sky Ltd., 3.125%, 11/26/ 2022	196,392	0.1
408,000 (1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	445,493	0.1
4,353,000	Other Securities	4,628,610	1.3
		5,270,495	1.5
	Consumer, Cyclical: 2.0%
400,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	410,779	0.1
431,000 (1)	BMW US Capital LLC, 3.900%, 04/09/2025	479,451	0.2
460,000 (1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	475,455	0.1
530,000 (1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	528,482	0.2
450,000 (1)	Panasonic Corp., 2.536%, 07/19/2022	463,354	0.1
330,000 (1)	Toyota Industries Corp., 3.110%, 03/12/2022	340,040	0.1
815,000	Toyota Motor Credit Corp., 0.559%, (US0003M + 0.125)%, 08/13/2021	813,949	0.2
3,379,000	Other Securities	3,451,027	1.0
		6,962,537	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 5.4%
680,000 (1)	AbbVie, Inc., 2.150%, 11/19/2021	$692,762	0.2
340,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	351,617	0.1
248,000	AbbVie, Inc., 2.900%-3.375%, 11/14/ 2021-11/06/2022	259,125	0.1
287,000 (1)	Baxter International, Inc., 3.750%, 10/01/2025	327,221	0.1
405,000 (1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	413,005	0.1
405,000 (1)	Bristol-Myers Squibb Co., 2.250%, 08/15/2021	413,081	0.1
355,000 (1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	369,199	0.1
219,000 (1)	Cargill, Inc., 1.375%, 07/23/2023	222,871	0.1
1,375,000	CVS Health Corp., 3.700%, 03/09/2023	1,477,983	0.4
370,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	386,454	0.1
560,000 (1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	560,550	0.2
440,000 (1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	453,621	0.1
150,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	157,783	0.1
486,000 (1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	499,259	0.1
334,000 (1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/ 2022	341,353	0.1
11,431,000	Other Securities	11,875,598	3.4
		18,801,482	5.4
	Energy: 2.3%
210,000 (1)	BG Energy Capital PLC, 4.000%, 10/15/2021	217,837	0.1
1,186,000	Shell International Finance BV, 1.750%, 09/12/2021	1,203,214	0.3
6,167,000	Other Securities	6,434,390	1.9
		7,855,441	2.3
	Financial: 13.1%
390,000 (1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	403,413	0.1
2,610,000 (2)	Bank of America Corp., 2.015%-3.499%, 07/21/ 2021-02/13/2026	2,686,185	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
355,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	$366,340	0.1
250,000 (1)	BPCE SA, 2.750%, 01/11/2023	262,216	0.1
1,000,000	Citibank NA, 3.400%, 07/23/2021	1,030,465	0.3
1,650,000 (2)	Citigroup, Inc., 1.678%-2.900%, 12/08/ 2021-05/15/2024	1,690,406	0.5
355,000 (1)	Danske Bank A/S, 2.000%, 09/08/2021	360,615	0.1
425,000 (1)	Danske Bank A/S, 2.800%, 03/10/2021	431,616	0.1
455,000 (1)(2)	Danske Bank A/S, 3.001%, 09/20/2022	462,306	0.2
355,000 (1)	DNB Bank ASA, 2.150%, 12/02/2022	367,581	0.1
305,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	314,075	0.1
1,671,000 (2)	JPMorgan Chase & Co., 2.550%-4.500%, 03/01/ 2021-04/25/2023	1,738,147	0.5
465,000 (1)	Lloyds Bank PLC, 6.500%, 09/14/2020	469,593	0.1
330,000 (1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	341,673	0.1
820,000	Mizuho Financial Group, Inc., 0.990%, (US0003M + 0.630)%, 05/25/2024	804,065	0.2
320,000 (1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	325,373	0.1
1,566,000	Morgan Stanley, 5.500%, 07/28/2021	1,649,393	0.5
1,341,000	Morgan Stanley, 3.750%-4.000%, 02/25/ 2023-07/23/2025	1,475,497	0.4
350,000 (1)	National Securities Clearing Corp., 1.200%, 04/23/2023	355,546	0.1
380,000 (1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	390,841	0.1
345,000 (1)	Nordea Bank ABP, 4.875%, 05/13/2021	356,684	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
495,000 (1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	$505,199	0.1
225,000	Royal Bank of Canada, 0.956%, (US0003M + 0.660)%, 10/05/2023	225,474	0.0
1,562,000 (3)	Royal Bank of Canada, 1.150%-3.700%, 01/17/ 2023-06/10/2025	1,632,761	0.5
324,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	340,147	0.1
1,269,000	Sumitomo Mitsui Financial Group, Inc., 2.348%-2.934%, 03/09/ 2021-01/15/2025	1,314,959	0.4
525,000 (1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	540,806	0.1
351,000 (1)	UBS AG/London, 1.750%, 04/21/2022	357,718	0.1
565,000 (1)(2)	UBS Group AG, 2.859%, 08/15/2023	585,711	0.2
280,000 (1)	USAA Capital Corp., 1.500%, 05/01/2023	287,394	0.1
205,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	213,536	0.1
1,410,000 (2)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,412,313	0.4
21,029,000	Other Securities	22,040,930	6.3
		45,738,978	13.1
	Industrial: 2.1%
405,000 (1)	Carrier Global Corp., 1.923%, 02/15/2023	413,456	0.1
1,255,000	Caterpillar Financial Services Corp., 2.850%-3.650%, 02/26/ 2022-05/17/2024	1,349,014	0.4
348,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	356,340	0.1
435,000 (1)	Raytheon Technologies Corp., 3.700%, 12/15/2023	472,360	0.2
410,000 (1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	425,994	0.1
4,077,000 (4)	Other Securities	4,280,229	1.2
		7,297,393	2.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 1.9%
1,000,000	Apple, Inc., 1.800%, 09/11/2024	$1,047,821	0.3
352,000 (1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	361,839	0.1
5,076,000	Other Securities	5,309,986	1.5
		6,719,646	1.9
	Utilities: 3.7%
1,245,000 (2)	Dominion Energy, Inc., 2.579%-2.715%, 07/01/ 2020-08/15/2021	1,256,787	0.4
1,125,000	Duke Energy Corp., 1.800%, 09/01/2021	1,139,950	0.3
385,000	Duke Energy Ohio, Inc., 3.800%, 09/01/2023	417,840	0.1
290,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	312,508	0.1
268,000 (1)	Electricite de France SA, 2.350%, 10/13/2020	268,900	0.1
325,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	332,868	0.1
8,637,000	Other Securities	9,071,267	2.6
		12,800,120	3.7
	Total Corporate Bonds/Notes (Cost $110,064,647)	113,686,723	32.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
1,638,980	Fannie Mae REMICS 2006-43-FJ, 0.595%, (US0001M + 0.410)%, 06/25/2036	1,640,798	0.5
1,104,547	Fannie Mae REMICS 2007-14 PF, 0.375%, (US0001M + 0.190)%, 03/25/2037	1,096,165	0.3
445,936	Fannie Mae REMICS 2010-123 FL, 0.615%, (US0001M + 0.430)%, 11/25/2040	446,587	0.1
1,835,308	Fannie Mae REMICS 2011-51 FM, 0.835%, (US0001M + 0.650)%, 06/25/2041	1,854,384	0.5
165,475	Fannie Mae REMICS 2011-96 FN, 0.685%, (US0001M + 0.500)%, 10/25/2041	166,313	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,362,914	Fannie Mae REMICS 2010-136 FG, 0.685%, (US0001M + 0.500)%, 12/25/2030	$1,354,945	0.4
2,131,118	Fannie Mae REMICS 2011-68 F, 0.455%, (US0001M + 0.270)%, 07/25/2031	2,120,683	0.6
148,467 (1)(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	153,168	0.0
549,314	Freddie Mac REMICS 4508 CF, 0.585%, (US0001M + 0.400)%, 09/15/2045	549,329	0.2
2,533,618	Ginnie Mae Series 2012-H31 FD, 0.643%, (US0001M + 0.340)%, 12/20/2062	2,522,201	0.7
654,915	Ginnie Mae Series 2016-H08 FT, 1.023%, (US0001M + 0.720)%, 02/20/2066	657,596	0.2
3,189,921	Ginnie Mae Series 2016-H06 FD, 1.223%, (US0001M + 0.920)%, 07/20/2065	3,231,262	0.9
208,740 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	214,384	0.1
393,804 (1)(2)	Sequoia Mortgage Trust 2014-3 B3, 3.934%, 10/25/2044	398,153	0.1
398,923 (1)(2)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	401,884	0.1
425,546 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	436,859	0.2
815,476 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	823,288	0.2
545,533	Other Securities	538,132	0.1
	Total Collateralized Mortgage Obligations (Cost $18,603,493)	18,606,131	5.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 24.7%
	U.S. Treasury Notes: 24.7%
7,419,000	0.125%, 06/30/2022	$7,415,233	2.1
21,711,000	0.250%, 06/15/2023	21,758,493	6.3
799,000	0.500%, 06/30/2027	799,593	0.2
53,774,000	1.125%, 08/31/2021	54,370,555	15.6
60,000	0.500%, 05/31/2027	60,071	0.0
1,518,800	1.625%, 12/31/2021	1,552,083	0.5
	Total U.S. Treasury Obligations (Cost $85,860,954)	85,956,028	24.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.7%
350,000 (1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.635%, (US0001M + 1.450)%, 09/15/2032	326,162	0.1
830,000 (1)	BFLD 2019-DPLO A, 1.275%, (US0001M + 1.090)%, 10/15/2034	799,510	0.2
1,757,937 (1)	BX Commercial Mortgage Trust 2019-XL D, 1.635%, (US0001M + 1.450)%, 10/15/2036	1,719,796	0.5
200,000 (2)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	193,770	0.1
971,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.261%, 03/10/2047	840,671	0.2
329,272	Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	340,363	0.1
668,582	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	685,795	0.2
710,000 (1)	CLNY Trust 2019-IKPR A, 1.314%, (US0001M + 1.227)%, 11/15/2038	643,506	0.2
360,000 (1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	366,948	0.1
1,353,085	COMM 2013-CCRE12 ASB Mortgage Trust, 3.623%, 10/10/2046	1,397,671	0.4
1,700,000	COMM 2013-CCRE6 A4 Mortgage Trust, 3.101%, 03/10/2046	1,747,093	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,663,000 (1)(2)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	$1,531,343	0.4
1,705,000 (2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,692,711	0.5
1,370,000	COMM 2015-CR26 ASB Mortgage Trust, 3.373%, 10/10/2048	1,438,560	0.4
1,690,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.415%, (US0001M + 1.230)%, 05/15/2036	1,675,529	0.5
256,000 (1)	CSWF 2018-TOP C, 1.635%, (US0001M + 1.450)%, 08/15/2035	240,648	0.1
1,490,000 (1)(2)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,510,466	0.4
1,700,000 (1)(2)	DBUBS 2011-LC1A E, 5.876%, 11/10/2046	1,646,155	0.5
730,000 (1)(2)	DBUBS 2011-LC2A D, 5.714%, 07/10/2044	610,654	0.2
67,344 (2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	69,270	0.0
155,086	Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	158,805	0.0
513,248	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	527,922	0.2
108,979 (2)	Ginnie Mae 2015-21 AF, 2.087%, 07/16/2048	111,071	0.0
373,716	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	381,324	0.1
135,558	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	138,390	0.0
550,789	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	565,362	0.2
217,936	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	223,880	0.1
334,695	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	343,990	0.1
829,649	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	853,341	0.2
845,795	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	873,344	0.3
1,000,000 (1)	Great Wolf Trust 2019-WOLF A, 1.219%, (US0001M + 1.034)%, 12/15/2029	963,713	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
530,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	$504,924	0.1
1,420,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.685%, (US0001M + 1.500)%, 10/15/2036	1,344,348	0.4
1,320,000 (1)(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.824%, 03/10/2044	1,286,726	0.4
760,000 (1)(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	629,240	0.2
1,330,000	GS Mortgage Securities Trust 2013-GCJ14 A5, 4.243%, 08/10/2046	1,439,340	0.4
420,000 (1)	GS Mortgage Securities Trust 2018-HART A, 1.275%, (US0001M + 1.090)%, 10/15/2031	399,180	0.1
977,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.822%, 11/15/2043	921,025	0.3
2,710,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	2,758,466	0.8
700,000 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	704,932	0.2
4,526	JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,546	0.0
1,820,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.370%, 11/15/2045	1,598,509	0.4
1,630,000 (2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.053%, 01/15/2047	1,622,721	0.5
400,000 (1)	MF1 2020-FL3 A Ltd., 2.235%, (US0001M + 2.050)%, 07/15/2035	401,662	0.1
1,250,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,294,501	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
279,032	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	$281,369	0.1
1,210,000 (1)(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	1,203,107	0.3
1,220,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,290,768	0.4
1,250,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.218%, 07/15/2046	1,343,398	0.4
1,730,000 (1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,540,496	0.4
1,930,000 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.350%, (US0001M + 2.150)%, 02/25/2035	1,937,086	0.5
490,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	491,412	0.1
1,540,929	WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,570,175	0.5
731,788 (1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	739,079	0.2
1,720,000 (2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.106%, 06/15/2046	1,589,388	0.5
9,911,165	Other Securities	10,147,289	2.9
	Total Commercial Mortgage-Backed Securities (Cost $63,991,225)	61,661,450	17.7
ASSET-BACKED SECURITIES: 16.9%
	Automobile Asset-Backed Securities: 6.9%
1,800,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,812,849	0.5
650,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	652,338	0.2
450,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	463,689	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
500,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	$511,592	0.2
1,050,000	GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,068,082	0.3
650,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	684,731	0.2
550,000	Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	561,635	0.1
250,000 (1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	254,648	0.0
950,000	Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	960,349	0.3
442,526 (1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	443,400	0.1
850,000	Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	863,464	0.3
1,100,000	Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	1,106,781	0.3
65,982 (1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	66,665	0.0
500,000 (1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	511,084	0.1
500,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	514,292	0.2
1,300,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,327,576	0.4
716,526 (1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	726,963	0.2
950,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	983,366	0.3
10,400,000	Other Securities	10,646,413	3.1
		24,159,917	6.9
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: 1.1%
1,000,000	BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	$1,028,965	0.3
1,150,000	Chase Issuance Trust 2020-1 A1, 1.530%, 01/15/2025	1,184,375	0.3
1,550,000 (1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,577,635	0.5
		3,790,975	1.1
	Home Equity Asset-Backed Securities: 0.0%
7,857	Other Securities	7,859	0.0

	Other Asset-Backed Securities: 8.7%
500,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330)%, 01/20/2033	490,081	0.1
840,000 (1)	Apidos Clo XXV 2016-25A A1R, 2.305%, (US0003M + 1.170)%, 10/20/2031	824,268	0.2
560,000 (1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.385%, (US0001M + 1.200)%, 06/15/2034	543,475	0.2
700,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230)%, 01/15/2030	672,687	0.2
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/18/2029	241,479	0.1
250,000 (1)	Bain Capital Credit CLO 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/20/2030	243,101	0.1
580,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.469%, (US0003M + 1.250)%, 07/15/2029	572,393	0.2
250,000 (1)	Carbone CLO Ltd. 2017-1A A1, 2.275%, (US0003M + 1.140)%, 01/20/2031	243,694	0.1
492,818 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.442%, (US0003M + 1.050)%, 05/15/2031	479,439	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
620,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.385%, (US0003M + 1.250)%, 10/17/2030	$608,839	0.2
750,000 (1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210)%, 10/18/2030	738,744	0.2
600,000 (1)	CIFC Funding 2017-4 A1, 2.270%, (US0003M + 1.250)%, 10/24/2030	588,808	0.2
600,000 (1)	CIFC Funding 2018-4A A1 Ltd., 2.285%, (US0003M + 1.150)%, 10/17/2031	585,557	0.1
600,000 (1)	Clear Creek CLO Ltd. 2015-1A AR, 2.335%, (US0003M + 1.200)%, 10/20/2030	586,301	0.2
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180)%, 10/20/2030	244,743	0.1
680,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 2.429%, (US0003M + 1.210)%, 10/15/2030	667,207	0.2
250,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.239%, (US0003M + 1.020)%, 04/15/2031	244,770	0.1
1,120,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350)%, 04/15/2028	1,083,674	0.3
480,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200)%, 08/15/2030	472,464	0.1
1,000,000 (1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180)%, 04/17/2033	971,741	0.3
300,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2030	291,421	0.1
750,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220)%, 07/24/2030	736,130	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Galaxy XV CLO Ltd. 2013-15A AR, 2.419%, (US0003M + 1.200)%, 10/15/2030	$489,048	0.1
300,000 (1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.285%, (US0003M + 1.150)%, 11/28/2030	293,750	0.1
490,000 (1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.632%, (US0001M + 2.450)%, 03/15/2035	491,105	0.1
416,982 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	449,002	0.1
1,000,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200)%, 04/17/2033	974,942	0.3
600,000 (1)	LCM 26A A2 Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2031	575,170	0.2
250,000 (1)	LCM XXIV Ltd. 24A A, 2.445%, (US0003M + 1.310)%, 03/20/2030	245,327	0.1
480,000 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.315%, (US0001M + 1.130)%, 05/09/2036	466,988	0.1
700,000 (1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 2.785%, (US0003M + 1.650)%, 04/20/2031	691,669	0.2
500,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750)%, 07/15/2030	500,256	0.1
700,000 (1)	Magnetite XXII Ltd. 2019-22A A2, 2.869%, (US0003M + 1.650)%, 04/15/2031	689,845	0.2
800,000 (1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	772,080	0.2
400,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 2.325%, (US0003M + 1.190)%, 01/20/2031	390,277	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.569%, (US0003M + 1.350)%, 07/15/2029	$483,521	0.1
500,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375)%, 07/15/2029	484,187	0.2
400,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350)%, 07/19/2030	387,165	0.1
500,000 (1)	Palmer Square CLO 2013-2A AARR Ltd., 2.335%, (US0003M + 1.200)%, 10/17/2031	488,200	0.1
975,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100)%, 07/20/2030	955,298	0.3
350,381 (1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	355,415	0.1
319,229 (1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	323,770	0.1
1,068,743 (1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	1,080,558	0.3
800,000 (1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	770,894	0.2
400,000 (1)	TCI-Flatiron Clo 2017-1A A Ltd., 1.586%, (US0003M + 1.200)%, 11/18/2030	391,952	0.1
500,000 (1)	TCI-Symphony CLO 2017-1A A Ltd., 2.449%, (US0003M + 1.230)%, 07/15/2030	490,273	0.2
592,641 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.365%, (US0003M + 1.230)%, 10/18/2030	580,746	0.2
570,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230)%, 07/20/2030	559,113	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
600,000 (1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 2.669%, (US0003M + 1.450)%, 07/15/2030	$581,693	0.2
600,000 (1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 2.869%, (US0003M + 1.650)%, 01/15/2033	584,276	0.2
800,000 (1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	809,932	0.2
250,000 (1)	Venture 34 CLO Ltd. 2018-34A A, 2.449%, (US0003M + 1.230)%, 10/15/2031	239,337	0.1
396,997 (1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	398,678	0.1
1,000,000	Other Securities	1,018,847	0.3
		30,144,330	8.7
	Student Loan Asset-Backed Securities: 0.2%
850,000 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	874,414	0.2
	Total Asset-Backed Securities (Cost $58,897,515)	58,977,495	16.9
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): 0.3%
	Federal Home Loan Mortgage Corporation: 0.3%
3	3.500%, (H15T1Y + 1.997)%,07/01/2024	3	0.0
838,000	Other Securities	838,025	0.3
		838,028	0.3
	Uniform Mortgage-Backed Securities: 0.0%
56,449	Other Securities	62,434	0.0
	Total U.S. Government Agency Obligations (Cost $895,360)	900,462	0.3
	Total Long-Term Investments (Cost $338,313,194)	339,788,289	97.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Repurchase Agreements: 0.2%
655,915 (6)	RBC Dominion Securities
Inc., Repurchase
Agreement dated 06/30/20,
0.09%, due 07/01/20
(Repurchase Amount
$655,917, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations,
0.000%-7.000%, Market
Value plus accrued interest
$669,033, due
	07/31/20-07/01/50)
	(Cost $655,915)	$655,915	0.2
	Mutual Funds: 5.5%
19,107,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $19,107,000)	19,107,000	5.5
	Total Short-Term Investments (Cost $19,762,915)	19,762,915	5.7
	Total Investments in Securities (Cost $358,076,109)	$359,551,204	103.3
	Liabilities in Excess of Other Assets	(11,521,321)	(3.3)
	Net Assets	$348,029,883	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(3)
Security, or a portion of the security, is on loan.

(4)
The grouping contains securities on loan.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
H15T1Y
U.S. Treasury 1-Year Constant Maturity

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$113,686,723	$—	$113,686,723
Collateralized Mortgage Obligations	—	18,606,131	—	18,606,131
Asset-Backed Securities	—	58,977,495	—	58,977,495
Commercial Mortgage-Backed Securities	—	61,661,450	—	61,661,450
U.S. Government Agency Obligations	—	900,462	—	900,462
U.S. Treasury Obligations	—	85,956,028	—	85,956,028
Short-Term Investments	19,107,000	655,915	—	19,762,915
Total Investments, at fair value	$19,107,000	$340,444,204	$—	$359,551,204
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Other Financial Instruments+
Futures	17,890	—	—	17,890
Total Assets	$19,124,890	$340,444,204	$—	$359,569,094
Liabilities Table
Other Financial Instruments+
Futures	$(62,011)	$—	$—	$(62,011)
Total Liabilities	$(62,011)	$—	$—	$(62,011)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	481	09/30/20	$106,218,329	$17,890
			$106,218,329	$17,890
Short Contracts:
U.S. Treasury 10-Year Note	(31)	09/21/20	(4,314,328)	(11,848)
U.S. Treasury 5-Year Note	(199)	09/30/20	(25,022,696)	(50,163)
			$(29,337,024)	$(62,011)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$17,890
Total Asset Derivatives		$17,890
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$62,011
Total Liability Derivatives		$62,011

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$404,246
Total	$404,246

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(48,916)
Total	$(48,916)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $358,082,713.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,876,054
Gross Unrealized Depreciation	(3,451,684)
Net Unrealized Appreciation	$1,424,370
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	26.9%
Health Care	14.3%
Consumer Discretionary	10.6%
Communication Services	10.5%
Financials	9.9%
Industrials	7.8%
Consumer Staples	6.8%
Utilities	3.0%
Real Estate	2.8%
Energy	2.8%
Materials	2.5%
Telecommunications*	0.0%
Assets in Excess of Other Liabilities**	2.1%
Net Assets	100.0%
* Amount is less than 0.05%
** Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 10.5%
80,575 (1)	Alphabet, Inc. - Class A	$114,259,379	1.6
78,537 (1)	Alphabet, Inc. - Class C	111,020,689	1.6
1,913,341	AT&T, Inc.	57,840,298	0.8
1,223,118	Comcast Corp. – Class A	47,677,140	0.7
645,716 (1)	Facebook, Inc. - Class A	146,622,732	2.1
118,105 (1)	NetFlix, Inc.	53,742,499	0.7
1,111,213	Verizon Communications, Inc.	61,261,173	0.9
485,053	Walt Disney Co.	54,088,260	0.8
1,798,732 (2)(3)	Other Securities	95,901,603	1.3
		742,413,773	10.5
	Consumer Discretionary: 10.6%
112,510 (1)	Amazon.com, Inc.	310,394,838	4.4
288,820	Home Depot, Inc.	72,352,298	1.0
199,674	McDonald’s Corp.	36,833,863	0.5
332,993	Nike, Inc. - Class B	32,649,964	0.5
5,132,239 (2)(3)	Other Securities	293,133,446	4.2
		745,364,409	10.6
	Consumer Staples: 6.8%
1,038,011	Coca-Cola Co.	46,378,332	0.7
118,566	Costco Wholesale Corp.	35,950,397	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
372,598	PepsiCo, Inc.	$49,279,811	0.7
664,807	Procter & Gamble Co.	79,490,973	1.1
380,245	Walmart, Inc.	45,545,746	0.6
3,671,782 (2)(3)	Other Securities	222,970,170	3.2
		479,615,429	6.8
	Energy: 2.8%
501,357	Chevron Corp.	44,736,085	0.7
1,135,440	Exxon Mobil Corp.	50,776,877	0.7
3,956,693 (2)	Other Securities	98,996,574	1.4
		194,509,536	2.8
	Financials: 9.9%
2,096,766	Bank of America Corp.	49,798,192	0.7
522,047 (1)	Berkshire Hathaway, Inc. – Class B	93,190,610	1.3
818,245	JPMorgan Chase & Co.	76,964,125	1.1
8,164,218 (2)(3)	Other Securities	474,099,573	6.8
		694,052,500	9.9
	Health Care: 14.3%
475,004	Abbott Laboratories	43,429,616	0.6
473,258	AbbVie, Inc.	46,464,470	0.7
157,967	Amgen, Inc.	37,258,097	0.5
607,621	Bristol-Myers Squibb Co.	35,728,115	0.5
226,162	Eli Lilly & Co.	37,131,277	0.5
707,492	Johnson & Johnson	99,494,600	1.4
360,131	Medtronic PLC	33,024,013	0.5
677,820	Merck & Co., Inc.	52,415,820	0.7
1,491,690	Pfizer, Inc.	48,778,263	0.7
106,060	Thermo Fisher Scientific, Inc.	38,429,780	0.6
254,677	UnitedHealth Group, Inc.	75,116,981	1.1
3,730,739 (3)	Other Securities	459,762,609	6.5
		1,007,033,641	14.3
	Industrials: 7.8%
182,222	Union Pacific Corp.	30,808,273	0.4
7,800,745 (2)(3)	Other Securities	519,243,221	7.4
		550,051,494	7.8
	Information Technology: 26.9%
171,067	Accenture PLC	36,731,506	0.5
129,382 (1)	Adobe, Inc.	56,321,278	0.8
1,094,102	Apple, Inc.	399,128,410	5.7
107,359	Broadcom, Inc.	33,883,574	0.5
1,138,842	Cisco Systems, Inc.	53,115,591	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,136,994	Intel Corp.	$68,026,351	1.0
237,337	Mastercard, Inc. - Class A	70,180,551	1.0
2,036,450	Microsoft Corp.	414,437,940	5.9
165,188	Nvidia Corp.	62,756,573	0.9
558,928	Oracle Corp.	30,891,951	0.4
315,308 (1)	PayPal Holdings, Inc.	54,936,113	0.8
241,954 (1)	Salesforce.com, Inc.	45,325,243	0.6
246,458	Texas Instruments, Inc.	31,292,772	0.4
453,055	Visa, Inc. - Class A	87,516,634	1.2
5,202,758 (2)(3)	Other Securities	446,239,268	6.4
		1,890,783,755	26.9
	Materials: 2.5%
141,033	Linde Public Ltd.	29,914,509	0.4
2,701,736 (2)	Other Securities	143,828,574	2.1
		173,743,083	2.5
	Real Estate: 2.8%
119,045	American Tower Corp.	30,777,894	0.4
2,313,778 (2)(3)	Other Securities	164,957,393	2.4
		195,735,287	2.8
	Utilities: 3.0%
131,436	NextEra Energy, Inc.	31,566,984	0.4
3,155,906 (2)	Other Securities	179,546,689	2.6
		211,113,673	3.0
	Total Common Stock (Cost $4,616,704,346)	6,884,416,580	97.9
RIGHTS: 0.0%
	Telecommunications: 0.0%
102,874 (3)	Other Securities	17,283	0.0
	Total Rights (Cost $—)	17,283	0.0
	Total Long-Term Investments (Cost $4,616,704,346)	6,884,433,863	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Floating Rate Notes: 0.1%
675,000 (4)	Bank of Montreal, 0.200%, 07/13/2020	675,014	0.0
825,000 (4)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	825,038	0.0
950,000 (4)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
275,000 (4)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	$275,020	0.0
1,000,000 (4)	National Bank of Canada, 1.180%, 07/16/2020	1,000,035	0.1
725,000 (4)	Royal Bank of Canada, 0.350%, 07/17/2020	725,066	0.0
800,000 (4)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	800,027	0.0
625,000 (4)	Toronto-Dominion Bank, 0.290%, 07/21/2020	625,046	0.0
	Total Floating Rate Notes (Cost $5,875,364)	5,875,364	0.1

	Repurchase Agreements: 1.1%
2,665,972 (4)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,665,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,719,291, due 08/13/20-05/20/70)	2,665,972	0.0
6,859,933 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $6,859,973, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $7,173,015, due 08/15/20-02/15/48)	6,859,933	0.1
15,972,554 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $15,972,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,292,005, due 08/01/20-02/20/70)	15,972,554	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,134,861 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,134,870, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,197,558, due 01/01/29-06/01/50)	$3,134,861	0.1
6,732,216 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,732,244, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,866,889, due 07/31/20-11/15/49)	6,732,216	0.1
21,262,484 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $21,262,536, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $21,687,735, due 07/31/21-05/20/70)	21,262,484	0.3
750,893 (4)	Credit Suisse AG (New York), Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $750,894, collateralized by various U.S. Government Securities, 1.875%-3.125%, Market Value plus accrued interest $765,911, due 08/31/22-11/15/28)	750,893	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,103,924 (4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,103,936, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,186,003, due 07/15/20-06/01/50)	$4,103,924	0.1
1,228,319 (4)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,228,328, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,282,924, due 10/27/20-05/27/40)	1,228,319	0.0
15,916,277 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $15,916,382, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,271,496, due 01/15/22-02/15/47)	15,916,277	0.2
	Total Repurchase Agreements (Cost $78,627,433)	78,627,433	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds(4): 1.9%
2,282,000 (4)(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	2,282,000	0.0
125,295,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	125,295,000	1.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(4) (continued)
2,282,000 (4)(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	$2,282,000	0.1
	Total Mutual Funds (Cost $129,859,000)	129,859,000	1.9
	Total Short-Term Investments (Cost $214,361,797)	214,361,797	3.1
	Total Investments in Securities (Cost $4,831,066,143)	$7,098,795,660	101.0
	Liabilities in Excess of Other Assets	(72,396,046)	(1.0)
	Net Assets	$7,026,399,614	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$6,884,416,580	$—	$—	$6,884,416,580
Rights	17,283	—	—	17,283
Short-Term Investments	129,859,000	84,502,797	—	214,361,797
Total Investments, at fair value	$7,014,292,863	$84,502,797	$—	$7,098,795,660
Other Financial Instruments+
Futures	1,530,380	—	—	1,530,380
Total Assets	$7,015,823,243	$84,502,797	$—	$7,100,326,040

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	918	09/18/20	$141,840,180	$1,530,380
			$141,840,180	$1,530,380

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,530,380
Total Asset Derivatives		$1,530,380

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(10,199,138)
Total	$(10,199,138)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(57,470)
Total	$(57,470)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,853,116,287.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,593,522,861
Gross Unrealized Depreciation	(346,313,108)
Net Unrealized Appreciation	$2,247,209,753
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2020 (Unaudited)

REIT Diversification as of June 30, 2020 (as a percentage of net assets)
Specialized REITs	24.1%
Residential REITs	18.1%
Industrial REITs	14.4%
Office REITs	12.7%
Health Care REITs	10.9%
Retail REITs	9.7%
Diversified REITs	4.9%
Hotel & Resort REITs	4.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Diversified REITs: 4.9%
140,363	STORE Capital Corp.	$3,342,043	1.3
1,370,922	VEREIT, Inc.	8,815,028	3.6
		12,157,071	4.9

	Health Care REITs: 10.9%
299,960	Healthcare Trust of America, Inc.	7,954,939	3.2
362,377	Healthpeak Properties, Inc.	9,987,110	4.0
184,103	Ventas, Inc.	6,741,852	2.7
44,685	Welltower, Inc.	2,312,449	1.0
		26,996,350	10.9

	Hotel & Resort REITs: 4.0%
321,389	Host Hotels & Resorts, Inc.	3,467,787	1.4
174,844	MGM Growth Properties LLC	4,757,505	1.9
206,211	Sunstone Hotel Investors, Inc.	1,680,620	0.7
		9,905,912	4.0

	Industrial REITs: 14.4%
275,212	Duke Realty Corp.	9,739,753	3.9
228,005	ProLogis, Inc.	21,279,707	8.6
159,777	STAG Industrial, Inc.	4,684,661	1.9
		35,704,121	14.4

	Office REITs: 12.7%
53,713	Alexandria Real Estate Equities, Inc.	8,714,934	3.5
59,176	Boston Properties, Inc.	5,348,327	2.1
182,954	Brandywine Realty Trust	1,992,369	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Office REITs (continued)
141,288	Columbia Property Trust, Inc.	$1,856,525	0.7
91,452	Cousins Properties, Inc.	2,728,013	1.1
84,140	Highwoods Properties, Inc.	3,140,946	1.3
169,702	Hudson Pacific Properties, Inc.	4,269,702	1.7
220,739	Piedmont Office Realty Trust, Inc.	3,666,475	1.5
		31,717,291	12.7

	Residential REITs: 18.1%
61,038	American Campus Communities, Inc.	2,133,889	0.9
121,023	Apartment Investment and Management Co.	4,555,306	1.8
58,625	AvalonBay Communities, Inc.	9,065,770	3.6
46,938	Camden Property Trust	4,281,684	1.7
133,898	Equity Residential	7,875,880	3.2
409,962	Invitation Homes, Inc.	11,286,254	4.5
51,221	Mid-America Apartment Communities, Inc.	5,873,512	2.4
		45,072,295	18.1

	Retail REITs: 9.7%
259,597	Brixmor Property Group, Inc.	3,328,034	1.4
59,925	Regency Centers Corp.	2,749,958	1.1
350,220	Retail Properties of America, Inc.	2,563,611	1.0
109,953	Simon Property Group, Inc.	7,518,586	3.0
151,376	Spirit Realty Capital, Inc.	5,276,967	2.1
225,383	Urban Edge Properties	2,675,296	1.1
		24,112,452	9.7

	Specialized REITs: 24.1%
16,824	American Tower Corp.	4,349,677	1.8
33,367	Crown Castle International Corp.	5,583,967	2.2
242,463	CubeSmart	6,544,076	2.6
64,824	CyrusOne, Inc.	4,715,946	1.9
27,940	Equinix, Inc.	19,622,262	7.9
33,351	Extra Space Storage, Inc.	3,080,632	1.2
66,188	Life Storage, Inc.	6,284,551	2.5
52,547	QTS Realty Trust, Inc.	3,367,737	1.4
322,792	VICI Properties, Inc.	6,517,171	2.6
		60,066,019	24.1
	Total Common Stock (Cost $247,608,243)	245,731,511	98.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
441,679 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $441,679)	$441,679	0.2
	Total Short-Term Investments (Cost $441,679)	441,679	0.2

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $248,049,922)	$246,173,190	99.0
Assets in Excess of Other Liabilities	2,504,114	1.0
Net Assets	$248,677,304	100.0

(1)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$245,731,511	$—	$—	$245,731,511
Short-Term Investments	441,679	—	—	441,679
Total Investments, at fair value	$246,173,190	$—	$—	$246,173,190

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $252,662,908.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$20,237,356
Gross Unrealized Depreciation	(26,727,074)
Net Unrealized Depreciation	$(6,489,718)
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Industrials	18.2%
Financials	17.1%
Health Care	16.9%
Information Technology	13.1%
Consumer Discretionary	11.4%
Real Estate	6.4%
Materials	5.6%
Consumer Staples	3.9%
Utilities	2.8%
Communication Services	1.4%
Energy	1.0%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Communication Services: 1.4%
582,667 (1)(2)	Other Securities	$6,259,056	1.4

	Consumer Discretionary: 11.4%
76,209	Acushnet Holdings Corp.	2,651,311	0.6
55,863	Brunswick Corp.	3,575,791	0.8
12,650 (3)	Deckers Outdoor Corp.	2,484,334	0.6
31,191	LCI Industries	3,586,341	0.8
23,604	Pool Corp.	6,417,220	1.5
1,796,895 (1)(2)	Other Securities	31,113,147	7.1
		49,828,144	11.4
	Consumer Staples: 3.9%
116,994 (3)	BJ’s Wholesale Club Holdings, Inc.	4,360,366	1.0
155,793 (3)	Performance Food Group Co.	4,539,808	1.0
295,207 (1)(2)	Other Securities	8,193,994	1.9
		17,094,168	3.9
	Energy: 1.0%
482,800 (1)(2)	Other Securities	4,400,627	1.0

	Financials: 17.1%
42,063	Commerce Bancshares, Inc.	2,501,487	0.6
301,713	First Horizon National Corp.	3,005,061	0.7
74,195 (3)	Focus Financial Partners, Inc.	2,452,145	0.6
22,180	Kinsale Capital Group, Inc.	3,442,558	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
17,713	Morningstar, Inc.	$2,497,002	0.6
41,044	RLI Corp.	3,369,712	0.8
20,709	Signature Bank	2,214,206	0.5
64,608	Western Alliance Bancorp.	2,446,705	0.5
2,742,313 (1)(2)	Other Securities	52,588,681	12.0
		74,517,557	17.1
	Health Care: 16.9%
71,084 (3)	Catalent, Inc.	5,210,457	1.2
56,747	Encompass Health Corp.	3,514,342	0.8
13,696 (3)	ICU Medical, Inc.	2,524,310	0.6
30,400 (3)	Magellan Health, Inc.	2,218,592	0.5
23,192 (3)	Molina Healthcare, Inc.	4,127,712	0.9
41,639 (3)	Syneos Health, Inc.	2,425,472	0.6
17,205	West Pharmaceutical Services, Inc.	3,908,460	0.9
3,593,914 (1)(2)	Other Securities	49,892,185	11.4
		73,821,530	16.9
	Industrials: 18.2%
52,044	Brady Corp.	2,436,700	0.6
33,951	CoreLogic, Inc.	2,282,186	0.5
37,144	Fortune Brands Home & Security, Inc.	2,374,616	0.6
21,723 (3)	Generac Holdings, Inc.	2,648,685	0.6
67,809 (3)	IAA, Inc.	2,615,393	0.6
55,910	Knight-Swift Transportation Holdings, Inc.	2,332,006	0.5
19,828	Landstar System, Inc.	2,226,883	0.5
41,741	Lincoln Electric Holdings, Inc.	3,516,262	0.8
28,186	MSA Safety, Inc.	3,225,606	0.8
23,273 (3)	RBC Bearings, Inc.	3,119,513	0.7
81,142	Toro Co.	5,382,960	1.2
186,097 (3)	Willscot Corp.	2,287,132	0.5
35,165	Woodward, Inc.	2,727,046	0.6
1,921,802 (2)	Other Securities	42,520,509	9.7
		79,695,497	18.2
	Information Technology: 13.1%
25,255 (3)	Aspen Technology, Inc.	2,616,671	0.6
24,491	Cabot Microelectronics Corp.	3,417,474	0.8
30,539 (3)	Envestnet, Inc.	2,245,838	0.5
23,140 (3)	Guidewire Software, Inc.	2,565,069	0.6
21,736	Power Integrations, Inc.	2,567,674	0.6
37,865 (3)	Q2 Holdings, Inc.	3,248,438	0.7
6,504 (3)	Tyler Technologies, Inc.	2,256,107	0.5
14,477 (3)	WEX, Inc.	2,388,850	0.5
1,788,390 (2)	Other Securities	36,115,406	8.3
		57,421,527	13.1
	Materials: 5.6%
49,343	Aptargroup, Inc.	5,525,429	1.3

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
17,719	Quaker Chemical Corp.	$3,289,532	0.7
810,165 (2)	Other Securities	15,672,624	3.6
		24,487,585	5.6
	Real Estate: 6.4%
103,749	CubeSmart	2,800,185	0.6
30,993	EastGroup Properties, Inc.	3,676,080	0.9
71,110	National Retail Properties, Inc.	2,522,983	0.6
1,358,146 (1)(2)	Other Securities	18,755,896	4.3
		27,755,144	6.4
	Utilities: 2.8%
49,043	NorthWestern Corp.	2,673,825	0.6
80,657	Portland General Electric Co.	3,372,269	0.8
301,144 (2)	Other Securities	6,255,739	1.4
		12,301,833	2.8
	Total Common Stock (Cost $398,424,118)	427,582,668	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Repurchase Agreements: 2.1%
2,033,549 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,033,555, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,074,220, due 08/01/20-02/20/70)	2,033,549	0.4
1,161,240 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,161,245, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,184,470, due 07/31/20-11/15/49)	1,161,240	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,136,487 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,136,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,179,217, due 07/31/21-05/20/70)	$2,136,487	0.5
1,744,519 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,744,523, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,779,409, due 07/31/20-07/01/50)	1,744,519	0.4
2,103,500 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,103,514, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,150,446, due 01/15/22-02/15/47)	2,103,500	0.5
	Total Repurchase Agreements (Cost $9,179,295)	9,179,295	2.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)

	Mutual Funds: 2.4%
10,641,597 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $10,641,597)	$10,641,597	2.4
	Total Short-Term Investments (Cost $19,820,892)	19,820,892	4.5
	Total Investments in Securities (Cost $418,245,010)	$447,403,560	102.3
	Liabilities in Excess of Other Assets	(9,940,616)	(2.3)
	Net Assets	$437,462,944	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$427,582,668	$—	$—	$427,582,668
Short-Term Investments	10,641,597	9,179,295	—	19,820,892
Total Investments, at fair value	$438,224,265	$9,179,295	$—	$447,403,560
Other Financial Instruments+
Futures	77,771	—	—	77,771
Total Assets	$438,302,036	$9,179,295	$—	$447,481,331

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	58	09/18/20	$4,169,040	$77,771
			$4,169,040	$77,771
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$77,771
Total Asset Derivatives		$77,771

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$218,792
Total	$218,792

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(15,045)
Total	$(15,045)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $422,073,181.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$74,063,329
Gross Unrealized Depreciation	(48,655,181)
Net Unrealized Appreciation	$25,408,148
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2      (0620-082420)

Semi-Annual Report

June 30, 2020

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL — Bond Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,053.60	1.22%	$6.23	$1,000.00	$1,018.80	1.22%	$6.12
Class I	1,000.00	1,055.80	0.62	3.17	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	1,054.50	0.87	4.44	1,000.00	1,020.54	0.87	4.37
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$1,090.40	0.58%	$3.01	$1,000.00	$1,021.98	0.58%	$2.92

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$274,852,360	$285,892,690
Short-term investments at fair value†	2,515,256	26,090,689
Cash	141,910	—
Cash collateral for futures	16,963	—
Cash pledged for centrally cleared swaps (Note 2)	5,169,490	—
Cash pledged as collateral for OTC derivatives (Note 2)	608,000	—
Foreign currencies at value‡	374,430	—
Receivables:
Investment securities sold	758,643	—
Fund shares sold	420,759	22,372
Dividends	455	821
Interest	1,315,334	2,304,019
Unrealized appreciation on forward foreign currency contracts	223,964	—
Unrealized appreciation on OTC swap agreements	229,042	—
Prepaid expenses	3,077	2,326
Other assets	19,372	5,217
Total assets	286,649,055	314,318,134
LIABILITIES:
Payable for investment securities purchased	2,122,022	14,260,550
Payable for fund shares redeemed	88,907	69,597
Unrealized depreciation on forward foreign currency contracts	263,626	—
Unrealized depreciation on OTC swap agreements	87,054	—
Variation margin payable on centrally cleared swaps	98,799	—
Cash received as collateral for OTC derivatives (Note 2)	110,000	—
Payable for investment management fees	112,796	132,159
Payable for distribution and shareholder service fees	52,500	—
Payable to trustees under the deferred compensation plan (Note 6)	19,372	5,217
Payable for trustee fees	1,370	1,215
Other accrued expenses and liabilities	72,494	111,964
Written options, at fair valueˆ	2,339,593	—
Total liabilities	5,368,533	14,580,702
NET ASSETS	$281,280,522	$299,737,432

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$339,642,338	$270,866,815
Total distributable earnings (loss)	(58,361,816)	28,870,617
NET ASSETS	$281,280,522	$299,737,432

* Cost of investments in securities	$253,059,954	$270,710,394
† Cost of short-term investments	$2,515,256	$26,090,689
‡ Cost of foreign currencies	$375,182	$—
ˆ Premiums received on written options	$2,058,396	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$44,468,144	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,515,670	n/a
Net asset value and redemption price per share	$9.85	n/a

Class I
Net assets	$85,796,364	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,386,399	n/a
Net asset value and redemption price per share	$10.23	n/a

Class S
Net assets	$151,016,014	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	14,876,538	n/a
Net asset value and redemption price per share	$10.15	n/a

Portfolio(1)
Net assets	n/a	$299,737,432
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	26,164,019
Net asset value and redemption price per share	n/a	$11.46

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$11,840	$31,259
Interest, net of foreign taxes withheld*	3,155,427	3,128,274
Total investment income	3,167,267	3,159,533
EXPENSES:
Investment management fees	730,882	604,046
Distribution and shareholder service fees:
Class ADV	133,144	—
Class S	181,921	—
Transfer agent fees (Note 6):	—	635
Class ADV	5,791	—
Class I	10,795	—
Class S	18,995	—
Shareholder reporting expense	16,920	7,842
Professional fees	35,020	43,760
Custody and accounting expense	65,200	26,445
Trustee fees	5,479	4,859
Miscellaneous expense	7,074	4,960
Interest expense	167	33
Total expenses	1,211,388	692,580
Recouped/Waived and reimbursed fees	(54,493)	11,061
Net expenses	1,156,895	703,641
Net investment income	2,010,372	2,455,892
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,624,709	3,484,463
Forward foreign currency contracts	(252,023)	—
Foreign currency related transactions	36,902	—
Futures	967,111	—
Swaps	(904,069)	—
Written options	236,135	—
Net realized gain	3,708,765	3,484,463
Net change in unrealized appreciation (depreciation) on:
Investments	12,890,612	14,679,496
Forward foreign currency contracts	217,765	—
Foreign currency related transactions	(53,461)	—
Futures	191,650	—
Swaps	(3,441,085)	—
Written options	(747,347)	—
Net change in unrealized appreciation (depreciation)	9,058,134	14,679,496
Net realized and unrealized gain	12,766,899	18,163,959
Increase in net assets resulting from operations	$14,777,271	$20,619,851

* Foreign taxes withheld	$20	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$2,010,372	$4,538,326	$2,455,892	$4,456,750
Net realized gain	3,708,765	2,975,651	3,484,463	10,395,524
Net change in unrealized appreciation (depreciation)	9,058,134	13,446,499	14,679,496	2,714,705
Increase in net assets resulting from operations	14,777,271	20,960,476	20,619,851	17,566,979

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(3,417,729)
Class ADV	(338,067)	(858,621)	—	—
Class I	(767,773)	(1,810,500)	—	—
Class S	(1,142,602)	(3,314,035)	—	—
Total distributions	(2,248,442)	(5,983,156)	—	(3,417,729)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,984,789	68,026,433	136,252,055	43,513,332
Reinvestment of distributions	2,248,442	5,983,156	—	3,417,729
	33,233,231	74,009,589	136,252,055	46,931,061
Cost of shares redeemed	(42,439,309)	(49,588,217)	(40,026,483)	(72,346,903)
Net increase (decrease) in net assets resulting from capital share transactions	(9,206,078)	24,421,372	96,225,572	(25,415,842)
Net increase (decrease) in net assets	3,322,751	39,398,692	116,845,423	(11,266,592)

NET ASSETS:
Beginning of year or period	277,957,771	238,559,079	182,892,009	194,158,601
End of year or period	$281,280,522	$277,957,771	$299,737,432	$182,892,009

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital		Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-20+	9.42	0.05	•	0.47	0.52	0.09	—	—		0.09	—	9.85	5.36	1.26	1.22	1.22	1.10	44,468	45
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—		0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—		0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—		0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—		—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00	*	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
Class I
06-30-20+	9.78	0.08	•	0.48	0.56	0.11	—	—		0.11	—	10.23	5.58	0.66	0.62	0.62	1.68	85,796	45
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—		0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—		0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—		0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—		—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05		0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
Class S
06-30-20+	9.70	0.07	•	0.47	0.54	0.09	—	—		0.09	—	10.15	5.45	0.91	0.87	0.87	1.47	151,016	45
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—		0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—		0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—		0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—		—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03		0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
VY® BrandywineGLOBAL- Bond Portfolio
06-30-20+	10.51	0.11	•	0.84	0.95	—	—	—		—	—	11.46	9.04	0.57	0.58	0.58	2.03	299,737	84
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—		0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—		0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—		0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—		0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—		—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk.The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2020, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to their derivative transactions failed to perform would be $2,081,191 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2020. At June 30, 2020, BlackRock Inflation Protected Bond had received $110,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2020, BlackRock Inflation Protected Bond had a liability position of $2,627,333 on forward foreign currency contracts, OTC inflation-linked swaps and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2020, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2020, BlackRock Inflation Protected Bond had pledged $608,000 in cash collateral for their open OTC derivative transactions.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average contract amounts of $16,941,157 and $30,421,774 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $75,353,409 and $28,703,174 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open futures contracts at June 30, 2020.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $39,939,598 and $23,396,096 on purchased and written exchange-traded futures contracts, respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $80,916,648 and $313,439,211 on purchased and written interest rate swap options (“swaptions”), respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $2,295,968 and $2,841,285 on purchased and written foreign currency options, respectively, to manage its foreign exchange exposure and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2020. There were no open written foreign currency options at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had purchased and written inflation rate caps and floors to gain exposure to interest rates and generate income as disclosed below. Please refer to the tables within the Portfolio of Investments for open purchased inflation rate caps and purchased and written inflation rate floors at June 30, 2020. There were no written inflation rate caps at June 30, 2020.

	Purchased	Written
Inflation rate Caps	$13,170,000	$4,410,000
Inflation rate Floors	7,756,667	15,503,333

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $95,726,212.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $111,690,220.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation

Protected Bond for open interest rate swaps at June 30, 2020.

At June 30, 2020, BlackRock Inflation Protected Bond had pledged $5,169,490 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $21,738,443.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $166,536,129.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2020.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$51,038,237	$42,217,339
Bond Portfolio	162,167,334	30,377,919

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$68,171,040	$84,356,133
Bond Portfolio	108,488,940	161,773,308

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.46%
Voya Solution 2025 Portfolio	Bond Portfolio	20.15
Voya Solution 2035 Portfolio	Bond Portfolio	5.29
Voya Solution Income Portfolio	Bond Portfolio	12.51

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$35,308
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2021	2022	2023	Total
Bond Portfolio	$286,142	$182,957	$—	$469,099

The Expense Limitation Agreements are contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2020.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	3	$1,945,000	1.05%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2020	267,570	—	35,220	(550,420)	(247,630)	2,540,733	—	338,067	(5,249,214)	(2,370,414)
12/31/2019	318,553	—	93,232	(580,639)	(168,854)	2,939,064	—	858,622	(5,353,509)	(1,555,823)
Class I
6/30/2020	1,807,481	—	76,781	(2,575,921)	(691,659)	18,053,678	—	767,774	(25,536,448)	(6,714,996)
12/31/2019	6,137,405	—	188,348	(1,647,916)	4,677,837	57,920,215	—	1,810,501	(15,943,201)	43,787,515
Class S
6/30/2020	1,067,813	—	114,950	(1,187,166)	(4,403)	10,390,378	—	1,142,601	(11,653,647)	(120,668)
12/31/2019	761,622	—	349,295	(2,978,878)	(1,867,961)	7,167,154	—	3,314,034	(28,291,507)	(17,810,319)
Bond Portfolio
6/30/2020	12,532,934	—	—	(3,765,123)	8,767,811	136,252,055	—	—	(40,026,483)	96,225,572
12/31/2019	4,249,162	—	335,400	(7,133,760)	(2,549,198)	43,513,332	—	3,417,729	(72,346,903)	(25,415,842)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2020, the Portfolios did not have any outstanding securities on loan.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$5,983,156	$8,552,122
Bond Portfolio	3,417,729	4,674,679

The tax-basis components of distributable earnings as of December 31, 2019 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	(Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$134,792	$9,043,513	$(10,120,169)	Short-term	None
			(69,934,908)	Long-term	None
			$(80,055,077)
Bond Portfolio	7,773,325	480,552	$—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 13 — LIQUIDITY (continued)

Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0010	August 3, 2020	July 30, 2020
Class I	NII	$0.0060	August 3, 2020	July 30, 2020
Class S	NII	$0.0038	August 3, 2020	July 30, 2020
Bond Portfolio	NII	$0.2137	July 14, 2020	July 10, 2020
	STCG	$0.0847	July 14, 2020	July 10, 2020

NII — Net investment income

STCG — Short-term capital gain

Change of control: Effective July 31, 2020, Bond Portfolio’s Investment Adviser entered into a new sub-advisory agreement with Brandywine Global Investment Management, LLC due to Legg Mason Inc. entering into a binding agreement with Franklin Resources, Inc., under which Franklin Templeton would acquire Legg Mason, Inc. and its affiliates, including Brandywine Global Investment Management, LLC (the “Transaction”). This Transaction resulted in a change of control of Brandywine Global Investment Management, LLC. The new sub-advisory agreement includes the same terms and compensation structure as the previous sub-advisory agreement with Brandywine Global Investment Management, LLC.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

U.S. Treasury Obligations	48.9%
Corporate Bonds/Notes	29.1%
U.S. Government Agency Obligations	8.5%
Sovereign Bonds	7.6%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.0%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.1%
		Communications: 1.0%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	$1,029,077	0.4
73,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	79,709	0.0
616,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	684,222	0.3
844,000		Other Securities	947,676	0.3
			2,740,684	1.0

		Consumer, Cyclical: 1.6%
2,500,000		American Honda Finance Corp., 2.600%, 11/16/2022	2,610,639	0.9
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	212,013	0.1
150,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	151,864	0.1
1,434,000		Other Securities	1,468,663	0.5
			4,443,179	1.6

		Consumer, Non-cyclical: 1.2%
1,500,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	1,559,995	0.5
1,684,000		Other Securities	1,877,122	0.7
			3,437,117	1.2

		Energy: 1.6%
1,737,000		BP Capital Markets PLC, 2.750%–3.561%, 11/01/2021–05/10/2023	1,808,186	0.7
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	1,001,360	0.3
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,031,554	0.4
560,000		Other Securities	586,890	0.2
			4,427,990	1.6
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 19.7%
1,885,000	(1)	AIA Group Ltd., 0.826%, (US0003M + 0.520%), 09/20/2021	$1,887,526	0.7
1,000,000		American Express Co., 2.500%, 08/01/2022	1,038,049	0.4
1,750,000		American Express Co., 3.700%, 11/05/2021	1,820,295	0.6
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,022,547	0.7
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,078,290	0.7
1,829,000	(2)	Bank of America Corp., 3.300%-3.705%, 01/11/2023-04/24/2028	1,967,133	0.7
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,295,123	0.5
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	784,278	0.3
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,549,999	0.9
250,000		Citibank NA, 3.400%, 07/23/2021	257,616	0.1
2,465,000		Credit Suisse AG/New York NY, 2.100%–3.000%, 10/29/2021–11/12/2021	2,529,241	0.9
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	200,882	0.1
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,018,369	0.4
1,880,000		Fifth Third Bank NA, 2.875%-3.350%, 07/26/2021–10/01/2021	1,932,333	0.7
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,025,513	0.4
2,000,000		Huntington National Bank/The, 3.250%, 05/14/2021	2,044,664	0.7
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,722,687	1.3
2,441,000	(2)	JPMorgan Chase & Co., 3.250%–4.500%, 01/24/2022–03/24/2031	2,639,846	1.0
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	822,268	0.3
1,614,000	(1)	MassMutual Global Funding II, 0.850%, 06/09/2023	1,620,858	0.6
1,170,000	(1)	Metropolitan Life Global Funding I, 0.900%, 06/08/2023	1,177,511	0.4
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,043,718	0.4
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,085,158	0.7
1,015,000		Mitsubishi UFJ Financial Group, Inc., 2.190%–3.535%, 07/26/2021–09/13/2021	1,036,460	0.4
4,000,000		Morgan Stanley, 2.750%, 05/19/2022	4,159,881	1.5

See Accompanying Notes to Financial Statements

22

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
239,000	(2)	Morgan Stanley, 3.772%–4.000%, 07/23/2025–01/24/2029	$271,485	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,030,434	0.4
1,520,000	(1)	Skandinaviska Enskilda Banken AB, 2.200%, 12/12/2022	1,575,689	0.5
1,800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%–2.934%, 03/09/2021–01/11/2022	1,844,000	0.6
2,000,000		Truist Financial Corp., 2.750%, 04/01/2022	2,073,995	0.7
791,000		Visa, Inc., 1.900%–3.150%, 12/14/2025–04/15/2027	861,094	0.3
2,100,000		Wells Fargo & Co., 3.500%, 03/08/2022	2,200,175	0.8
303,000	(2)	Wells Fargo & Co., 3.000%–3.584%, 10/23/2026–05/22/2028	334,517	0.1
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	726,988	0.2
1,599,000		Other Securities	1,674,302	0.6
			55,352,924	19.7

		Industrial: 0.9%
1,500,000		Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,548,377	0.5
885,000		Other Securities	1,003,403	0.4
			2,551,780	0.9

		Technology: 2.7%
157,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	174,950	0.1
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,380,182	0.8
1,200,000		International Business Machines Corp., 1.875%–3.450%, 08/01/2022–02/19/2026	1,255,062	0.5
1,106,000		Oracle Corp., 2.500%–3.600%, 05/15/2022–04/01/2050	1,151,463	0.4
2,200,000		QUALCOMM, Inc., 3.000%, 05/20/2022	2,299,584	0.8
396,000		Other Securities	424,668	0.1
			7,685,909	2.7

		Utilities: 0.4%
785,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	817,618	0.3
301,000		Other Securities	312,386	0.1
			1,130,004	0.4

		Total Corporate Bonds/Notes (Cost $79,657,961)	81,769,587	29.1
Principal Amount†				Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 48.9%

			Treasury Inflation Indexed Protected Securities: 48.9%
	2,610,538		0.125%, 04/15/2025	$2,737,992	1.0
	6,273,321		0.125%, 07/15/2026	6,670,875	2.4
	4,025,941		0.125%, 01/15/2030	4,354,867	1.5
	2,290,324		0.250%, 07/15/2029	2,508,194	0.9
	2,084,253		0.250%, 02/15/2050	2,343,319	0.8
	7,279,756		0.375%, 01/15/2027	7,855,235	2.8
	9,202,494		0.375%, 07/15/2027	10,016,008	3.5
	8,541,226		0.500%, 01/15/2028	9,363,664	3.3
	10,553,453		0.625%, 01/15/2026	11,441,931	4.1
	3,484,906		0.625%, 02/15/2043	4,112,913	1.4
	9,779,905		0.750%, 07/15/2028	11,037,575	3.9
	4,612,053		0.750%, 02/15/2042	5,530,936	2.0
	5,204,416	(3)	0.750%, 02/15/2045	6,376,751	2.3
	4,256,413		0.875%, 01/15/2029	4,854,446	1.7
	1,736,566		0.875%, 02/15/2047	2,218,627	0.8
	3,981,981		1.000%, 02/15/2046	5,157,108	1.8
	3,384,256		1.000%, 02/15/2048	4,483,017	1.6
	3,148,370		1.000%, 02/15/2049	4,210,187	1.5
	3,448,814		1.375%, 02/15/2044	4,713,558	1.7
	2,746,275	(3)	1.750%, 01/15/2028	3,279,280	1.2
	3,836,587		2.000%, 01/15/2026	4,464,363	1.6
	1,863,907		2.125%, 02/15/2040	2,751,325	1.0
	2,476,179		2.125%, 02/15/2041	3,704,184	1.3
	3,606,848		2.375%, 01/15/2027	4,384,784	1.5
	2,113,681		2.500%, 01/15/2029	2,712,028	1.0
	1,834,452		3.375%, 04/15/2032	2,732,947	1.0
	2,955,097		0.250%–3.875%, 04/15/2023–04/15/2029	3,684,813	1.3

			Total U.S. Treasury Obligations (Cost $121,876,416)	137,700,927	48.9

U.S. GOVERNMENT AGENCY OBLIGATIONS(4): 8.5%
			Federal Home Loan Bank: 2.7%
	5,255,000		2.875%, 09/13/2024	5,804,677	2.1
	1,515,000		3.250%, 11/16/2028	1,806,323	0.6
				7,611,000	2.7

			Federal Home Loan Mortgage Corporation: 0.3%
	805,000		2.375%, 01/13/2022	831,874	0.3

			Federal National Mortgage Association: 4.6%(4)
	4,830,000		1.875%, 09/24/2026	5,204,034	1.8
	7,120,000		2.625%, 09/06/2024	7,798,506	2.8
				13,002,540	4.6

			Other U.S. Agency Obligations: 0.9%
	2,190,000		2.875%, 12/21/2023	2,382,474	0.9

			Total U.S. Government Agency Obligations (Cost $21,571,613)	23,827,888	8.5

SOVEREIGN BONDS: 7.6%
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,971,270	1.0
EUR	1,742,341	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	2,036,997	0.7

See Accompanying Notes to Financial Statements

23

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
JPY	351,455,640		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	$3,244,557	1.2
JPY	644,903,280		Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	5,974,501	2.1
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,898,409	0.7
EUR	2,620,000	(1)	Spain Government Bond, 0.500%, 04/30/2030	2,972,476	1.1
EUR	590,000	(1)	Spain Government Bond, 1.000%, 10/31/2050	619,438	0.2
	2,310,900		Other Securities	1,752,415	0.6

			Total Sovereign Bonds (Cost $20,940,594)	21,470,063	7.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
	1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,166,306	0.4
	375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	434,107	0.2
	700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	698,225	0.2
	1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,121,275	0.4
	700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	784,862	0.3
	1,216,000		Other Securities	1,354,481	0.5

			Total Commercial Mortgage-Backed Securities (Cost $5,036,447)	5,559,256	2.0

ASSET-BACKED SECURITIES: 1.0%

			Auto Floor Plan Asset-Backed Securities: 0.3%
	750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	763,818	0.3

			Credit Card Asset-Backed Securities: 0.2%
	625,000		Other Securities	625,341	0.2

			Student Loan Asset-Backed Securities: 0.5%
	260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	269,400	0.1
	347,704	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 1.235%, (US0001M + 1.050%), 04/25/2035	346,530	0.1
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)

		Student Loan Asset-Backed Securities: (continued)
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	$836,115	0.3
			1,452,045	0.5

		Total Asset-Backed Securities (Cost $2,787,237)	2,841,204	1.0

			Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.6%
		Total Purchased Options (Cost $1,189,686)	1,683,435	0.6

		Total Long-Term Investments (Cost $253,059,954)	274,852,360	97.7

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%

2,515,256	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $2,515,256)	2,515,256	0.9

		Total Short-Term Investments (Cost $2,515,256)	2,515,256	0.9

		Total Investments in Securities (Cost $255,575,210)	$277,367,616	98.6
		Assets in Excess of Other Liabilities	3,912,906	1.4
		Net Assets	$281,280,522	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See Accompanying Notes to Financial Statements

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(6)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:

EUR   EU Euro

JPY   Japanese Yen

NZD   New Zealand Dollar

Reference Rate Abbreviations:

US0001M        1-month LIBOR
US0003M        3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Purchased Options	$55,250	$1,628,185	$—	$1,683,435
Corporate Bonds/Notes	—	81,769,587	—	81,769,587
Commercial Mortgage-Backed Securities	—	5,559,256	—	5,559,256
Asset-Backed Securities	—	2,841,204	—	2,841,204
Sovereign Bonds	—	21,470,063	—	21,470,063
U.S. Government Agency Obligations	—	23,827,888	—	23,827,888
U.S. Treasury Obligations	—	137,700,927	—	137,700,927
Short-Term Investments	2,515,256	—	—	2,515,256
Total Investments, at fair value	$2,570,506	$274,797,110	$—	$277,367,616
Other Financial Instruments+
Centrally Cleared Swaps	—	4,094,850	—	4,094,850
Forward Foreign Currency Contracts	—	223,964	—	223,964
Futures	178,589	—	—	178,589
OTC Swaps	—	229,042	—	229,042
Total Assets	$2,749,095	$279,344,966	$—	$282,094,061
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,270,493)	$—	$(7,270,493)
Forward Foreign Currency Contracts	—	(263,626)	—	(263,626)
Futures	(147,941)	—	—	(147,941)
OTC Swaps	—	(87,054)	—	(87,054)
Written Options	(62,938)	(2,276,655)	—	(2,339,593)
Total Liabilities	$(210,879)	$(9,897,828)	$—	$(10,108,707)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 1,001,112,000	USD 9,329,741	ANZ Bank	07/06/20	$(57,548)
EUR 135,000	USD 151,377	ANZ Bank	07/06/20	309
USD 9,333,264	JPY 1,001,112,000	ANZ Bank	08/05/20	57,417
NZD 2,997,000	USD 1,927,232	Bank of America N.A.	07/06/20	6,748
USD 1,927,272	NZD 2,997,000	Bank of America N.A.	08/05/20	(6,811)
USD 9,325,588	JPY 1,004,226,000	Barclays Bank PLC	07/06/20	24,553
USD 754,005	EUR 663,000	Barclays Bank PLC	07/06/20	9,059
GBP 753,088	EUR 835,000	Barclays Bank PLC	08/05/20	(5,490)
USD 111,321	JPY 11,892,116	BNP Paribas	07/06/20	1,178
USD 131,970	AUD 192,240	BNP Paribas	07/06/20	(698)

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 5,076,000	USD 5,699,752	BNP Paribas	07/06/20	$3,636
CAD 578,680	USD 410,000	BNP Paribas	07/08/20	16,260
USD 415,000	CAD 560,839	BNP Paribas	07/08/20	1,882
USD 5,703,460	EUR 5,076,000	BNP Paribas	08/05/20	(3,878)
USD 205,000	CAD 285,535	Citibank N.A.	07/08/20	(5,327)
CAD 577,597	USD 410,000	Citibank N.A.	07/08/20	15,462
USD 103,000	CAD 143,499	Citibank N.A.	07/08/20	(2,702)
USD 102,000	CAD 142,107	Citibank N.A.	07/08/20	(2,677)
CAD 569,271	USD 420,000	Citibank N.A.	07/08/20	(671)
USD 207,983	EUR 184,069	Deutsche Bank AG	07/06/20	1,163
EUR 270,000	GBP 246,537	Deutsche Bank AG	08/05/20	(1,972)
GBP 458,172	EUR 495,000	Goldman Sachs International	08/05/20	11,284
GBP 203,400	USD 252,642	HSBC Bank PLC	07/06/20	(603)
CAD 564,984	USD 405,000	HSBC Bank PLC	07/08/20	11,171
CAD 565,422	USD 405,000	HSBC Bank PLC	07/08/20	11,493
USD 225,878	EUR 202,926	JPMorgan Chase Bank N.A.	07/06/20	(2,129)
EUR 925,000	GBP 872,229	JPMorgan Chase Bank N.A.	08/05/20	(40,977)
EUR 160,000	GBP 146,128	JPMorgan Chase Bank N.A.	08/05/20	(1,208)
USD 205,000	CAD 284,456	Morgan Stanley & Co. International PLC	07/08/20	(4,533)
USD 205,000	CAD 284,456	Morgan Stanley & Co. International PLC	07/08/20	(4,533)
CAD 1,676,546	USD 1,200,000	NatWest Markets PLC	07/08/20	34,956
USD 304,612	EUR 271,175	The Bank of Montreal	07/06/20	(80)
USD 155,457	GBP 124,742	The Bank of Montreal	07/06/20	886
CAD 574,456	USD 420,000	The Bank of Montreal	07/08/20	3,148
USD 97,296	GBP 79,000	UBS AG	07/06/20	(595)
USD 3,025,387	EUR 2,718,000	UBS AG	07/06/20	(28,555)
USD 599,117	EUR 529,000	UBS AG	07/06/20	4,733
USD 744,583	EUR 655,000	UBS AG	07/06/20	8,626
USD 415,000	CAD 577,775	UBS AG	07/08/20	(10,593)
USD 415,000	CAD 571,518	UBS AG	07/08/20	(5,984)
USD 1,874,955	NZD 3,023,000	Westpac Banking Corp.	07/06/20	(75,803)
GBP 449,582	EUR 495,000	Westpac Banking Corp.	11/02/20	(259)
				$ (39,662)

At June 30, 2020, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	8	06/13/22	$1,996,000	$27,487
Canada 10-Year Bond	31	09/21/20	3,512,390	2,989
Short-Term Euro-BTP	24	09/08/20	3,016,718	18,715
U.S. Treasury 2-Year Note	7	09/30/20	1,545,797	972
U.S. Treasury 5-Year Note	343	09/30/20	43,129,570	96,034
U.S. Treasury Long Bond	3	09/21/20	535,688	2,724
U.S. Treasury Ultra Long Bond	11	09/21/20	2,399,719	25,586
			$56,135,882	$174,507
Short Contracts:
Euro-Bund	(20)	09/08/20	(3,966,385)	(46,792)
Euro-Buxl® 30-year German Government Bond	(3)	09/08/20	(741,372)	(10,875)
Japan 10-Year Bond (TSE)	(5)	09/14/20	(7,036,351)	4,082
Long-Term Euro-BTP	(5)	09/08/20	(808,242)	(24,161)
U.S. Treasury 10-Year Note	(46)	09/21/20	(6,401,906)	(14,944)
U.S. Treasury Ultra 10-Year Note	(78)	09/21/20	(12,283,781)	(51,169)
			$(31,238,037)	$(143,859)

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.298)%	Annual	01/16/22	EUR 2,480,000	$3,600	$3,600
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.479)	Annual	03/05/22	EUR 1,230,000	(1,929)	(1,929)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.477)	Annual	03/06/22	EUR 730,000	(1,064)	(1,064)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.493)	Annual	03/09/22	EUR 880,000	(1,595)	(1,595)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.250)	Annual	06/24/22	EUR 560,000	1,600	1,600
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	06/25/22	EUR 210,000	424	424
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.280)	Annual	06/26/22	EUR 210,000	483	483
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.275)	Annual	06/30/22	EUR 210,000	514	514
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.292)	Annual	07/16/22	EUR 780,000	1,776	1,776
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR 1,240,000	2,564	2,564
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR 1,300,000	2,703	2,703
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.320)	Annual	09/29/22	EUR 1,150,000	2,137	2,137
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.340)	Annual	10/02/22	EUR 1,250,000	1,774	1,774
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.336)	Annual	10/02/22	EUR 1,170,000	1,767	1,767
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.341)	Annual	11/02/22	EUR 810,000	1,203	1,203
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.333)	Annual	02/12/23	EUR 610,000	1,012	1,012
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.414)	Annual	03/02/23	EUR 1,450,000	(219)	(219)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.474)	Annual	03/04/23	EUR 620,000	(943)	(943)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.304)	Annual	04/29/23	EUR 1,240,000	2,926	2,926
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.337)	Annual	05/03/23	EUR 810,000	1,302	1,302
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.370)	Annual	05/04/23	EUR 760,000	652	652
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.372)	Annual	05/06/23	EUR 400,000	331	331
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.415)	Annual	06/24/23	EUR 610,000	(60)	(60)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.400)	Annual	06/25/23	EUR 610,000	158	158
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.426)	Annual	07/02/23	EUR 720,000	—	—
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.436)	Annual	10/06/23	EUR 310,000	(203)	(203)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.147)	Annual	06/23/30	EUR 1,275,000	4,883	4,883
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD 2,590,000	20,225	20,224
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	11/22/20	USD 2,760,000	13,109	13,109
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD 20,030,000	730,386	730,386
Pay	3-month USD-LIBOR	Quarterly	0.679	Semi-Annual	03/06/22	USD 670,000	5,027	5,027
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD 5,370,000	194,826	194,826
Pay	3-month USD-LIBOR	Quarterly	0.272	Semi-Annual	06/01/22	USD 1,250,000	921	921
Pay	3-month USD-LIBOR	Quarterly	1.500	Semi-Annual	06/03/22	USD 3,495,000	85,158	85,158
Pay	3-month USD-LIBOR	Quarterly	1.713	Semi-Annual	07/13/22	USD 9,250,000	140,561	140,561
Pay	3-month USD-LIBOR	Quarterly	0.328	Semi-Annual	07/22/22	USD 850,000	1,724	1,724
Pay	3-month USD-LIBOR	Quarterly	0.297	Semi-Annual	07/30/22	USD 730,000	1,034	1,034
Pay	3-month USD-LIBOR	Quarterly	0.292	Semi-Annual	08/10/22	USD 1,090,000	1,459	1,459
Pay	3-month USD-LIBOR	Quarterly	0.730	Semi-Annual	09/04/22	USD 2,810,000	28,705	28,705
Pay	3-month USD-LIBOR	Quarterly	0.733	Semi-Annual	09/04/22	USD 1,220,000	12,548	12,548
Pay	3-month USD-LIBOR	Quarterly	0.409	Semi-Annual	09/28/22	USD 500,000	1,932	1,932
Pay	3-month USD-LIBOR	Quarterly	0.345	Semi-Annual	09/29/22	USD 1,870,000	4,819	4,819
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	09/29/22	USD 670,000	1,840	1,840
Pay	3-month USD-LIBOR	Quarterly	0.388	Semi-Annual	09/29/22	USD 1,080,000	3,723	3,723
Pay	3-month USD-LIBOR	Quarterly	0.431	Semi-Annual	09/29/22	USD 580,000	2,492	2,492
Pay	3-month USD-LIBOR	Quarterly	0.352	Semi-Annual	10/02/22	USD 1,330,000	3,643	3,643
Pay	3-month USD-LIBOR	Quarterly	1.095	Semi-Annual	03/01/23	USD 2,840,000	50,439	50,439
Pay	3-month USD-LIBOR	Quarterly	0.878	Semi-Annual	03/02/23	USD 1,420,000	19,059	19,059
Pay	3-month USD-LIBOR	Quarterly	0.882	Semi-Annual	03/02/23	USD 1,410,000	19,023	19,023
Pay	3-month USD-LIBOR	Quarterly	0.492	Semi-Annual	03/16/23	USD 9,420,000	53,698	53,698
Pay	3-month USD-LIBOR	Quarterly	0.297	Semi-Annual	05/05/23	USD 540,000	946	946
Pay	3-month USD-LIBOR	Quarterly	0.294	Semi-Annual	06/14/23	USD 925,000	1,466	1,466
Pay	3-month USD-LIBOR	Quarterly	0.306	Semi-Annual	06/14/23	USD 925,000	1,685	1,685
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD 4,210,000	519,933	519,933
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	02/04/25	USD 250,000	25,409	25,409
Pay	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/28/25	USD 2,390,000	246,635	246,635
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD 860,000	1,564	1,564
Pay	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	09/08/25	USD 280,000	5,907	5,907
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD 870,000	4,234	4,234
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD 870,000	5,425	5,425
Pay	3-month USD-LIBOR	Quarterly	1.797	Semi-Annual	01/07/30	USD 310,000	34,491	34,491
Pay	3-month USD-LIBOR	Quarterly	1.726	Semi-Annual	01/08/30	USD 300,000	31,355	31,355
Pay	3-month USD-LIBOR	Quarterly	1.750	Semi-Annual	01/23/30	USD 270,000	28,839	28,839
Pay	3-month USD-LIBOR	Quarterly	1.694	Semi-Annual	01/28/30	USD 300,000	30,479	30,479
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/29/30	USD 300,000	27,274	27,274
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/30/30	USD 300,000	27,267	27,267

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.606%	Semi-Annual	01/30/30	USD 300,000	$27,992	$27,992
Pay	3-month USD-LIBOR	Quarterly	1.511	Semi-Annual	02/05/30	USD 330,000	27,870	27,870
Pay	3-month USD-LIBOR	Quarterly	0.682	Semi-Annual	02/15/30	USD 870,000	4,421	4,421
Pay	3-month USD-LIBOR	Quarterly	1.432	Semi-Annual	02/25/30	USD 295,000	22,816	22,816
Pay	3-month USD-LIBOR	Quarterly	1.319	Semi-Annual	02/26/30	USD 295,000	19,635	19,635
Pay	3-month USD-LIBOR	Quarterly	1.239	Semi-Annual	03/02/30	USD 290,000	17,122	17,122
Pay	3-month USD-LIBOR	Quarterly	0.757	Semi-Annual	03/25/30	USD 80,000	1,022	1,022
Pay	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	04/07/30	USD 610,000	716	716
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD 610,000	11,080	11,080
Pay	3-month USD-LIBOR	Quarterly	0.659	Semi-Annual	04/29/30	USD 270,000	662	662
Pay	3-month USD-LIBOR	Quarterly	1.570	Semi-Annual	04/29/30	USD 330,000	30,053	30,053
Pay	3-month USD-LIBOR	Quarterly	0.610	Semi-Annual	05/01/30	USD 470,000	(1,080)	(1,080)
Pay	3-month USD-LIBOR	Quarterly	0.610	Semi-Annual	05/01/30	USD 270,000	(607)	(607)
Pay	3-month USD-LIBOR	Quarterly	0.632	Semi-Annual	05/04/30	USD 360,000	(43)	(43)
Pay	3-month USD-LIBOR	Quarterly	0.665	Semi-Annual	06/03/30	USD 400,000	1,210	1,210
Pay	3-month USD-LIBOR	Quarterly	0.696	Semi-Annual	06/16/30	USD 180,000	1,072	1,072
Pay	3-month USD-LIBOR	Quarterly	0.712	Semi-Annual	06/23/30	USD 60,000	447	447
Pay	3-month USD-LIBOR	Quarterly	0.637	Semi-Annual	07/01/30	USD 180,000	(1)	(4)
Pay	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	07/02/30	USD 280,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.020	Semi-Annual	09/08/30	USD 400,000	14,531	14,531
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD 210,000	35,880	35,880
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD 100,000	13,592	13,592
Pay	3-month USD-LIBOR	Quarterly	0.790	Semi-Annual	05/09/32	USD 620,000	(920)	(920)
Pay	3-month USD-LIBOR	Quarterly	0.851	Semi-Annual	03/12/40	USD 570,000	(15,585)	(15,585)
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD 120,000	29,534	29,534
Pay	3-month USD-LIBOR	Quarterly	0.693	Semi-Annual	03/11/50	USD 50,000	(3,087)	(3,087)
Pay	3-month USD-LIBOR	Quarterly	1.105	Semi-Annual	08/21/50	USD 190,000	9,595	9,595
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD 92,000	8,216	8,216
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD 25,000	5,902	5,902
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.450)	Annual	12/16/21	EUR 1,200,000	2,156	2,156
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.358)	Annual	03/20/22	EUR 1,160,000	(752)	(752)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.312)	Annual	03/23/22	EUR 2,680,000	(4,080)	(4,080)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.379)	Annual	06/19/22	EUR 1,510,000	395	395
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.253)	Annual	09/22/22	EUR 1,140,000	(3,816)	(3,816)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.174)	Annual	03/23/23	EUR 4,980,000	(26,383)	(26,383)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.180)	Annual	03/24/23	EUR 2,490,000	(12,819)	(12,819)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	07/26/23	EUR 1,640,000	(4,535)	(4,535)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.300)	Annual	07/27/23	EUR 3,100,000	(7,858)	(7,858)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.167)	Annual	12/13/23	EUR 1,170,000	(6,195)	(6,195)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.110)	Annual	12/27/23	EUR 300,000	(1,963)	(1,963)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.056)	Annual	01/03/24	EUR 615,000	(4,769)	(4,769)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.050)	Annual	01/03/24	EUR 615,000	(4,860)	(4,860)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.173)	Annual	11/11/24	EUR 260,000	(2,387)	(2,387)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.175)	Annual	03/18/25	EUR 60,000	(625)	(625)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR 510,000	(21,636)	(21,636)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.055	Annual	06/23/50	EUR 415,000	(4,573)	(4,573)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY 860,000	(229)	(229)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY 5,440,000	(704)	(704)
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY 3,930,000	393	393
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY 3,980,000	(2,805)	(2,805)
Receive	6-month JPY-LIBOR	Semi-Annual	0.201	Semi-Annual	08/28/44	JPY 1,960,000	508	508
Receive	6-month JPY-LIBOR	Semi-Annual	0.371	Semi-Annual	01/30/45	JPY 2,810,000	(95)	(95)
Receive	3-month NZD-BBR-FRA	Quarterly	1.080	Semi-Annual	09/16/30	NZD 4,100,000	(83,672)	(83,672)
Receive	3-month USD-LIBOR	Quarterly	0.554	Semi-Annual	03/12/21	USD 5,530,000	(10,052)	(10,052)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/27/21	USD 5,280,000	(50,075)	(50,075)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/30/21	USD 1,340,000	(12,752)	(12,752)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD 5,780,000	(82,884)	(82,884)
Receive	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	02/28/22	USD 2,510,000	(92,555)	(92,555)
Receive	3-month USD-LIBOR	Quarterly	0.459	Semi-Annual	03/16/22	USD 9,290,000	(35,886)	(35,886)
Receive	3-month USD-LIBOR	Quarterly	1.000	Semi-Annual	06/03/22	USD 6,990,000	(103,147)	(103,147)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD 5,710,000	(95,941)	(95,941)
Receive	3-month USD-LIBOR	Quarterly	0.248	Semi-Annual	06/15/22	USD 2,150,000	(1,204)	(1,204)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD10,050,000	(464,718)	(464,718)
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD 9,400,000	(143,471)	(143,471)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD 2,610,000	(272,115)	(272,115)
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD 1,180,000	(17,207)	(17,207)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD 1,440,000	(140,678)	(140,678)
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD 540,000	(13,010)	(13,010)

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	0.652%	Semi-Annual	04/20/27	USD 120,000	$(730)	$(730)
Receive	3-month USD-LIBOR	Quarterly	1.631	Semi-Annual	02/10/30	USD 300,000	(28,802)	(28,802)
Receive	3-month USD-LIBOR	Quarterly	1.313	Semi-Annual	02/27/30	USD 590,000	(38,900)	(38,900)
Receive	3-month USD-LIBOR	Quarterly	0.663	Semi-Annual	03/11/30	USD 150,000	(575)	(575)
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD 440,000	(592)	(592)
Receive	3-month USD-LIBOR	Quarterly	1.760	Semi-Annual	07/09/30	USD 290,000	(32,141)	(32,141)
Receive	3-month USD-LIBOR	Quarterly	0.670	Semi-Annual	07/17/30	USD 360,000	(1,044)	(1,044)
Receive	3-month USD-LIBOR	Quarterly	0.700	Semi-Annual	07/22/30	USD 580,000	(3,332)	(3,332)
Receive	3-month USD-LIBOR	Quarterly	1.315	Semi-Annual	08/27/30	USD 970,000	(63,744)	(63,744)
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD 610,000	(1,578)	(1,591)
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD 600,000	—	—
Receive	3-month USD-LIBOR	Quarterly	0.761	Semi-Annual	06/03/31	USD 798,000	(3,574)	(3,574)
Receive	3-month USD-LIBOR	Quarterly	1.110	Semi-Annual	03/08/32	USD 265,000	(8,339)	(8,339)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD 800,000	3,418	3,418
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD 820,000	3,113	3,113
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD 750,000	2,516	2,516
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD 70,000	(9,022)	(9,022)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD 300,000	(18,604)	(18,604)
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD 320,000	(27,563)	(27,563)
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD 300,000	(26,233)	(26,233)
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD 145,000	(13,441)	(13,441)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD 145,000	(13,518)	(13,518)
Receive	3-month USD-LIBOR	Quarterly	1.998	Semi-Annual	11/07/34	USD 320,000	(30,248)	(30,248)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD 330,000	(34,743)	(34,743)
Receive	3-month USD-LIBOR	Quarterly	2.098	Semi-Annual	10/23/39	USD 180,000	(15,752)	(15,752)
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD 390,000	(34,662)	(34,662)
Receive	3-month USD-LIBOR	Quarterly	0.920	Semi-Annual	11/15/45	USD 415,000	(169)	(169)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD 140,000	(16,096)	(16,096)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD 130,000	(7,587)	(7,587)
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD 100,000	(5,477)	(5,477)
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD 190,000	(75,515)	(75,515)
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD 160,000	(5,209)	(5,209)
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD 160,000	(7,200)	(7,200)
							$434,759	$434,742

At June 30, 2020, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385%	At Termination Date	08/15/28	GBP 465,000	$20,605	$20,605
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP 3,160,000	147,914	147,914
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP 1,470,000	101,260	101,260
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP 1,590,000	78,771	78,771
Pay	U.K. RPI All Items Monthly	At Termination Date	3.286	At Termination Date	03/15/30	GBP 1,585,000	141	141
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP 2,025,000	163,204	163,204
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP 900,000	40,433	40,433
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP 800,000	46,912	46,912
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP 1,560,000	184,836	184,836
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP 700,000	51,774	51,774
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP 600,000	51,535	51,535
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.750	At Termination Date	08/22/29	USD 1,350,000	43,523	43,523
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.857	At Termination Date	11/25/29	USD 1,330,000	57,162	57,162
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR 2,230,000	(151,116)	(151,116)

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.147%	At Termination Date	02/15/30	EUR 1,325,000	$(60,830)	$(60,830)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.456	At Termination Date	11/15/29	GBP 415,000	(15,310)	(15,310)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.458	At Termination Date	12/15/29	GBP 815,000	(25,559)	(25,559)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP 2,025,000	(119,192)	(119,192)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP 900,000	(26,637)	(26,637)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP 800,000	(30,607)	(30,607)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP 1,560,000	(245,456)	(245,456)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP 700,000	(71,848)	(71,848)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP 600,000	(72,528)	(72,528)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD 7,100,000	(260,143)	(260,143)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD 5,100,000	(195,043)	(195,043)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD 6,700,000	(147,914)	(147,914)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD 9,000,000	(483,884)	(483,884)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD 2,500,000	(132,447)	(132,447)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD12,000,000	(469,636)	(469,636)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD 3,000,000	(117,876)	(117,876)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD 4,900,000	(293,981)	(293,981)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD 3,500,000	(144,640)	(144,640)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD 2,700,000	(95,572)	(95,572)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD 1,300,000	(36,915)	(36,915)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD 7,400,000	(525,476)	(525,476)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD 1,650,000	13,511	13,511
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD 4,500,000	(181,446)	(181,446)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD 6,150,000	(498,564)	(498,564)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD 1,600,000	(95,284)	(95,284)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD 450,000	(18,897)	(18,897)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD 1,195,000	(109,156)	(109,156)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.746	At Termination Date	09/06/29	USD 4,100,000	(129,119)	(129,119)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.850	At Termination Date	02/10/30	USD 2,665,000	(120,683)	(120,683)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.504	At Termination Date	03/10/30	USD 3,840,000	(26,345)	(26,345)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD 2,560,000	53,122	53,122
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.268	At Termination Date	03/12/30	USD 2,575,000	48,497	48,497
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.235	At Termination Date	03/13/30	USD 2,520,000	56,206	56,206
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.733	At Termination Date	03/23/30	USD 1,180,000	88,310	88,310
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.835	At Termination Date	03/23/30	USD 655,000	42,085	42,085

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285%	At Termination Date	05/05/30	USD 4,860,000	$88,113	$88,113
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.960	At Termination Date	12/12/49	USD 775,000	(86,197)	(86,197)
							$(3,610,387)	$(3,610,387)

At June 30, 2020, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437%	At Termination Date	01/15/21	USD 22,000,000	$195,926	$—	$195,926
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD 16,000,000	33,116	—	33,116
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD 10,250,000	(30,674)	—	(30,674)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	(56,380)	—	(56,380)
								$141,988	$—	$141,988

At June 30, 2020, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	12/13/21	99.75	USD	106	26,447,000	$18,723	$46,375
U.S. Treasury Long Bond	Put	08/21/20	175.00	USD	8	1,428,500	24,986	8,875
							$43,709	$55,250

At June 30, 2020, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Call	12/13/21	99.38	USD	53	USD 13,223,500	$23,101	$(62,938)
							$23,101	$(62,938)

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put GBP vs. Call EUR	Citibank N.A.	11/02/20	0.900	EUR	1,230,000	$19,678	$32,531
						$19,678	$32,531

At June 30, 2020, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.100%	6-month JPY-LIBOR	06/29/22	JPY692,890,000	$94,254	$1,133
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	172,178
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	175,360
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	43,204

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	$12,496	$43,761
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	117,386
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	76,700
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	44,231
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,149	22,537
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,780	19,055
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	493	1,984
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	17,239
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	19,512
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,796	17,413
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	44,246
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	39,670
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	42,943
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.390%	3-month USD-LIBOR	05/22/23	USD 3,050,000	9,303	10,280
Call on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.772%	3-month USD-LIBOR	11/05/24	USD 5,250,000	28,403	66,591
Call on 20-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 18,900,000	5,916	17,307
Call on 20-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 1,670,000	500	1,560
Call on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.200%	3-month USD-LIBOR	09/23/20	USD 9,490,000	29,893	189,143
Call on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.250%	3-month USD-LIBOR	08/10/20	USD 6,430,000	30,671	133,539
Call on 30-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.828%	3-month USD-LIBOR	11/23/20	USD 270,000	18,684	11,753
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD 960,000	22,728	4,860
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	5,284
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	5,128
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	4,137
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	4,077
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	17,843
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	7,021
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	19,898
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.350%	3-month USD-LIBOR	07/13/20	USD 1,935,000	7,244	—
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,025	4,263
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,778	1,996
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	461	326
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	22,447
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	10,321

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	$13,796	$11,635
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	4,737
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	8,126
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	6,515
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	10,165
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	10,239
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	4,185
Put on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.772%	3-month USD-LIBOR	11/05/24	USD	5,250,000	28,403	6,981
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	24
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	24
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	194
Put on 20-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	17
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	9,306
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	505
Put on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.828%	3-month USD-LIBOR	11/23/20	USD	270,000	18,684	18,901
Put on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.350%	3-month USD-LIBOR	09/04/20	USD	225,000	9,113	1,467
								$1,091,563	$1,529,347

At June 30, 2020, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	$7,459	$(19,988)
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	9,038	(19,988)
						$16,497	$(39,976)

At June 30, 2020, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(270,815)
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(137,401)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(6,124)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(12,557)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(8,985)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.624%	3-month USD-LIBOR	11/02/20	USD	600,000	14,640	(57,131)

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	BNP Paribas Bank	Pay	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	$14,506	$(14,195)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.790%	3-month USD-LIBOR	04/15/21	USD	300,000	8,117	(8,418)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(74,818)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,066	(5,840)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(6,155)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(17,446)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(14,916)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(29,079)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	(6,799)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(12,502)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.200%	3-month USD-LIBOR	08/17/20	USD	1,230,000	22,878	(67,413)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.708%	3-month USD-LIBOR	04/01/21	USD	530,000	14,972	(12,325)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(7,872)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(20,965)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	5,481	(6,606)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(17,663)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(8,479)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(15,825)
Call on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	(71,533)
Call on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(147,478)
Call on 2-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.700%	3-month USD-LIBOR	09/23/20	USD	18,970,000	20,867	(188,264)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	(74,741)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	(75,021)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.750%	3-month USD-LIBOR	08/10/20	USD	12,850,000	24,418	(138,395)
Call on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.390%	3-month USD-LIBOR	08/21/20	USD	1,150,000	36,800	(152,649)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(22,863)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(12,636)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	14,671	(16,250)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(10,374)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.200%	3-month USD-LIBOR	09/22/20	USD	625,000	875	(972)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.200%	3-month USD-LIBOR	09/24/20	USD	625,000	750	(994)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.250%	3-month USD-LIBOR	06/29/21	USD	5,025,000	31,658	(29,617)

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	$23,100	$(25,120)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.624%	3-month USD-LIBOR	11/02/20	USD	600,000	14,640	(390)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.637%	3-month USD-LIBOR	11/02/20	USD	590,000	14,219	(369)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(317)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(13,464)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(146)
Put on 10-Year Interest Rate Swap(5)	Deutsche Bank AG	Receive	0.180%	6-month EUR-EURIBOR	07/16/20	EUR	2,620,000	35,746	(1)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(6,386)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(12,025)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(4,396)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.000%	3-month USD-LIBOR	06/01/21	USD	2,320,000	34,974	(33,123)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.050%	3-month USD-LIBOR	06/11/21	USD	540,000	7,695	(7,148)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	583,000	9,619	(5,667)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.612%	3-month USD-LIBOR	09/14/20	USD	590,000	14,676	(98)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.750%	3-month USD-LIBOR	08/07/20	USD	460,000	7,670	(1)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.763%	3-month USD-LIBOR	09/16/20	USD	1,180,000	29,677	(124)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	11,088	(4,021)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	10,836	(4,021)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	08/03/20	USD	510,000	7,599	—
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD	900,000	20,644	(3,405)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD	890,000	20,692	(3,142)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	7,102	—
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(5,025)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(2,384)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(1,201)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas Bank	Receive	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(14,702)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	0.790%	3-month USD-LIBOR	04/14/21	USD	300,000	8,117	(5,918)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(69)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.950%	3-month USD-LIBOR	07/13/20	USD	970,000	10,406	—
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,066	(6,206)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(5,868)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(20,981)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(13,913)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(25,981)

See Accompanying Notes to Financial Statements

35

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	$6,993	$(5,303)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD	600,000	10,950	(5,778)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD	600,000	10,680	(5,822)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	930,000	15,624	(9,039)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(13,977)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.300%	3-month USD-LIBOR	07/27/20	USD	940,000	11,515	—
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	6,767	—
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.600%	3-month USD-LIBOR	08/17/20	USD	1,230,000	22,878	(32)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(2,317)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,222	(1,164)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.708%	3-month USD-LIBOR	04/01/21	USD	530,000	14,973	(12,043)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(7,000)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(17,995)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	5,481	(3,558)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(8,818)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	1.950%	3-month USD-LIBOR	01/28/22	USD	880,000	20,570	(4,501)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(14,835)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(6,026)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(6,076)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(3,601)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(3,634)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/28/21	USD	14,860,000	41,682	(33)
Put on 1-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(16)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.550%	3-month USD-LIBOR	04/21/22	USD	4,360,000	7,652	(3,907)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(3,648)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(5,448)
Put on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	(1)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(13,108)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(1,153)

See Accompanying Notes to Financial Statements

36

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	$33,304	$(28)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,040,000	2,873	(342)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,010,000	2,747	(318)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR	1,140,000	2,605	(396)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR	2,310,000	5,817	(615)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR	4,470,000	15,550	(613)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR	2,262,400	7,485	(421)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR	6,960,000	26,460	(916)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR	1,220,000	2,973	(397)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,641	(522)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR	1,040,000	2,410	(349)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,750	(426)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(322)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR	3,460,000	12,434	(461)
Put on 2-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	11/27/20	USD	5,720,000	7,751	(2)
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	(4)
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,424	—
Put on 2-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(2)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR	1,210,000	2,499	(432)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR	1,240,000	2,269	(494)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR	1,180,000	2,489	(517)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	1,570,000	2,128	(1,248)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	2,780,000	3,847	(2,209)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR	5,030,000	8,276	(6,324)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	—
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/24/20	USD	4,660,000	6,291	(67)
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.000%	3-month USD-LIBOR	10/05/20	USD	2,325,000	2,441	(3)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	4,453	(2)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	2,973	(2)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	(4)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/27/20	EUR	1,740,000	4,896	(2)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(7,133)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(5,664)

See Accompanying Notes to Financial Statements

37

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	$14,671	$(9,694)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(6,929)
Put on 5-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.500%	3-month USD-LIBOR	09/22/20	USD	625,000	1,188	(845)
Put on 5-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.500%	3-month USD-LIBOR	09/24/20	USD	625,000	1,484	(880)
Put on 5-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	23,100	(21,535)
								$2,014,133	$(2,236,679)

At June 30, 2020, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.350%	Receive	07/08/20	USD 4,670,000	$3,853	$—
						$3,853	$—

At June 30, 2020, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	Citibank N.A.	0.300%	Pay	02/14/22	USD 17,550,000	$30,883	$66,307
						$30,883	$66,307

At June 30, 2020, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.250%	Receive	07/08/20	USD 9,330,000	$4,665	$0
						$4,665	$0

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — EU Euro
GBP — British Pound
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

See Accompanying Notes to Financial Statements

38

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$32,531
Interest rate contracts	Investments in securities at value*	1,650,904
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	223,964
Interest rate contracts	Net Assets- Unrealized appreciation**	178,589
Interest rate contracts	Net Assets- Unrealized appreciation***	4,094,850
Interest rate contracts	Unrealized appreciation on OTC swap agreements	229,042
Total Asset Derivatives		$6,409,880
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$263,626
Interest rate contracts	Net Assets- Unrealized depreciation**	147,941
Interest rate contracts	Net Assets- Unrealized depreciation***	7,270,493
Interest rate contracts	Unrealized depreciation on OTC swap agreements	87,054
Interest rate contracts	Written options, at fair value	2,339,593
Total Liability Derivatives		$10,108,707

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$152,369	$(252,023)	$—	$—	$—	$(99,654)
Interest rate contracts	(313,002)	—	967,111	(904,069)	236,135	(13,825)
Total	$(160,633)	$(252,023)	$967,111	$(904,069)	$236,135	$(113,479)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$29,199	$217,765	$—	$—	$3,699	$250,663
Interest rate contracts	462,356	—	191,650	(3,441,085)	(751,046)	(3,538,125)
Total	$491,555	$217,765	$191,650	$(3,441,085)	$(747,347)	$(3,287,462)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

39

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets	The Bank of Montreal	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$810,734	$—	$296,846	$94,493	$30,624	$—	$327,955	$67,533	$—	$—	$—	$—	$1,628,185
Forward foreign currency contracts	57,726	6,748	33,612	22,956	15,462	1,163	11,284	22,664	—	—	34,956	4,034	13,359	—	223,964
OTC Inflation-linked swaps	—	—	195,926	—	33,116	—	—	—	—	—	—	—	—	—	229,042
Total Assets	$57,726	$6,748	$1,040,272	$22,956	$345,424	$95,656	$41,908	$22,664	$327,955	$67,533	$34,956	$4,034	$13,359	$—	$2,081,191
Liabilities:
Forward foreign currency contracts	$57,548	$6,811	$5,490	$4,576	$11,377	$1,972	$—	$603	$44,314	$9,066	$—	$80	$45,727	$76,062	263,626
OTC Inflation-linked swaps	—	—	—	—	87,054	—	—	—	—	—	—	—	—	—	87,054
Written options	—	—	894,554	28,897	204,878	402,462	102,284	—	428,334	215,244	—	—	—	—	2,276,653
Total Liabilities	$57,548	$6,811	$900,044	$33,473	$303,309	$404,434	$102,284	$603	$472,648	$224,310	$—	$80	$45,727	$76,062	$2,627,333
Net OTC derivative instruments by counterparty, at fair value	$178	$(63)	$140,228	$(10,517)	$42,115	$(308,778)	$(60,376)	$22,061	$(144,693)	$(156,777)	$34,956	$3,954	$(32,368)	$(76,062)	(546,142)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(70,000)	$—	$(40,000)	$280,000	$60,376	$—	$98,000	$150,000	$—	$—	$—	$—	$478,376
Net Exposure(1)(2)	$178	$(63)	$70,228	$(10,517)	$2,115	$(28,778)	$—	$22,061	$(46,693)	$(6,777)	$34,956	$3,954	$(32,368)	$(76,062)	$(67,766)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2020, the Portfolio had pledged $80,000, in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $254,276,121.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,894,541
Gross Unrealized Depreciation	(9,792,894)
Net Unrealized Appreciation	$18,101,647

See Accompanying Notes to Financial Statements

40

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

Corporate Bonds/Notes	63.6%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Obligations	11.1%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.0%
Asset-Backed Securities	0.3%
Municipal Bonds	0.0%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 63.6%
		Basic Materials: 5.3%
11,110,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	$10,925,407	3.6
1,415,000		Nucor Corp., 2.700%, 06/01/2030	1,487,404	0.5
2,610,000		Steel Dynamics, Inc., 3.450%, 04/15/2030	2,733,330	0.9
770,000		Other Securities	832,863	0.3
			15,979,004	5.3

		Communications: 1.5%
2,360,000		Comcast Corp., 2.800%, 01/15/2051	2,424,273	0.8
600,000		Walt Disney Co/The, 4.625%, 03/23/2040	752,237	0.2
1,055,000		Walt Disney Co/The, 4.700%, 03/23/2050	1,381,821	0.5
			4,558,331	1.5

		Consumer, Cyclical: 2.7%
1,070,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,105,651	0.4
2,020,000		General Motors Co., 6.250%-6.800%, 10/01/2027–10/02/2043	2,243,502	0.7
1,645,000		Southwest Airlines Co., 5.125%, 06/15/2027	1,707,879	0.6
2,590,000		Other Securities	3,112,105	1.0
			8,169,137	2.7

		Consumer, Non-cyclical: 6.6%
1,905,000		Amgen, Inc., 3.150%, 02/21/2040	2,032,273	0.7
1,095,000		Amgen, Inc., 3.375%, 02/21/2050	1,204,642	0.4
2,190,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	2,622,733	0.9
775,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 06/01/2060	931,074	0.3
8,380,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	10,597,914	3.5
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
460,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	$523,642	0.2
150,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	176,604	0.1
1,235,000		Other Securities	1,529,644	0.5
			19,618,526	6.6

		Energy: 7.4%
3,980,000		Apache Corp., 4.250%, 01/15/2044	3,001,569	1.0
2,100,000		Concho Resources, Inc., 4.875%, 10/01/2047	2,369,553	0.8
1,035,000		Exxon Mobil Corp., 3.452%, 04/15/2051	1,154,081	0.4
7,020,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	7,950,631	2.6
1,780,000		Total Capital International SA, 3.127%, 05/29/2050	1,822,193	0.6
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	554,854	0.2
6,485,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	5,387,965	1.8
			22,240,846	7.4

		Financial: 17.3%
5,940,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	7,446,467	2.5
4,505,000		Bank of Montreal, 0.761%, (SOFRRATE + 0.680%), 03/10/2023	4,477,346	1.5
3,780,000		Canadian Imperial Bank of Commerce, 0.881%, (SOFRRATE + 0.800%), 03/17/2023	3,759,812	1.3
6,655,000	(2)	Citigroup, Inc., 5.316%, 03/26/2041	9,073,376	3.0
1,750,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	1,791,900	0.6
900,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	973,409	0.3
6,860,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	8,397,490	2.8
2,620,000	(1)	Metropolitan Life Global Funding I, 0.624%, (SOFRRATE + 0.570%), 01/13/2023	2,604,514	0.9
290,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	327,707	0.1
1,280,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	1,322,361	0.4
2,930,000		Wells Fargo & Co., 2.016%, (US0003M + 1.025%), 07/26/2021	2,954,039	1.0
2,695,000	(2)	Wells Fargo & Co., 4.478%, 04/04/2031	3,269,140	1.1
1,545,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	2,143,108	0.7
2,835,000		Other Securities	3,143,854	1.1
			51,684,523	17.3

See Accompanying Notes to Financial Statements

41

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: 5.5%
1,005,000		Boeing Co/The, 5.930%, 05/01/2060	$1,192,557	0.4
2,745,000		Boeing Co/The, 3.950%-5.805%, 05/01/2040- 08/01/2059	2,920,912	1.0
1,630,000		FedEx Corp., 5.250%, 05/15/2050	1,998,142	0.7
3,695,000		General Electric Co., 4.350%, 05/01/2050	3,667,973	1.2
1,035,000		Northrop Grumman Corp., 5.150%-5.250%, 05/01/2040-05/01/2050	1,438,619	0.5
1,205,000		Snap-on, Inc., 3.100%, 05/01/2050	1,242,973	0.4
480,000		United Parcel Service, Inc., 5.200%, 04/01/2040	664,713	0.2
1,370,000		United Parcel Service, Inc., 5.300%, 04/01/2050	1,965,783	0.7
1,135,000		Other Securities	1,394,972	0.4
			16,486,644	5.5

		Technology: 14.1%
5,495,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,087,601	2.0
160,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	199,549	0.1
5,375,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	6,598,728	2.2
920,000		Intel Corp., 4.750%, 03/25/2050	1,302,026	0.4
325,000		Intel Corp., 4.950%, 03/25/2060	480,109	0.2
6,565,000		International Business Machines Corp., 4.250%, 05/15/2049	8,232,821	2.7
7,790,000		Micron Technology, Inc., 5.327%, 02/06/2029	9,330,587	3.1
1,105,000		NVIDIA Corp., 3.500%, 04/01/2040-04/01/2050	1,290,226	0.4
2,105,000		Oracle Corp., 3.600%, 04/01/2050	2,383,507	0.8
1,935,000		Oracle Corp., 3.850%, 04/01/2060	2,276,252	0.8
2,665,000		VMware, Inc., 4.700%, 05/15/2030	2,951,502	1.0
1,005,000		Other Securities	1,041,404	0.4
			42,174,312	14.1

		Utilities: 3.2%
2,800,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,966,250	1.0
1,680,000		Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/2030	1,915,765	0.6
475,000		Consolidated Edison Co. of New York, Inc., 3.950%, 04/01/2050	567,852	0.2
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,955,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	$3,331,765	1.1
715,000		Other Securities	877,198	0.3
			9,658,830	3.2

		Total Corporate Bonds/Notes (Cost $176,091,463)	190,570,153	63.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
2,024,543	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	2,044,464	0.7
1,135,031	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	1,167,909	0.4
2,807,690	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	2,839,064	0.9

		Total Collateralized Mortgage Obligations (Cost $5,889,952)	6,051,437	2.0

MUNICIPAL BONDS: 0.0%
		Minnesota: 0.0%
19,430		Northstar Education Finance, Inc., 0.987%, (US0003M + 0.100%), 04/28/2030	19,418	0.0

		Total Municipal Bonds (Cost $19,151)	19,418	0.0

U.S. TREASURY OBLIGATIONS: 14.6%
		U.S. Treasury Notes: 14.6%
43,875,000		0.264%, (USBMMY3M + 0.114%), 04/30/2022	43,908,663	14.6
		Total U.S. Treasury Obligations (Cost $43,895,430)	43,908,663	14.6

U.S. GOVERNMENT AGENCY OBLIGATIONS(3): 11.1%
		Federal Home Loan Bank: 3.3%
9,800,000		1.875%, 07/07/2021	9,967,372	3.3

		Federal Home Loan Mortgage Corporation: 2.5%
7,300,000		1.125%, 08/12/2021	7,378,621	2.5

		Federal National Mortgage Association: 5.3%
15,900,000		1.500%, 07/30/2020	15,917,863	5.3

		Total U.S. Government Agency Obligations (Cost $32,991,285)	33,263,856	11.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.165%, (US0001M + 0.980%), 05/15/2036	1,509,425	0.5

See Accompanying Notes to Financial Statements

42

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	$9,798,220	3.3

		Total Commercial Mortgage-Backed Securities (Cost $11,127,346)	11,307,645	3.8

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	771,518	0.3

		Total Asset-Backed Securities (Cost $695,767)	771,518	0.3
		Total Long-Term Investments (Cost $270,710,394)	285,892,690	95.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.7%
		Mutual Funds: 8.7%
26,090,689	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $26,090,689)	26,090,689	8.7

		Total Short-Term Investments (Cost $26,090,689)	26,090,689	8.7
		Total Investments in Securities (Cost $296,801,083)	$311,983,379	104.1
		Liabilities in Excess of Other Assets	(12,245,947)	(4.1)
		Net Assets	$299,737,432	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:

SOFRRATE    Secured Overnight Financing Rate

US0001M        1-month LIBOR

US0003M         3-month LIBOR

USBMMY3M    U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

43

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$190,570,153	$—	$190,570,153
Collateralized Mortgage Obligations	—	6,051,437	—	6,051,437
Municipal Bonds	—	19,418	—	19,418
Commercial Mortgage-Backed Securities	—	11,307,645	—	11,307,645
U.S. Government Agency Obligations	—	33,263,856	—	33,263,856
Asset-Backed Securities	—	771,518	—	771,518
U.S. Treasury Obligations	—	43,908,663	—	43,908,663
Short-Term Investments	26,090,689	—	—	26,090,689
Total Investments, at fair value	$26,090,689	$285,892,690	$—	$311,983,379

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $296,823,332.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,686,901
Gross Unrealized Depreciation	(1,526,853)
Net Unrealized Appreciation	$15,160,048

See Accompanying Notes to Financial Statements

44

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF SUB-ADVISORY CONTRACTS IN CONNECTION WITH A CHANGE OF CONTROL

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company, such as Voya Variable Insurance Trust (the “Trust”), acting on behalf of VY® BrandywineGLOBAL — Bond Portfolio (the “Portfolio”), a series of the Trust, can enter into a new sub-advisory contract only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the Portfolio’s sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Trustees”), approve the new arrangement. The 1940 Act also provides that any sub-advisory contract must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a “Change of Control.”

At a meeting held on May 14, 2020, the Board considered a proposal by management that Voya Investments, LLC (the “Manager”), the Portfolio’s investment manager, enter into a new sub-advisory contract (the “New Agreement”) with Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”), the Portfolio’s sub-adviser. The Board was informed that it was being asked to consider the New Agreement because Legg Mason, Inc. (“Legg Mason”), a direct corporate parent of Brandywine Global, had entered into an agreement with Franklin Resources, Inc. (“Franklin”), under which Franklin will acquire Legg Mason and, as a result, will acquire Legg Mason’s ownership interest in Brandywine Global (the “Transaction”). The Board was advised that the Transaction would result in a Change of Control of Brandywine Global and constitute an “assignment” (as defined in the 1940 Act) of the current sub-advisory agreement under which the Sub-Adviser provides services to the Portfolio (“Prior Agreement”).

In light of the foregoing, at a meeting held via teleconference on May 14, 2020, the Board approved the New Agreement to replace the Prior Agreement upon the closing of the Transaction. Discussed below are certain factors that the Board considered at its meeting on May 14, 2020, in determining whether to approve the New Agreement.

The decision by the Board, including a majority of the Independent Trustees, to approve the New Agreement was based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolio for the Sub-Adviser to continue providing sub-advisory services for the Portfolio, without interruption, after the Change of Control. To inform its determinations of whether to approve the New Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreement should be approved. Prior to its approval of the New Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Sub-Adviser under the Prior Agreement and to be provided under the New Agreement. In considering the New Agreement at its May 14, 2020 meeting, the Board placed emphasis on the information provided to it previously in connection with the Board’s review of the Prior Agreement, which was approved at the in-person meeting of the Board held on May 23, 2019. At that meeting, the Board concluded, in light of all factors it considered, to approve the Prior Agreement and that the fee rates set forth in the Prior Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services to be provided under the Prior Agreement; (2) the fairness of the compensation under the Prior Agreement in light of the services to be provided by Brandywine Global; (3) the sub-advisory fee rate payable by the Manager to the Sub-Adviser and how this fee rate compared to the fee rates charged by Brandywine Global to other accounts managed pursuant to a similar investment strategy; and (4) the potential “fall-out” benefits to the Sub-Adviser and its affiliates from Brandywine Global’s relationship with the Portfolio.

A further description of the process that the Board followed in approving the Prior Agreement on May 23, 2019, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolio’s Semi-Annual Report, dated June 30, 2019, under the section titled “SUB-ADVISORY CONTRACT APPROVAL DISCUSSION.”

To inform its determinations as to whether to approve the New Agreement, the Board also received the following materials: (1) information that Brandywine Global provided to the Board in response to inquiries from K&L Gates LLP, counsel to the Independent Trustees, in connection with the Board’s consideration; and (2) a memorandum presenting management’s rationale for requesting that the Board approve the New Agreement. In reviewing the proposed New Agreement, the Board considered a number of factors, including, but not limited to, the factors set out below.

1) The Sub-Adviser’s description of the Transaction, including the Sub-Adviser’s representation that, following the closing of the Transaction, it will continue to operate on a standalone and independent basis and its investment philosophies, processes and brands will remain unchanged.

2) The Sub-Adviser’s representation that there are not expected to be any differences between the nature, extent

45

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and quality of services currently provided by the Sub-Adviser to the Fund and those it the Sub-Adviser would provide to the Fund upon the closing of the Transaction.

3) The Sub-Adviser’s representations that, following the Transaction, the Sub-Adviser does not expect any changes to: (i) the Portfolio’s portfolio management team; (ii) the investment process used by the Sub-Adviser with respect to the Portfolio; or (iii) its overall staffing levels.

4) The Sub-Adviser’s representation that, for the period August 9, 2019 (the date that it began serving as the Portfolio’s sub-adviser) through December 31, 2019, the Portfolio outperformed its benchmark index.

5) Representations by the Sub-Adviser that the terms of the New Agreement are substantially similar to the terms of the Prior Agreement, and that the fee rate payable under the New Agreement is the same as the fee rate payable under the Prior Agreement.

6) The Sub-Adviser’s representations that there were no other material changes or developments relating to the information provided by Brandywine Global in connection with the May 2019 approval.

Based on the foregoing and other relevant considerations, at a meeting held by teleconference on May 14, 2020, the Board, including a majority of the Independent Trustees, voted to approve the New Agreement. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreement, including the fee rate schedule, were fair and reasonable, and the New Agreement should be approved so as to enable a continuation without interruption of the services being provided by the Sub-Adviser. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Agreement.

46

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0620-082420)

Semi-Annual Report

June 30, 2020

Classes ADV, I and S

Voya Investors Trust

■	Voya Global Perspectives® Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P is available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings, as filed on Form NPORT-P is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
January 21, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Class ADV	$1,000.00	$1,038.50	0.49%	$2.48	$1,000.00	$1,022.43	0.49%	$2.46
Class I	1,000.00	1,040.00	0.19	0.96	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	1,038.50	0.44	2.23	1,000.00	1,022.68	0.44	2.21

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$100,555,759
Cash	16,845
Receivables:
Investments in affiliated underlying funds sold	174,075
Fund shares sold	3,303
Prepaid expenses	1,122
Reimbursement due from Investment Adviser	3,489
Other assets	9,850
Total assets	100,764,443
LIABILITIES:
Payable for fund shares redeemed	174,124
Payable for investment management fees	16,596
Payable for distribution and shareholder service fees	22,817
Payable to trustees under the deferred compensation plan (Note 6)	9,850
Payable for trustee fees	490
Other accrued expenses and liabilities	34,171
Total liabilities	258,048
NET ASSETS	$100,506,395
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$87,431,043
Total distributable earnings	13,075,352
NET ASSETS	$100,506,395

* Cost of investments in affiliated underlying funds	$95,808,379

Class ADV
Net assets	$92,012,916
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,933,070
Net asset value and redemption price per share	$11.60

Class I
Net assets	$8,428,104
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	719,764
Net asset value and redemption price per share	$11.71

Class S
Net assets	$65,375
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,631
Net asset value and redemption price per share	$11.61

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,967,048
Total investment income	1,967,048

EXPENSES:
Investment management fees	97,442
Distribution and shareholder service fees:
Class ADV	268,584
Class S	78
Transfer agent fees (Note 6):
Class ADV	4,462
Class I	442
Class S	7
Shareholder reporting expense	7,098
Professional fees	16,016
Custody and accounting expense	5,824
Trustee fees	1,960
Miscellaneous expense	6,203
Total expenses	408,116
Waived and reimbursed fees	(179,793)
Net expenses	228,323
Net investment income	1,738,725

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,522,130
Capital gain distributions from affiliated underlying funds	1,140,185
Net realized gain	2,662,315
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(894,239)
Net change in unrealized appreciation (depreciation)	(894,239)
Net realized and unrealized gain	1,768,076
Increase in net assets resulting from operations	$3,506,801

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,738,725	$2,202,850
Net realized gain	2,662,315	4,039,993
Net change in unrealized appreciation (depreciation)	(894,239)	11,208,477
Increase in net assets resulting from operations	3,506,801	17,451,320

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,252,542)
Class I	—	(593,230)
Class S	—	(4,546)
Total distributions	—	(7,850,318)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,514,298	3,178,856
Reinvestment of distributions	—	7,850,318
	1,514,298	11,029,174
Cost of shares redeemed	(8,114,983)	(19,820,159)
Net decrease in net assets resulting from capital share transactions	(6,600,685)	(8,790,985)
Net increase (decrease) in net assets	(3,093,884)	810,017

NET ASSETS:
Beginning of year or period	103,600,279	102,790,262
End of year or period	$100,506,395	$103,600,279

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-20+	11.17	0.19	•	0.24	0.43	—	—	—	—	—	11.60	3.85	0.88	0.49	0.49	3.53	92,013	71
12-31-19	10.21	0.23	•	1.57	1.80	0.37	0.47	—	0.84	—	11.17	17.97	0.87	0.48	0.48	2.07	95,446	13
12-31-18	11.46	0.23	•	(1.06)	(0.83)	0.29	0.13	—	0.42	—	10.21	(7.50)	0.87	0.48	0.48	2.10	94,684	16
12-31-17	10.26	0.23	•	1.25	1.48	0.28	—	—	0.28	—	11.46	14.60	0.86	0.48	0.48	2.11	122,258	13
12-31-16	9.87	0.23	•	0.41	0.64	0.25	—	—	0.25	—	10.26	6.49	0.89	0.52	0.52	2.25	139,474	52
12-31-15	10.91	0.21	•	(0.57)	(0.36)	0.26	0.42	—	0.68	—	9.87	(3.68)	0.98	0.48	0.48	1.99	154,227	42
Class I
06-30-20+	11.26	0.21	•	0.24	0.45	—	—	—	—	—	11.71	4.00	0.28	0.19	0.19	3.85	8,428	71
12-31-19	10.29	0.26	•	1.59	1.85	0.41	0.47	—	0.88	—	11.26	18.33	0.27	0.18	0.18	2.33	8,090	13
12-31-18	11.55	0.28	•	(1.08)	(0.80)	0.33	0.13	—	0.46	—	10.29	(7.21)	0.27	0.18	0.18	2.48	8,051	16
12-31-17	10.34	0.25	•	1.28	1.53	0.32	—	—	0.32	—	11.55	14.98	0.26	0.18	0.18	2.29	8,755	13
12-31-16	9.95	0.25	•	0.43	0.68	0.29	—	—	0.29	—	10.34	6.81	0.24	0.22	0.22	2.41	14,747	52
12-31-15	10.99	0.25	•	(0.57)	(0.32)	0.30	0.42	—	0.72	—	9.95	(3.35)	0.23	0.18	0.18	2.36	2,994	42
Class S
06-30-20+	11.18	0.20	•	0.23	0.43	—	—	—	—	—	11.61	3.85	0.53	0.44	0.44	3.60	65	71
12-31-19	10.22	0.23		1.58	1.81	0.38	0.47	—	0.85	—	11.18	18.08	0.52	0.43	0.43	2.10	65	13
12-31-18	11.48	0.23		(1.06)	(0.83)	0.30	0.13	—	0.43	—	10.22	(7.47)	0.52	0.43	0.43	2.13	55	16
12-31-17	10.28	0.23		1.27	1.50	0.30	—	—	0.30	—	11.48	14.71	0.51	0.43	0.43	2.14	58	13
12-31-16	9.90	0.23		0.42	0.65	0.27	—	—	0.27	—	10.28	6.55	0.49	0.47	0.47	2.28	50	52
12-31-15	10.95	0.22	•	(0.58)	(0.36)	0.27	0.42	—	0.69	—	9.90	(3.70)	0.48	0.43	0.43	2.03	47	42

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$69,936,900	$74,783,177

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020 there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. that owned more than 5% of the Portfolio.

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January, 1, 2020, the Portfolio may pay per account fees to affiliates of Voya Investments for

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by the Portfolio were $4,705.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class ADV(1,2)	Class I(1,2)	Class S(1,2)
1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Pursuant to a side letter through May 1, 2021, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2021	2022	2023	Total
$113,420	$99,803	$93,129	$306,352

The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, the Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2020.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2020	69,389	—	—	(678,614)	(609,225)	763,604	—	—	(7,379,851)	(6,616,247)
12/31/2019	197,096	—	676,543	(1,604,598)	(730,959)	2,170,458	—	7,252,542	(17,490,257)	(8,067,257)
Class I
6/30/2020	68,765	—	—	(67,245)	1,520	750,694	—	—	(733,756)	16,938
12/31/2019	92,317	—	54,979	(211,343)	(64,047)	1,008,165	—	593,230	(2,329,337)	(727,942)
Class S
6/30/2020	—	—	—	(144)	(144)	—	—	—	(1,376)	(1,376)
12/31/2019	21	—	424	(51)	394	233	—	4,546	(565)	4,214

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2019		Year Ended December 31, 2018
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$3,458,637	$4,391,681	$3,212,809	$1,324,051

The tax-basis components of distributable earnings as of December 31, 2019 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
$3,099,291	$3,228,921	$3,245,320

At December 31, 2019, the Portfolio did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2020, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolio has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolio’s Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding the Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Portfolio

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolio’s ability to honor redemption requests timely and the Program Administrator’s management of the Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolio has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolio has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.3542	$0.0006	$0.3728	July 14, 2020	July 10, 2020
Class I	$0.3910	$0.0006	$0.3728	July 14, 2020	July 10, 2020
Class S	$0.3641	$0.0006	$0.3728	July 14, 2020	July 10, 2020

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

13

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
986,664	Voya Emerging Markets Index Portfolio — Class I	$10,478,371	10.4
1,040,153	Voya Global Bond Fund — Class R6	9,902,256	9.8
1,096,024	Voya GNMA Income Fund — Class I	9,447,723	9.4
1,071,326	Voya High Yield Portfolio — Class I	9,888,339	9.8
421,080	Voya Index Plus LargeCap Portfolio — Class I	10,181,726	10.1
1,129,731	Voya International Index Portfolio — Class I	10,348,334	10.3
722,281	Voya MidCap Opportunities Portfolio — Class I	10,480,295	10.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
748,766	Voya Small Company Portfolio — Class I	$10,310,501	10.3
833,916	Voya U.S. Bond Index Portfolio — Class I	9,514,978	9.5
934,882	VY® Clarion Global Real Estate Portfolio — Class I	10,003,236	10.0
	Total Mutual Funds (Cost $95,808,379)	100,555,759	100.0
	Liabilities in Excess of Other Assets	(49,364)	—
	Net Assets	$100,506,395	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$100,555,759	$—	$—	$100,555,759
Total Investments, at fair value	$100,555,759	$—	$—	$100,555,759

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$10,939,364	$5,712,932	$(5,141,691)	$(1,032,234)	$10,478,371	$379,467	$1,238,763	$—
Voya Global Bond Fund — Class R6	9,969,103	8,997,345	(8,849,325)	(214,867)	9,902,256	313,485	(472,376)	—
Voya GNMA Income Fund — Class I	9,943,567	9,127,565	(9,729,312)	105,903	9,447,723	193,193	161,530	—
Voya High Yield Portfolio — Class I	10,137,183	8,954,675	(8,424,298)	(779,221)	9,888,339	367,340	(989,793)	—
Voya Index Plus LargeCap Portfolio — Class I	10,729,830	6,233,554	(5,769,376)	(1,012,282)	10,181,726	167,985	894,268	944,805
Voya International Index Portfolio — Class I	10,624,045	5,584,876	(5,008,400)	(852,187)	10,348,334	297,960	947,221	—
Voya MidCap Opportunities Portfolio — Class I	10,544,892	4,939,380	(6,107,900)	1,103,923	10,480,295	6,255	580,350	—
Voya Small Company Portfolio — Class I	10,707,882	5,978,390	(8,531,816)	2,156,045	10,310,501	65,445	(1,794,801)	195,380
Voya U.S. Bond Index Portfolio — Class I	9,903,706	9,037,032	(9,550,166)	124,406	9,514,978	175,918	501,223	—

See Accompanying Notes to Financial Statements

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Clarion Global Real Estate Portfolio — Class I	$10,134,388	$5,371,151	$(5,008,578)	$(493,725)	$10,003,236	$—	$455,746	$—
	$103,633,960	$69,936,900	$(72,120,862)	$(894,239)	$100,555,759	$1,967,048	$1,522,130	$1,140,185

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $98,204,678.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,487,470
Gross Unrealized Depreciation	(3,136,389)
Net Unrealized Appreciation	$2,351,081

See Accompanying Notes to Financial Statements

15

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VITFOFAIS (0620-082120)

Semi-Annual Report

June 30, 2020

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Growth Portfolio	■	Voya Retirement Moderate Growth Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,026.90	0.51%	$2.57	$1,000.00	$1,022.33	0.51%	$2.56
Class I	1,000.00	1,029.60	0.26	1.31	$1,000.00	1,023.57	0.26	1.31
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$967.70	0.68%	$3.33	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	969.40	0.26	1.27	1,000.00	1,023.57	0.26	1.31
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,003.50	0.60%	$2.99	$1,000.00	$1,021.88	0.60%	$3.02
Class I	1,000.00	1,005.10	0.26	1.30	1,000.00	1,023.57	0.26	1.31
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$985.10	0.65%	$3.21	$1,000.00	$1,021.63	0.65%	$3.27
Class I	1,000.00	987.50	0.26	1.28	1,000.00	1,023.57	0.26	1.31

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$387,272,947	$2,248,887,845	$877,102,840	$1,549,715,752
Investments in unaffiliated underlying funds at fair value**	38,355,301	94,451,253	87,243,151	99,694,300
Cash	211,970	1,171,390	571,345	1,054,966
Receivables:
Investments in affiliated underlying funds sold	—	518,093	—	482,878
Fund shares sold	269,833	19,259	25,195	5,548
Interest	183	875	521	670
Prepaid expenses	4,694	27,313	11,077	19,066
Other assets	16,985	159,345	61,999	108,148
Total assets	426,131,913	2,345,235,373	965,016,128	1,651,081,328

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	267,616	—	5,152	—
Payable for fund shares redeemed	2,726	522,949	6,111	478,974
Payable for investment management fees	87,439	470,815	197,350	333,796
Payable for distribution and shareholder service fees	88,283	803,692	263,983	520,893
Payable to trustees under the deferred compensation plan (Note 6)	16,985	159,345	61,999	108,148
Payable for trustee fees	2,092	11,758	4,819	8,247
Other accrued expenses and liabilities	48,722	245,981	103,480	176,877
Total liabilities	513,863	2,214,540	642,894	1,626,935
NET ASSETS	$425,618,050	$2,343,020,833	$964,373,234	$1,649,454,393

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$338,726,049	$2,085,086,291	$856,377,010	$1,458,940,587
Total distributable earnings	86,892,001	257,934,542	107,996,224	190,513,806
NET ASSETS	$425,618,050	$2,343,020,833	$964,373,234	$1,649,454,393

* Cost of investments in affiliated underlying funds	$324,870,446	$2,162,586,628	$830,935,391	$1,472,436,284
** Cost of investments in unaffiliated underlying funds	$34,262,524	$89,082,125	$79,841,083	$93,967,529

Class ADV
Net assets	$425,373,420	$2,298,233,374	$942,807,590	$1,627,720,064
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,495,084	182,678,363	81,319,279	136,546,984
Net asset value and redemption price per share	$9.56	$12.58	$11.59	$11.92

Class I
Net assets	$244,630	$44,787,459	$21,565,644	$21,734,329
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	25,154	3,531,106	1,833,708	1,834,703
Net asset value and redemption price per share	$9.73	$12.68	$11.76	$11.85

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,587,205	$25,318,276	$9,577,924	$15,815,117
Interest	1,220	7,701	4,558	6,885
Total investment income	4,588,425	25,325,977	9,582,482	15,822,002

EXPENSES:
Investment management fees	475,742	2,840,332	1,140,690	2,008,940
Distribution and shareholder service fees:
Class ADV	1,039,949	5,737,495	2,344,968	4,048,430
Transfer agent fees (Note 6):
Class ADV	24,864	17,451	24,897	23,676
Class I	7	333	546	308
Shareholder reporting expense	5,850	24,488	10,628	14,524
Professional fees	9,503	46,718	19,656	31,946
Custody and accounting expense	9,919	37,568	16,962	13,952
Trustee fees	8,368	47,035	19,278	32,990
Miscellaneous expense	10,586	47,211	18,952	34,537
Interest expense	96	—	650	778
Total expenses	1,584,884	8,798,631	3,597,227	6,210,081
Waived and reimbursed fees	(515,818)	(861,767)	(744,299)	(895,525)
Net expenses	1,069,066	7,936,864	2,852,928	5,314,556
Net investment income	3,519,359	17,389,113	6,729,554	10,507,446

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	220,671	(21,591,532)	(2,088,973)	(10,351,957)
Sale of unaffiliated underlying funds	214,525	649,713	1,109,335	581,149
Capital gain distributions from affiliated underlying funds	1,885,839	35,280,796	7,009,951	15,470,721
Net realized gain	2,321,035	14,338,977	6,030,313	5,699,913
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,590,041	(126,055,410)	(15,972,555)	(52,000,077)
Unaffiliated underlying funds	1,964,666	4,862,363	3,954,271	5,196,086
Net change in unrealized appreciation (depreciation)	5,554,707	(121,193,047)	(12,018,284)	(46,803,991)
Net realized and unrealized gain (loss)	7,875,742	(106,854,070)	(5,987,971)	(41,104,078)
Increase (decrease) in net assets resulting from operations	$11,395,101	$(89,464,957)	$741,583	$(30,596,632)

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,519,359	$7,626,437	$17,389,113	$53,362,545
Net realized gain	2,321,035	10,820,540	14,338,977	133,568,784
Net change in unrealized appreciation (depreciation)	5,554,707	34,683,880	(121,193,047)	319,244,192
Increase (decrease) in net assets resulting from operations	11,395,101	53,130,857	(89,464,957)	506,175,521

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(18,553,699)	—	(232,360,607)
Class I	—	(3,535)	—	(4,625,627)
Total distributions	—	(18,557,234)	—	(236,986,234)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,886,882	31,957,062	2,263,465	12,832,178
Reinvestment of distributions	—	18,557,191	—	236,986,234
	21,886,882	50,514,253	2,263,465	249,818,412
Cost of shares redeemed	(32,542,957)	(60,509,716)	(171,665,721)	(410,938,244)
Net decrease in net assets resulting from capital share transactions	(10,656,075)	(9,995,463)	(169,402,256)	(161,119,832)
Net increase (decrease) in net assets	739,026	24,578,160	(258,867,213)	108,069,455

NET ASSETS:
Beginning of year or period	424,879,024	400,300,864	2,601,888,046	2,493,818,591
End of year or period	$425,618,050	$424,879,024	$2,343,020,833	$2,601,888,046

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$6,729,554	$20,126,739	$10,507,446	$35,705,553
Net realized gain	6,030,313	40,364,426	5,699,913	92,751,119
Net change in unrealized appreciation (depreciation)	(12,018,284)	100,602,183	(46,803,991)	196,914,279
Increase (decrease) in net assets resulting from operations	741,583	161,093,348	(30,596,632)	325,370,951

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(62,980,933)	—	(146,075,017)
Class I	—	(1,264,979)	—	(1,883,900)
Total distributions	—	(64,245,912)	—	(147,958,917)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,441,335	24,874,534	5,035,792	17,828,813
Reinvestment of distributions	—	64,245,912	—	147,958,917
	9,441,335	89,120,446	5,035,792	165,787,730
Cost of shares redeemed	(75,978,257)	(145,338,094)	(116,564,805)	(287,935,946)
Net decrease in net assets resulting from capital share transactions	(66,536,922)	(56,217,648)	(111,529,013)	(122,148,216)
Net increase (decrease) in net assets	(65,795,339)	40,629,788	(142,125,645)	55,263,818

NET ASSETS:
Beginning of year or period	1,030,168,573	989,538,785	1,791,580,038	1,736,316,220
End of year or period	$964,373,234	$1,030,168,573	$1,649,454,393	$1,791,580,038

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-20+	9.31	0.08	•	0.17	0.25	—	—	—	—	—	9.56	2.69	0.76	0.51	0.51	1.69	425,373	16
12-31-19	8.57	0.17		0.98	1.15	0.17	0.24	—	0.41	—	9.31	13.61	0.78	0.53	0.53	1.82	424,756	24
12-31-18	9.24	0.17		(0.41)	(0.24)	0.17	0.26	—	0.43	—	8.57	(2.74)	0.77	0.52	0.52	1.74	400,267	33
12-31-17	8.89	0.14	•	0.54	0.68	0.13	0.20	—	0.33	—	9.24	7.76	0.76	0.51	0.51	1.57	456,710	15
12-31-16	8.81	0.09		0.32	0.41	0.13	0.20	—	0.33	—	8.89	4.68	0.76	0.51	0.51	1.17	507,585	23
12-31-15	9.36	0.13		(0.20)	(0.07)	0.14	0.34	—	0.48	—	8.81	(0.80)	0.76	0.51	0.51	1.37	486,347	21
Class I
06-30-20+	9.45	0.09	•	0.19	0.28	—	—	—	—	—	9.73	2.96	0.26	0.26	0.26	1.91	245	16
12-31-19	8.70	0.21	•	0.98	1.19	0.20	0.24	—	0.43	—	9.45	13.81	0.28	0.28	0.28	2.31	123	24
12-31-18	9.38	0.19	•	(0.41)	(0.22)	0.20	0.26	—	0.46	—	8.70	(2.54)	0.27	0.27	0.27	2.11	34	33
12-31-17	9.04	0.31	•	0.39	0.70	0.16	0.20	—	0.36	—	9.38	7.81	0.26	0.26	0.26	3.44	17	15
12-31-16	8.97	0.14		0.29	0.43	0.16	0.20	—	0.36	—	9.04	4.73	0.26	0.26	0.26	1.52	1	23
12-31-15	9.52	0.16		(0.20)	(0.04)	0.17	0.34	—	0.51	—	8.97	(0.50)	0.26	0.26	0.26	1.72	1	21
Voya Retirement Growth Portfolio
Class ADV
06-30-20+	13.00	0.09	•	(0.51)	(0.42)	—	—	—	—	—	12.58	(3.23)	0.76	0.68	0.68	1.47	2,298,233	18
12-31-19	11.74	0.26	•	2.20	2.46	0.24	0.96	—	1.20	—	13.00	21.55	0.76	0.68	0.68	2.04	2,553,927	40
12-31-18	13.99	0.20	•	(1.13)	(0.93)	0.23	1.09	—	1.32	—	11.74	(7.47)	0.76	0.68	0.68	1.49	2,449,356	20
12-31-17	13.10	0.19	•	1.91	2.10	0.25	0.96	—	1.21	—	13.99	16.66	0.76	0.68	0.68	1.37	3,018,225	11
12-31-16	13.14	0.19	•	0.76	0.95	0.30	0.69	—	0.99	—	13.10	7.31	0.76	0.68	0.68	1.45	3,275,638	17
12-31-15	13.63	0.22	•	(0.49)	(0.27)	0.22	—	—	0.22	—	13.14	(2.03)	0.76	0.68	0.68	1.59	3,611,216	16
Class I
06-30-20+	13.08	0.12	•	(0.52)	(0.40)	—	—	—	—	—	12.68	(3.06)	0.26	0.26	0.26	1.92	44,787	18
12-31-19	11.81	0.31	•	2.22	2.53	0.30	0.96	—	1.26	—	13.08	22.09	0.26	0.26	0.26	2.48	47,961	40
12-31-18	14.07	0.26		(1.13)	(0.87)	0.30	1.09	—	1.39	—	11.81	(7.05)	0.26	0.26	0.26	1.94	44,463	20
12-31-17	13.18	0.25	•	1.91	2.16	0.31	0.96	—	1.27	—	14.07	17.11	0.26	0.26	0.26	1.84	49,040	11
12-31-16	13.22	0.25		0.76	1.01	0.36	0.69	—	1.05	—	13.18	7.80	0.26	0.26	0.26	1.93	47,460	17
12-31-15	13.72	0.28		(0.49)	(0.21)	0.29	—	—	0.29	—	13.22	(1.62)	0.26	0.26	0.26	2.03	47,401	16
Voya Retirement Moderate Portfolio
Class ADV
06-30-20+	11.55	0.08	•	(0.04)	0.04	—	—	—	—	—	11.59	0.35	0.76	0.60	0.60	1.39	942,808	17
12-31-19	10.51	0.22	•	1.54	1.76	0.22	0.50	—	0.73	—	11.55	17.14	0.77	0.61	0.61	1.96	1,008,727	31
12-31-18	11.79	0.19	•	(0.75)	(0.56)	0.21	0.51	—	0.72	—	10.51	(5.07)	0.77	0.61	0.61	1.68	972,232	27
12-31-17	11.35	0.17	•	1.14	1.31	0.20	0.67	—	0.87	—	11.79	11.82	0.76	0.60	0.60	1.50	1,170,685	12
12-31-16	11.49	0.15	•	0.51	0.66	0.23	0.57	—	0.80	—	11.35	5.78	0.76	0.60	0.60	1.34	1,257,324	15
12-31-15	12.68	0.18	•	(0.35)	(0.17)	0.11	0.91	—	1.02	—	11.49	(1.57)	0.76	0.60	0.60	1.47	1,387,932	18
Class I
06-30-20+	11.70	0.10	•	(0.04)	0.06	—	—	—	—	—	11.76	0.51	0.26	0.26	0.26	1.70	21,566	17
12-31-19	10.64	0.25		1.58	1.83	0.27	0.50	—	0.77	—	11.70	17.56	0.27	0.27	0.27	2.35	21,441	31
12-31-18	11.93	0.24		(0.76)	(0.52)	0.26	0.51	—	0.77	—	10.64	(4.73)	0.27	0.27	0.27	2.03	17,307	27
12-31-17	11.48	0.22		1.14	1.36	0.24	0.67	—	0.91	—	11.93	12.21	0.26	0.26	0.26	1.86	19,580	12
12-31-16	11.62	0.20	•	0.51	0.71	0.28	0.57	—	0.85	—	11.48	6.12	0.26	0.26	0.26	1.68	17,956	15
12-31-15	12.82	0.23		(0.36)	(0.13)	0.16	0.91	—	1.07	—	11.62	(1.24)	0.26	0.26	0.26	1.81	19,000	18

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-20+	12.10	0.07	•	(0.25)	(0.18)	—	—	—	—	—	11.92	(1.49)	0.76	0.65	0.65	1.27	1,627,720	18
12-31-19	10.97	0.23	•	1.91	2.14	0.23	0.78	—	1.01	—	12.10	20.02	0.76	0.65	0.65	1.98	1,769,060	39
12-31-18	12.80	0.19	•	(0.91)	(0.72)	0.22	0.89	—	1.11	—	10.97	(6.30)	0.76	0.65	0.65	1.56	1,716,501	22
12-31-17	12.23	0.18	•	1.53	1.71	0.23	0.91	—	1.14	—	12.80	14.56	0.76	0.65	0.65	1.42	2,111,439	10
12-31-16	12.76	0.18	•	0.67	0.85	0.28	1.10	—	1.38	—	12.23	6.81	0.76	0.65	0.65	1.46	2,275,963	16
12-31-15	13.54	0.21	•	(0.40)	(0.19)	0.22	0.37	—	0.59	—	12.76	(1.59)	0.76	0.65	0.65	1.56	2,521,814	16
Class I
06-30-20+	12.00	0.10	•	(0.25)	(0.15)	—	—	—	—	—	11.85	(1.25)	0.26	0.26	0.26	1.68	21,734	18
12-31-19	10.90	0.29		1.87	2.16	0.28	0.78	—	1.06	—	12.00	20.40	0.26	0.26	0.26	2.41	22,520	39
12-31-18	12.73	0.24	•	(0.90)	(0.66)	0.28	0.89	—	1.17	—	10.90	(5.90)	0.26	0.26	0.26	1.97	19,816	22
12-31-17	12.17	0.24		1.52	1.76	0.29	0.91	—	1.20	—	12.73	15.05	0.26	0.26	0.26	1.84	24,017	10
12-31-16	12.71	0.24		0.66	0.90	0.34	1.10	—	1.44	—	12.17	7.25	0.26	0.26	0.26	1.86	22,088	16
12-31-15	13.50	0.26	•	(0.40)	(0.14)	0.28	0.37	—	0.65	—	12.71	(1.24)	0.26	0.26	0.26	1.95	21,862	16

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur.

Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$65,406,199	$71,977,066
Growth	418,519,547	569,613,081
Moderate	169,077,291	227,666,084
Moderate Growth	296,408,094	396,312,779

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust	Conservative	21.44%
Company	Moderate	8.51

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$24,644
Growth	16,735
Moderate	24,892
Moderate Growth	23,076

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2020, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2020:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Conservative	2	$1,046,500	1.68%
Moderate	4	3,435,500	1.73
Moderate Growth	2	8,137,500	1.75

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative Class ADV
6/30/2020	2,376,875	—	—	(3,527,011)	(1,150,136)	21,761,231	—	—	(32,534,352)	(10,773,121)
12/31/2019	3,536,081	—	2,070,725	(6,686,497)	(1,079,691)	31,837,511	—	18,553,699	(60,469,570)	(10,078,360)
Class I
6/30/2020	13,046	—	—	(905)	12,141	125,651	—	—	(8,605)	117,046
12/31/2019	12,992	—	384	(4,275)	9,101	119,551	—	3,492	(40,146)	82,897
Growth Class ADV
6/30/2020	136,286	—	—	(13,928,537)	(13,792,251)	1,649,419	—	—	(169,357,274)	(167,707,855)
12/31/2019	863,657	—	18,906,477	(31,986,663)	(12,216,529)	10,699,562	—	232,360,607	(402,854,268)	(159,794,099)
Class I
6/30/2020	50,315	—	—	(186,583)	(136,268)	614,046	—	—	(2,308,447)	(1,694,401)
12/31/2019	167,795	—	374,848	(640,968)	(98,325)	2,132,616	—	4,625,627	(8,083,976)	(1,325,733)
Moderate Class ADV
6/30/2020	731,848	—	—	(6,737,920)	(6,006,072)	8,297,071	—	—	(74,853,848)	(66,556,777)
12/31/2019	1,921,994	—	5,709,967	(12,776,626)	(5,144,665)	21,377,716	—	62,980,933	(142,891,944)	(58,533,295)
Class I
6/30/2020	100,743	—	—	(99,975)	768	1,144,264	—	—	(1,124,409)	19,855
12/31/2019	308,962	—	113,451	(215,680)	206,733	3,496,818	—	1,264,979	(2,446,150)	2,315,647
Moderate Growth Class ADV
6/30/2020	391,875	—	—	(10,076,061)	(9,684,186)	4,461,726	—	—	(115,527,091)	(111,065,365)
12/31/2019	1,344,775	—	12,735,398	(24,267,390)	(10,187,217)	15,703,112	—	146,075,017	(284,531,681)	(122,753,552)
Class I
6/30/2020	48,825	—	—	(90,970)	(42,145)	574,066	—	—	(1,037,714)	(463,648)
12/31/2019	183,304	—	165,836	(290,771)	58,369	2,125,701	—	1,883,900	(3,404,265)	605,336

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$7,825,835	$10,731,399	$8,436,851	$11,879,570
Growth	47,827,676	189,158,558	47,951,500	223,145,264
Moderate	19,898,150	44,347,762	20,043,021	47,902,833
Moderate Growth	33,939,686	114,019,231	34,349,570	137,030,647

The tax-basis components of distributable earnings as of December 31, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Conservative	$9,995,366	$8,004,494	$57,510,468
Growth	56,092,200	100,096,833	191,356,987
Moderate	21,825,297	31,922,444	53,555,216
Moderate Growth	37,871,828	71,904,054	111,422,671

At December 31, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent

COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1735	$0.0520	$0.1806	July 14, 2020	July 10, 2020
Class I	$0.1973	$0.0520	$0.1806	July 14, 2020	July 10, 2020
Growth
Class ADV	$0.3015	$—	$0.5403	July 14, 2020	July 10, 2020
Class I	$0.3612	$—	$0.5403	July 14, 2020	July 10, 2020
Moderate
Class ADV	$0.2492	$0.0135	$0.3856	July 14, 2020	July 10, 2020
Class I	$0.2915	$0.0135	$0.3856	July 14, 2020	July 10, 2020
Moderate Growth
Class ADV	$0.2687	$0.0055	$0.5220	July 14, 2020	July 10, 2020
Class I	$0.3195	$0.0055	$0.5220	July 14, 2020	July 10, 2020

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.0%
639,042	Schwab U.S. TIPS ETF	$38,355,301	9.0
	Total Exchange-Traded Funds (Cost $34,262,524)	38,355,301	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
802,931	Voya Emerging Markets Index Portfolio — Class I	8,527,128	2.0
1,381,365	Voya International Index Portfolio — Class I	12,653,300	3.0
820,142	Voya RussellTM Mid Cap Index Portfolio — Class I	8,439,262	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
22,823,416	Voya U.S. Bond Index Portfolio — Class I	$260,415,172	61.2
5,911,130	Voya U.S. Stock Index Portfolio — Class I	97,238,085	22.8
	Total Mutual Funds (Cost $324,870,446)	387,272,947	91.0
	Total Investments in Securities (Cost $359,132,970)	$425,628,248	100.0
	Liabilities in Excess of Other Assets	(10,198)	—
	Net Assets	$425,618,050	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,355,301	$—	$—	$38,355,301
Mutual Funds	387,272,947	—	—	387,272,947
Total Investments, at fair value	$425,628,248	$—	$—	$425,628,248

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$13,326,416	$2,754,372	$(6,900,950)	$(652,710)	$8,527,128	$498,764	$(795,058)	$—
Voya International Index Portfolio — Class I	17,224,417	4,094,560	(7,058,570)	(1,607,107)	12,653,300	522,189	(409,658)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	12,906,139	5,249,482	(6,802,291)	(2,914,068)	8,439,262	205,193	43,526	1,885,839
Voya U.S. Bond Index Portfolio — Class I	256,202,871	28,211,055	(35,119,758)	11,121,004	260,415,172	3,361,059	484,649	—
Voya U.S. Stock Index Portfolio — Class I	86,755,352	23,989,071	(11,149,260)	(2,357,078)	97,238,085	—	897,212	—
	$386,415,195	$64,298,540	$(67,030,829)	$3,590,041	$387,272,947	$4,587,205	$220,671	$1,885,839

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $362,563,073.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$63,435,341
Gross Unrealized Depreciation	(370,166)
Net Unrealized Appreciation	$63,065,175

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
1,573,663	Schwab U.S. TIPS ETF	$94,451,253	4.0
	Total Exchange-Traded Funds (Cost $89,082,125)	94,451,253	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
11,058,783	Voya Emerging Markets Index Portfolio — Class I	117,444,276	5.0
27,959,511	Voya International Index Portfolio — Class I	256,109,117	10.9
15,874,121	Voya RussellTM Mid Cap Index Portfolio — Class I	163,344,707	7.0
4,210,430	Voya RussellTM Small Cap Index Portfolio — Class I	47,619,963	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
43,434,908	Voya U.S. Bond Index Portfolio — Class I	$495,592,300	21.2
71,050,303	Voya U.S. Stock Index Portfolio — Class I	1,168,777,482	49.9
	Total Mutual Funds (Cost $2,162,586,628)	2,248,887,845	96.0
	Total Investments in Securities (Cost $2,251,668,753)	$2,343,339,098	100.0
	Liabilities in Excess of Other Assets	(318,265)	—
	Net Assets	$2,343,020,833	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$94,451,253	$—	$—	$94,451,253
Mutual Funds	2,248,887,845	—	—	2,248,887,845
Total Investments, at fair value	$2,343,339,098	$—	$—	$2,343,339,098

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$161,258,839	$16,712,287	$(42,420,639)	$(18,106,211)	$117,444,276	$5,334,986	$(1,092,286)	$—
Voya International Index Portfolio — Class I	338,490,510	42,000,997	(85,358,169)	(39,024,221)	256,109,117	9,075,573	(4,102,896)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	208,068,220	51,360,844	(64,398,287)	(31,686,070)	163,344,707	2,926,211	(14,457,288)	26,893,574
Voya RussellTM Small Cap Index Portfolio — Class I	130,861,677	28,228,948	(107,304,594)	(4,166,068)	47,619,963	1,484,839	(20,257,031)	8,387,223
Voya U.S. Bond Index Portfolio — Class I	531,106,717	71,412,255	(124,775,058)	17,848,386	495,592,300	6,496,667	5,148,258	—
Voya U.S. Stock Index Portfolio — Class I	1,127,866,422	201,995,561	(110,163,275)	(50,921,226)	1,168,777,482	—	13,169,710	—
	$2,497,652,385	$411,710,891	$(534,420,021)	$(126,055,410)	$2,248,887,845	$25,318,276	$(21,591,532)	$35,280,796

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,273,175,157.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$123,513,377
Gross Unrealized Depreciation	(53,349,436)
Net Unrealized Appreciation	$70,163,941

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.0%
1,453,568	Schwab U.S. TIPS ETF	$87,243,151	9.0
	Total Exchange-Traded Funds (Cost $79,841,083)	87,243,151	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
2,728,748	Voya Emerging Markets Index Portfolio — Class I	28,979,307	3.0
5,229,005	Voya International Index Portfolio — Class I	47,897,683	5.0
2,792,956	Voya RussellTM Mid Cap Index Portfolio — Class I	28,739,520	3.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
34,812,798	Voya U.S. Bond Index Portfolio — Class I	$397,214,028	41.2
22,752,116	Voya U.S. Stock Index Portfolio — Class I	374,272,302	38.8
	Total Mutual Funds (Cost $830,935,391)	877,102,840	91.0
	Total Investments in Securities (Cost $910,776,474)	$964,345,991	100.0
	Assets in Excess of Other Liabilities	27,243	0.0
	Net Assets	$964,373,234	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$87,243,151	$—	$—	$87,243,151
Mutual Funds	877,102,840	—	—	877,102,840
Total Investments, at fair value	$964,345,991	$—	$—	$964,345,991

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$42,837,528	$6,138,187	$(14,895,097)	$(5,101,311)	$28,979,307	$1,483,859	$181,967	$—
Voya International Index Portfolio — Class I	72,649,288	12,621,163	(30,115,685)	(7,257,083)	47,897,683	2,038,899	(1,623,650)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	41,471,573	13,106,837	(23,046,141)	(2,792,749)	28,739,520	610,424	(6,394,458)	5,610,148
Voya RussellTM Small Cap Index Portfolio — Class I	20,863,928	5,811,453	(25,724,220)	(951,161)	—	247,815	(2,893,556)	1,399,804
Voya U.S. Bond Index Portfolio — Class I	414,057,294	44,391,755	(76,002,717)	14,767,696	397,214,028	5,196,927	3,429,053	—
Voya U.S. Stock Index Portfolio — Class I	345,012,032	83,019,292	(39,121,075)	(14,637,947)	374,272,302	—	5,211,670	—
	$936,891,643	$165,088,687	$(208,904,935)	$(15,972,555)	$877,102,840	$9,577,924	$(2,088,973)	$7,009,951

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $922,809,059.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,723,156
Gross Unrealized Depreciation	(6,186,224)
Net Unrealized Appreciation	$41,536,932

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
1,661,018	Schwab U.S. TIPS ETF	$99,694,300	6.0
	Total Exchange-Traded Funds (Cost $93,967,529)	99,694,300	6.0

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
6,225,922	Voya Emerging Markets Index Portfolio — Class I	66,119,297	4.0
12,525,695	Voya International Index Portfolio — Class I	114,735,370	7.0
6,379,215	Voya RussellTM Mid Cap Index Portfolio — Class I	65,642,126	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
42,176,459	Voya U.S. Bond Index Portfolio — Class I	$481,233,401	29.2
49,968,727	Voya U.S. Stock Index Portfolio — Class I	821,985,558	49.8
	Total Mutual Funds (Cost $1,472,436,284)	1,549,715,752	94.0
	Total Investments in Securities (Cost $1,566,403,813)	$1,649,410,052	100.0
	Assets in Excess of Other Liabilities	44,341	0.0
	Net Assets	$1,649,454,393	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$99,694,300	$—	$—	$99,694,300
Mutual Funds	1,549,715,752	—	—	1,549,715,752
Total Investments, at fair value	$1,649,410,052	$—	$—	$1,649,410,052

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$92,745,944	$10,949,814	$(30,680,512)	$(6,895,949)	$66,119,297	$3,149,058	$(3,960,803)	$—
Voya International Index Portfolio — Class I	161,757,171	23,906,452	(53,451,946)	(17,476,307)	114,735,370	4,450,521	(2,717,907)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	89,767,314	24,851,066	(40,029,589)	(8,946,665)	65,642,126	1,295,465	(10,962,999)	11,906,070
Voya RussellTM Small Cap Index Portfolio — Class I	54,196,817	13,216,070	(65,141,597)	(2,271,290)	—	631,071	(7,792,968)	3,564,651
Voya U.S. Bond Index Portfolio — Class I	506,695,208	63,070,025	(105,622,214)	17,090,382	481,233,401	6,289,002	5,066,600	—
Voya U.S. Stock Index Portfolio — Class I	778,517,305	154,081,466	(77,112,965)	(33,500,248)	821,985,558	—	10,016,120	—
	$1,683,679,759	$290,074,894	$(372,038,824)	$(52,000,077)	$1,549,715,752	$15,815,117	$(10,351,957)	$15,470,721

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,584,791,372.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$82,911,160
Gross Unrealized Depreciation	(18,292,480)
Net Unrealized Appreciation	$64,618,680

See Accompanying Notes to Financial Statements

24

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 0219

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-RETADVI (0620-082120)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 4.0%
403,484		Dexus	$ 2,589,682	1.4
574,211		GPT Group	1,668,143	0.9
384,703		Ingenia Communities Group	1,202,586	0.7
115,530		Lifestyle Communities Ltd.	755,855	0.4
671,756		Mirvac Group	1,014,754	0.6
			7,231,020	4.0

		Belgium: 0.9%
25,251		Shurgard Self Storage SA	950,637	0.5
24,503		Warehouses De Pauw CVA	673,169	0.4
			1,623,806	0.9

		Canada: 1.8%
92,364		Canadian Apartment Properties REIT	3,305,809	1.8

		Finland: 0.5%
42,779		Kojamo Oyj	904,077	0.5

		France: 0.9%
7,989		Gecina S.A.	986,694	0.6
71,323		Mercialys SA	597,921	0.3
			1,584,615	0.9

		Germany: 8.0%
88,506	(1)	Alstria Office REIT-AG	1,317,246	0.7
24,453	(1)	Deutsche Euroshop AG	345,567	0.2
70,506		Deutsche Wohnen SE	3,168,215	1.7
26,525	(1)	LEG Immobilien AG	3,364,302	1.8
66,157		TAG Immobilien AG	1,580,087	0.9
79,896		Vonovia SE	4,883,465	2.7
			14,658,882	8.0

		Hong Kong: 6.6%
696,063		Hang Lung Properties Ltd.	1,654,735	0.9
434,342		Link REIT	3,566,020	1.9
1,710,000		Sino Land Co.	2,163,493	1.2
256,000		Sun Hung Kai Properties Ltd.	3,270,461	1.8
542,600		Swire Properties Ltd.	1,385,350	0.8
			12,040,059	6.6

		Ireland: 0.3%
430,982		Hibernia REIT plc	543,548	0.3

		Japan: 11.9%
291		Activia Properties, Inc.	1,008,351	0.6
837		AEON REIT Investment Corp.	889,905	0.5
264		Kenedix Office Investment Corp.	1,475,130	0.8
404		Kenedix Retail REIT Corp.	756,411	0.4
402		Kenedix Residential Next Investment Corp.	694,669	0.4
1,538		LaSalle Logiport REIT	2,368,821	1.3
1,811		MCUBS MidCity Investment Corp.	1,319,487	0.7
249,200		Mitsubishi Estate Co., Ltd.	3,713,533	2.0
68,335		Mitsui Fudosan Co., Ltd.	1,213,953	0.7
95,800		Nomura Real Estate Holdings, Inc.	1,783,548	1.0
2,929		Orix JREIT, Inc.	3,860,811	2.1
1,081		Sankei Real Estate, Inc.	943,150	0.5
149,600	(2)	Tokyo Tatemono Co., Ltd.	1,721,886	0.9
			21,749,655	11.9

		Luxembourg: 0.6%
50,511		Grand City Properties SA	1,168,225	0.6

		Norway: 0.4%
59,892	(3)	Entra ASA	767,736	0.4

		Singapore: 3.2%
1,239,100	(1)	CapitaLand Ltd.	2,617,779	1.5
637,600		CapitaLand Mall Trust	904,710	0.5
910,000		Mapletree Commercial Trust	1,273,278	0.7
452,600		Mapletree Industrial Trust	941,508	0.5
			5,737,275	3.2

		Sweden: 1.2%
75,736		Castellum AB	1,419,136	0.8
17,421		Catena AB	688,865	0.4
			2,108,001	1.2

		United Kingdom: 3.8%
92,694		Big Yellow Group PLC	1,153,798	0.6
62,143		Derwent London PLC	2,137,638	1.2
245,543		Grainger PLC	871,288	0.5
77,413		Safestore Holdings PLC	697,766	0.4
130,864		Segro PLC	1,447,349	0.8
459,236	(3)	Tritax EuroBox PLC	577,658	0.3
			6,885,497	3.8

		United States: 54.4%
28,144		Alexandria Real Estate Equities, Inc.	4,566,364	2.5
29,663		AvalonBay Communities, Inc.	4,587,086	2.5
31,092		Boston Properties, Inc.	2,810,095	1.5
95,733		Brandywine Realty Trust	1,042,532	0.6
157,046		Brixmor Property Group, Inc.	2,013,330	1.1
22,384		Camden Property Trust	2,041,868	1.1
58,290		Columbia Property Trust, Inc.	765,931	0.4
76,669		Cousins Properties, Inc.	2,287,036	1.2
20,089		Crown Castle International Corp.	3,361,894	1.8
119,425		CubeSmart	3,223,281	1.8
42,103		CyrusOne, Inc.	3,062,993	1.7
65,039		Duke Realty Corp.	2,301,730	1.3
1,589		Equinix, Inc.	1,115,955	0.6
126,652		Equity Residential	7,449,671	4.1
114,050		Healthcare Trust of America, Inc.	3,024,606	1.7
131,483		Healthpeak Properties, Inc.	3,623,671	2.0

See Accompanying Notes to Financial Statements

1

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

114,744	Host Hotels & Resorts, Inc.	1,238,088	0.7
83,342	Hudson Pacific Properties, Inc.	2,096,885	1.1
263,450	Invitation Homes, Inc.	7,252,779	4.0
33,694	Life Storage, Inc.	3,199,245	1.7
77,164	Medical Properties Trust, Inc.	1,450,683	0.8
63,471	MGM Growth Properties LLC	1,727,046	0.9
73,241	Piedmont Office Realty Trust, Inc.	1,216,533	0.7
112,535	ProLogis, Inc.	10,502,892	5.8
31,823	QTS Realty Trust, Inc.	2,039,536	1.1
128,617	Retail Properties of America, Inc.	941,476	0.5
53,020	Simon Property Group, Inc.	3,625,508	2.0
125,572	SITE Centers Corp.	1,017,133	0.6
66,645	Spirit Realty Capital, Inc.	2,323,245	1.3
105,880	STORE Capital Corp.	2,521,003	1.4
703,426	VEREIT, Inc.	4,523,029	2.5
146,618	VICI Properties, Inc.	2,960,217	1.6
63,434	Welltower, Inc.	3,282,710	1.8
		99,196,051	54.4

	Total Common Stock
	(Cost $165,685,752)	179,504,256	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.0%
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.6
784,829	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $784,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $800,526, due 07/31/20-07/01/50)	784,829	0.4

	Total Repurchase Agreements
	(Cost $1,784,829)	1,784,829	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,109,683	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $1,109,683)	1,109,683	0.6

	Total Short-Term Investments
	(Cost $2,894,512)	2,894,512	1.6

	Total Investments in Securities (Cost $168,580,264)	$182,398,768	100.1
	Liabilities in Excess of Other Assets	(171,057)	(0.1)
	Net Assets	$182,227,711	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

2

VY® INVESCO GROWTH AND INCOME Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 4.4%
7,966	(1)	Charter Communications, Inc.	$ 4,062,979	1.2
118,528		Comcast Corp. – Class A	4,620,221	1.4
3,777,084		Vodafone Group PLC	6,004,639	1.8
			14,687,839	4.4

		Consumer Discretionary: 6.7%
2,476	(1)	Booking Holdings, Inc.	3,942,634	1.2
199,238	(1)	Capri Holdings Ltd.	3,114,090	0.9
338,631		General Motors Co.	8,567,364	2.6
1,203,205		Kingfisher PLC	3,310,231	1.0
66,641		TJX Cos., Inc.	3,369,369	1.0
			22,303,688	6.7

		Consumer Staples: 6.8%
34,607		Kellogg Co.	2,286,138	0.7
52,471		Mondelez International, Inc.	2,682,842	0.8
142,697		Philip Morris International, Inc.	9,997,352	3.0
70,704		Sysco Corp.	3,864,681	1.2
182,908	(1)	US Foods Holding Corp.	3,606,946	1.1
			22,437,959	6.8

		Energy: 6.9%
947,755		BP PLC	3,630,878	1.1
141,032		Canadian Natural Resources Ltd.	2,446,452	0.7
67,330		Chevron Corp.	6,007,856	1.8
219,835		Devon Energy Corp.	2,492,929	0.8
379,384		Marathon Oil Corp.	2,321,830	0.7
178,563		Parsley Energy, Inc. - Class A	1,907,053	0.6
247,978		Royal Dutch Shell PLC - Class A	3,970,428	1.2
			22,777,426	6.9

		Financials: 22.8%
254,202		American International Group, Inc.	7,926,018	2.4
417,981		Bank of America Corp.	9,927,049	3.0
67,739		Charles Schwab Corp.	2,285,514	0.7
204,101		Citigroup, Inc.	10,429,561	3.1
260,091		Citizens Financial Group, Inc.	6,564,697	2.0
150,718		Equitable Holdings, Inc.	2,907,350	0.9
43,239		Goldman Sachs Group, Inc.	8,544,891	2.6
184,472		Morgan Stanley	8,909,997	2.7
70,834		PNC Financial Services Group, Inc.	7,452,445	2.2
173,063		Truist Financial Corp.	6,498,516	2.0
19,926		Willis Towers Watson PLC	3,924,426	1.2
			75,370,464	22.8

		Health Care: 18.5%
55,984	(1)	Alcon, Inc.	3,216,797	1.0
28,891		Anthem, Inc.	7,597,755	2.3
125,771		Bristol-Myers Squibb Co.	7,395,335	2.2
69,590		CVS Health Corp.	4,521,262	1.4
129,949		GlaxoSmithKline PLC	2,624,921	0.8
71,128		Johnson & Johnson	10,002,731	3.0
40,026		McKesson Corp.	6,140,789	1.8
67,983		Medtronic PLC	6,234,041	1.9
108,536		Pfizer, Inc.	3,549,127	1.1
58,666		Sanofi	5,983,005	1.8
34,226		Zimmer Biomet Holdings, Inc.	4,085,216	1.2
			61,350,979	18.5

		Industrials: 10.0%
2,886		Adecco Group AG	136,033	0.0
105,752		CSX Corp.	7,375,145	2.2
56,582		General Dynamics Corp.	8,456,746	2.6
191,074		Johnson Controls International plc	6,523,266	2.0
50,990		Raytheon Technologies Corp.	3,142,004	1.0
93,236		Textron, Inc.	3,068,397	0.9
49,736		Trane Technologies PLC	4,425,509	1.3
			33,127,100	10.0

		Information Technology: 13.7%
17,448		Apple, Inc.	6,365,030	1.9
36,990		Cisco Systems, Inc.	1,725,214	0.5
137,523		Cognizant Technology Solutions Corp.	7,814,057	2.4
133,662		Corning, Inc.	3,461,846	1.0
114,701		Intel Corp.	6,862,561	2.1
39,495		NXP Semiconductor NV - NXPI - US	4,504,010	1.4
138,511		Oracle Corp.	7,655,503	2.3
75,874		Qualcomm, Inc.	6,920,467	2.1
			45,308,688	13.7

		Materials: 4.7%
247,104		Corteva, Inc.	6,619,916	2.0
85,906		Dow, Inc.	3,501,529	1.1
62,217		DowDuPont, Inc.	3,305,589	1.0
66,664	(2)	Nutrien Ltd.	2,139,914	0.6
			15,566,948	4.7

		Utilities: 3.0%
31,773		Duke Energy Corp.	2,538,345	0.8
97,711		Exelon Corp.	3,545,932	1.1
94,173		FirstEnergy Corp.	3,652,029	1.1
			9,736,306	3.0

	Total Common Stock
	(Cost $332,218,931)		322,667,397	97.5

See Accompanying Notes to Financial Statements

3

VY® INVESCO GROWTH AND INCOME Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements: 0.7%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3
210,932	(3)	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $210,932, collateralized by various U.S. Government Securities, 1.125%-2.625%, Market Value plus accrued interest $215,151, due 01/31/21-02/28/22)	210,932	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,210,932)		2,210,932	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
4,335,115	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $4,335,115)	4,335,115	1.3

	Total Short-Term Investments
	(Cost $6,546,047)	6,546,047	2.0

	Total Investments in Securities (Cost $338,764,978)	$ 329,213,444	99.5
	Assets in Excess of Other Liabilities	1,680,349	0.5
	Net Assets	$ 330,893,793	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

4

VY® JPMORGAN EMERGING MARKETS EQUITY Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Argentina: 2.6%
11,793	(1)	MercadoLibre, Inc.	$ 11,625,186	2.6

		Brazil: 5.2%
573,987		B3 SA - Brasil Bolsa Balcao	5,878,034	1.3
436,828		Lojas Renner SA	3,385,796	0.8
167,005	(1)	Pagseguro Digital Ltd.	5,901,957	1.3
110,541		Raia Drogasil SA	2,269,728	0.5
133,303	(1)	XP, Inc.	5,600,059	1.3
			23,035,574	5.2

		China: 35.0%
118,289	(1)	Alibaba Group Holding Ltd. ADR	25,514,937	5.7
2,509,000	(2)	Budweiser Brewing Co. APAC Ltd.	7,344,928	1.6
1,557,600		China Gas Holdings Ltd.	4,825,241	1.1
393,211		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	6,926,044	1.6
133,173	(1)	JD.com, Inc. ADR	8,014,351	1.8
24,400		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	5,067,091	1.1
461,277	(1)	Meituan Dianping- Class B	10,307,870	2.3
702,200		Midea Group Co. Ltd. - A Shares	5,952,991	1.3
24,439		NetEase, Inc. ADR	10,493,618	2.4
51,303	(1)	New Oriental Education & Technology Group, Inc. ADR	6,681,190	1.5
2,666,475		Ping An Bank Co. Ltd. - A Shares	4,843,781	1.1
819,000		Ping An Insurance Group Co. of China Ltd. - H Shares	8,164,604	1.8
79,221		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	3,423,710	0.8
498,700		Shenzhou International Group Holdings Ltd.	6,062,803	1.4
346,700		Sunny Optical Technology Group Co. Ltd.	5,579,959	1.3
343,200		Tencent Holdings Ltd.	21,991,540	4.9
464,000	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	8,517,006	1.9
131,623		Yum China Holdings, Inc.	6,327,117	1.4
			156,038,781	35.0

		Egypt: 0.8%
901,337		Commercial International Bank Egypt SAE REG GDR	3,493,373	0.8

		Hong Kong: 6.2%
1,388,200		AIA Group Ltd.	12,990,227	2.9
114,700		Hong Kong Exchanges and Clearing Ltd.	4,885,272	1.1
1,003,000		Techtronic Industries Co., Ltd.	9,924,239	2.2
			27,799,738	6.2

		Hungary: 0.8%
100,241	(1)	OTP Bank Nyrt	3,524,004	0.8

		India: 18.9%
157,893		Asian Paints Ltd.	3,530,044	0.8
81,800		Britannia Industries Ltd.	3,912,000	0.9
325,423		HDFC Bank Ltd. ADR	14,793,730	3.3
13,614		HDFC Bank Ltd.	191,352	0.0
859,991	(1),(2)	HDFC Life Insurance Co., Ltd.	6,281,504	1.4
176,755		Hindustan Unilever Ltd.	5,110,126	1.2
690,674		Housing Development Finance Corp.	16,059,636	3.6
289,437		IndusInd Bank Ltd.	1,823,729	0.4
1,600,091		ITC Ltd.	4,131,582	0.9
444,298		Kotak Mahindra Bank Ltd.	8,019,587	1.8
56,907		Maruti Suzuki India Ltd.	4,405,288	1.0
315,002		Reliance Industries Ltd.	7,165,168	1.6
320,344		Tata Consultancy Services Ltd.	8,818,278	2.0
			84,242,024	18.9

		Indonesia: 2.2%
3,073,000		Bank Central Asia Tbk PT	6,148,462	1.4
17,828,000		Bank Rakyat Indonesia	3,805,264	0.8
			9,953,726	2.2

		Macau: 1.2%
1,359,200		Sands China Ltd.	5,354,213	1.2

		Mexico: 2.0%
1,223,477		Grupo Financiero Banorte	4,233,424	1.0
1,899,277		Wal-Mart de Mexico SAB de CV	4,542,333	1.0
			8,775,757	2.0

		Panama: 0.6%
51,730		Copa Holdings S.A.- Class A	2,615,469	0.6

		Peru: 0.6%
19,807		Credicorp Ltd.	2,647,602	0.6

		Portugal: 1.5%
376,762		Jeronimo Martins SGPS SA	6,593,287	1.5

		Russia: 0.7%
1,173,548		Sberbank of Russia PJSC	3,355,098	0.7

		Singapore: 2.6%
108,987	(1),(3)	Sea Ltd. ADR	11,687,766	2.6

		South Africa: 2.5%
375,937		Bid Corp. Ltd.	6,173,195	1.4
73,031		Capitec Bank Holdings Ltd.	3,629,660	0.8
152,435	(3)	Mr Price Group Ltd.	1,260,498	0.3
			11,063,353	2.5

See Accompanying Notes to Financial Statements

5

VY® JPMORGAN EMERGING MARKETS EQUITY Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

	South Korea: 5.6%
11,119	NCSoft Corp.	8,271,727	1.8
381,692	Samsung Electronics Co., Ltd.	16,896,601	3.8
		25,168,328	5.6

	Spain: 0.0%
83,170	Prosegur Cia de Seguridad SA	193,998	0.0

	Taiwan: 6.4%
221,000	President Chain Store Corp.	2,223,188	0.5
292,042	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,579,224	3.7
908,223	Taiwan Semiconductor Manufacturing Co., Ltd.	9,699,386	2.2
		28,501,798	6.4

	Turkey: 1.3%
367,200	BIM Birlesik Magazalar AS	3,640,633	0.8
213,710	Ford Otomotiv Sanayi AS	2,217,663	0.5
		5,858,296	1.3

	United States: 2.4%
43,271	(1) EPAM Systems, Inc.	10,904,725	2.4

	Total Common Stock
	(Cost $316,024,270)	442,432,096	99.1

PREFERRED STOCK: 0.4%
	Brazil: 0.4%
389,246	Itau Unibanco Holding S.A.	1,839,543	0.4

	Total Preferred Stock
	(Cost $2,767,423)	1,839,543	0.4

	Total Long-Term Investments
	(Cost $318,791,693)	444,271,639	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements: 3.0%
1,170,969	(4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $1,170,977, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $1,229,517, due 08/15/20-03/19/40)	1,170,969	0.3
2,624,359	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,624,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,676,846, due 08/01/20-02/20/70)	2,624,359	0.6
1,498,617	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,498,623, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,528,596, due 07/31/20-11/15/49)	1,498,617	0.4
3,043,217	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $3,043,225, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $3,104,081, due 07/31/21-05/20/70)	3,043,217	0.7
1,934,006	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,934,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,972,686, due 07/31/20-07/01/50)	1,934,006	0.4
2,803,833	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,803,851, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,866,409, due 01/15/22-02/15/47)	2,803,833	0.6

See Accompanying Notes to Financial Statements

6

VY® JPMORGAN EMERGING MARKETS EQUITY Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

Total Repurchase Agreements
(Cost $13,075,001)	13,075,001	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
3,250,221	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $3,250,221)	3,250,221	0.7

	Total Short-Term Investments
	(Cost $16,325,222)	16,325,222	3.7

	Total Investments in Securities (Cost $335,116,915)	$ 460,596,861	103.2
	Liabilities in Excess of Other Assets	(14,347,749)	(3.2)
	Net Assets	$ 446,249,112	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

7

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.9%
		Communication Services: 4.1%
7,804	(1)	Alphabet, Inc. - Class A	$ 11,066,462	0.2
125,326	(1),(2)	Alphabet, Inc. - Class C	177,162,087	2.5
452,900	(1)	Facebook, Inc.- Class A	102,840,003	1.4
			291,068,552	4.1

		Consumer Discretionary: 6.3%
55,400	(1)	Amazon.com, Inc.	152,838,628	2.1
443,203	(1),(2),(3)	Aptiv PLC	34,534,378	0.5
1,498,212		Hilton Worldwide Holdings, Inc.	110,043,671	1.5
564,697		Marriott International, Inc.	48,411,474	0.7
1,260,080	(2)	Yum! Brands, Inc.	109,513,553	1.5
			455,341,704	6.3

		Consumer Staples: 1.7%
4,341,666	(3)	Keurig Dr Pepper, Inc.	123,303,315	1.7

		Financials: 5.5%
323,100		CME Group, Inc.	52,516,674	0.7
1,188,249		Intercontinental Exchange, Inc.	108,843,608	1.5
1,839,942		Marsh & McLennan Cos., Inc.	197,554,573	2.8
322,583		PNC Financial Services Group, Inc.	33,938,957	0.5
			392,853,812	5.5

		Health Care: 14.6%
1,075,346	(1)	Alcon, Inc.	61,788,552	0.9
1,687,590	(1)	Avantor, Inc.	28,689,030	0.4
782,842	(2)	Becton Dickinson & Co.	187,310,605	2.6
1,324,554	(1)	Boston Scientific Corp.	46,505,091	0.7
860,760		Danaher Corp.	152,208,191	2.1
2,098,566	(1),(3)	Envista Holdings Corp.	44,258,757	0.6
417,977		Humana, Inc.	162,070,582	2.3
1,120,682		PerkinElmer, Inc.	109,927,697	1.5
382,127		Thermo Fisher Scientific, Inc.	138,459,897	1.9
400,278		UnitedHealth Group, Inc.	118,061,996	1.6
			1,049,280,398	14.6

		Industrials: 8.4%
2,573,458		Fortive Corp.	174,120,168	2.4
38,588,317		General Electric Co.	263,558,205	3.7
2,658,153	(1),(3)	Ingersoll Rand, Inc.	74,747,263	1.1
136,666	(2)	Roper Technologies, Inc.	53,061,941	0.7
382,748		Waste Connections, Inc.	35,897,935	0.5
			601,385,512	8.4

		Information Technology: 14.2%
1,773,231	(1)	Fiserv, Inc.	173,102,810	2.4
767,960	(2)	Global Payments, Inc.	130,261,375	1.8
1,064,648		Maxim Integrated Products	64,528,315	0.9
1,795,000		Microsoft Corp.	365,300,450	5.1
1,155,120		NXP Semiconductor NV - NXPI - US	131,729,885	1.9
453,914		TE Connectivity Ltd.	37,016,687	0.5
606,928	(2)	Visa, Inc. - Class A	117,240,282	1.6
			1,019,179,804	14.2

		Materials: 1.3%
437,010		Linde Public Ltd.	92,694,191	1.3

		Utilities: 9.8%
881,288		Alliant Energy Corp.	42,160,818	0.6
1,670,051		Ameren Corp.	117,504,788	1.6
2,692,163		American Electric Power Co., Inc.	214,403,861	3.0
570,427	(3)	Atmos Energy Corp.	56,803,121	0.8
2,051,100		Exelon Corp.	74,434,419	1.0
173,772		NextEra Energy, Inc.	41,734,821	0.6
4,086,418		NiSource, Inc.	92,925,145	1.3
1,045,183		Xcel Energy, Inc.	65,323,938	0.9
			705,290,911	9.8

	Total Common Stock
	(Cost $4,208,241,899)		4,730,398,199	65.9

PREFERRED STOCK: 4.7%
		Consumer Discretionary: 0.6%
576,340	(1),(4),(5)	Aurora Innovation, Inc., - Series B	5,325,555	0.1
413,251	(1),(4),(5)	Waymo LLC., Series A-2	35,484,706	0.5
			40,810,261	0.6

		Financials: 1.2%
106,985	(1),(6)	Charles Schwab Corp. - Series C	2,727,048	0.0
23,000	(1),(3),(6)	Charles Schwab Corp. - Series D	595,240	0.0
25,061	(1),(6)	JPMorgan Chase & Co.	662,111	0.0
162,717	(1),(3),(6)	US Bancorp	4,246,914	0.1
74,025	(1),(6),(7)	US Bancorp - Series G	1,930,572	0.0
59,439	(1)	Wells Fargo & Co.	77,092,383	1.1
			87,254,268	1.2

		Health Care: 1.0%
837,712	(1),(3)	Avantor, Inc.	48,084,669	0.7
227,135	(1)	Boston Scientific Corp.	23,778,763	0.3
			71,863,432	1.0

		Industrials: 0.2%
16,412	(1)	Fortive Corp.	14,134,179	0.2

		Utilities: 1.7%
160,390	(1),(6)	Alabama Power Co.	4,125,231	0.0
167,576	(1),(3)	American Electric Power Co., Inc.	8,112,354	0.1
983,000	(1),(6)	CMS Energy Corp.	25,764,430	0.4
736,056	(1),(6)	CMS Energy Corp.	18,828,312	0.3
554,498	(1),(6)	DTE Energy Co.	13,928,990	0.2
523,193	(1),(6)	Duke Energy Corp.	13,880,310	0.2
413,720	(1)	NextEra Energy, Inc.	17,562,414	0.2
525,000	(1),(6),(7)	NiSource, Inc.	13,550,250	0.2
16,757	(1),(6),(7)	SCE Trust III	362,957	0.0

See Accompanying Notes to Financial Statements

8

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

494,804	(1),(3),(6),(7)	SCE Trust IV	10,064,313	0.1
			126,179,561	1.7

	Total Preferred Stock
	(Cost $336,147,841)		340,241,701	4.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.3%
		Communications: 3.5%
8,415,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,462,250	0.1
25,960,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	26,895,858	0.4
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,456,963	0.6
10,021,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	10,344,177	0.1
3,026,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	3,028,391	0.0
25,880,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	26,979,382	0.4
30,010,000		Netflix, Inc., 4.875%, 04/15/2028	32,137,709	0.5
1,990,000		Netflix, Inc., 5.500%, 02/15/2022	2,081,291	0.0
10,975,000	(3)	Netflix, Inc., 5.875%, 02/15/2025	12,234,875	0.2
42,795,000	(3)	Netflix, Inc., 5.875%, 11/15/2028	48,747,143	0.7
23,355,000		Netflix, Inc., 6.375%, 05/15/2029	27,248,045	0.4
1,070,000	(3),(8)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	1,077,827	0.0
6,110,000	(8)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	6,159,522	0.1
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,886,847	0.0
1,410,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	1,475,121	0.0
			249,215,401	3.5

		Consumer, Cyclical: 3.0%
12,070,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	10,837,713	0.2
15,158,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	14,408,058	0.2
13,330,000	(3),(8)	Cedar Fair L.P., 5.250%, 07/15/2029	12,074,447	0.2
2,553,052		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,396,925	0.0
4,260,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	4,148,580	0.1
28,280,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	29,069,154	0.4
14,430,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	14,738,153	0.2
20,154,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	20,721,436	0.3
2,340,000		Marriott International, Inc./MD, 0.968%, (US0003M + 0.650%), 03/08/2021	2,317,750	0.0
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,117,352	0.0
4,960,000	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	4,949,187	0.1
15,084,000	(3),(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	13,528,538	0.2
16,692,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	14,939,340	0.2
3,205,000	(3),(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	3,327,191	0.0
1,753,379		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,498,000	0.0
360,020		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	305,727	0.0
624,022		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	504,806	0.0
2,106,237		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,745,118	0.0
713,250		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	580,396	0.0
19,225,000		Yum! Brands, Inc., 3.750%, 11/01/2021	19,438,878	0.3
11,820,000		Yum! Brands, Inc., 3.875%, 11/01/2020	11,862,670	0.2

See Accompanying Notes to Financial Statements

9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

8,160,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,424,343	0.1
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,213,530	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	13,119,250	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	6,351,651	0.1
			215,618,193	3.0

		Consumer, Non-cyclical: 1.9%
14,900,000	(8)	Avantor, Inc., 6.000%, 10/01/2024	15,585,400	0.2
61,769,000	(8)	Avantor, Inc., 9.000%, 10/01/2025	66,633,309	0.9
6,885,000		Elanco Animal Health, Inc., 4.662%, 08/27/2021	7,052,822	0.1
6,710,000	(8)	Hologic, Inc., 4.375%, 10/15/2025	6,793,170	0.1
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,286,375	0.0
9,125,000	(8)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,693,624	0.1
11,030,000	(8)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	11,956,355	0.2
5,925,000	(3)	Service Corp. International/US, 5.375%, 05/15/2024	6,051,528	0.1
4,695,000		Teleflex, Inc., 4.625%, 11/15/2027	4,974,470	0.1
7,275,000	(3)	Teleflex, Inc., 4.875%, 06/01/2026	7,532,972	0.1
			138,560,025	1.9

		Energy: 0.1%
3,855,000		NuStar Logistics L.P., 4.800%, 09/01/2020	3,868,916	0.1

		Financial: 1.0%
8,400,000	(7)	Bank of New York Mellon Corp., 3.726%, (US0003M + 3.420%), 12/31/2199	7,969,831	0.1
4,865,000	(7)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	4,817,564	0.1
16,343,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	16,359,425	0.2
6,795,000	(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	6,907,935	0.1
3,510,000	(8)	SBA Communications Corp., 3.875%, 02/15/2027	3,500,190	0.0
13,150,000		SBA Communications Corp., 4.000%, 10/01/2022	13,327,722	0.2
5,010,000		SBA Communications Corp., 4.875%, 09/01/2024	5,141,963	0.1
6,640,000	(7)	State Street Corp., 5.250%, 12/31/2199	6,338,520	0.1
6,360,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	6,435,461	0.1
			70,798,611	1.0

		Industrial: 1.0%
52,355,000	(3),(7)	General Electric Co., 5.000%, 12/31/2199	41,184,819	0.6
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,549,220	0.0
7,425,000	(8)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.719%, (US0003M + 3.500%), 07/15/2021	7,390,214	0.1
6,845,000	(8)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,935,320	0.1
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,393,590	0.0
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,443,255	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,521,012	0.0
5,885,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	5,649,600	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	895,042	0.0
			74,962,072	1.0

		Technology: 0.7%
2,840,000	(8)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,953,074	0.0
47,166,000	(3),(8)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	48,205,303	0.7
			51,158,377	0.7

		Utilities: 0.1%
9,465,000	(3),(7)	NiSource, Inc., 5.650%, 12/31/2199	9,043,713	0.1

	Total Corporate Bonds/Notes
	(Cost $797,395,271)		813,225,308	11.3

BANK LOANS: 10.5%
		Basic Materials: 0.0%
3,048,658		H.B. Fuller Co. 1st Lien Term Loan B, 2.190%, (US0001M + 2.000%), 10/20/2024	2,955,292	0.0

		Consumer, Cyclical: 0.7%
24,685,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	23,574,175	0.3

See Accompanying Notes to Financial Statements

10

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

5,211,997	Four Seasons Hotels Ltd. - TL B 1L, 2.296%, (US0003M + 2.000%), 11/30/2023	4,964,427	0.1
9,141,115	Life Time, Inc. 2017 Term Loan B 1L, 3.750%, (US0003M + 2.750%), 06/10/2022	8,127,978	0.1
10,920,000	Mileage Plus Holdings LLC 2020 Term Loan B, 5.412%, (US0001M + 5.250%), 06/25/2027	10,860,530	0.2
		47,527,110	0.7

	Consumer, Non-cyclical: 3.3%
439,970	Gartner, Inc. - TL A 1L, 2.305%, (US0003M + 2.000%), 03/20/2022	436,670	0.0
20,980,000	Loire Finco Luxembourg Sarl - TL B 1L, 3.678%, (US0003M + 3.250%), 01/24/2027	20,193,250	0.3
15,225,000	NVA Holdings Inc. - TL A-3 1L, 2.438%, (US0003M + 2.250%), 09/19/2022	15,072,750	0.2
352,114	Prestige Brands, Inc. Term Loan B4, 2.178%, (US0001M + 2.000%), 01/26/2024	347,272	0.0
182,850,412	Refinitiv - TL B 1L, 3.428%, (US0001M + 3.750%), 10/01/2025	179,124,835	2.5
23,590,006	Sunshine Luxembourg VII Sarl - TL B 1L, 5.322%, (US0003M + 4.250%), 07/17/2026	22,621,141	0.3
		237,795,918	3.3

	Financial: 2.4%
1,322,935	Alliant Holdings Intermediate, LLC Term Loan B 1L, 2.924%, (US0003M + 3.000%), 05/09/2025	1,256,788	0.0
2,044,085	AmWINS Group, Inc. - TL B 1L, 3.750%, (US0003M + 2.750%), 01/25/2024	1,991,705	0.0
24,384,853	HUB International Ltd. - TL B 1L, 5.000%, (US0001M + 4.000%), 04/25/2025	24,134,226	0.4
111,568,456	HUB International Ltd. TL B 1L, 4.020%, (US0001M + 3.000%), 04/25/2025	106,687,336	1.5
31,457,082	USI Inc/NY - TL B 1L, 3.308%, (US0003M + 3.000%), 05/16/2024	29,947,142	0.4
7,255,000	USI, Inc. Term Loan B 1L, 4.500%, (US0001M + 4.000%), 12/02/2026	7,050,953	0.1
		171,068,150	2.4

	Health Care: 0.3%
2,164,575	CPI Holdco, LLC 2019 TL 1L, 5.701%, (US0003M + 4.250%), 11/04/2026	2,094,227	0.0
19,354,005	Emerald TopCo Inc Term Loan, 4.259%, (US0003M + 3.500%), 07/24/2026	18,737,096	0.3
		20,831,323	0.3

	Industrial: 0.1%
2,823,318	Filtration Group Corp. 2018 1st Lien Term Loan, 3.178%, (US0003M + 3.000%), 03/31/2025	2,720,973	0.1
3,050,000	Welbilt, Inc. 2018 Term Loan B 1L, 2.678%, (US0003M + 2.500%), 10/23/2025	2,638,250	0.0
		5,359,223	0.1

	Industrial Equipment: 0.0%
2,080,000	Gardner Denver, Inc. 2020 USD Term Loan B, 3.052%, (US0003M + 2.750%), 03/01/2027	2,031,900	0.0

	Materials: 0.3%
21,575,000	Thyssenkrupp AG - TL B 1L, 4.420%, (US0001M + 3.500%), 06/30/2027	21,143,505	0.3

	Technology: 3.4%
66,918,312	Cypress Intermediate Holdings III Inc TL B 1L, 4.000%, (US0001M + 3.000%), 04/29/2024	64,710,007	0.9
77,461,707	Kronos Inc./MA - TL B 1L, 3.179%, (US0003M + 3.000%), 11/01/2023	77,389,048	1.1
2,853,438	Ultimate Software Group, Inc. - TL 1L, 3.928%, (US0003M + 3.750%), 05/04/2026	2,768,345	0.0
96,905,000	Ultimate Software Group, Inc. TL 1L, 4.052%, (US0003M + 3.750%), 05/03/2026	95,961,920	1.3
3,050,000	Ultimate Software Group, Inc. TL 2L, 6.912%, (US0001M + 6.750%), 05/03/2027	3,109,094	0.1
		243,938,414	3.4

	Total Bank Loans
	(Cost $761,767,031)	752,650,835	10.5

ASSET-BACKED SECURITIES: 0.4%
	Other Asset-Backed Securities: 0.4%
7,968,675	(8) Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,626,798	0.1

See Accompanying Notes to Financial Statements

11

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

7,457,175	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,971,688	0.1
3,691,450	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,871,741	0.1
5,037,825	(8)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,227,751	0.1

	Total Asset-Backed Securities
	(Cost $23,949,807)		25,697,978	0.4

	Total Long-Term Investments
	(Cost $6,127,501,849)		6,662,214,021	92.8

SHORT-TERM INVESTMENTS: 12.9%
		Floating Rate Notes: 0.0%
1,775,000	(9)	Bank of Montreal, 0.200%, 07/13/2020
		(Cost $1,775,038)	1,775,038	0.0

		Repurchase Agreements: 2.4%
5,798,186	(9)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $5,798,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,914,150, due 08/13/20-05/20/70)	5,798,186	0.1
15,353,238	(9)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $15,353,325, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $16,030,565, due 08/15/20-02/15/48)	15,353,238	0.2
34,738,495	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $34,738,590, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $35,433,265, due 08/01/20-02/20/70)	34,738,495	0.5
6,817,967	(9)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,817,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $6,954,326, due 01/01/29-06/01/50)	6,817,967	0.1
14,641,807	(9)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $14,641,867, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $14,934,706, due 07/31/20-11/15/49)	14,641,807	0.2
44,235,081	(9)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $44,235,190, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $45,119,785, due 07/31/21-05/20/70)	44,235,081	0.6

See Accompanying Notes to Financial Statements

12

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

8,925,569	(9)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $8,925,596, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $9,104,080, due 07/15/20-06/01/50)	8,925,569	0.1
2,624,346	(9)	Palafox Trading LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $2,624,357, collateralized by various U.S. Government Securities, 1.375%-2.000%, Market Value plus accrued interest $2,676,845, due 01/31/22-08/15/25)	2,624,346	0.1
2,585,811	(9)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $2,585,829, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $2,700,764, due 10/27/20-05/27/40)	2,585,811	0.0
36,020,404	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $36,020,641, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $36,824,307, due 01/15/22-02/15/47)	36,020,404	0.5

	Total Repurchase Agreements
	(Cost $171,740,904)		171,740,904	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.5%
5,512,000	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	5,512,000	0.1
5,512,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	5,512,000	0.1
5,512,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	5,512,000	0.1
734,303,812	(10)	T. Rowe Price Government Reserve Fund, 0.140%	734,303,811	10.2
	Total Mutual Funds
	(Cost $750,839,811)		750,839,811	10.5

	Total Short-Term Investments
	(Cost $924,355,753)		924,355,753	12.9

	Total Investments in Securities (Cost $7,051,857,602)		$ 7,586,569,774	105.7
	Liabilities in Excess of Other Assets		(405,997,607)	(5.7)
	Net Assets		$ 7,180,572,167	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at June 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $40,810,261 or 0.6% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

13

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Communication Services: 5.4%
20,501		AT&T, Inc.	$ 619,745	0.2
121,783		Comcast Corp. – Class A	4,747,101	1.6
118,560		Fox Corp. - Class B	3,182,151	1.1
242,534		News Corp - Class A	2,876,453	1.0
38,575		Verizon Communications, Inc.	2,126,640	0.7
19,684		Walt Disney Co.	2,194,963	0.8
			15,747,053	5.4

		Consumer Discretionary: 2.8%
19,700		General Motors Co.	498,410	0.2
56,911		Kohl's Corp.	1,182,042	0.4
58,223		Las Vegas Sands Corp.	2,651,475	0.9
143,316	(1),(2)	Mattel, Inc.	1,385,866	0.5
3,600		McDonald's Corp.	664,092	0.2
21,174		MGM Resorts International	355,723	0.1
4,700	(1)	Royal Caribbean Cruises Ltd.	236,410	0.1
79,064	(1)	Volkswagen AG ADR	1,204,935	0.4
			8,178,953	2.8

		Consumer Staples: 8.1%
9,000		Altria Group, Inc.	353,250	0.1
19,738		Bunge Ltd.	811,824	0.3
135,712		Conagra Brands, Inc.	4,772,991	1.6
36,440		Kimberly-Clark Corp.	5,150,794	1.8
5,800		Mondelez International, Inc.	296,554	0.1
76,028		Philip Morris International, Inc.	5,326,522	1.8
89,217		Tyson Foods, Inc.	5,327,147	1.8
14,911		Walmart, Inc.	1,786,039	0.6
			23,825,121	8.1

		Energy: 8.4%
9,217		Chevron Corp.	822,433	0.3
88,640		Enbridge, Inc.	2,696,429	0.9
17,900		EOG Resources, Inc.	906,814	0.3
65,027		Exxon Mobil Corp.	2,908,008	1.0
125,400		Halliburton Co.	1,627,692	0.6
10,331		Hess Corp.	535,249	0.2
63,183		Occidental Petroleum Corp.	1,156,249	0.4
9,433		Pioneer Natural Resources Co.	921,604	0.3
95,318		Targa Resources Corp.	1,913,032	0.6
103,644		TC Energy Corp.	4,442,182	1.5
175,583		Total S.A. ADR	6,752,922	2.3
			24,682,614	8.4

		Financials: 19.3%
169,221		American International Group, Inc.	5,276,311	1.8
28,918		Bank of America Corp.	686,802	0.2
52,275		Chubb Ltd.	6,619,061	2.2
104,098		Equitable Holdings, Inc.	2,008,050	0.7
218,460		Fifth Third Bancorp	4,211,909	1.4
55,360		Franklin Resources, Inc.	1,160,899	0.4
41,623		JPMorgan Chase & Co.	3,915,059	1.3
104,676		Loews Corp.	3,589,340	1.2
8,241		Marsh & McLennan Cos., Inc.	884,836	0.3
142,826		Metlife, Inc.	5,216,006	1.8
130,960		Morgan Stanley	6,325,368	2.2
6,150		Northern Trust Corp.	487,941	0.2
17,532		PNC Financial Services Group, Inc.	1,844,542	0.6
25,660		Raymond James Financial, Inc.	1,766,178	0.6
64,451		State Street Corp.	4,095,861	1.4
309,033		Wells Fargo & Co.	7,911,245	2.7
4,291		Willis Towers Watson PLC	845,112	0.3
			56,844,520	19.3

		Health Care: 14.1%
58,809		AbbVie, Inc.	5,773,868	2.0
17,250		Anthem, Inc.	4,536,405	1.5
16,345		Becton Dickinson & Co.	3,910,868	1.3
10,247		Bristol-Myers Squibb Co.	602,524	0.2
79,551		CVS Health Corp.	5,168,428	1.8
41,720		Gilead Sciences, Inc.	3,209,937	1.1
63,375		GlaxoSmithKline PLC	1,280,151	0.4
16,300		GlaxoSmithKline PLC ADR	664,877	0.2
37,374		Johnson & Johnson	5,255,906	1.8
46,461		Medtronic PLC	4,260,474	1.4
14,400		Merck & Co., Inc.	1,113,552	0.4
134,655		Pfizer, Inc.	4,403,218	1.5
11,886		Zimmer Biomet Holdings, Inc.	1,418,713	0.5
			41,598,921	14.1

		Industrials: 10.9%
24,139		Alaska Air Group, Inc.	875,280	0.3
23,864		Boeing Co.	4,374,271	1.5
30,345		Emerson Electric Co.	1,882,300	0.6
5,547		Flowserve Corp.	158,201	0.1
831,160		General Electric Co.	5,676,823	1.9
42,552		Johnson Controls International plc	1,452,725	0.5
22,831		L3Harris Technologies, Inc.	3,873,736	1.3
136,261		Nielsen Holdings PLC	2,024,839	0.7
19,629		nVent Electric PLC	367,651	0.1
20,060		Paccar, Inc.	1,501,491	0.5
11,827		Snap-On, Inc.	1,638,158	0.6
41,447	(2)	Stericycle, Inc.	2,320,203	0.8
54,069		United Parcel Service, Inc. - Class B	6,011,391	2.0
			32,157,069	10.9

		Information Technology: 9.0%
53,716		Applied Materials, Inc.	3,247,132	1.1
97,514		Cisco Systems, Inc.	4,548,053	1.6
22,100		Corning, Inc.	572,390	0.2
21,724		Microsoft Corp.	4,421,051	1.5
7,445		NXP Semiconductor NV - NXPI - US	849,028	0.3
94,837		Qualcomm, Inc.	8,650,083	2.9
6,900		TE Connectivity Ltd.	562,695	0.2
25,161		Texas Instruments, Inc.	3,194,692	1.1
7,828		Western Digital Corp.	345,606	0.1
			26,390,730	9.0

		Materials: 5.2%
6,599		Akzo Nobel NV	592,856	0.2

See Accompanying Notes to Financial Statements

14

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

132,543	CF Industries Holdings, Inc.	3,729,760	1.3
116,521	DowDuPont, Inc.	6,190,761	2.1
114,418	International Paper Co.	4,028,658	1.4
5,991	PPG Industries, Inc.	635,405	0.2
		15,177,440	5.2

	Real Estate: 4.1%
59,516	Equity Residential	3,500,731	1 .2
93,060	Rayonier, Inc.	2,306,957	0.8
38,202	SL Green Realty Corp.	1,882,977	0.6
191,274	Weyerhaeuser Co.	4,296,014	1 .5
		11,986,679	4 .1

	Utilities: 7.7%
11,000	Ameren Corp.	773,960	0.3
56,621	Centerpoint Energy, Inc.	1,057,114	0.3
58,550	Edison International	3,179,850	1.1
9,895	NextEra Energy, Inc.	2,376,482	0.8
240,880	NiSource, Inc.	5,477,611	1.9
17,850	Sempra Energy	2,092,556	0.7
149,128	Southern Co.	7,732,287	2.6
		22,689,860	7.7

	Total Common Stock
	(Cost $276,244,993)	279,278,960	95.0

PREFERRED STOCK: 2.0%
		Health Care: 0.5%
26,624	(1),(2)	Becton Dickinson and Co.	1,416,397	0.5

		Utilities: 1.5%
23,003	(2)	NextEra Energy, Inc.	976,477	0.3
17,784	(2)	Sempra Energy SRE A	1,738,030	0.6
5,385	(1),(2)	Sempra Energy SRE B	529,130	0.2
30,331	(2)	Southern Co/The	1,336,384	0.4
			4,580,021	1.5

	Total Preferred Stock
	(Cost $6,297,815)		5,996,418	2.0

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
	Financial: 0.2%
772,000	(3) AXA SA, 7.250%, 05/15/2021	707,827	0.2

	Total Convertible Bonds/Notes
	(Cost $772,000)	707,827	0.2

	Total Long-Term Investments
	(Cost $283,314,808)	285,983,205	97.2

SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 1.1%
53,902	(4) BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $53,902, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $54,980, due 08/15/21-02/15/48)	53,902	0.0
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/28/20-03/01/52)	1,000,000	0.4
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,053,902)	3,053,902	1.1

See Accompanying Notes to Financial Statements

15

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
5,107,951	(5) T. Rowe Price Government Reserve Fund, 0.140%
	(Cost $5,107,951)	5,107,951	1.7

	Total Short-Term Investments
	(Cost $8,161,853)	8,161,853	2.8

	Total Investments in Securities (Cost $291,476,661)	$ 294,145,058	100.0
	Liabilities in Excess of Other Assets	(57,576)	–
	Net Assets	$ 294,087,482	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

16

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 2.0%
232,070		Amcor PLC	$ 2,343,934	1.2
469,667		South32 Ltd. - AUD	664,917	0.4
99,950		Treasury Wine Estates Ltd.	727,221	0.4
			3,736,072	2.0

		Austria: 0.8%
64,115	(1)	Erste Group Bank AG	1,514,245	0.8

		Belgium: 0.4%
4,097	(1)	Galapagos NV	808,653	0.4

		Brazil: 1.2%
198,481		Banco Bradesco SA ADR	756,213	0.4
18,171	(1)	StoneCo Ltd.	704,308	0.4
19,326	(1)	XP, Inc.	811,885	0.4
			2,272,406	1.2

		Canada: 2.7%
40,092		Magna International, Inc.	1,785,297	1.0
279,584	(1)	Seven Generations Energy Ltd.	623,998	0.3
15,487		TMX Group Ltd.	1,531,246	0.8
11,756		Waste Connections, Inc.	1,102,595	0.6
			5,043,136	2.7

		China: 8.2%
24,062	(1)	58.com, Inc. ADR	1,297,904	0.7
25,721	(1)	Alibaba Group Holding Ltd. ADR	5,548,020	2.9
12,018	(1)	Baidu, Inc. ADR	1,440,838	0.7
240,600		BTG Hotels Group Co. Ltd. - A Shares	525,515	0.3
252,000		China Mengniu Dairy Co., Ltd.	966,314	0.5
203,000		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,630,403	0.9
8,189		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,700,591	0.9
39,500		Tencent Holdings Ltd.	2,531,078	1.3
			15,640,663	8.2

		France: 7.0%
7,372		Air Liquide SA	1,065,889	0.6
2,101	(1)	Dassault Aviation SA	1,927,654	1.0
19,653	(1)	EssilorLuxottica SA	2,527,530	1.3
1,336		LVMH Moet Hennessy Louis Vuitton SE	589,835	0.3
23,627		Sanofi	2,409,580	1.3
58,329		Thales S.A.	4,720,863	2.5
			13,241,351	7.0

		Germany: 5.4%
46,453		Bayer AG	3,443,245	1.8
42,111	(1),(2)	Evotec AG	1,149,385	0.6
10,245		Knorr-Bremse AG	1,039,717	0.5
1,048	(1)	Morphosys AG	132,872	0.1
18,760		SAP SE	2,622,439	1.4
24,356	(1)	TeamViewer AG	1,329,882	0.7
8,433	(1),(3)	Zalando SE	598,239	0.3
			10,315,779	5.4

		Hong Kong: 2.1%
345,600		AIA Group Ltd.	3,233,988	1.7
127,240		CK Hutchison Holdings Ltd.	823,954	0.4
			4,057,942	2.1

		India: 3.8%
229,374		Axis Bank Ltd.	1,240,860	0.6
119,799		Housing Development Finance Corp.	2,785,581	1.5
22,967		Kotak Mahindra Bank Ltd.	414,555	0.2
12,326		Maruti Suzuki India Ltd.	954,181	0.5
1,464,164		NTPC Ltd.	1,862,783	1.0
			7,257,960	3.8

		Indonesia: 1.9%
1,094,200		Bank Central Asia Tbk PT	2,189,277	1.1
20,396,900		Sarana Menara Nusantara Tbk PT	1,462,273	0.8
			3,651,550	1.9

		Italy: 1.0%
145,789		Banca Mediolanum SpA	1,049,194	0.5
4,641		DiaSorin SpA	891,279	0.5
			1,940,473	1.0

		Japan: 15.0%
11,000		Daiichi Sankyo Co., Ltd.	899,708	0.5
3,400		Disco Corp.	829,221	0.4
16,600		en-japan, Inc.	413,201	0.2
72,100		Fujitsu General Ltd.	1,481,278	0.8
9,000		Hoshizaki Corp.	771,396	0.4
34,900	(2)	Kansai Paint Co., Ltd.	737,498	0.4
12,700		Kao Corp.	1,007,844	0.5
72,800		Mitsubishi Electric Corp.	950,860	0.5
33,300		Murata Manufacturing Co., Ltd.	1,962,985	1.0
146,600		Nippon Telegraph & Telephone Corp.	3,415,700	1.8
59,800	(2)	Otsuka Holdings Co. Ltd.	2,606,201	1.4
84,800		Outsourcing, Inc.	540,573	0.3
45,500		Pan Pacific International Holdings Corp.	1,001,759	0.5
86,700		Persol Holdings Co. Ltd.	1,195,322	0.6
49,300		Seven & I Holdings Co., Ltd.	1,612,777	0.9
16,200		Shimadzu Corp.	432,494	0.2
48,100		Stanley Electric Co., Ltd.	1,164,386	0.6
20,200		Suzuki Motor Corp.	689,751	0.4
99,860		Takeda Pharmaceutical Co., Ltd.	3,587,767	1.9
15,400		Terumo Corp.	586,167	0.3
548,500		Z Holdings Corp.	2,691,887	1.4
			28,578,775	15.0

		Netherlands: 10.6%
443	(1),(3)	Adyen NV	644,781	0.3
6,432	(1)	Airbus SE	460,875	0.2
21,135		Akzo Nobel NV	1,898,773	1.0

See Accompanying Notes to Financial Statements

17

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (UNAUDITED) (CONTINUED)

8,703		ASML Holding NV	3,183,657	1.7
71,383	(1)	Koninklijke Philips NV	3,329,838	1.7
27,905		NXP Semiconductor NV - NXPI - US	3,182,286	1.7
37,893	(1)	Prosus NV	3,522,455	1.9
74,359		Unilever NV	3,964,637	2.1
			20,187,302	10.6

		Peru: 0.6%
8,452		Credicorp Ltd.	1,129,779	0.6

		Philippines: 0.4%
36,995		SM Investments Corp.	702,602	0.4

		Poland: 0.6%
140,920		Powszechny Zaklad Ubezpieczen SA	1,037,128	0.6

		Portugal: 2.5%
228,672		Galp Energia SGPS SA	2,652,581	1.4
117,943		Jeronimo Martins SGPS SA	2,063,988	1.1
			4,716,569	2.5

		Russia: 0.5%
80,774		Sberbank PAO ADR	915,977	0.5

		South Africa: 2.8%
4,912		Capitec Bank Holdings Ltd.	244,128	0.1
27,998		Naspers Ltd.	5,145,483	2.7
			5,389,611	2.8

		South Korea: 5.3%
1,050		LG Household & Health Care Ltd.	1,176,850	0.6
23,212		NAVER Corp.	5,222,312	2.8
82,850		Samsung Electronics Co., Ltd.	3,667,573	1.9
			10,066,735	5.3

		Spain: 0.4%
14,092		Amadeus IT Group SA	739,857	0.4

		Sweden: 2.2%
27,735		Assa Abloy AB	567,666	0.3
65,009	(1)	Essity AB	2,107,683	1.1
116,814	(1)	Swedbank AB	1,499,994	0.8
			4,175,343	2.2

		Switzerland: 7.4%
19,237	(1)	Alcon, Inc.	1,105,343	0.6
50,763		Julius Baer Group Ltd.	2,131,924	1.1
7,201		Lonza Group AG	3,814,354	2.0
33,703		Nestle SA	3,736,673	2.0
6,033		Roche Holding AG	2,090,130	1.1
7,686		Temenos AG	1,194,588	0.6
			14,073,012	7.4

		Taiwan: 2.3%
410,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,378,603	2.3

		Thailand: 0.8%
653,600	(1)	CP ALL PCL (Foreign)	1,440,506	0.8

		United Arab Emirates: 1.2%
293,036		First Abu Dhabi Bank PJSC	908,986	0.5
264,043	(1),(3)	Network International Holdings PLC	1,445,449	0.7
			2,354,435	1.2

		United Kingdom: 5.3%
58,340		Burberry Group PLC	1,152,801	0.6
37,729	(1),(2)	Farfetch Ltd. - Class A	651,580	0.4
116,002		Hiscox Ltd.	1,132,261	0.6
79,543		HomeServe PLC	1,285,965	0.7
11,758		Linde PLC	2,490,268	1.3
24,723		London Stock Exchange Group PLC	2,571,065	1.3
37,431		Smith & Nephew PLC	697,473	0.4
			9,981,413	5.3

		United States: 3.1%
635	(1)	Booking Holdings, Inc.	1,011,136	0.5
50,159		Philip Morris International, Inc.	3,514,139	1.9
5,809	(1),(2)	Royalty Pharma PLC	282,027	0.1
5,700		Visa, Inc. - Class A	1,101,069	0.6
			5,908,371	3.1

	Total Common Stock
	(Cost $162,387,617)		185,256,248	97.5

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	355,302	0.2

		Germany: 0.2%
856		Sartorius AG	282,520	0.2

		United Kingdom: 0.2%
990	(1),(4),(5)	Roofoods Ltd. - Series G	413,722	0.2

	Total Preferred Stock
	(Cost $780,990)		1,051,544	0.6

	Total Long-Term Investments
	(Cost $163,168,607)		186,307,792	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 2.2%
139,722	(6)	Bank of America Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $139,722, collateralized by various U.S. Government Securities, 0.125%-5.000%, Market Value plus accrued interest $142,516, due 10/15/24-02/15/48)	139,722	0.1

See Accompanying Notes to Financial Statements

18

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.5
1,000,000	(6)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	1,000,000	0.6
1,000,000	(6)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23-07/01/50)	1,000,000	0.5
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $4,139,722)		4,139,722	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,401,054	(7) T. Rowe Price Government Reserve Fund, 0.140%
	(Cost $2,401,054)	2,401,054	1.2

	Total Short-Term Investments
	(Cost $6,540,776)	6,540,776	3.4

	Total Investments in Securities (Cost $169,709,383)	$ 192,848,568	101.5
	Liabilities in Excess of Other Assets	(2,828,314)	(1.5)
	Net Assets	$ 190,020,254	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $769,024 or 0.4% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

19

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 42.8%
		Communication Services: 2.7%
13,978		Activision Blizzard, Inc.	$ 1,060,930	0.3
59,568		AT&T, Inc.	1,800,741	0.5
4,241	(1)	Auto Trader Group PLC	27,612	0.0
89,835		CenturyLink, Inc.	901,045	0.3
29,701		Comcast Corp. – Class A	1,157,745	0.4
7,492		Deutsche Telekom AG	125,709	0.0
1,459		Elisa OYJ	88,782	0.0
42,000		HKT Trust / HKT Ltd.	61,634	0.0
3,300		Konami Holdings Corp.	110,117	0.0
10,136		Koninklijke KPN NV	26,961	0.0
300		Nintendo Co., Ltd.	134,121	0.1
4,200		Nippon Telegraph & Telephone Corp.	97,858	0.0
5,400		NTT DoCoMo, Inc.	143,359	0.1
11,042		Omnicom Group	602,893	0.2
11,778		Orange SA	140,840	0.1
59,000		PCCW Ltd.	33,734	0.0
43,300		Singapore Telecommunications Ltd.	77,026	0.0
10,700		Softbank Corp.	136,385	0.1
17,565		Spark New Zealand Ltd.	51,969	0.0
23,110		Telefonica Deutschland Holding AG	68,155	0.0
18,785		Telephone & Data Systems, Inc.	373,446	0.1
32,982		Verizon Communications, Inc.	1,818,298	0.5
20,483		Vodafone Group PLC	32,563	0.0
			9,071,923	2.7

		Consumer Discretionary: 2.2%
600		ABC-Mart, Inc.	35,198	0.0
1,700		Benesse Holdings, Inc.	45,593	0.0
336		Cie Generale des Etablissements Michelin SCA	35,022	0.0
700		Denso Corp.	27,452	0.0
5,388		Dollar General Corp.	1,026,468	0.3
18,851		eBay, Inc.	988,735	0.3
307		Ferrari NV	52,588	0.0
4,889		Garmin Ltd.	476,677	0.1
29,152		Gentex Corp.	751,247	0.2
110		Hermes International	92,356	0.0
100		Hikari Tsushin, Inc.	22,865	0.0
962		Home Depot, Inc.	240,991	0.1
1,229		McDonald's Corp.	226,714	0.1
900	(2)	McDonald's Holdings Co. Japan Ltd.	48,643	0.0
5,300		Pan Pacific International Holdings Corp.	116,689	0.1
2,137		Pandora A/S	116,711	0.1
3,232	(3)	Persimmon PLC	91,470	0.0
3,269		Pool Corp.	888,743	0.3
6,100		Sekisui House Ltd.	116,462	0.0
21,126		Service Corp. International	821,590	0.2
9,132		Target Corp.	1,095,201	0.3
4,095		Wesfarmers Ltd.	127,322	0.1
			7,444,737	2.2

		Consumer Staples: 3.9%
6,500		Ajinomoto Co., Inc.	107,867	0.0
25,140		Altria Group, Inc.	986,745	0.3
270		Beiersdorf AG	30,703	0.0
1,300		Calbee, Inc.	35,931	0.0
838		Carlsberg A/S	111,126	0.1
10		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	82,593	0.0
3,937		Coca-Cola Amatil Ltd.	23,714	0.0
1,200	(3)	Colruyt S.A.	65,951	0.0
1,646		Danone	114,253	0.1
712		Diageo PLC	23,665	0.0
2,268	(3)	Essity AB	73,532	0.0
30,399		Flowers Foods, Inc.	679,722	0.2
16,349		General Mills, Inc.	1,007,916	0.3
7,193		Hershey Co.	932,357	0.3
4,581		Imperial Brands PLC	87,206	0.0
6,402		Kimberly-Clark Corp.	904,923	0.3
3,330		Koninklijke Ahold Delhaize NV	90,756	0.0
1,100		Lawson, Inc.	55,330	0.0
1,400		MEIJI Holdings Co., Ltd.	111,406	0.1
9,233		Mondelez International, Inc.	472,083	0.1
4,738		Nestle SA	525,305	0.2
7,869		Orkla ASA	69,087	0.0
12,413		PepsiCo, Inc.	1,641,743	0.5
18,732		Philip Morris International, Inc.	1,312,364	0.4
17,874		Procter & Gamble Co.	2,137,194	0.6
3,300		Seven & I Holdings Co., Ltd.	107,955	0.0
2,400		Sundrug Co., Ltd.	79,430	0.0
867		Swedish Match AB	61,172	0.0
1,000		Toyo Suisan Kaisha Ltd.	55,874	0.0
600		Tsuruha Holdings, Inc.	82,868	0.0
3,136		Unilever PLC	169,159	0.1
3,646		Unilever NV	194,396	0.1
5,109		Walmart, Inc.	611,956	0.2
38,128		WM Morrison Supermarkets PLC	89,819	0.0
			13,136,101	3.9

		Energy: 0.9%
38,045		BP PLC	145,752	0.1
13,866		Chevron Corp.	1,237,263	0.4
6,404		ConocoPhillips	269,096	0.1
10,311		ENI S.p.A.	98,841	0.0
11,189		Kinder Morgan, Inc.	169,737	0.0
2,335		Repsol SA	20,632	0.0
1,201	(2)	Total SA	46,308	0.0
49,066		Williams Cos., Inc.	933,236	0.3
			2,920,865	0.9

		Financials: 3.8%
9,640		3i Group PLC	99,263	0.0
3,171		Admiral Group Plc	89,926	0.0
100		Allianz SE	20,434	0.0
9,852		Allstate Corp.	955,546	0.3
5,936		Assicurazioni Generali S.p.A.	90,169	0.0
286		ASX Ltd.	16,999	0.0
11,957		Australia & New Zealand Banking Group Ltd.	155,143	0.1
25,224		Aviva PLC	85,493	0.0
15,454		Bank Leumi Le-Israel BM	77,701	0.0
3,873		Bank of New York Mellon Corp.	149,691	0.0

See Accompanying Notes to Financial Statements

20

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

39,000		BOC Hong Kong Holdings Ltd.	124,874	0.1
842		Deutsche Boerse AG	152,382	0.1
23,086		Direct Line Insurance Group PLC	77,408	0.0
2,020		Erie Indemnity Co.	387,638	0.1
6,861		Hanover Insurance Group, Inc.	695,225	0.2
11,344		Intercontinental Exchange, Inc.	1,039,110	0.3
76,751	(3)	Intesa Sanpaolo SpA	147,491	0.1
9,714		Israel Discount Bank Ltd.	29,628	0.0
20,508		JPMorgan Chase & Co.	1,928,982	0.6
1,219		London Stock Exchange Group PLC	126,770	0.1
863		Macquarie Group Ltd.	71,622	0.0
19,386		Mapfre SA	34,617	0.0
1,814		MarketAxess Holdings, Inc.	908,669	0.3
11,303		Mediobanca Banca di Credito Finanziario SpA	81,622	0.0
9,279		Mercury General Corp.	378,119	0.1
1,504		Mizrahi Tefahot Bank Ltd.	28,260	0.0
4,300		MS&AD Insurance Group Holdings, Inc.	118,417	0.0
318		Muenchener Rueckversicherungs-Gesellschaft AG	82,805	0.0
6,054		Nasdaq, Inc.	723,271	0.2
15,460	(2),(3)	Natixis SA	40,776	0.0
1,600		ORIX Corp.	19,868	0.0
12,978		Progressive Corp.	1,039,668	0.3
81,655		Royal Bank of Scotland Group PLC	122,584	0.0
3,595		S&P Global, Inc.	1,184,481	0.4
3,480		Sampo OYJ	119,954	0.0
3,067	(3)	SCOR SE	84,705	0.0
13,400		Singapore Exchange Ltd.	80,637	0.0
4,600		Sumitomo Mitsui Financial Group, Inc.	129,820	0.1
7,800		T. Rowe Price Group, Inc.	963,300	0.3
465		Zurich Insurance Group AG	164,764	0.1
			12,827,832	3.8

		Health Care: 7.0%
16,257		AbbVie, Inc.	1,596,112	0.5
8,795		AmerisourceBergen Corp.	886,272	0.3
6,093		Amgen, Inc.	1,437,095	0.4
487		Anthem, Inc.	128,071	0.0
6,000		Astellas Pharma, Inc.	100,197	0.0
11,504		Baxter International, Inc.	990,495	0.3
485		Bio-Techne Corp.	128,074	0.0
23,829		Bristol-Myers Squibb Co.	1,401,145	0.4
17,287		Cardinal Health, Inc.	902,209	0.3
13,498		Cerner Corp.	925,288	0.3
1,145		Chemed Corp.	516,475	0.1
843		Coloplast A/S	131,397	0.1
8,408		Eli Lilly & Co.	1,380,426	0.4
16,066		Gilead Sciences, Inc.	1,236,118	0.4
11,638		GlaxoSmithKline PLC	235,083	0.1
2,665		Hikma Pharmaceuticals PLC	73,130	0.0
900		Hoya Corp.	86,183	0.0
744		Humana, Inc.	288,486	0.1
17,616		Johnson & Johnson	2,477,338	0.7
848	(3)	Koninklijke Philips NV	39,557	0.0
2,500		Medipal Holdings Corp.	48,252	0.0
14,887		Medtronic PLC	1,365,138	0.4
22,006		Merck & Co., Inc.	1,701,724	0.5
300		Nippon Shinyaku Co., Ltd.	24,487	0.0
3,357		Novartis AG	292,466	0.1
3,867		Novo Nordisk A/S	251,926	0.1
2,800		Olympus Corp.	53,907	0.0
2,237		Orion Oyj	108,481	0.0
50,004		Pfizer, Inc.	1,635,131	0.5
5,190		Quest Diagnostics, Inc.	591,452	0.2
1,777		Recordati S.p.A.	88,918	0.0
1,195		Roche Holding AG	414,007	0.1
2,483		Sanofi	253,227	0.1
2,000		Shionogi & Co., Ltd.	125,467	0.1
6,457		Smith & Nephew PLC	120,317	0.0
800		Suzuken Co., Ltd.	29,888	0.0
834		UCB S.A.	96,782	0.0
1,949		UnitedHealth Group, Inc.	574,858	0.2
8,209		Zoetis, Inc.	1,124,961	0.3
			23,860,540	7.0

		Industrials: 4.1%
2,142		Adecco Group AG	100,964	0.0
36,337		Aurizon Holdings Ltd.	123,650	0.1
2,754	(3)	Bouygues SA	94,336	0.0
300		Central Japan Railway Co.	46,398	0.0
4,266		CH Robinson Worldwide, Inc.	337,270	0.1
7,500		CK Hutchison Holdings Ltd.	48,567	0.0
8,241		CSX Corp.	574,727	0.2
4,310	(3)	Deutsche Post AG	158,262	0.1
1,400		East Japan Railway Co.	97,013	0.0
1,182	(3)	Eiffage SA	108,349	0.0
3,586		Expeditors International Washington, Inc.	272,679	0.1
4,650		Ferrovial SA - FERE	124,294	0.1
8,417		Honeywell International, Inc.	1,217,014	0.4
6,300		Itochu Corp.	136,318	0.1
2,500		Jardine Matheson Holdings Ltd.	104,527	0.0
2,500		Kamigumi Co., Ltd.	49,166	0.0
3,382		Kansas City Southern	504,899	0.1
1,991		Kone Oyj	137,318	0.1
3,150		Landstar System, Inc.	353,776	0.1
6,300		LIXIL Group Corp.	88,479	0.0
3,243		Lockheed Martin Corp.	1,183,436	0.3
5,300		Mitsubishi Corp.	111,998	0.0
3,700		Mitsubishi Heavy Industries Ltd.	87,357	0.0
4,600		Mitsui & Co., Ltd.	68,156	0.0
2,635		MSC Industrial Direct Co.	191,854	0.1
22,500		MTR Corp.	117,017	0.1
2,553		Randstad NV	114,157	0.0
7,065		Relx PLC (GBP Exchange)	163,524	0.1
10,970		Republic Services, Inc.	900,089	0.3
20,230		Rollins, Inc.	857,550	0.3
1,500		Secom Co., Ltd.	131,614	0.1
3,500		SG Holdings Co. Ltd.	114,218	0.0
696		Siemens AG	82,084	0.0
400		Sohgo Security Services Co., Ltd.	18,677	0.0
8,700		Sumitomo Corp.	100,063	0.0

See Accompanying Notes to Financial Statements

21

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020(Unaudited) (CONTINUED)

3,153		United Parcel Service, Inc. - Class B	350,551	0.1
5,667		Verisk Analytics, Inc.	964,523	0.3
276	(2)	Vinci SA	25,592	0.0
8,190		Waste Connections, Inc.	768,140	0.2
9,201		Waste Management, Inc.	974,478	0.3
4,810		Watsco, Inc.	854,737	0.2
18,928		Werner Enterprises, Inc.	823,936	0.2
1,400		West Japan Railway Co.	78,525	0.0
1,757		Wolters Kluwer NV	137,231	0.0
			13,897,513	4.1

		Information Technology: 13.2%
6,644		Accenture PLC	1,426,600	0.4
13,875		Amdocs Ltd.	844,710	0.2
7,499		Automatic Data Processing, Inc.	1,116,526	0.3
31,467		Avnet, Inc.	877,457	0.3
11,475		Booz Allen Hamilton Holding Corp.	892,640	0.3
6,507		Broadridge Financial Solutions, Inc. ADR	821,118	0.2
6,200	(2)	Canon, Inc.	123,678	0.1
4,782		CDW Corp.	555,573	0.2
36,374		Cisco Systems, Inc.	1,696,483	0.5
6,082		Citrix Systems, Inc.	899,589	0.3
17,041		Cognizant Technology Solutions Corp.	968,270	0.3
801		Dassault Systemes SE	139,047	0.1
12,568		Dolby Laboratories, Inc.	827,854	0.2
561		Edenred	24,604	0.0
16,032		Flir Systems, Inc.	650,418	0.2
1,200		Fuji Film Holdings Corp.	51,362	0.0
21,530		Genpact Ltd.	786,276	0.2
2,000		Hitachi Ltd.	63,570	0.0
21,587		HP, Inc.	376,261	0.1
32,944		Intel Corp.	1,971,040	0.6
8,687		International Business Machines Corp.	1,049,129	0.3
3,943		Intuit, Inc.	1,167,877	0.3
4,866		Jack Henry & Associates, Inc.	895,490	0.3
37,910		Juniper Networks, Inc.	866,623	0.3
9,634		Leidos Holdings, Inc.	902,417	0.3
1,700		Logitech International SA	111,400	0.0
3,399		Mastercard, Inc. - Class A	1,005,084	0.3
15,152		Maxim Integrated Products	918,363	0.3
11,638		MAXIMUS, Inc.	819,897	0.2
37,491		Microsoft Corp.	7,629,793	2.3
1,768		Monolithic Power Systems, Inc.	419,016	0.1
6,635		Motorola Solutions, Inc.	929,763	0.3
14,902		National Instruments Corp.	576,856	0.2
2,500		NEC Corp.	120,114	0.1
6,225		NetApp, Inc.	276,203	0.1
43,151		NortonLifeLock, Inc.	855,684	0.2
23,710		Oracle Corp.	1,310,452	0.4
600		Oracle Corp. Japan	71,168	0.0
12,684		Paychex, Inc.	960,813	0.3
8,423		Pegasystems, Inc.	852,155	0.2
14,196		Qualcomm, Inc.	1,294,817	0.4
9,500		Ricoh Co., Ltd.	68,168	0.0
13,773		Sage Group PLC/The	114,328	0.0
17,204		Seagate Technology	832,846	0.2
7,200	(2)	Seiko Epson Corp.	82,481	0.0
41,418		Switch, Inc.	738,069	0.2
9,082		TE Connectivity Ltd.	740,637	0.2
8,681		Telefonaktiebolaget LM Ericsson	80,469	0.0
10,641		Texas Instruments, Inc.	1,351,088	0.4
2,100		Trend Micro, Inc.	117,358	0.1
3,214		Visa, Inc. - Class A	620,848	0.2
31,335		Western Union Co.	677,463	0.2
9,965		Xilinx, Inc.	980,456	0.3
			44,550,401	13.2

		Materials: 2.1%
4,407		Air Products & Chemicals, Inc.	1,064,114	0.3
750		Anglo American PLC	17,290	0.0
7,199		Aptargroup, Inc.	806,144	0.2
2,099		BASF SE	117,899	0.0
2,777	(2)	BHP Group Ltd.	69,141	0.0
1,637		CRH PLC	56,346	0.0
1,837		Croda International PLC	119,314	0.1
152		EMS-Chemie Holding AG	118,090	0.1
15,383		Evraz PLC	54,503	0.0
13,238		Fortescue Metals Group Ltd.	128,695	0.1
2,644		LafargeHolcim Ltd.-CHF	116,484	0.0
25,656		International Paper Co.	903,348	0.3
7,755		ICL Group Ltd.	23,100	0.0
9,600		Mitsubishi Chemical Holdings Corp.	55,984	0.0
1,282		NewMarket Corp.	513,415	0.2
8,862		Packaging Corp. of America	884,428	0.3
2,998		Reliance Steel & Aluminum Co.	284,600	0.1
3,228		Rio Tinto Ltd.	221,032	0.1
2,506		Sensient Technologies Corp.	130,713	0.0
18,062		Silgan Holdings, Inc.	585,028	0.2
9,104		Sonoco Products Co.	476,048	0.1
761		Symrise AG	88,920	0.0
4,200		Teijin Ltd.	66,871	0.0
3,440		UPM-Kymmene OYJ	99,638	0.0
			7,001,145	2.1

		Real Estate: 0.7%
237		Covivio	17,190	0.0
1,187		EastGroup Properties, Inc.	140,790	0.0
2,442		Equity Lifestyle Properties, Inc.	152,576	0.1
3,885		Essex Property Trust, Inc.	890,325	0.3
419	(3)	Gaming and Leisure Properties, Inc.	16,033	0.0
20,813		Geo Group, Inc./The	246,218	0.1
694	(3)	LEG Immobilien AG	88,024	0.0
7,571		Life Storage, Inc.	718,866	0.2
719		Public Storage, Inc.	137,969	0.0
62,514		Scentre Group	94,905	0.0
			2,502,896	0.7

		Utilities: 2.2%
8,102		AGL Energy Ltd.	95,848	0.0
10,468		Ameren Corp.	736,528	0.2
7,319		American Water Works Co., Inc.	941,663	0.3
27,758		AusNet Services	32,071	0.0
10,500		CK Infrastructure Holdings Ltd.	54,277	0.0
11,000		CLP Holdings Ltd.	108,034	0.1

See Accompanying Notes to Financial Statements

22

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

2,000		Electric Power Development Co., Ltd.	37,913	0.0
3,758		Enagas	91,934	0.0
4,606		Endesa S.A.	114,257	0.1
7,329		Enel S.p.A.	63,384	0.0
7,692	(3)	Engie SA	95,395	0.0
13,866		Evergy, Inc.	822,115	0.2
20,776		Exelon Corp.	753,961	0.2
16,000		HK Electric Investments & HK Electric Investments Ltd.	16,619	0.0
7,814		OGE Energy Corp.	237,233	0.1
1,691		ONE Gas, Inc.	130,292	0.0
8,910		Pinnacle West Capital Corp.	653,014	0.2
4,698		PNM Resources, Inc.	180,591	0.1
17,500		Power Assets Holdings Ltd.	95,621	0.0
2,550		Red Electrica Corp. SA	47,709	0.0
4,294		Sempra Energy	503,386	0.2
23,212		Snam SpA	113,161	0.1
9,320		Southern Co.	483,242	0.1
3,662		Terna Rete Elettrica Nazionale SpA	25,259	0.0
20,887		Vistra Energy Corp.	388,916	0.1
5,633		WEC Energy Group, Inc.	493,732	0.2
			7,316,155	2.2

		Total Common Stock
		(Cost $131,949,829)	144,530,108	42.8

EXCHANGE-TRADED FUNDS: 0.2%
2,591		iShares MSCI EAFE ETF	157,714	0.1
2,832		iShares Russell 1000 ETF	486,198	0.1

		Total Exchange-Traded Funds
		(Cost $573,510)	643,912	0.2

MUTUAL FUNDS: 7.3%
		Affiliated Investment Companies: 7.3%
2,476,273		Voya Floating Rate Fund - Class P	21,122,611	6.2
495,437		Voya High Yield Bond Fund - Class P	3,700,914	1.1

		Total Mutual Funds
		(Cost $27,573,354)	24,823,525	7.3

PREFERRED STOCK: 0.4%
		Consumer Staples: 0.0%
252		Henkel AG & Co. KGaA	23,510	0.0

		Financials: 0.4%
50	(3),(4)	Fannie Mae	1,175,000	0.4

		Total Preferred Stock
		(Cost $4,119,813)	1,198,510	0.4

RIGHTS: 0.0%
		: 0.0%
1,916	(3)	Repsol SA	933	0.0

		Total Rights
		(Cost $1,061)	933	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.6%
		Basic Materials: 0.8%
100,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	100,865	0.0
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	206,214	0.1
50,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	48,375	0.0
200,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	232,303	0.1
100,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	105,169	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	271,806	0.1
120,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	116,680	0.1
200,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	215,379	0.1
100,000		Hecla Mining Co., 7.250%, 02/15/2028	101,750	0.0
75,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	78,375	0.0
225,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	239,976	0.1
100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	100,117	0.0
100,000		Olin Corp., 5.125%, 09/15/2027	93,791	0.0
75,000	(1)	PolyOne Corp., 5.750%, 05/15/2025	77,297	0.0
100,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	102,606	0.0
60,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	61,045	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	202,912	0.1
80,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	74,992	0.0
75,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	76,352	0.0
			2,506,004	0.8

		Communications: 0.8%
100,000		AMC Networks, Inc., 4.750%, 08/01/2025	98,410	0.0
100,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	103,605	0.1
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	90,371	0.0
100,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	106,447	0.1
100,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	92,546	0.0

See Accompanying Notes to Financial Statements

23

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020(Unaudited) (CONTINUED)

50,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	36,496	0.0
50,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	26,926	0.0
100,000		DISH DBS Corp., 5.875%, 11/15/2024	99,578	0.0
100,000		Embarq Corp., 7.995%, 06/01/2036	112,522	0.1
100,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	87,364	0.0
25,000	(1),(5)	Frontier Communications Corp., 8.000%, 04/01/2027	25,417	0.0
100,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	102,765	0.0
100,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	52,812	0.0
100,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	104,144	0.1
100,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	91,819	0.0
100,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	103,267	0.1
100,000	(1)	Match Group, Inc., 4.125%, 08/01/2030	98,078	0.0
100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	93,313	0.0
75,000	(2)	Meredith Corp., 6.875%, 02/01/2026	62,447	0.0
90,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	91,705	0.0
100,000		Netflix, Inc., 5.875%, 11/15/2028	113,909	0.1
100,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	100,253	0.0
45,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	41,110	0.0
100,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	102,729	0.0
50,000		Sprint Corp., 7.625%, 03/01/2026	59,134	0.0
100,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	94,314	0.0
100,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	112,857	0.1
100,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	96,125	0.0
100,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	105,541	0.1
100,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	95,875	0.0
100,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	96,011	0.0
45,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	45,122	0.0
			2,743,012	0.8

		Consumer, Cyclical: 1.2%
100,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	99,670	0.0
100,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	104,290	0.1
100,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	32,750	0.0
75,000		American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	74,529	0.0
30,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	29,194	0.0
30,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	29,325	0.0
100,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	98,614	0.0
75,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	78,516	0.0
100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	87,151	0.0
100,000		Century Communities, Inc., 5.875%, 07/15/2025	99,864	0.0
75,000	(1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	74,602	0.0
100,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	99,976	0.0
100,000		Dana, Inc., 5.500%, 12/15/2024	101,114	0.1
100,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	92,296	0.0
100,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	72,000	0.0
100,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	101,240	0.1
60,000		Home Depot, Inc./The, 3.125%, 12/15/2049	66,027	0.0
100,000	(1)	IAA, Inc., 5.500%, 06/15/2027	103,610	0.1
100,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	100,356	0.1
15,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	15,459	0.0
100,000		L Brands, Inc., 6.750%, 07/01/2036	82,325	0.0
100,000		Lennar Corp., 5.250%, 06/01/2026	108,356	0.1
100,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	95,865	0.0
125,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	140,002	0.1
100,000		M/I Homes, Inc., 4.950%, 02/01/2028	99,688	0.0
100,000	(1)	Mattel, Inc., 5.875%, 12/15/2027	104,060	0.1
50,000		McDonald's Corp., 3.625%, 05/01/2043	55,101	0.0
60,000		McDonald's Corp., 3.625%, 09/01/2049	66,800	0.0

See Accompanying Notes to Financial Statements

24

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

66,000		MGM Resorts International, 5.750%, 06/15/2025	65,464	0.0
100,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	87,081	0.0
100,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	103,606	0.1
100,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	95,011	0.0
100,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	93,644	0.0
50,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	50,280	0.0
50,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	49,402	0.0
60,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	61,275	0.0
50,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	46,339	0.0
50,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	44,460	0.0
50,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	44,844	0.0
100,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	99,356	0.0
100,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	91,250	0.0
100,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	84,313	0.0
100,000	(2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	101,232	0.1
70,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	45,677	0.0
75,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	76,500	0.0
100,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	101,331	0.1
100,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	59,769	0.0
50,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	52,969	0.0
100,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	103,291	0.1
100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	96,563	0.0
			3,966,437	1.2

		Consumer, Non-cyclical: 1.2%
100,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	100,625	0.0
200,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	196,259	0.1
100,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	103,346	0.1
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	52,662	0.0
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	52,774	0.0
245,000		Altria Group, Inc., 4.500%, 05/02/2043	263,948	0.1
100,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	97,668	0.0
50,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	47,493	0.0
50,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	51,153	0.0
100,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	97,364	0.0
100,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	103,982	0.1
100,000		Centene Corp., 4.625%, 12/15/2029	106,127	0.1
100,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	100,769	0.0
300,000		CVS Health Corp., 5.050%, 03/25/2048	390,869	0.1
75,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	74,634	0.0
100,000		DaVita, Inc., 5.125%, 07/15/2024	101,850	0.0
225,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	219,690	0.1
100,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	101,561	0.0
75,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	76,065	0.0
100,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	103,769	0.1
100,000		HCA, Inc., 5.375%, 02/01/2025	107,405	0.1
100,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	102,668	0.0
75,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	76,922	0.0
100,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	105,857	0.1
100,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	106,734	0.1
45,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	49,550	0.0
100,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	94,750	0.0
100,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	102,223	0.0
50,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	46,687	0.0
100,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	102,955	0.1
100,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	100,252	0.0
50,000	(1),(2),(6)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	44,156	0.0
100,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	100,568	0.0

See Accompanying Notes to Financial Statements

25

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (UNAUDITED) (CONTINUED)

100,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	101,318	0.0
100,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	102,939	0.0
50,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	48,311	0.0
50,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	49,675	0.0
100,000		United Rentals North America, Inc., 4.875%, 01/15/2028	102,657	0.0
100,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	97,062	0.0
			4,085,297	1.2

		Energy: 1.5%
100,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	91,780	0.0
250,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	266,005	0.1
75,000		Comstock Resources, Inc., 9.750%, 08/15/2026	70,376	0.0
85,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	73,685	0.0
75,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	75,750	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	362,579	0.1
450,000	(7)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	385,312	0.1
100,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	104,187	0.1
75,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	75,937	0.0
5,000	(1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	5,134	0.0
146,000		Exxon Mobil Corp., 3.095%, 08/16/2049	152,573	0.1
300,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	333,461	0.1
100,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	99,177	0.0
75,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	69,987	0.0
550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	624,319	0.2
100,000		Murphy Oil Corp., 5.750%, 08/15/2025	90,562	0.0
35,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	21,613	0.0
30,000		Nabors Industries, Inc., 5.750%, 02/01/2025	12,259	0.0
100,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	100,500	0.0
100,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	96,619	0.0
200,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	205,977	0.1
425,000		Petrobras Global Finance BV, 5.999%, 01/27/2028	446,080	0.2
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	250,551	0.1
425,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	351,243	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	180,798	0.1
100,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	86,791	0.0
375,000	(7)	Transcanada Trust, 5.500%, 09/15/2079	374,717	0.1
100,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	98,261	0.0
100,000		WPX Energy, Inc., 5.250%, 10/15/2027	93,588	0.0
			5,199,821	1.5

		Financial: 0.7%
100,000		Ally Financial, Inc., 5.750%, 11/20/2025	106,954	0.1
100,000		American International Group, Inc., 4.375%, 01/15/2055	115,104	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	196,208	0.1
95,000		Brookfield Finance LLC, 3.450%, 04/15/2050	91,311	0.0
200,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	219,029	0.1
75,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	78,516	0.0
100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	96,897	0.0
70,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	69,518	0.0
75,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	73,674	0.0
530,000	(7)	JPMorgan Chase & Co., 4.600%, 12/31/2199	473,210	0.2
200,000	(1),(7)	Kookmin Bank, 4.350%, 12/31/2199	206,045	0.1
100,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	99,062	0.0
100,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	104,267	0.0
100,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	103,066	0.0

See Accompanying Notes to Financial Statements

26

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (UNAUDITED) (CONTINUED)

100,000		Navient Corp., 5.000%, 03/15/2027	84,220	0.0
100,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	104,291	0.0
100,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	101,400	0.0
75,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	74,790	0.0
75,000		Springleaf Finance Corp., 6.625%, 01/15/2028	74,377	0.0
			2,471,939	0.7

		Industrial: 0.9%
100,000		AECOM, 5.875%, 10/15/2024	108,260	0.1
100,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	103,481	0.1
100,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	103,065	0.0
100,000	(1)	BMC East LLC, 5.500%, 10/01/2024	101,114	0.0
276,000	(7)	BNSF Funding Trust I, 6.613%, 12/15/2055	302,993	0.1
35,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	32,982	0.0
90,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	92,402	0.0
30,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	37,927	0.0
100,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	99,375	0.0
100,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	101,812	0.0
75,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	77,016	0.0
100,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	104,009	0.1
75,000		CSX Corp., 4.500%, 08/01/2054	95,215	0.0
60,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	65,389	0.0
100,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	97,543	0.0
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	210,513	0.1
200,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	211,338	0.1
100,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	97,561	0.0
100,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	102,356	0.0
100,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	101,356	0.0
75,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	72,984	0.0
100,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	101,319	0.0
100,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	107,865	0.1
70,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	69,563	0.0
100,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	107,250	0.1
100,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	101,541	0.0
100,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	104,856	0.1
100,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	99,115	0.0
100,000		TransDigm, Inc., 5.500%, 11/15/2027	87,572	0.0
15,000		Vertical Holdco GmbH, 7.625%, 07/15/2028	15,000	0.0
25,000		Vertical US Newco, Inc., 5.250%, 07/15/2027	25,000	0.0
			3,137,772	0.9

		Technology: 0.4%
100,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	101,102	0.0
100,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	92,734	0.0
100,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	103,135	0.1
100,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	98,982	0.0
100,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	103,694	0.1
100,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	98,873	0.0
75,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	75,690	0.0
100,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	92,106	0.0
100,000	(1)	Open Text Corp., 3.875%, 02/15/2028	96,453	0.0
100,000	(1)	Open Text Corp., 5.875%, 06/01/2026	103,993	0.1
100,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	100,114	0.0
70,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	69,901	0.0
100,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	101,562	0.1
45,000		Texas Instruments, Inc., 3.875%, 03/15/2039	55,960	0.0
			1,294,299	0.4

		Utilities: 1.1%
82,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	84,810	0.0
100,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	102,088	0.0
200,000	(1)	Colbun SA, 3.150%, 03/06/2030	202,600	0.1

See Accompanying Notes to Financial Statements

27

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020(Unaudited) (CONTINUED)

475,000	(7)	Dominion Energy, Inc., 4.650%, 12/31/2199	465,539	0.2
380,000	(7)	Duke Energy Corp., 4.875%, 12/31/2199	380,082	0.1
100,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	116,465	0.0
46,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	47,285	0.0
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	198,125	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	255,580	0.1
290,000		Mississippi Power Co., 4.250%, 03/15/2042	342,140	0.1
275,000	(7)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	300,489	0.1
100,000		NRG Energy, Inc., 5.750%, 01/15/2028	105,731	0.0
250,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	264,015	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	461,438	0.2
75,000		PG&E Corp., 5.250%, 07/01/2030	75,562	0.0
40,000		Southern California Edison Co., 3.650%, 02/01/2050	44,141	0.0
100,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	102,844	0.0
			3,548,934	1.1

	Total Corporate Bonds/Notes
	(Cost $29,201,047)		28,953,515	8.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.6%
825,228	(1),(7)	Agate Bay Mortgage Trust 2015-1 B4, 3.796%, 01/25/2045	783,295	0.2
500,000	(1),(7)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	524,955	0.2
470,481	(1),(7)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	474,458	0.1
1,182,480	(1),(7)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,222,594	0.4
486,703	(1),(7)	CIM Trust 2019-J1 B2, 4.019%, 08/25/2049	477,042	0.1
575,034	(1),(7)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	598,749	0.2
600,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000%), 01/25/2040	575,604	0.2
1,000,000	(1),(7)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	995,865	0.3
791,216		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	814,985	0.2
729,595		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	761,129	0.2
635,860		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	641,695	0.2
340,627		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650%), 02/25/2030	340,653	0.1
393,733		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800%), 02/25/2030	390,458	0.1
1,034,160		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150%), 10/25/2030	1,025,504	0.3
1,024,863		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	1,018,218	0.3
916,432		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350%), 01/25/2031	904,428	0.3
835,134		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	808,526	0.2
286,025		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250%), 07/25/2030	281,693	0.1
824,903	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300%), 08/25/2031	819,451	0.2
980,486	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100%), 06/25/2039	960,334	0.3
657,057	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	655,208	0.2
2,327,526	(8)	Fannie Mae REMICS 2008-36 YI, 7.016%, (-1.000*US0001M + 7.200%), 07/25/2036	423,046	0.1
1,041,168	(8)	Fannie Mae REMICS 2010-59 NS, 5.586%, (-1.000*US0001M + 5.770%), 06/25/2040	207,352	0.1

See Accompanying Notes to Financial Statements

28

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

5,157,981	(8)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	350,336	0.1
6,248,064	(8)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	434,448	0.1
6,143,770	(8)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,224,724	0.4
1,258,128	(8)	Fannie Mae REMICS 2005-66 LS, 6.446%, (-1.000*US0001M + 6.630%), 07/25/2035	283,259	0.1
5,053,441	(8)	Fannie Mae REMICS 2012-144 SC, 5.916%, (-1.000*US0001M + 6.100%), 01/25/2043	1,199,464	0.4
2,421,810	(8)	Fannie Mae REMICS 2012-151 WS, 6.016%, (-1.000*US0001M + 6.200%), 03/25/2042	445,134	0.1
5,905,041	(8)	Fannie Mae REMICS 2012-35 LS, 6.416%, (-1.000*US0001M + 6.600%), 04/25/2041	927,770	0.3
4,597,703	(8)	Fannie Mae REMICS 2013-20 SK, 6.016%, (-1.000*US0001M + 6.200%), 05/25/2041	602,012	0.2
1,548,367	(8)	Fannie Mae REMICS 2015-65 KI, 6.816%, (-1.000*US0001M + 7.000%), 08/25/2035	338,090	0.1
1,216,432	(8)	Fannie Mae REMICS 2018-86 DS, 5.916%, (-1.000*US0001M + 6.100%), 12/25/2048	171,836	0.0
500,000	(1),(7)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	521,044	0.2
916,722	(1),(7)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	919,290	0.3
1,673,411	(1),(7)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,748,359	0.5
1,200,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.085%, (US0001M + 1.900%), 01/25/2050	1,151,424	0.3
551,455		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900%), 12/25/2027	563,378	0.2
329,837		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800%), 03/25/2025	335,835	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450%), 10/25/2029	614,173	0.2
1,152,702	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.835%, (US0001M + 2.650%), 01/25/2049	1,146,009	0.3
837,933	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.235%, (US0001M + 2.050%), 04/25/2049	826,947	0.2
910,857	(8)	Freddie Mac REMICS 3318 KS, 6.225%, (-1.000*US0001M + 6.410%), 05/15/2037	134,911	0.0
1,271,396	(8)	Freddie Mac REMICS 3879 SL, 6.415%, (-1.000*US0001M + 6.600%), 01/15/2041	192,136	0.1
5,068,891	(8)	Freddie Mac REMICS 4120 JS, 6.015%, (-1.000*US0001M + 6.200%), 10/15/2032	957,722	0.3
3,641,890	(8)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	189,231	0.1
4,543,983	(8)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	250,981	0.1
7,017,910	(8)	Freddie Mac REMICS 4517 KI, 1.005%, (-0.357*US0001M + 1.071%), 04/15/2043	151,171	0.0
7,974,337	(8)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	819,023	0.2
3,590,194	(8)	Freddie Mac REMICS 4619 KS, 4.077%, (-1.000*US0001M + 4.250%), 06/15/2039	490,876	0.1
1,461,140	(8)	Ginnie Mae Series 2013-148 DS, 5.485%, (-1.000*US0001M + 5.680%), 10/16/2043	324,881	0.1
11,271,807	(8)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	975,993	0.3
1,105,539	(8)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	113,663	0.0
9,208,807	(8)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	169,428	0.0
478,249	(1),(7)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	492,849	0.1
476,021	(1),(7)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	488,095	0.1
1,151,763	(1),(7)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,189,534	0.4
542,363	(1),(7)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	556,426	0.2
872,470	(1),(7)	JP Morgan Mortgage Trust 2017-5 B2, 3.138%, 10/26/2048	820,798	0.2

See Accompanying Notes to Financial Statements

29

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020(Unaudited) (CONTINUED)

1,143,092	(1),(7)	JP Morgan Mortgage Trust 2018-3 B2, 3.754%, 09/25/2048	1,147,645	0.3
741,614	(1),(7)	JP Morgan Mortgage Trust 2018-4 B2, 3.763%, 10/25/2048	738,946	0.2
961,512	(1),(7)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	990,146	0.3
524,102	(1),(7)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	542,427	0.2
515,825	(1),(7)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	531,650	0.2
142,125	(1),(7)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	147,943	0.0
982,428	(1),(7)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.109%, 10/25/2049	1,024,973	0.3
912,291	(1),(7)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	938,026	0.3
590,350	(1),(7)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.805%, 12/25/2049	588,069	0.2
481,928	(1),(7)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.475%, 10/25/2048	516,605	0.2
911,503	(1),(7)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	925,490	0.3
718,143	(1),(7)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	735,254	0.2
1,167,066	(1),(7)	Sequoia Mortgage Trust 2019-2 B2, 4.232%, 06/25/2049	1,166,467	0.3
1,167,066	(1),(7)	Sequoia Mortgage Trust 2019-2 B3, 4.232%, 06/25/2049	1,137,981	0.3
192,922	(1),(7)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	198,466	0.1
512,219	(1),(7)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	531,350	0.2
528,468	(1),(7)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	545,568	0.2
1,096,654	(1),(7)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,077,485	0.3
249,051	(1),(7)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	250,031	0.1
581,047	(1),(7)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	593,183	0.2
573,618	(1),(7)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	568,300	0.2

	Total Collateralized Mortgage Obligations
	(Cost $52,590,039)		52,722,497	15.6

U.S. TREASURY OBLIGATIONS: 1.0%
		U.S. Treasury Bonds: 0.9%
94,000		0.625%,05/15/2030	93,728	0.0
35,000		1.125%,05/15/2040	34,680	0.0
2,628,000		2.000%,02/15/2050	3,008,957	0.9
			3,137,365	0.9

		U.S. Treasury Notes: 0.1%
190,000		0.500%,06/30/2027	190,141	0.1

	Total U.S. Treasury Obligations
	(Cost $3,326,152)		3,327,506	1.0

ASSET-BACKED SECURITIES: 9.7%
		Automobile Asset-Backed Securities: 1.7%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	312,340	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	453,607	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,214,134	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	510,125	0.1
550,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	563,246	0.2
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	566,144	0.2
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,027,122	0.3
150,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	151,684	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	349,690	0.1
600,000	(1)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	600,088	0.2
			5,748,180	1.7

		Home Equity Asset-Backed Securities: 0.2%
610,430	(1),(7)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	578,283	0.2

		Other Asset-Backed Securities: 7.6%
400,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	355,032	0.1
150,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	129,246	0.0
300,000	(1)	Babson CLO Ltd. 2018-3A C, 3.035%, (US0003M + 1.900%), 07/20/2029	287,185	0.1

See Accompanying Notes to Financial Statements

30

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 3.769%, (US0003M + 2.550%), 07/15/2029	721,741	0.2
750,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BR, 3.619%, (US0003M + 2.400%), 01/15/2029	723,259	0.2
500,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 3.669%, (US0003M + 2.450%), 07/15/2032	479,265	0.1
390,000	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	400,364	0.1
606,203	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	648,028	0.2
700,000	(1)	Dryden 43 Senior Loan Fund 2016-43A CR, 3.535%, (US0003M + 2.400%), 07/20/2029	692,499	0.2
500,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR, 3.619%, (US0003M + 2.400%), 07/15/2030	491,190	0.2
439,217	(1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	493,292	0.2
750,000	(1)	LCM XXII Ltd. 22A BR, 3.135%, (US0003M + 2.000%), 10/20/2028	706,657	0.2
1,200,000	(1)	LCM XXIV Ltd. 24A C, 3.385%, (US0003M + 2.250%), 03/20/2030	1,140,934	0.3
750,000	(1)	LCM XV L.P. 15A CR, 3.535%, (US0003M + 2.400%), 07/20/2030	716,296	0.2
500,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.069%, (US0003M + 2.850%), 10/15/2032	489,759	0.1
650,000	(1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	647,816	0.2
514,151	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	520,004	0.2
858,844	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	886,604	0.3
750,000	(1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 3.098%, (US0003M + 2.000%), 04/22/2029	725,860	0.2
1,000,000	(1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A C, 3.285%, (US0003M + 2.150%), 10/18/2029	971,946	0.3
750,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450%), 10/16/2032	732,580	0.2
750,000	(1)	OCP Clo 2019-17A C1 Ltd., 3.685%, (US0003M + 2.550%), 07/20/2032	718,474	0.2
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.586%, (US0003M + 2.200%), 11/18/2031	235,182	0.1
750,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 3.585%, (US0003M + 2.450%), 07/20/2032	725,266	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR2 Ltd., 2.624%, (US0003M + 2.250%), 05/21/2029	984,716	0.3
800,000	(1)	Palmer Square Loan Funding 2019-2A B Ltd., 3.385%, (US0003M + 2.250%), 04/20/2027	784,116	0.2
750,000	(1)	Palmer Square Loan Funding 2020-2A B Ltd., 3.359%, (US0003M + 2.250%), 04/20/2028	737,452	0.2
500,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	491,716	0.2
500,000	(1)	Silver Creek CLO Ltd. 2014-1A CR, 3.435%, (US0003M + 2.300%), 07/20/2030	481,969	0.1
150,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	154,654	0.1
150,000	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	151,575	0.0
1,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,005,325	0.3
200,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	192,567	0.1
100,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	82,329	0.0
400,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	342,272	0.1
364,857	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	358,419	0.1
750,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 3.319%, (US0003M + 2.100%), 07/15/2028	717,499	0.2
2,000,000	(1),(7)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,148,072	0.6
180,000	(1),(7)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	190,713	0.1
1,170,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,237,170	0.4
245,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	258,931	0.1

See Accompanying Notes to Financial Statements

31

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020(Unaudited) (CONTINUED)

780,000	(1)	Westcott Park CLO Ltd. 2016-1A CR, 3.385%, (US0003M + 2.250%), 07/20/2028	768,592	0.2
			25,726,566	7.6

		Student Loan Asset-Backed Securities: 0.2%
600,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	602,291	0.2

	Total Asset-Backed Securities
	(Cost $32,883,068)		32,655,320	9.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.9%
330,000	(1),(7)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	319,744	0.1
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	446,359	0.1
2,000,000	(1),(7)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,402,243	0.4
1,170,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	821,737	0.2
1,460,000	(1)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,201,719	0.4
1,000,000	(1),(7)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	679,380	0.2
12,405,821	(7),(8)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.393%, 03/15/2062	1,028,871	0.3
5,499,227	(7),(8)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	526,994	0.2
764,320	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650%), 10/15/2036	725,416	0.2
580,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500%), 12/15/2029	554,008	0.2
210,000	(1),(7)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	189,111	0.1
170,000	(1)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500%), 06/15/2035	167,244	0.1
160,000	(1)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400%), 02/16/2037	150,767	0.0
2,000,000	(1),(7)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,029,179	0.6
16,231,942	(7),(8)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.007%, 12/15/2072	1,035,223	0.3
2,350,000	(1),(7)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.387%, 09/10/2046	2,146,197	0.6
1,000,000	(7)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.051%, 02/10/2049	816,653	0.2
130,000	(1),(7)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	109,559	0.0
650,000	(1),(7)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	469,957	0.1
2,000,000	(7)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,422,244	0.4
520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.835%, (US0001M + 2.650%), 05/15/2036	493,957	0.1
2,000,000	(7)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	1,188,649	0.4
190,000	(1),(7)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	187,690	0.1
350,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650%), 07/10/2044	247,101	0.1
1,460,000	(7),(8)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	185,115	0.1
205,000	(1),(7)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	198,148	0.1
13,764,195	(7),(8)	GS Mortgage Securities Trust 2019-GC39 XA, 1.295%, 05/10/2052	998,378	0.3
410,000	(1),(7)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	342,345	0.1
200,000	(1),(7)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	136,082	0.0
370,000	(1),(7)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.184%, 12/27/2046	367,477	0.1
27,520,998	(7),(8)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.803%, 06/15/2051	929,175	0.3
2,000,000	(1)	KNDL 2019-KNSQ E Mortgage Trust, 1.985%, (US0001M + 1.800%), 05/15/2036	1,930,559	0.6
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	365,407	0.1
530,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	193,900	0.1
1,955,000	(1),(7)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,392,104	0.4
17,704,112	(7),(8)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	861,132	0.3
2,000,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 2.335%, (US0001M + 2.150%), 05/15/2036	1,724,081	0.5
200,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	186,168	0.1

See Accompanying Notes to Financial Statements

32

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

2,000,000		(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 1.685%, (US0001M + 1.500%), 02/15/2032	1,838,603	0.5
140,000		(1),(7)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	78,091	0.0
240,000		(1),(7)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	118,892	0.0
2,240,000		(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,447,707	0.4
2,000,000		(1),(7)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.845%, 11/15/2044	1,573,318	0.5
2,210,000		(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,670,718	0.5
1,920,000		(7)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,819,601	0.5

		Total Commercial Mortgage-Backed Securities
		(Cost $42,513,355)		36,717,003	10.9

SOVEREIGN BONDS: 1.6%
300,000			Brazilian Government International Bond, 3.875%, 06/12/2030	289,815	0.1
450,000			Colombia Government International Bond, 3.875%, 04/25/2027	476,356	0.1
EUR	225,000		Croatia Government International Bond, 1.125%, 06/19/2029	251,137	0.1
200,000			Croatia Government International Bond, 5.500%, 04/04/2023	220,642	0.1
200,000		(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	181,900	0.0
300,000			Dominican Republic International Bond, 6.875%, 01/29/2026	315,468	0.1
350,000			Egypt Government International Bond, 5.875%, 06/11/2025	353,500	0.1
225,000			Egypt Government International Bond, 7.500%, 01/31/2027	236,611	0.1
325,000		(1)	Ghana Government International Bond, 6.375%, 02/11/2027	305,094	0.1
171,000			Ivory Coast Government International Bond, 5.750%, 12/31/2032	169,050	0.0
200,000		(1)	Kenya Government International Bond, 7.000%, 05/22/2027	198,000	0.1
200,000			Mexico Government International Bond, 4.500%, 04/22/2029	217,875	0.1
125,000			Panama Government International Bond, 9.375%, 04/01/2029	190,132	0.1
400,000			Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	435,612	0.1
450,000			Republic of South Africa Government International Bond, 4.850%, 09/30/2029	427,667	0.1
200,000			Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	227,750	0.1
200,000			Sri Lanka Government International Bond, 6.350%, 06/28/2024	140,002	0.0
475,000			Turkey Government International Bond, 4.875%, 10/09/2026	441,980	0.1
350,000			Ukraine Government International Bond, 7.750%, 09/01/2025	366,381	0.1

		Total Sovereign Bonds
		(Cost $5,551,469)		5,444,972	1.6

				Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
		Total Purchased Options
		(Cost $144,145)		106,642	0.0

		Total Long-Term Investments
		(Cost $330,426,842)		331,124,443	98.1

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
			Repurchase Agreements: 0.6%
121,472		(10)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $121,472, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $123,901, due 05/15/24-08/15/47)	121,472	0.0
1,000,000		(10)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3

See Accompanying Notes to Financial Statements

33

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020(Unaudited) (CONTINUED)

1,000,000	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $2,121,472)		2,121,472	0.6

	Total Investments in Securities (Cost $332,548,314)		$ 333,245,915	98 .7
	Assets in Excess of Other Liabilities		4,513,168	1 .3
	Net Assets		$ 337,759,083	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Defaulted security.
(6)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(8)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

34

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Basic Materials: 5.3%
1,250,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 1,260,806	0.2
250,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	213,606	0.0
695,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	672,412	0.1
1,450,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,524,950	0.3
475,000	(1)	Constellium SE, 5.625%, 06/15/2028	469,381	0.1
1,080,000	(1)	Constellium SE, 5.750%, 05/15/2024	1,083,937	0.2
250,000	(1),(2)	Constellium SE, 5.875%, 02/15/2026	251,866	0.1
1,100,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	1,115,823	0.2
1,150,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,086,871	0.2
2,500,000	(2)	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,430,837	0.5
250,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	242,735	0.0
650,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	662,256	0.1
1,375,000	(2)	Hecla Mining Co., 7.250%, 02/15/2028	1,399,063	0.3
1,275,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,332,375	0.3
425,000		Methanex Corp., 5.650%, 12/01/2044	336,940	0.1
2,100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,102,457	0.4
950,000	(1),(2)	OCI NV, 5.250%, 11/01/2024	915,563	0.2
1,275,000	(1)	OCI NV, 6.625%, 04/15/2023	1,287,750	0.3
975,000	(2)	Olin Corp., 5.125%, 09/15/2027	914,457	0.2
1,250,000	(1)	PolyOne Corp., 5.750%, 05/15/2025	1,288,281	0.3
1,675,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,718,651	0.3
1,415,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,430,402	0.3
740,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	703,463	0.1
1,270,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,190,498	0.2
210,000	(1)	Tronox, Inc., 6.500%, 05/01/2025	211,444	0.0
1,325,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	1,348,890	0.3
			27,195,714	5.3

		Communications: 20.1%
1,300,000	(1)	Altice Finco SA, 7.625%, 02/15/2025	1,356,751	0.3
1,200,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,141,506	0.2
2,438,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	2,696,245	0.5
1,025,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	1,071,115	0.2
1,000,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,096,145	0.2
1,250,000	(2)	AMC Networks, Inc., 4.750%, 08/01/2025	1,230,131	0.2
1,350,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,384,297	0.3
1,350,000		CSC Holdings LLC, 5.875%, 09/15/2022	1,413,754	0.3
250,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	253,437	0.1
725,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	742,922	0.1
2,650,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,745,532	0.5
1,215,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,255,702	0.2
1,560,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,620,208	0.3
2,600,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,695,017	0.5
375,000		CenturyLink, Inc., 5.625%, 04/01/2025	388,727	0.1
1,525,000	(2)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,418,608	0.3
2,300,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,227,090	0.4
275,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	248,520	0.1
830,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	832,158	0.2
2,150,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,035,835	0.4
3,150,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	3,353,096	0.7
1,550,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,595,376	0.3
1,125,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,176,632	0.2
850,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	930,032	0.2
1,725,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,596,427	0.3

See Accompanying Notes to Financial Statements

35

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

903,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	659,118	0.1
2,479,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,335,016	0.3
625,000		DISH DBS Corp., 5.000%, 03/15/2023	624,384	0.1
1,400,000		DISH DBS Corp., 5.875%, 07/15/2022	1,426,635	0.3
1,800,000	(2)	DISH DBS Corp., 5.875%, 11/15/2024	1,792,413	0.4
1,160,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	1,158,550	0.2
700,000	(1)	Dolya Holdco 18 DAC, 5.000%, 07/15/2028	694,540	0.1
1,550,000		Embarq Corp., 7.995%, 06/01/2036	1,744,091	0.3
1,425,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,244,944	0.2
415,000	(1)	Expedia Group, Inc., 6.250%, 05/01/2025	444,017	0.1
210,000	(1)	Expedia Group, Inc., 7.000%, 05/01/2025	218,833	0.0
750,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	762,510	0.2
1,225,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	1,258,871	0.2
750,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	396,094	0.1
1,400,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,458,016	0.3
650,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	623,473	0.1
2,125,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,951,143	0.4
2,150,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,196,633	0.4
750,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	751,954	0.1
1,250,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,290,831	0.3
965,000	(1)	Match Group, Inc., 4.125%, 08/01/2030	946,453	0.2
275,000	(1)	Match Group, Inc., 4.625%, 06/01/2028	279,269	0.1
1,350,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,259,719	0.2
2,200,000	(2)	Meredith Corp., 6.875%, 02/01/2026	1,831,786	0.4
1,200,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,222,728	0.2
450,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	481,977	0.1
2,450,000		Netflix, Inc., 5.875%, 11/15/2028	2,790,758	0.5
925,000	(1),(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	934,347	0.2
1,600,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	1,604,048	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,211,216	0.2
510,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	465,916	0.1
1,750,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,797,749	0.4
2,475,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,613,885	0.5
3,100,000		Sprint Corp., 7.125%, 06/15/2024	3,505,914	0.7
2,100,000		Sprint Corp., 7.625%, 03/01/2026	2,483,638	0.5
270,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	249,973	0.1
1,625,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	1,532,603	0.3
1,025,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,117,153	0.2
1,150,000	(2)	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,297,850	0.3
2,150,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	2,066,688	0.4
700,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	717,930	0.1
2,650,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,772,390	0.5
1,940,000	(1),(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,859,975	0.4
600,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	639,000	0.1
1,150,000	(2),(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,181,947	0.2
1,600,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,536,168	0.3
300,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	307,820	0.1
750,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	752,033	0.2
1,400,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,477,973	0.3
250,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	256,375	0.1
750,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	773,453	0.2
2,000,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,948,440	0.4
			102,454,503	20.1

		Consumer, Cyclical: 20.0%
3,725,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,712,689	0.7
875,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	862,422	0.2
1,975,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,637,838	0.3
500,000	(1)	Adient US LLC, 9.000%, 04/15/2025	540,787	0.1
1,575,000	(1),(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,642,575	0.3
1,275,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	417,562	0.1

See Accompanying Notes to Financial Statements

36

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

910,000	(1),(2)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	741,718	0.1
1,405,000		American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,396,177	0.3
700,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	681,187	0.1
700,000	(1),(2)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	684,250	0.1
250,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	246,250	0.0
700,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	690,301	0.1
650,000		Boyd Gaming Corp., 6.000%, 08/15/2026	606,814	0.1
1,500,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,570,312	0.3
1,575,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,372,628	0.3
950,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	943,469	0.2
1,150,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,093,104	0.2
2,300,000		Century Communities, Inc., 5.875%, 07/15/2025	2,296,883	0.4
1,425,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,481,109	0.3
895,000	(1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	890,257	0.2
745,000	(1)	Colt Merger Sub, Inc., 8.125%, 07/01/2027	726,375	0.1
275,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	276,270	0.1
1,925,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,924,548	0.4
2,600,000	(2)	Dana, Inc., 5.500%, 12/15/2024	2,628,977	0.5
535,000		Dana, Inc., 5.625%, 06/15/2028	532,427	0.1
1,880,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	1,526,198	0.3
825,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	852,488	0.2
360,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	348,651	0.1
1,450,000		Ford Motor Co., 9.000%, 04/22/2025	1,570,531	0.3
250,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	245,990	0.0
1,975,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,893,531	0.4
1,975,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,934,443	0.4
200,000		Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	200,956	0.0
1,725,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,745,295	0.3
1,075,000	(1),(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	992,187	0.2
1,800,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,296,000	0.3
1,925,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,948,860	0.4
385,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	390,534	0.1
1,075,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,113,802	0.2
1,150,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,154,094	0.2
403,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	407,675	0.1
1,150,000	(1),(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,179,469	0.2
215,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	221,584	0.0
2,225,000		L Brands, Inc., 6.750%, 07/01/2036	1,831,731	0.4
940,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	972,900	0.2
415,000	(1)	L Brands, Inc., 9.375%, 07/01/2025	416,556	0.1
2,000,000		Lennar Corp., 5.250%, 06/01/2026	2,167,120	0.4
775,000		Lennar Corp., 5.375%, 10/01/2022	817,443	0.2
475,000	(1)	Levi Strauss & Co., 5.000%, 05/01/2025	478,517	0.1
1,425,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,366,069	0.3
1,375,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,370,703	0.3
650,000		M/I Homes, Inc., 5.625%, 08/01/2025	658,869	0.1
100,000		Mattel, Inc., 5.450%, 11/01/2041	83,398	0.0
2,050,000	(1),(2)	Mattel, Inc., 5.875%, 12/15/2027	2,133,230	0.4
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,266,111	0.2
1,325,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,399,220	0.3
324,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	313,705	0.1
600,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	595,131	0.1
900,000		MGM Resorts International, 6.000%, 03/15/2023	911,345	0.2
1,675,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,458,607	0.3

See Accompanying Notes to Financial Statements

37

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,650,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,646,403	0.3
1,600,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,393,624	0.3
1,250,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,281,019	0.3
350,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	362,621	0.1
1,400,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,330,147	0.3
1,425,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,334,427	0.3
1,125,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	1,131,306	0.2
2,150,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,124,286	0.4
1,275,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,302,094	0.3
355,000	(1),(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	352,385	0.1
1,500,000	(1),(2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,564,853	0.3
900,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	834,102	0.2
600,000		Scientific Games International, Inc., 6.625%, 05/15/2021	602,895	0.1
600,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	481,014	0.1
650,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	577,983	0.1
650,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	609,180	0.1
1,740,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	1,560,571	0.3
710,000	(1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	737,069	0.1
1,750,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,738,730	0.3
1,210,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,104,125	0.2
550,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	463,719	0.1
1,425,000	(1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,258,453	0.2
2,025,000	(2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,049,938	0.4
675,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	440,461	0.1
1,000,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	1,020,000	0.2
900,000	(2)	United Airlines Holdings, Inc., 4.250%, 10/01/2022	766,409	0.1
900,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	721,476	0.1
1,150,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,165,307	0.2
1,600,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	956,296	0.2
830,000	(1),(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	879,281	0.2
415,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	428,747	0.1
1,425,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,471,890	0.3
1,500,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,448,438	0.3
400,000	(1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	420,750	0.1
			102,419,871	20.0

		Consumer, Non-cyclical: 18.0%
1,925,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,937,031	0.4
725,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	742,494	0.1
1,500,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,550,190	0.3
2,075,000		Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	2,128,950	0.4
1,085,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,142,771	0.2
1,475,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,556,848	0.3
1,425,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,391,776	0.3
3,400,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,614,965	0.7
1,375,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,306,071	0.3
400,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	409,224	0.1
800,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	812,544	0.2
1,100,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,134,859	0.2
1,600,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,557,832	0.3
845,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	878,648	0.2
275,000		Centene Corp., 3.375%, 02/15/2030	278,101	0.1
2,325,000		Centene Corp., 4.625%, 12/15/2029	2,467,453	0.5
1,100,000		Centene Corp., 4.750%, 01/15/2025	1,127,456	0.2
650,000		Centene Corp., 4.750%, 01/15/2025	666,224	0.1

See Accompanying Notes to Financial Statements

38

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

650,000	(1)	Centene Corp., 5.375%, 06/01/2026	676,471	0.1
1,250,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,210,144	0.2
1,950,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,840,624	0.4
1,860,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,753,050	0.3
1,625,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,637,504	0.3
1,220,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	1,214,052	0.2
697,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	453,050	0.1
456,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	484,591	0.1
2,850,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	2,894,503	0.6
345,000	(1)	Garda World Security Corp., 4.625%, 02/15/2027	340,903	0.1
840,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	851,928	0.2
1,500,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,556,535	0.3
1,000,000		HCA, Inc., 3.500%, 09/01/2030	964,159	0.2
3,900,000		HCA, Inc., 5.375%, 02/01/2025	4,188,814	0.8
875,000		HCA, Inc., 5.625%, 09/01/2028	978,005	0.2
925,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	949,684	0.2
535,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	545,473	0.1
1,235,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,266,647	0.2
1,650,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,675,270	0.3
1,165,000	(1),(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,233,234	0.2
1,250,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,283,362	0.3
1,425,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,520,967	0.3
1,775,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,747,025	0.3
3,325,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	3,661,186	0.7
890,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	938,725	0.2
1,075,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,149,793	0.2
1,095,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	1,037,513	0.2
875,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	878,828	0.2
855,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	874,002	0.2
2,675,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,497,741	0.5
1,275,000		New Albertsons L.P., 7.450%, 08/01/2029	1,381,539	0.3
1,396,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,437,245	0.3
1,050,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,048,467	0.2
1,150,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,152,892	0.2
500,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	441,558	0.1
2,900,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	3,008,214	0.6
2,225,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	2,254,326	0.4
850,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	853,188	0.2
1,950,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	2,007,301	0.4
1,290,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,246,411	0.2
2,700,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,682,450	0.5
800,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	841,440	0.2
1,250,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,287,281	0.3
1,175,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,206,214	0.2
475,000		United Rentals North America, Inc., 5.250%, 01/15/2030	491,537	0.1
976,000		United Rentals North America, Inc., 6.500%, 12/15/2026	1,026,654	0.2
1,000,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	1,051,060	0.2
1,675,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,625,780	0.3
			92,050,777	18.0

		Energy: 10.9%
1,425,000	(2)	Apache Corp., 4.375%, 10/15/2028	1,258,966	0.3
1,450,000		Apache Corp., 5.100%, 09/01/2040	1,192,997	0.2
920,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	844,376	0.2
550,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	519,698	0.1
775,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	665,983	0.1
2,200,000	(1),(2)	CNX Resources Corp., 7.250%, 03/14/2027	2,026,794	0.4
2,000,000		Comstock Resources, Inc., 9.750%, 08/15/2026	1,876,690	0.4

See Accompanying Notes to Financial Statements

39

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

330,000		Comstock Resources, Inc., 9.750%, 08/15/2026	308,962	0.1
1,200,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	1,182,678	0.2
1,225,000		Continental Resources, Inc., 4.900%, 06/01/2044	978,058	0.2
1,730,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,499,711	0.3
725,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	647,139	0.1
760,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	727,084	0.1
760,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	756,667	0.2
50,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	40,215	0.0
1,300,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,313,000	0.3
1,730,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,606,556	0.3
1,595,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	1,200,883	0.2
2,660,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,771,387	0.5
555,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	529,875	0.1
1,065,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,078,312	0.2
65,000	(1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	66,744	0.0
850,000	(2)	Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	732,224	0.1
700,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	674,352	0.1
1,100,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,090,947	0.2
1,425,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,329,746	0.3
1,070,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,016,500	0.2
1,475,000	(2)	Montage Resources Corp., 8.875%, 07/15/2023	1,169,845	0.2
1,400,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	704,984	0.1
1,025,000	(2)	Murphy Oil Corp., 5.750%, 08/15/2025	928,266	0.2
750,000		Murphy Oil Corp., 5.875%, 12/01/2027	660,705	0.1
1,485,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	916,987	0.2
2,335,000		Nabors Industries, Inc., 5.750%, 02/01/2025	954,186	0.2
1,100,000	(2)	Occidental Petroleum Corp., 2.600%, 08/13/2021	1,077,973	0.2
2,000,000	(2)	Occidental Petroleum Corp., 2.700%, 08/15/2022	1,865,590	0.4
1,125,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	1,083,038	0.2
4,325,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,934,296	0.6
1,350,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	943,522	0.2
1,300,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,306,500	0.3
1,850,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,826,533	0.4
2,800,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,705,332	0.5
750,000		QEP Resources, Inc., 5.250%, 05/01/2023	497,344	0.1
640,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	632,733	0.1
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	63,281	0.0
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	64,754	0.0
460,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	456,449	0.1
1,525,000	(1),(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,323,555	0.3
1,600,000		Transocean, Inc., 6.800%, 03/15/2038	483,904	0.1
875,000	(1),(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	859,784	0.2
725,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	591,781	0.1
2,375,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,989,775	0.4
450,000	(2)	WPX Energy, Inc., 4.500%, 01/15/2030	398,500	0.1
1,250,000		WPX Energy, Inc., 5.250%, 10/15/2027	1,169,847	0.2
			55,546,008	10.9

See Accompanying Notes to Financial Statements

40

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

		Financial: 4.8%
1,325,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,417,138	0.3
1,250,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,308,594	0.3
2,225,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,155,969	0.4
1,480,000	(1),(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,469,810	0.3
495,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	484,791	0.1
815,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	800,595	0.2
660,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	660,676	0.1
1,290,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,151,777	0.2
1,325,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,312,578	0.3
715,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	703,438	0.1
1,375,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,433,678	0.3
500,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	503,360	0.1
1,550,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,597,515	0.3
500,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	508,283	0.1
400,000		Navient Corp., 5.000%, 03/15/2027	336,878	0.1
650,000		Navient Corp., 7.250%, 09/25/2023	637,328	0.1
1,900,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	1,981,520	0.4
2,025,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	2,019,340	0.4
775,000	(2)	Service Properties Trust, 4.375%, 02/15/2030	623,339	0.1
415,000		Service Properties Trust, 7.500%, 09/15/2025	436,074	0.1
2,400,000		Springleaf Finance Corp., 5.375%, 11/15/2029	2,270,880	0.4
600,000		Springleaf Finance Corp., 6.625%, 01/15/2028	595,014	0.1
			24,408,575	4.8

		Industrial: 9.3%
1,450,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,509,660	0.3
2,325,000		AECOM, 5.875%, 10/15/2024	2,517,057	0.5
1,075,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,112,421	0.2
2,550,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	2,527,216	0.5
1,475,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,485,908	0.3
1,400,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	1,442,917	0.3
2,150,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,173,962	0.4
475,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	333,664	0.1
1,600,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,307,656	0.3
900,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	848,110	0.2
875,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	898,349	0.2
1,200,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,192,500	0.2
1,700,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,730,812	0.3
1,250,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	1,283,594	0.3
750,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	771,892	0.1
585,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	608,456	0.1
425,000	(1),(2)	GFL Environmental, Inc., 4.250%, 06/01/2025	429,516	0.1
279,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	291,153	0.1
1,020,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,111,611	0.2
1,075,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,048,593	0.2
1,625,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,659,361	0.3
1,900,000	(1),(2)	Koppers, Inc., 6.000%, 02/15/2025	1,853,659	0.4
1,575,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,612,107	0.3
1,875,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,900,425	0.4
1,525,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,484,016	0.3
1,370,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,388,077	0.3
487,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	489,510	0.1
1,375,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,483,137	0.3
1,055,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	1,048,406	0.2
1,550,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	1,662,375	0.3

See Accompanying Notes to Financial Statements

41

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

235,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	238,620	0.0
660,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	681,374	0.1
1,625,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,703,910	0.3
450,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	446,015	0.1
1,175,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,205,620	0.2
1,175,000		TransDigm, Inc., 5.500%, 11/15/2027	1,028,965	0.2
1,300,000		TransDigm, Inc., 6.375%, 06/15/2026	1,190,488	0.2
900,000		TransDigm, Inc., 6.500%, 05/15/2025	843,926	0.2
300,000		Vertical Holdco GmbH, 7.625%, 07/15/2028	300,000	0.1
475,000		Vertical US Newco, Inc., 5.250%, 07/15/2027	475,000	0.1
			47,320,038	9.3

		Technology: 5.1%
2,400,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,426,448	0.5
270,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	284,087	0.1
270,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	280,631	0.1
1,400,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,298,283	0.3
725,000	(2)	CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	747,732	0.1
2,100,000	(2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	2,288,779	0.4
3,150,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	3,117,933	0.6
430,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	430,802	0.1
650,000	(1),(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	674,009	0.1
1,575,000	(2)	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,557,258	0.3
270,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	276,075	0.0
385,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	391,664	0.1
1,955,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,972,974	0.4
1,025,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	944,087	0.2
500,000	(1)	Open Text Corp., 3.875%, 02/15/2028	482,265	0.1
535,000	(1)	Open Text Corp., 5.875%, 06/01/2026	556,360	0.1
900,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	886,361	0.2
1,630,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,631,866	0.3
1,020,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	1,018,552	0.2
2,525,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,564,428	0.5
2,500,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	2,246,613	0.4
			26,077,207	5.1

		Utilities: 2.3%
1,475,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,505,798	0.3
2,175,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	2,235,041	0.4
1,950,000	(1),(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,975,184	0.4
900,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	951,583	0.2
1,200,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,255,800	0.2
725,000		PG&E Corp., 5.000%, 07/01/2028	724,094	0.1
840,000	(2)	PG&E Corp., 5.250%, 07/01/2030	846,300	0.2
925,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	949,092	0.2
1,250,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,285,550	0.3
			11,728,442	2.3

	Total Corporate Bonds/Notes
	(Cost $491,428,924)		489,201,135	95.8

BANK LOANS: 1.1%
		Consumer, Non-cyclical: 0.4%
1,438,125		Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000%), 10/10/2024	1,433,631	0.3
1,290,176		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.928%, (US0003M + 3.750%), 09/28/2025	867,183	0.1
			2,300,814	0.4

		Containers & Glass Products: 0.2%
988,812		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.928%, (US0001M + 2.750%), 02/05/2023	946,046	0.2

Electronics/Electrical: 0.4%
1,916,046	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,824,076	0.4

See Accompanying Notes to Financial Statements

42

VOYA HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

		Health Care: 0.1%
747,082		Bausch Health Companies, Inc. 2018 Term Loan B, 3.190%, (US0001M + 3.000%), 06/02/2025	726,420	0.1

	Total Bank Loans
	(Cost $6,022,347)		5,797,356	1.1

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	575,697	0.1

		Financial: 0.0%
499,200	(1),(3)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,098	0.0

	Total Convertible Bonds/Notes
	(Cost $1,065,044)		576,795	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.2%
24,842	(6),(7)	Southeastern Grocers, Inc.	1,117,890	0.2

		Energy: 0.0%
2		Amplify Energy Corp.	3	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,096	0.0

		Health Care: 0.0%
26	(2),(7)	Option Care Health, Inc.	361	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	12	0.0

	Total Common Stock
	(Cost $768,535)		1,123,359	0.2

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
		Communications: –%
1,445,000	(6),(9)	Millicom International Cellular S.A. (Escrow)	–	–

		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $499,284,850)		496,698,645	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.1%
		Floating Rate Notes: 0.6%
800,000	(10)	Bank of Montreal, 0.200%, 07/13/2020	800,017	0.1
375,000	(10)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	375,017	0.1
950,000	(10)	National Bank of Canada, 1.180%, 07/16/2020	950,033	0.2
950,000	(10)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.2

	Total Floating Rate Notes
	(Cost $3,075,125)		3,075,125	0.6

		U.S. Treasury Bills: 3.0%
5,000,000	(11)	United States Treasury Bill, 0.040%, 07/02/2020	4,999,988	1.0
5,000,000	(11)	United States Treasury Bill, 0.090%, 07/14/2020	4,999,826	1.0
500,000	(11)	United States Treasury Bill, 0.100%, 07/07/2020	499,991	0.1
4,700,000	(11)	United States Treasury Bill, 0.120%, 07/28/2020	4,699,568	0.9

	Total U.S. Treasury Bills
	(Cost $15,199,281)		15,199,373	3.0

		Repurchase Agreements: 10.6%
2,008,845	(10)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,008,853, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,049,022, due 08/13/20-05/20/70)	2,008,845	0.4

See Accompanying Notes to Financial Statements

43

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

12,035,536	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $12,035,569, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,276,247, due 08/01/20-02/20/70)	12,035,536	2.4
2,322,864	(10)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,322,870, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $2,369,321, due 01/01/29-06/01/50)	2,322,864	0.4
5,082,292	(10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $5,082,313, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,183,960, due 07/31/20-11/15/49)	5,082,292	1.0
14,358,446	(10)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $14,358,481, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $14,645,616, due 07/31/21-05/20/70)	14,358,446	2.8
2,867,094	(10)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,867,099, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $2,924,436, due 06/30/27)	2,867,094	0.6
3,092,363	(10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $3,092,372, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,154,210, due 07/15/20-06/01/50)	3,092,363	0.6
12,310,254	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $12,310,335, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,584,994, due 01/15/22-02/15/47)	12,310,254	2.4

	Total Repurchase Agreements
	(Cost $54,077,694)		54,077,694	10.6

Shares			Value	Percentage of Net Assets
		Mutual Funds(10): 0.9%
1,668,000	(10),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,668,000	0.3
1,446,000	(10),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	1,446,000	0.3
1,420,000	(10),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,420,000	0.3
	Total Mutual Funds
	(Cost $4,534,000)		4,534,000	0.9

	Total Short-Term Investments
	(Cost $76,886,100)		76,886,192	15.1

	Total Investments in Securities (Cost $576,170,950)		$ 573,584,837	112.3
	Liabilities in Excess of Other Assets		(63,045,485)	(12.3)
	Net Assets		$ 510,539,352	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

44

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.
(12)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

45

VOYA LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 9.0%
158,243		Activision Blizzard, Inc.	$ 12,010,644	1.4
871,208		AT&T, Inc.	26,336,618	3.0
531,795		Interpublic Group of Cos., Inc.	9,125,602	1.1
332,550	(1)	ViacomCBS, Inc. - Class B	7,755,066	0.9
200,913		Walt Disney Co.	22,403,808	2.6
			77,631,738	9.0

		Consumer Discretionary: 6.6%
151,561		Darden Restaurants, Inc.	11,483,777	1.3
92,284		Hasbro, Inc.	6,916,686	0.8
294,230		Las Vegas Sands Corp.	13,399,234	1.6
290,881		Service Corp. International	11,312,362	1.3
272,496		TJX Cos., Inc.	13,777,398	1.6
			56,889,457	6.6

		Consumer Staples: 8.3%
61,257		Constellation Brands, Inc.	10,716,912	1.2
188,749		Kellogg Co.	12,468,759	1.4
289,342		Philip Morris International, Inc.	20,271,301	2.4
141,472		Procter & Gamble Co.	16,915,807	2.0
211,025		Sysco Corp.	11,534,626	1.3
			71,907,405	8.3

		Energy: 5.3%
268,522	(1)	BP PLC ADR	6,261,933	0.7
181,915		Chevron Corp.	16,232,276	1.9
142,270		Diamondback Energy, Inc.	5,949,731	0.7
215,000		EOG Resources, Inc.	10,891,900	1.3
111,713		Valero Energy Corp.	6,570,959	0.7
			45,906,799	5.3

		Financials: 18.8%
408,449		American International Group, Inc.	12,735,440	1.5
168,830	(1)	Apollo Global Management, Inc.	8,427,994	1.0
829,035		Bank of America Corp.	19,689,581	2.3
369,599		Citigroup, Inc.	18,886,509	2.2
186,453		First American Financial Corp.	8,953,473	1.0
88,183		Goldman Sachs Group, Inc.	17,426,724	2.0
365,194		Hartford Financial Services Group, Inc.	14,078,229	1.6
165,032		Intercontinental Exchange, Inc.	15,116,931	1.7
88,303		Marsh & McLennan Cos., Inc.	9,481,093	1.1
324,781		SLM Corp.	2,283,210	0.3
130,903		State Street Corp.	8,318,886	1.0
380,245		Truist Financial Corp.	14,278,200	1.7
338,772		US Bancorp	12,473,585	1.4
			162,149,855	18.8

		Health Care: 14.3%
124,094	(1),(2)	Alcon, Inc.	7,113,068	0.8
52,900		Becton Dickinson & Co.	12,657,383	1.5
8,144	(2)	Biogen, Inc.	2,178,927	0.2
254,640		Bristol-Myers Squibb Co.	14,972,832	1.7
78,556		Cigna Corp.	14,741,034	1.7
187,666		Johnson & Johnson	26,391,470	3.1
237,010		Medtronic PLC	21,733,817	2.5
124,233		Novartis AG ADR	10,850,510	1.3
27,036		Thermo Fisher Scientific, Inc.	9,796,224	1.1
28,520		Zimmer Biomet Holdings, Inc.	3,404,147	0.4
			123,839,412	14.3

		Industrials: 12.2%
69,671		Cummins, Inc.	12,071,197	1.4
122,316	(1)	Hexcel Corp.	5,531,130	0.6
65,952		L3Harris Technologies, Inc.	11,190,076	1.3
65,925		Norfolk Southern Corp.	11,574,452	1.3
59,522		Old Dominion Freight Line	10,094,336	1.2
77,611		Parker Hannifin Corp.	14,223,768	1.6
232,006		Raytheon Technologies Corp.	14,296,210	1.7
276,418		Timken Co.	12,574,255	1.5
90,200	(1),(2)	United Rentals, Inc.	13,443,408	1.6
			104,998,832	12.2

		Information Technology: 8.6%
23,990	(2)	Adobe, Inc.	10,443,087	1.2
70,551		Analog Devices, Inc.	8,652,374	1.0
41,266		Broadcom, Inc.	13,023,962	1.5
774,663		HP, Inc.	13,502,376	1.6
155,357	(2)	Micron Technology, Inc.	8,003,993	0.9
71,733		MKS Instruments, Inc.	8,123,045	0.9
91,392		Motorola Solutions, Inc.	12,806,761	1.5
			74,555,598	8.6

		Materials: 4.5%
61,123		Air Products & Chemicals, Inc.	14,758,759	1.7
38,946		Celanese Corp. - Series A	3,362,598	0.4
284,602		CF Industries Holdings, Inc.	8,008,700	0.9
151,662		Eastman Chemical Co.	10,561,742	1.2
28,132		Reliance Steel & Aluminum Co.	2,670,571	0.3
			39,362,370	4.5

		Real Estate: 5.2%
199,411		American Homes 4 Rent	5,364,156	0.6
30,695		Crown Castle International Corp.	5,136,808	0.6
305,692	(1)	MGM Growth Properties LLC	8,317,880	1.0
115,272		ProLogis, Inc.	10,758,336	1.2
124,798	(1)	Spirit Realty Capital, Inc.	4,350,458	0.5
1,693,542		VEREIT, Inc.	10,889,475	1.3
			44,817,113	5.2

		Utilities: 6.0%
69,173		DTE Energy Co.	7,436,097	0.9
101,670		Entergy Corp.	9,537,663	1.1

See Accompanying Notes to Financial Statements

46

VOYA LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

166,419		Evergy, Inc.	9,866,982	1.2
341,403		Exelon Corp.	12,389,515	1.4
50,929		NextEra Energy, Inc.	12,231,618	1.4
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
			51,461,875	6.0

	Total Common Stock
	(Cost $858,179,969)		853,520,454	98.8

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $858,998,719)		853,520,454	98.8

SHORT-TERM INVESTMENTS: 4.0%
		Floating Rate Notes: 0.2%
300,000	(7)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	300,022	0.1
300,000	(7)	National Bank of Canada, 1.180%, 07/16/2020	300,010	0.0
950,000	(7)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1

	Total Floating Rate Notes
	(Cost $1,550,090)		1,550,090	0.2

		Repurchase Agreements: 3.6%
2,760,566	(7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,760,584, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,898,594, due 08/15/20-03/19/40)	2,760,566	0.3
6,372,688	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,372,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,500,142, due 08/01/20-02/20/70)	6,372,688	0.8
3,244,175	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,244,188, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,309,072, due 07/31/20-11/15/49)	3,244,175	0.4
7,986,673	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $7,986,693, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $8,146,407, due 07/31/21-05/20/70)	7,986,673	0.9
1,637,372	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,637,377, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,670,119, due 07/15/20-06/01/50)	1,637,372	0.2
2,908,034	(7)	Morgan Stanley, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,908,041, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $2,966,195, due 01/01/21-07/01/50)	2,908,034	0.3

See Accompanying Notes to Financial Statements

47

VOYA LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

5,843,779	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $5,843,817, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,974,200, due 01/15/22-02/15/47)	5,843,779	0.7

	Total Repurchase Agreements
	(Cost $30,753,287)		30,753,287	3.6

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 0.2%
670,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	670,000	0.0
783,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	783,000	0.1
670,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	670,000	0.1
	Total Mutual Funds
	(Cost $2,123,000)		2,123,000	0.3

	Total Short-Term Investments
	(Cost $34,426,377)		34,426,377	4.0

	Total Investments in Securities (Cost $893,425,096)		$ 887,946,831	102.8
	Liabilities in Excess of Other Assets		(24,524,933)	(2.8)
	Net Assets		$ 863,421,898	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

48

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.7%
		Basic Materials: 0.7%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 610,234	0.2
365,000		Dow Chemical Co/The, 3.150%, 05/15/2024	389,987	0.1
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	444,009	0.2
350,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	355,586	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	440,815	0.1
			2,240,631	0.7

		Communications: 1.5%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	588,857	0.2
335,000		AT&T, Inc., 4.050%, 12/15/2023	372,102	0.1
375,000		Baidu, Inc., 3.875%, 09/29/2023	399,974	0.1
284,000		Booking Holdings, Inc., 4.100%, 04/13/2025	319,442	0.1
234,000		Fox Corp., 3.050%, 04/07/2025	253,492	0.1
360,000		Fox Corp., 4.030%, 01/25/2024	399,304	0.1
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	290,427	0.1
920,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	970,725	0.3
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	196,392	0.0
408,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	445,493	0.1
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	415,349	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	618,938	0.2
			5,270,495	1.5

		Consumer, Cyclical: 2.0%
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	403,417	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	361,529	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	410,779	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	479,452	0.1
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	475,455	0.1
198,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	178,299	0.0
205,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	196,224	0.1
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	221,610	0.1
881,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	878,423	0.3
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	528,482	0.2
450,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	463,354	0.1
623,000		Ross Stores, Inc., 4.600%, 04/15/2025	716,304	0.2
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	340,040	0.1
815,000		Toyota Motor Credit Corp., 0.559%, (US0003M + 0.125%), 08/13/2021	813,949	0.2
196,000		VF Corp., 2.400%, 04/23/2025	206,566	0.1
276,000		WW Grainger, Inc., 1.850%, 02/15/2025	288,654	0.1
			6,962,537	2.0

		Consumer, Non-cyclical: 5.4%
680,000	(1)	AbbVie, Inc., 2.150%, 11/19/2021	692,762	0.2
340,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	351,618	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	173,185	0.1
83,000		AbbVie, Inc., 3.375%, 11/14/2021	85,940	0.0
450,000		Altria Group, Inc., 2.850%, 08/09/2022	469,043	0.1
385,000		Anthem, Inc., 3.500%, 08/15/2024	421,530	0.1
480,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	502,389	0.1

See Accompanying Notes to Financial Statements

49

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

510,000		BAT Capital Corp., 3.222%, 08/15/2024	546,791	0.2
287,000	(1)	Baxter International, Inc., 3.750%, 10/01/2025	327,221	0.1
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	400,016	0.1
405,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	413,005	0.1
405,000	(1)	Bristol-Myers Squibb Co., 2.250%, 08/15/2021	413,081	0.1
355,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	369,199	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	222,871	0.1
1,375,000		CVS Health Corp., 3.700%, 03/09/2023	1,477,983	0.4
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	707,809	0.2
153,000		Express Scripts Holding Co., 3.900%, 02/15/2022	160,502	0.0
900,000		General Mills, Inc., 3.150%, 12/15/2021	927,807	0.3
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	789,133	0.2
226,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	236,260	0.1
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	386,454	0.1
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	560,550	0.2
715,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	735,033	0.2
278,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	303,418	0.1
440,000		McKesson Corp., 3.650%, 11/30/2020	445,692	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	453,621	0.1
150,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	157,783	0.0
640,000		Novartis Capital Corp., 2.400%, 05/17/2022	664,297	0.2
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	357,248	0.1
195,000		PepsiCo, Inc., 2.750%, 03/05/2022	203,381	0.1
350,000		Pfizer, Inc., 2.800%, 03/11/2022	364,626	0.1
340,000		Philip Morris International, Inc., 1.875%, 02/25/2021	342,802	0.1
486,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	499,259	0.1
882,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	899,832	0.3
270,000		Stryker Corp., 2.625%, 03/15/2021	273,841	0.1
334,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	341,353	0.1
330,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	344,600	0.1
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	516,726	0.2
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	175,678	0.1
486,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	516,117	0.1
555,000		Zoetis, Inc., 3.250%, 08/20/2021	571,026	0.2
			18,801,482	5.4

		Energy: 2.3%
255,000		Apache Corp., 3.250%, 04/15/2022	247,502	0.1
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	217,837	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	611,996	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	598,633	0.2
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	929,364	0.3
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	283,889	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	701,010	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	506,159	0.1
355,000		Exxon Mobil Corp., 2.992%, 03/19/2025	386,604	0.1
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	357,738	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	800,616	0.2
405,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	410,466	0.1
354,000		Phillips 66, 3.700%, 04/06/2023	378,674	0.1
1,186,000		Shell International Finance BV, 1.750%, 09/12/2021	1,203,214	0.3
210,000		Valero Energy Corp., 2.850%, 04/15/2025	221,739	0.1
			7,855,441	2.3

		Financial: 13.1%
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	403,412	0.1
247,000		American International Group, Inc., 3.750%, 07/10/2025	273,641	0.1
1,000,000		American Express Co., 3.375%, 05/17/2021	1,023,371	0.3
258,000		American Tower Corp., 3.500%, 01/31/2023	275,869	0.1

See Accompanying Notes to Financial Statements

50

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	254,430	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	536,135	0.1
440,000		Assurant, Inc., 4.200%, 09/27/2023	466,955	0.1
355,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 11/21/2022	368,464	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	416,134	0.1
496,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	513,251	0.1
200,000	(2)	Bank of America Corp., 2.328%, 10/01/2021	200,832	0.1
593,000	(2)	Bank of America Corp., 2.369%, 07/21/2021	593,554	0.2
916,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	963,872	0.3
405,000	(2)	Bank of America Corp., 3.499%, 05/17/2022	414,676	0.1
280,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	290,457	0.1
390,000		Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	401,999	0.1
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	191,454	0.1
335,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	345,203	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	366,340	0.1
625,000		BBVA USA, 3.500%, 06/11/2021	638,693	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	262,216	0.1
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	379,963	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	387,768	0.1
270,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	279,192	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	758,829	0.2
395,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	416,081	0.1
570,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	599,618	0.2
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,030,465	0.3
388,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	395,831	0.1
680,000	(2)	Citigroup, Inc., 2.312%, 11/04/2022	694,671	0.2
582,000		Citigroup, Inc., 2.900%, 12/08/2021	599,904	0.2
107,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	114,925	0.0
480,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	485,786	0.1
544,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	576,043	0.2
500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	552,559	0.2
382,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	384,260	0.1
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	252,915	0.1
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	360,615	0.1
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	431,616	0.1
455,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	462,306	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	367,581	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	413,353	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	314,075	0.1
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	135,402	0.0
287,000		ING Groep NV, 3.150%, 03/29/2022	298,454	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	869,001	0.2
510,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	516,398	0.1
460,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	476,507	0.1
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	297,815	0.1
421,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	447,427	0.1
389,000	(2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	395,459	0.1
354,000	(2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	367,706	0.1
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	469,592	0.1
176,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	191,692	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	505,535	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	341,673	0.1
464,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	472,422	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	207,690	0.1

See Accompanying Notes to Financial Statements

51

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

820,000		Mizuho Financial Group, Inc., 0.990%, (US0003M + 0.630%), 05/25/2024	804,065	0.2
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	325,373	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	912,748	0.3
496,000		Morgan Stanley, 4.000%, 07/23/2025	562,750	0.2
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,649,393	0.5
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	340,336	0.1
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	260,495	0.1
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	311,015	0.1
500,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	529,994	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	355,546	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	390,841	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	356,684	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	513,917	0.1
590,000		Reinsurance Group of America, Inc., 5.000%, 06/01/2021	614,269	0.2
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	505,199	0.1
225,000		Royal Bank of Canada, 0.956%, (US0003M + 0.660%), 10/05/2023	225,474	0.1
384,000		Royal Bank of Canada, 1.150%, 06/10/2025	384,796	0.1
280,000	(3)	Royal Bank of Canada, 1.600%, 04/17/2023	287,354	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	356,043	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	604,569	0.2
244,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	263,226	0.1
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	333,566	0.1
324,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	340,147	0.1
595,000		Skandinaviska Enskilda Banken AB, 1.875%, 09/13/2021	604,875	0.2
340,000	(2)	State Street Corp., 2.354%, 11/01/2025	360,632	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	334,581	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	376,293	0.1
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	604,086	0.2
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	846,024	0.2
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	540,806	0.2
799,000		Truist Bank, 1.250%, 03/09/2023	811,530	0.2
351,000	(1)	UBS AG/London, 1.750%, 04/21/2022	357,718	0.1
565,000	(1),(2)	UBS Group AG, 2.859%, 08/15/2023	585,711	0.2
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	287,394	0.1
205,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	213,536	0.1
1,410,000	(2)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,412,312	0.4
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	913,928	0.3
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	507,443	0.1
268,000		XLIT Ltd., 4.450%, 03/31/2025	302,222	0.1
			45,738,978	13.1

		Industrial: 2.1%
388,000		Boeing Co/The, 4.875%, 05/01/2025	422,925	0.1
405,000	(1)	Carrier Global Corp., 1.923%, 02/15/2023	413,456	0.1
405,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	438,561	0.1
470,000		Caterpillar Financial Services Corp., 2.950%, 02/26/2022	489,788	0.2
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	420,665	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	364,202	0.1
175,000		FedEx Corp., 3.800%, 05/15/2025	194,742	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	247,474	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	396,659	0.1
335,000	(3)	John Deere Capital Corp., 2.050%, 01/09/2025	354,216	0.1
360,000		John Deere Capital Corp., 2.950%, 04/01/2022	375,812	0.1
348,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	356,340	0.1
435,000	(1)	Raytheon Technologies Corp., 3.700%, 12/15/2023	472,361	0.1
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	450,694	0.1

See Accompanying Notes to Financial Statements

52

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	425,994	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	962,321	0.3
480,000		WestRock RKT LLC, 4.900%, 03/01/2022	511,183	0.2
		7,297,393		2.1

		Technology: 1.9%
620,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	632,185	0.2
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	678,690	0.2
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	252,730	0.1
1,000,000		Apple, Inc., 1.800%, 09/11/2024	1,047,821	0.3
352,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	361,839	0.1
116,000		Electronic Arts, Inc., 3.700%, 03/01/2021	118,188	0.0
445,000		Fiserv, Inc., 2.750%, 07/01/2024	474,775	0.1
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	231,451	0.1
315,000		International Business Machines Corp., 2.850%, 05/13/2022	329,564	0.1
860,000		NVIDIA Corp., 2.200%, 09/16/2021	877,174	0.2
288,000		Oracle Corp., 2.500%, 04/01/2025	310,099	0.1
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	940,732	0.3
424,000		VMware, Inc., 4.500%, 05/15/2025	464,398	0.1
			6,719,646	1.9

		Utilities: 3.7%
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	456,761	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	464,942	0.1
375,000		Consumers Energy Co., 3.375%, 08/15/2023	404,002	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	720,000	0.2
525,000	(2)	Dominion Energy, Inc., 2.715%, 08/15/2021	536,787	0.2
875,000		DTE Energy Co., 2.600%, 06/15/2022	902,572	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,139,949	0.3
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	417,840	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	312,508	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	268,900	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	263,343	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	273,722	0.1
255,000		Evergy, Inc., 4.850%, 06/01/2021	262,043	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	465,847	0.1
380,000		FirstEnergy Corp., 4.250%, 03/15/2023	411,173	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	77,119	0.0
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	867,182	0.2
310,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	317,083	0.1
293,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	316,943	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	233,482	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	332,868	0.1
524,000		PNM Resources, Inc., 3.250%, 03/09/2021	531,881	0.2
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	528,291	0.2
365,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	373,062	0.1
369,000		Southern California Edison Co., 2.400%, 02/01/2022	374,876	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	346,563	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	411,274	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	153,760	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	635,347	0.2
			12,800,120	3.7

	Total Corporate Bonds/Notes
	(Cost $110,064,647)		113,686,723	32.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
1,638,980		Fannie Mae REMICS 2006-43-FJ, 0.595%, (US0001M + 0.410%), 06/25/2036	1,640,798	0.5
1,104,547		Fannie Mae REMICS 2007-14 PF, 0.375%, (US0001M + 0.190%), 03/25/2037	1,096,165	0.3
445,936		Fannie Mae REMICS 2010-123 FL, 0.615%, (US0001M + 0.430%), 11/25/2040	446,587	0.1

See Accompanying Notes to Financial Statements

53

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

1,835,308		Fannie Mae REMICS 2011-51 FM, 0.835%, (US0001M + 0.650%), 06/25/2041	1,854,384	0.5
165,475		Fannie Mae REMICS 2011-96 FN, 0.685%, (US0001M + 0.500%), 10/25/2041	166,313	0.1
1,362,914		Fannie Mae REMICS 2010-136 FG, 0.685%, (US0001M + 0.500%), 12/25/2030	1,354,945	0.4
2,131,118		Fannie Mae REMICS 2011-68 F, 0.455%, (US0001M + 0.270%), 07/25/2031	2,120,683	0.6
148,467	(1),(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	153,168	0.0
362,323	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.587%, 10/25/2046	362,321	0.1
549,314		Freddie Mac REMICS 4508 CF, 0.585%, (US0001M + 0.400%), 09/15/2045	549,329	0.2
2,533,618		Ginnie Mae Series 2012-H31 FD, 0.643%, (US0001M + 0.340%), 12/20/2062	2,522,201	0.7
654,915		Ginnie Mae Series 2016-H08 FT, 1.023%, (US0001M + 0.720%), 02/20/2066	657,596	0.2
3,189,921		Ginnie Mae Series 2016-H06 FD, 1.223%, (US0001M + 0.920%), 07/20/2065	3,231,262	0.9
208,740	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	214,384	0.1
393,804	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.934%, 10/25/2044	398,153	0.1
398,923	(1),(2)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	401,884	0.1
425,546	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	436,859	0.1
183,210	(2)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.939%, 06/25/2034	175,811	0.1
815,476	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	823,288	0.2

	Total Collateralized Mortgage Obligations
	(Cost $18,603,493)		18,606,131	5.3

U.S. TREASURY OBLIGATIONS: 24.7%
	U.S. Treasury Notes: 24.7%
7,419,000	0.125%,06/30/2022	7,415,233	2.1
21,711,000	0.250%,06/15/2023	21,758,493	6.3
799,000	0.500%,06/30/2027	799,593	0.2
53,774,000	1.125%,08/31/2021	54,370,555	15.6
60,000	0.500%,05/31/2027	60,071	0.0
1,518,800	1.625%,12/31/2021	1,552,083	0.5

	Total U.S. Treasury Obligations
	(Cost $85,860,954)	85,956,028	24.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.7%
350,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.635%, (US0001M + 1.450%), 09/15/2032	326,162	0.1
830,000	(1)	BFLD 2019-DPLO A, 1.275%, (US0001M + 1.090%), 10/15/2034	799,509	0.2
1,757,937	(1)	BX Commercial Mortgage Trust 2019-XL D, 1.635%, (US0001M + 1.450%), 10/15/2036	1,719,796	0.5
200,000	(2)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	193,770	0.1
971,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.261%, 03/10/2047	840,671	0.2
329,272		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	340,363	0.1
668,582		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	685,795	0.2
710,000	(1)	CLNY Trust 2019-IKPR A, 1.314%, (US0001M + 1.227%), 11/15/2038	643,506	0.2
360,000	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	366,948	0.1
725,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	740,102	0.2
1,353,085		COMM 2013-CCRE12 ASB Mortgage Trust, 3.623%, 10/10/2046	1,397,671	0.4
1,700,000		COMM 2013-CCRE6 A4 Mortgage Trust, 3.101%, 03/10/2046	1,747,093	0.5
1,663,000	(1),(2)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	1,531,343	0.4
1,705,000	(2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,692,711	0.5
896,663		COMM 2014-LC17 ASB Mortgage Trust, 3.620%, 10/10/2047	935,549	0.3
979,765		COMM 2015-CR22 ASB Mortgage Trust, 3.144%, 03/10/2048	1,022,967	0.3
1,370,000		COMM 2015-CR26 ASB Mortgage Trust, 3.373%, 10/10/2048	1,438,560	0.4
83,283		COMM 2012-LC4 A4, 3.288%, 12/10/2044	84,678	0.0

See Accompanying Notes to Financial Statements

54

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

1,690,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.415%, (US0001M + 1.230%), 05/15/2036	1,675,528	0.5
256,000	(1)	CSWF 2018-TOP C, 1.635%, (US0001M + 1.450%), 08/15/2035	240,648	0.1
1,490,000	(1),(2)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,510,466	0.4
1,700,000	(1),(2)	DBUBS 2011-LC1A E, 5.876%, 11/10/2046	1,646,155	0.5
730,000	(1),(2)	DBUBS 2011-LC2A D, 5.714%, 07/10/2044	610,654	0.2
67,344	(2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	69,270	0.0
155,086		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	158,805	0.0
513,248		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	527,922	0.2
108,979	(2)	Ginnie Mae 2015-21 AF, 2.087%, 07/16/2048	111,071	0.0
373,716		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	381,324	0.1
135,558		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	138,390	0.0
550,789		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	565,362	0.2
217,936		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	223,880	0.1
334,695		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	343,990	0.1
829,649		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	853,341	0.2
845,795		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	873,345	0.2
1,000,000	(1)	Great Wolf Trust 2019-WOLF A, 1.219%, (US0001M + 1.034%), 12/15/2029	963,713	0.3
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	504,924	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.685%, (US0001M + 1.500%), 10/15/2036	1,344,348	0.4
1,320,000	(1),(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.824%, 03/10/2044	1,286,726	0.4
760,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	629,240	0.2
1,040,000	(2)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	989,799	0.3
1,330,000		GS Mortgage Securities Trust 2013-GCJ14 A5, 4.243%, 08/10/2046	1,439,340	0.4
420,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.275%, (US0001M + 1.090%), 10/15/2031	399,180	0.1
603,649		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	618,302	0.2
508,187		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	522,877	0.1
463,936		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	487,261	0.1
977,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.822%, 11/15/2043	921,025	0.3
2,710,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	2,758,467	0.8
700,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	704,932	0.2
4,526		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,546	0.0
1,820,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.370%, 11/15/2045	1,598,510	0.5
1,630,000	(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.053%, 01/15/2047	1,622,721	0.5
400,000	(1)	MF1 2020-FL3 A Ltd., 2.235%, (US0001M + 2.050%), 07/15/2035	401,662	0.1
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,294,501	0.4
279,032		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	281,369	0.1
1,210,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	1,203,107	0.3
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,290,768	0.4
795,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	813,712	0.2
1,250,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.218%, 07/15/2046	1,343,398	0.4
950,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	978,402	0.3

See Accompanying Notes to Financial Statements

55

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

505,813		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	526,026	0.1
1,730,000	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,540,496	0.4
960,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	989,288	0.3
1,930,000	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.350%, (US0001M + 2.150%), 02/25/2035	1,937,086	0.6
749,869	(2)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.520%, 08/15/2039	748,091	0.2
290,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	303,892	0.1
490,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	491,412	0.1
1,540,929		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,570,175	0.5
731,788	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	739,079	0.2
1,720,000	(2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.106%, 06/15/2046	1,589,388	0.5
360,000	(2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	386,342	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $63,991,225)		61,661,450	17.7

ASSET-BACKED SECURITIES: 16.9%
		Automobile Asset-Backed Securities: 6.9%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	622,458	0.2
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	209,923	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	779,249	0.2
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	613,718	0.2
1,800,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,812,849	0.5
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	889,551	0.3
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	417,280	0.1
800,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	823,053	0.2
150,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	156,972	0.0
800,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	834,927	0.2
750,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	751,670	0.2
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	661,960	0.2
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	652,338	0.2
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	463,689	0.1
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	511,592	0.1
500,000		GM Financial Automobile Leasing Trust 2020-1 A2A, 1.670%, 04/20/2022	504,228	0.1
1,050,000		GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,068,082	0.3
400,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	400,916	0.1
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	684,731	0.2
550,000		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	561,635	0.2
900,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	906,707	0.3
250,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	254,648	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	960,349	0.3
400,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	409,066	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	468,644	0.1
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	664,714	0.2

See Accompanying Notes to Financial Statements

56

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF June 30, 2020 (Unaudited) (continued)

500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	531,377	0.2
442,526	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	443,400	0.1
850,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	863,464	0.3
1,100,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	1,106,781	0.3
65,982	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	66,665	0.0
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	511,084	0.1
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	514,292	0.2
1,300,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,327,576	0.4
716,526	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	726,963	0.2
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	983,366	0.3
			24,159,917	6.9

		Credit Card Asset-Backed Securities: 1.1%
1,000,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,028,965	0.3
1,150,000		Chase Issuance Trust 2020-1 A1, 1.530%, 01/15/2025	1,184,375	0.3
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,577,635	0.5
			3,790,975	1.1

		Home Equity Asset-Backed Securities: 0.0%
7,857		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 07/25/2020	7,859	0.0

		Other Asset-Backed Securities: 8.7%
500,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330%), 01/20/2033	490,081	0.1
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 2.305%, (US0003M + 1.170%), 10/20/2031	824,268	0.2
560,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.385%, (US0001M + 1.200%), 06/15/2034	543,475	0.2
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230%), 01/15/2030	672,687	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350%), 07/18/2029	241,479	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 2.485%, (US0003M + 1.350%), 07/20/2030	243,101	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.469%, (US0003M + 1.250%), 07/15/2029	572,393	0.2
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 2.275%, (US0003M + 1.140%), 01/20/2031	243,694	0.1
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.442%, (US0003M + 1.050%), 05/15/2031	479,439	0.1
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.385%, (US0003M + 1.250%), 10/17/2030	608,839	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210%), 10/18/2030	738,744	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 2.270%, (US0003M + 1.250%), 10/24/2030	588,808	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 2.285%, (US0003M + 1.150%), 10/17/2031	585,557	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 2.335%, (US0003M + 1.200%), 10/20/2030	586,301	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	405,381	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180%), 10/20/2030	244,743	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.429%, (US0003M + 1.210%), 10/15/2030	667,207	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.239%, (US0003M + 1.020%), 04/15/2031	244,770	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350%), 04/15/2028	1,083,674	0.3
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200%), 08/15/2030	472,464	0.1

See Accompanying Notes to Financial Statements

57

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF June 30, 2020(Unaudited) (CONTINUED)

1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180%), 04/17/2033	971,741	0.3
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250%), 01/20/2030	291,421	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220%), 07/24/2030	736,130	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 2.419%, (US0003M + 1.200%), 10/15/2030	489,048	0.1
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.285%, (US0003M + 1.150%), 11/28/2030	293,750	0.1
490,000	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.632%, (US0001M + 2.450%), 03/15/2035	491,105	0.1
416,982	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	449,002	0.1
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	974,942	0.3
600,000	(1)	LCM 26A A2 Ltd., 2.385%, (US0003M + 1.250%), 01/20/2031	575,170	0.2
250,000	(1)	LCM XXIV Ltd. 24A A, 2.445%, (US0003M + 1.310%), 03/20/2030	245,326	0.1
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.315%, (US0001M + 1.130%), 05/09/2036	466,988	0.1
700,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 2.785%, (US0003M + 1.650%), 04/20/2031	691,669	0.2
500,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750%), 07/15/2030	500,256	0.1
700,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 2.869%, (US0003M + 1.650%), 04/15/2031	689,845	0.2
800,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	772,080	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 2.325%, (US0003M + 1.190%), 01/20/2031	390,277	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.569%, (US0003M + 1.350%), 07/15/2029	483,521	0.1
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375%), 07/15/2029	484,188	0.1
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350%), 07/19/2030	387,165	0.1
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 2.335%, (US0003M + 1.200%), 10/17/2031	488,200	0.1
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100%), 07/20/2030	955,298	0.3
350,381	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	355,416	0.1
319,229	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	323,770	0.1
1,068,743	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	1,080,558	0.3
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	770,894	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 1.586%, (US0003M + 1.200%), 11/18/2030	391,952	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 2.449%, (US0003M + 1.230%), 07/15/2030	490,273	0.1
592,641	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.365%, (US0003M + 1.230%), 10/18/2030	580,746	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230%), 07/20/2030	559,112	0.2
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 2.669%, (US0003M + 1.450%), 07/15/2030	581,693	0.2
600,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 2.869%, (US0003M + 1.650%), 01/15/2033	584,276	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	809,932	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 2.449%, (US0003M + 1.230%), 10/15/2031	239,337	0.1
600,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	613,466	0.2
396,997	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	398,678	0.1
			30,144,330	8.7

See Accompanying Notes to Financial Statements

58

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF June 30, 2020 (Unaudited) (CONTINUED)

	Student Loan Asset-Backed Securities: 0.2%
850,000	(1) Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	874,414	0.2

	Total Asset-Backed Securities
	(Cost $58,897,515)	58,977,495	16.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.3%(4)
838,000	0.350%,05/13/2022	838,025	0.3
3	3.500%, (H15T1Y + 1.997%),07/01/2024	3	0.0
		838,028	0.3

	Uniform Mortgage-Backed Securities: 0.0%
20,502	6.500%,10/01/2022	22,813	0.0
21,928	6.500%,10/01/2032	25,388	0.0
14,018	7.000%,10/01/2032	14,233	0.0
		62,434	0.0

	Total U.S. Government Agency Obligations
	(Cost $895,360)	900,462	0.3

	Total Long-Term Investments
	(Cost $338,313,194)	339,788,289	97.6

SHORT-TERM INVESTMENTS: 5.7%
	Repurchase Agreements: 0.2%
655,915	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $655,917, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $669,033, due 07/31/20-07/01/50)
	(Cost $655,915)	655,915	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.5%
19,107,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $19,107,000)	19,107,000	5.5

	Total Short-Term Investments
	(Cost $19,762,915)	19,762,915	5.7

	Total Investments in Securities (Cost $358,076,109)	$ 359,551,204	103.3
	Liabilities in Excess of Other Assets	(11,521,321)	(3.3)
	Net Assets	$ 348,029,883	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

59

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 10.5%
206,906		Activision Blizzard, Inc.	$ 15,704,165	0.2
80,575	(1)	Alphabet, Inc. - Class A	114,259,379	1.6
78,537	(1)	Alphabet, Inc. - Class C	111,020,689	1.6
1,913,341		AT&T, Inc.	57,840,298	0.8
265,250		CenturyLink, Inc.	2,660,458	0.0
40,473	(1)	Charter Communications, Inc.	20,642,849	0.3
1,223,118		Comcast Corp. – Class A	47,677,140	0.7
42,972	(1),(2)	Discovery Communications, Inc. - Class A	906,709	0.0
84,953	(1)	Discovery Communications, Inc. - Class C	1,636,195	0.0
69,055	(1)	Dish Network Corp. - Class A	2,383,088	0.0
77,524	(1)	Electronic Arts, Inc.	10,237,044	0.2
645,716	(1)	Facebook, Inc.- Class A	146,622,732	2.1
92,013	(2)	Fox Corp. - Class A	2,467,789	0.0
42,767		Fox Corp. - Class B	1,147,866	0.0
104,627		Interpublic Group of Cos., Inc.	1,795,399	0.0
38,152	(1),(2)	Live Nation Entertainment, Inc.	1,691,278	0.0
118,105	(1)	NetFlix, Inc.	53,742,499	0.8
104,423		News Corp - Class A	1,238,457	0.0
32,701		News Corp - Class B	390,777	0.0
57,543		Omnicom Group	3,141,848	0.0
30,598	(1)	Take-Two Interactive Software, Inc.	4,270,563	0.1
152,904	(1)	T-Mobile US, Inc.	15,924,952	0.2
210,704	(1)	Twitter, Inc.	6,276,872	0.1
1,111,213		Verizon Communications, Inc.	61,261,173	0.9
145,167	(2)	ViacomCBS, Inc. - Class B	3,385,294	0.1
485,053		Walt Disney Co.	54,088,260	0.8
			742,413,773	10.5

		Consumer Discretionary: 10.6%
18,556		Advance Auto Parts, Inc.	2,643,302	0.0
112,510	(1)	Amazon.com, Inc.	310,394,838	4.4
71,977	(1)	Aptiv PLC	5,608,448	0.1
6,270	(1)	Autozone, Inc.	7,073,312	0.1
61,042		Best Buy Co., Inc.	5,327,135	0.1
10,992	(1)	Booking Holdings, Inc.	17,503,001	0.3
55,671	(2)	BorgWarner, Inc.	1,965,186	0.0
43,703	(1),(2)	Carmax, Inc.	3,913,604	0.1
127,222	(2)	Carnival Corp.	2,088,985	0.0
6,891	(1)	Chipotle Mexican Grill, Inc.	7,251,813	0.1
34,878		Darden Restaurants, Inc.	2,642,706	0.0
67,597		Dollar General Corp.	12,877,905	0.2
63,706	(1)	Dollar Tree, Inc.	5,904,272	0.1
10,505		Domino's Pizza, Inc.	3,880,967	0.1
88,838		D.R. Horton, Inc.	4,926,067	0.1
177,375		eBay, Inc.	9,303,319	0.1
36,376		Expedia Group, Inc.	2,990,107	0.1
1,048,964		Ford Motor Co.	6,377,701	0.1
57,166	(2)	Gap, Inc.	721,435	0.0
38,985		Garmin Ltd.	3,801,038	0.1
338,184		General Motors Co.	8,556,055	0.1
38,739		Genuine Parts Co.	3,368,744	0.1
51,687	(2)	H&R Block, Inc.	738,090	0.0
93,461	(2)	Hanesbrands, Inc.	1,055,175	0.0
34,217		Hasbro, Inc.	2,564,564	0.0
74,455		Hilton Worldwide Holdings, Inc.	5,468,720	0.1
288,820		Home Depot, Inc.	72,352,298	1.0
42,359		Kohl's Corp.	879,796	0.0
62,671		L Brands, Inc.	938,185	0.0
90,240		Las Vegas Sands Corp.	4,109,530	0.1
35,528	(2)	Leggett & Platt, Inc.	1,248,809	0.0
73,746		Lennar Corp. - Class A	4,544,229	0.1
81,627	(1)	LKQ Corp.	2,138,627	0.0
202,748		Lowe's Cos, Inc.	27,395,310	0.4
72,273		Marriott International, Inc.	6,195,964	0.1
199,674		McDonald's Corp.	36,833,863	0.5
132,448	(2)	MGM Resorts International	2,225,126	0.0
15,975	(1),(2)	Mohawk Industries, Inc.	1,625,616	0.0
102,499		Newell Brands, Inc.	1,627,684	0.0
332,993		Nike, Inc. - Class B	32,649,964	0.5
68,839	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,131,025	0.0
929	(1)	NVR, Inc.	3,027,379	0.1
19,933	(1)	O'Reilly Automotive, Inc.	8,405,148	0.1
67,688		Pulte Group, Inc.	2,303,423	0.0
19,039		PVH Corp.	914,824	0.0
12,830		Ralph Lauren Corp.	930,432	0.0
95,435		Ross Stores, Inc.	8,134,879	0.1
46,107	(2)	Royal Caribbean Cruises Ltd.	2,319,182	0.0
313,680		Starbucks Corp.	23,083,711	0.3
74,143		Tapestry, Inc.	984,619	0.0
134,274		Target Corp.	16,103,481	0.2
29,328		Tiffany & Co.	3,576,256	0.1
321,677		TJX Cos., Inc.	16,263,989	0.2
31,051		Tractor Supply Co.	4,092,211	0.1
15,122	(1)	Ulta Beauty, Inc.	3,076,117	0.1
50,607	(1)	Under Armour, Inc. - Class A	492,912	0.0
52,771	(1),(2)	Under Armour, Inc. - Class C	466,496	0.0
85,626		VF Corp.	5,218,049	0.1
16,693	(2)	Whirlpool Corp.	2,162,244	0.0
26,070	(2)	Wynn Resorts Ltd.	1,941,954	0.0
80,826		Yum! Brands, Inc.	7,024,588	0.1
			745,364,409	10.6

		Consumer Staples: 6.8%
499,044		Altria Group, Inc.	19,587,477	0.3
149,172		Archer-Daniels-Midland Co.	5,951,963	0.1
48,973	(2)	Brown-Forman Corp. - Class B	3,117,621	0.0
45,440	(2)	Campbell Soup Co.	2,255,187	0.0
66,032		Church & Dwight Co., Inc.	5,104,274	0.1
33,594		Clorox Co.	7,369,516	0.1
1,038,011		Coca-Cola Co.	46,378,331	0.7
230,011		Colgate-Palmolive Co.	16,850,606	0.2
130,799		Conagra Brands, Inc.	4,600,201	0.1
45,102		Constellation Brands, Inc.	7,890,595	0.1
118,566		Costco Wholesale Corp.	35,950,397	0.5
79,919	(2)	Coty, Inc - Class A	357,238	0.0
60,358		Estee Lauder Cos., Inc.	11,388,347	0.2

See Accompanying Notes to Financial Statements

60

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2020(UNAUDITED) (CONTINUED)

162,772		General Mills, Inc.	10,034,894	0.1
39,582		Hershey Co.	5,130,619	0.1
75,259	(2)	Hormel Foods Corp.	3,632,752	0.1
30,624	(2)	JM Smucker Co.	3,240,325	0.0
67,175		Kellogg Co.	4,437,580	0.1
91,450		Kimberly-Clark Corp.	12,926,458	0.2
167,336		Kraft Heinz Co.	5,336,345	0.1
211,122		Kroger Co.	7,146,480	0.1
39,217		Lamb Weston Holdings, Inc.	2,507,143	0.0
33,202		McCormick & Co., Inc.	5,956,771	0.1
50,500		Molson Coors Beverage Co.	1,735,180	0.0
383,330		Mondelez International, Inc.	19,599,663	0.3
100,393	(1)	Monster Beverage Corp.	6,959,243	0.1
372,598		PepsiCo, Inc.	49,279,811	0.7
418,150		Philip Morris International, Inc.	29,295,589	0.4
664,807		Procter & Gamble Co.	79,490,973	1.1
136,315		Sysco Corp.	7,450,978	0.1
79,034		Tyson Foods, Inc.	4,719,120	0.1
197,877		Walgreens Boots Alliance, Inc.	8,388,006	0.1
380,245		Walmart, Inc.	45,545,746	0.6
			479,615,429	6.8

		Energy: 2.8%
101,354		Apache Corp.	1,368,279	0.0
175,902	(2)	Baker Hughes Co.	2,707,132	0.0
107,033		Cabot Oil & Gas Corp.	1,838,827	0.0
501,357		Chevron Corp.	44,736,085	0.6
52,822		Concho Resources, Inc./Midland TX	2,720,333	0.1
287,988		ConocoPhillips	12,101,256	0.2
102,770		Devon Energy Corp.	1,165,412	0.0
42,380		Diamondback Energy, Inc.	1,772,332	0.0
156,302		EOG Resources, Inc.	7,918,259	0.1
1,135,440		Exxon Mobil Corp.	50,776,877	0.7
235,583		Halliburton Co.	3,057,867	0.1
70,108		Hess Corp.	3,632,295	0.1
39,995		HollyFrontier Corp.	1,167,854	0.0
522,276		Kinder Morgan, Inc.	7,922,927	0.1
212,230		Marathon Oil Corp.	1,298,848	0.0
174,620		Marathon Petroleum Corp.	6,527,296	0.1
104,253		National Oilwell Varco, Inc.	1,277,099	0.0
128,818		Noble Energy, Inc.	1,154,209	0.0
241,690	(2)	Occidental Petroleum Corp.	4,422,927	0.1
118,129	(2)	Oneok, Inc.	3,924,245	0.1
117,264		Phillips 66	8,431,282	0.1
44,272		Pioneer Natural Resources Co.	4,325,374	0.1
372,682		Schlumberger Ltd.	6,853,622	0.1
112,948		TechnipFMC PLC	772,564	0.0
109,483		Valero Energy Corp.	6,439,790	0.1
325,791		Williams Cos., Inc.	6,196,545	0.1
			194,509,536	2.8

		Financials: 9.9%
192,679		Aflac, Inc.	6,942,224	0.1
84,352		Allstate Corp.	8,181,300	0.1
177,256		American Express Co.	16,874,771	0.2
231,290		American International Group, Inc.	7,211,622	0.1
32,852		Ameriprise Financial, Inc.	4,929,114	0.1
62,056		Aon PLC	11,951,986	0.2
50,921		Arthur J. Gallagher & Co.	4,964,288	0.1
16,019		Assurant, Inc.	1,654,603	0.0
2,096,766		Bank of America Corp.	49,798,192	0.7
216,376		Bank of New York Mellon Corp.	8,362,932	0.1
522,047	(1)	Berkshire Hathaway, Inc. – Class B	93,190,610	1.3
41,425		BlackRock, Inc.	22,538,928	0.3
122,269		Capital One Financial Corp.	7,652,817	0.1
29,464		Cboe Global Markets, Inc.	2,748,402	0.0
307,691	(2)	Charles Schwab Corp.	10,381,494	0.2
121,207		Chubb Ltd.	15,347,230	0.2
40,520	(2)	Cincinnati Financial Corp.	2,594,496	0.0
559,047		Citigroup, Inc.	28,567,302	0.4
114,564		Citizens Financial Group, Inc.	2,891,595	0.0
96,294		CME Group, Inc.	15,651,627	0.2
37,336		Comerica, Inc.	1,422,502	0.0
82,254		Discover Financial Services	4,120,103	0.1
59,359		E*Trade Financial Corp.	2,951,923	0.1
10,738		Everest Re Group Ltd.	2,214,176	0.0
191,176		Fifth Third Bancorp	3,685,873	0.1
46,046		First Republic Bank	4,880,416	0.1
74,485	(2)	Franklin Resources, Inc.	1,561,950	0.0
26,296		Globe Life, Inc.	1,951,952	0.0
83,112		Goldman Sachs Group, Inc.	16,424,593	0.2
96,157		Hartford Financial Services Group, Inc.	3,706,852	0.1
272,357		Huntington Bancshares, Inc.	2,460,746	0.0
146,950		Intercontinental Exchange, Inc.	13,460,620	0.2
101,050	(2)	Invesco Ltd.	1,087,298	0.0
818,245		JPMorgan Chase & Co.	76,964,125	1.1
261,935		Keycorp	3,190,368	0.1
51,888		Lincoln National Corp.	1,908,960	0.0
64,994		Loews Corp.	2,228,644	0.0
34,446		M&T Bank Corp.	3,581,351	0.1
10,180		MarketAxess Holdings, Inc.	5,099,366	0.1
137,015		Marsh & McLennan Cos., Inc.	14,711,301	0.2
207,165		Metlife, Inc.	7,565,666	0.1
43,302		Moody's Corp.	11,896,358	0.2
321,575		Morgan Stanley	15,532,073	0.2
22,830		MSCI, Inc. - Class A	7,621,111	0.1
30,842		Nasdaq, Inc.	3,684,694	0.1
55,870		Northern Trust Corp.	4,432,726	0.1
114,037	(2)	People's United Financial, Inc.	1,319,408	0.0
113,930		PNC Financial Services Group, Inc.	11,986,575	0.2
68,396		Principal Financial Group, Inc.	2,841,170	0.0
157,175		Progressive Corp.	12,591,289	0.2
106,073		Prudential Financial, Inc.	6,459,846	0.1
32,750		Raymond James Financial, Inc.	2,254,183	0.0
256,992		Regions Financial Corp.	2,857,751	0.0
64,691		S&P Global, Inc.	21,314,391	0.3
94,514		State Street Corp.	6,006,365	0.1
13,833	(1)	SVB Financial Group	2,981,426	0.1

See Accompanying Notes to Financial Statements

61

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

144,209		Synchrony Financial	3,195,671	0.1
61,106		T. Rowe Price Group, Inc.	7,546,591	0.1
67,896		Travelers Cos, Inc.	7,743,539	0.1
361,848		Truist Financial Corp.	13,587,392	0.2
54,626	(2)	Unum Group	906,245	0.0
368,093		US Bancorp	13,553,184	0.2
1,001,919		Wells Fargo & Co.	25,649,126	0.4
34,571		Willis Towers Watson PLC	6,808,758	0.1
37,916		WR Berkley Corp.	2,172,208	0.0
44,003	(2)	Zions Bancorp NA	1,496,102	0.0
			694,052,500	9.9

		Health Care: 14.3%
475,004		Abbott Laboratories	43,429,616	0.6
473,258		AbbVie, Inc.	46,464,470	0.7
12,073	(1)	Abiomed, Inc.	2,916,354	0.0
82,919		Agilent Technologies, Inc.	7,327,552	0.1
59,301	(1)	Alexion Pharmaceuticals, Inc.	6,655,944	0.1
19,247	(1)	Align Technology, Inc.	5,282,147	0.1
39,874		AmerisourceBergen Corp.	4,018,103	0.1
157,967		Amgen, Inc.	37,258,097	0.5
67,703		Anthem, Inc.	17,804,535	0.3
136,642		Baxter International, Inc.	11,764,876	0.2
79,186		Becton Dickinson & Co.	18,946,834	0.3
43,822	(1)	Biogen, Inc.	11,724,576	0.2
5,740	(1)	Bio-Rad Laboratories, Inc.	2,591,553	0.0
383,660	(1)	Boston Scientific Corp.	13,470,303	0.2
607,621		Bristol-Myers Squibb Co.	35,728,115	0.5
78,410		Cardinal Health, Inc.	4,092,218	0.1
155,519	(1)	Centene Corp.	9,883,232	0.1
81,730		Cerner Corp.	5,602,591	0.1
99,086		Cigna Corp.	18,593,488	0.3
13,194		Cooper Cos., Inc.	3,742,346	0.1
351,005		CVS Health Corp.	22,804,795	0.3
168,978		Danaher Corp.	29,880,380	0.4
22,897	(1)	DaVita, Inc.	1,812,069	0.0
58,832		Dentsply Sirona, Inc.	2,592,138	0.0
24,786	(1)	DexCom, Inc.	10,048,244	0.1
166,404	(1)	Edwards Lifesciences Corp.	11,500,180	0.2
226,162		Eli Lilly & Co.	37,131,277	0.5
336,748		Gilead Sciences, Inc.	25,909,391	0.4
70,718		HCA Healthcare, Inc.	6,863,889	0.1
38,336	(1)	Henry Schein, Inc.	2,238,439	0.0
69,338	(1)	Hologic, Inc.	3,952,266	0.1
35,502		Humana, Inc.	13,765,900	0.2
22,808	(1)	Idexx Laboratories, Inc.	7,530,289	0.1
39,475	(1)	Illumina, Inc.	14,619,566	0.2
48,450	(1)	Incyte Corp., Ltd.	5,037,346	0.1
31,316	(1)	Intuitive Surgical, Inc.	17,844,796	0.3
47,692	(1)	IQVIA Holdings, Inc.	6,766,541	0.1
707,492		Johnson & Johnson	99,494,600	1.4
26,102	(1)	Laboratory Corp. of America Holdings	4,335,803	0.1
43,464		McKesson Corp.	6,668,247	0.1
360,131		Medtronic PLC	33,024,013	0.5
677,820		Merck & Co., Inc.	52,415,821	0.7
6,420	(1)	Mettler Toledo International, Inc.	5,171,631	0.1
138,820	(1)	Mylan NV	2,232,226	0.0
29,911		PerkinElmer, Inc.	2,933,970	0.0
36,605		Perrigo Co. PLC	2,023,158	0.0
1,491,690		Pfizer, Inc.	48,778,263	0.7
35,912		Quest Diagnostics, Inc.	4,092,532	0.1
27,087	(1)	Regeneron Pharmaceuticals, Inc.	16,892,808	0.2
38,849		Resmed, Inc.	7,459,008	0.1
22,813		STERIS Public Ltd. Co.	3,500,427	0.0
86,564		Stryker Corp.	15,597,967	0.2
12,467		Teleflex, Inc.	4,537,739	0.1
106,060		Thermo Fisher Scientific, Inc.	38,429,780	0.5
254,677		UnitedHealth Group, Inc.	75,116,981	1.1
20,857		Universal Health Services, Inc.	1,937,407	0.0
24,387	(1)	Varian Medical Systems, Inc.	2,987,895	0.0
69,626	(1)	Vertex Pharmaceuticals, Inc.	20,213,124	0.3
16,625	(1)	Waters Corp.	2,999,150	0.0
19,765		West Pharmaceutical Services, Inc.	4,490,015	0.1
55,534		Zimmer Biomet Holdings, Inc.	6,628,538	0.1
127,540		Zoetis, Inc.	17,478,082	0.2
			1,007,033,641	14.3

		Industrials: 7.8%
154,463		3M Co.	24,094,683	0.3
32,919		Alaska Air Group, Inc.	1,193,643	0.0
24,765		Allegion Public Ltd.	2,531,478	0.0
133,454	(2)	American Airlines Group, Inc.	1,744,244	0.0
61,611		Ametek, Inc.	5,506,175	0.1
36,279		AO Smith Corp.	1,709,466	0.0
143,966		Boeing Co.	26,388,968	0.4
218,642		Carrier Global Corp.	4,858,225	0.1
145,344		Caterpillar, Inc.	18,386,016	0.3
36,148	(2)	CH Robinson Worldwide, Inc.	2,857,861	0.0
22,633		Cintas Corp.	6,028,526	0.1
55,481	(1)	Copart, Inc.	4,619,903	0.1
205,557		CSX Corp.	14,335,545	0.2
39,616		Cummins, Inc.	6,863,868	0.1
84,015		Deere & Co.	13,202,957	0.2
152,440		Delta Air Lines, Inc.	4,275,942	0.1
38,655		Dover Corp.	3,732,527	0.1
107,416		Eaton Corp. PLC	9,396,752	0.1
160,445		Emerson Electric Co.	9,952,403	0.1
32,597		Equifax, Inc.	5,602,772	0.1
44,692		Expeditors International Washington, Inc.	3,398,380	0.1
153,824		Fastenal Co.	6,589,820	0.1
64,543		FedEx Corp.	9,050,219	0.1
34,944		Flowserve Corp.	996,603	0.0
79,604		Fortive Corp.	5,386,007	0.1
37,517		Fortune Brands Home & Security, Inc.	2,398,462	0.0
62,398		General Dynamics Corp.	9,326,005	0.1
2,348,936		General Electric Co.	16,043,233	0.2
188,474		Honeywell International, Inc.	27,251,456	0.4
103,057		Howmet Aerospace, Inc.	1,633,453	0.0
10,869		Huntington Ingalls Industries, Inc.	1,896,532	0.0
20,246		IDEX Corp.	3,199,678	0.1
107,125		IHS Markit Ltd.	8,087,938	0.1
77,204		Illinois Tool Works, Inc.	13,499,119	0.2
92,853	(1)	Ingersoll Rand, Inc.	2,611,026	0.0
34,938		Jacobs Engineering Group, Inc.	2,962,742	0.0

See Accompanying Notes to Financial Statements

62

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

22,656		JB Hunt Transport Services, Inc.	2,726,423	0.0
199,756		Johnson Controls International plc	6,819,670	0.1
25,517		Kansas City Southern	3,809,433	0.1
57,970		L3Harris Technologies, Inc.	9,835,770	0.1
66,271		Lockheed Martin Corp.	24,183,613	0.3
70,829		Masco Corp.	3,556,324	0.1
95,728		Nielsen Holdings PLC	1,422,518	0.0
68,794		Norfolk Southern Corp.	12,078,163	0.2
41,633		Northrop Grumman Corp.	12,799,650	0.2
25,339		Old Dominion Freight Line	4,297,241	0.1
109,321		Otis Worldwide Corp.	6,215,992	0.1
92,841		Paccar, Inc.	6,949,149	0.1
34,470		Parker Hannifin Corp.	6,317,317	0.1
44,504		Pentair PLC	1,690,707	0.0
36,964		Quanta Services, Inc.	1,450,098	0.0
394,962		Raytheon Technologies Corp.	24,337,558	0.4
56,416		Republic Services, Inc.	4,628,933	0.1
30,775		Robert Half International, Inc.	1,625,843	0.0
31,103		Rockwell Automation, Inc.	6,624,939	0.1
37,848		Rollins, Inc.	1,604,377	0.0
28,035		Roper Technologies, Inc.	10,884,869	0.2
14,596	(2)	Snap-On, Inc.	2,021,692	0.0
144,029		Southwest Airlines Co.	4,922,911	0.1
41,389		Stanley Black & Decker, Inc.	5,768,799	0.1
9,846	(1)	Teledyne Technologies, Inc.	3,061,614	0.0
61,132		Textron, Inc.	2,011,854	0.0
64,237		Trane Technologies PLC	5,715,808	0.1
13,504		TransDigm Group, Inc.	5,969,443	0.1
182,222		Union Pacific Corp.	30,808,274	0.4
67,853	(1),(2)	United Airlines Holdings, Inc.	2,348,392	0.0
189,083		United Parcel Service, Inc. - Class B	21,022,248	0.3
19,348	(1),(2)	United Rentals, Inc.	2,883,626	0.0
43,573		Verisk Analytics, Inc.	7,416,125	0.1
104,264		Waste Management, Inc.	11,042,600	0.2
48,545		Westinghouse Air Brake Technologies Corp.	2,794,736	0.0
11,630		WW Grainger, Inc.	3,653,681	0.1
48,314		Xylem, Inc.	3,138,477	0.1
			550,051,494	7.8

		Information Technology: 26.9%
171,067		Accenture PLC	36,731,506	0.5
129,382	(1)	Adobe, Inc.	56,321,278	0.8
314,510	(1)	Advanced Micro Devices, Inc.	16,546,371	0.2
43,577	(1)	Akamai Technologies, Inc.	4,666,661	0.1
79,459		Amphenol Corp.	7,612,967	0.1
98,936		Analog Devices, Inc.	12,133,511	0.2
23,071	(1)	ANSYS, Inc.	6,730,503	0.1
1,094,102		Apple, Inc.	399,128,410	5.7
246,110		Applied Materials, Inc.	14,877,349	0.2
14,434	(1)	Arista Networks, Inc.	3,031,573	0.0
58,863	(1)	Autodesk, Inc.	14,079,441	0.2
115,411		Automatic Data Processing, Inc.	17,183,544	0.2
107,359		Broadcom, Inc.	33,883,574	0.5
30,833		Broadridge Financial Solutions, Inc. ADR	3,890,816	0.1
74,973	(1)	Cadence Design Systems, Inc.	7,194,409	0.1
38,218		CDW Corp.	4,440,167	0.1
1,138,842		Cisco Systems, Inc.	53,115,591	0.8
31,162		Citrix Systems, Inc.	4,609,171	0.1
145,167		Cognizant Technology Solutions Corp.	8,248,389	0.1
203,821		Corning, Inc.	5,278,964	0.1
68,142		DXC Technology Co.	1,124,343	0.0
16,353	(1)	F5 Networks, Inc.	2,280,916	0.0
165,913		Fidelity National Information Services, Inc.	22,247,274	0.3
151,017	(1)	Fiserv, Inc.	14,742,280	0.2
22,504	(1)	FleetCor Technologies, Inc.	5,660,431	0.1
35,136		Flir Systems, Inc.	1,425,468	0.0
36,030	(1)	Fortinet, Inc.	4,945,838	0.1
23,947	(1)	Gartner, Inc.	2,905,490	0.0
80,322		Global Payments, Inc.	13,624,218	0.2
345,007		Hewlett Packard Enterprise Co.	3,356,918	0.0
383,999		HP, Inc.	6,693,103	0.1
1,136,994		Intel Corp.	68,026,351	1.0
238,434		International Business Machines Corp.	28,795,674	0.4
70,027		Intuit, Inc.	20,741,297	0.3
9,541	(1),(2)	IPG Photonics Corp.	1,530,281	0.0
20,574		Jack Henry & Associates, Inc.	3,786,233	0.1
88,981		Juniper Networks, Inc.	2,034,106	0.0
50,227	(1)	Keysight Technologies, Inc.	5,061,877	0.1
41,637		KLA Corp.	8,097,564	0.1
38,982		Lam Research Corp.	12,609,118	0.2
35,856		Leidos Holdings, Inc.	3,358,632	0.0
237,337		Mastercard, Inc. - Class A	70,180,551	1.0
71,599		Maxim Integrated Products	4,339,615	0.1
65,881	(2)	Microchip Technology, Inc.	6,937,928	0.1
298,665	(1)	Micron Technology, Inc.	15,387,221	0.2
2,036,450		Microsoft Corp.	414,437,940	5.9
45,670		Motorola Solutions, Inc.	6,399,737	0.1
59,395		NetApp, Inc.	2,635,356	0.0
145,523		NortonLifeLock, Inc.	2,885,721	0.0
165,188		Nvidia Corp.	62,756,573	0.9
558,928		Oracle Corp.	30,891,951	0.4
85,733		Paychex, Inc.	6,494,275	0.1
12,955	(1)	Paycom Software, Inc.	4,012,552	0.1
315,308	(1)	PayPal Holdings, Inc.	54,936,113	0.8
30,811	(1)	Qorvo, Inc.	3,405,540	0.1
302,087		Qualcomm, Inc.	27,553,355	0.4
241,954	(1)	Salesforce.com, Inc.	45,325,243	0.6
60,644	(2)	Seagate Technology	2,935,776	0.0
51,211	(1)	ServiceNow, Inc.	20,743,528	0.3
44,802		Skyworks Solutions, Inc.	5,728,384	0.1
40,493	(1)	Synopsys, Inc.	7,896,135	0.1
88,577		TE Connectivity Ltd.	7,223,454	0.1
246,458		Texas Instruments, Inc.	31,292,772	0.4
10,678	(1)	Tyler Technologies, Inc.	3,703,985	0.1
27,304	(1)	VeriSign, Inc.	5,647,286	0.1
453,055		Visa, Inc. - Class A	87,516,634	1.2
80,481		Western Digital Corp.	3,553,236	0.1

See Accompanying Notes to Financial Statements

63

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

110,344		Western Union Co.	2,385,637	0.0
49,176		Xerox Holdings Corp.	751,901	0.0
65,298		Xilinx, Inc.	6,424,670	0.1
14,257	(1)	Zebra Technologies Corp.	3,649,079	0.1
			1,890,783,755	26.9

		Materials: 2.5%
59,308		Air Products & Chemicals, Inc.	14,320,510	0.2
28,551	(2)	Albemarle Corp.	2,204,423	0.0
422,798	(2)	Amcor PLC	4,316,768	0.1
22,368		Avery Dennison Corp.	2,551,965	0.0
87,544		Ball Corp.	6,083,433	0.1
31,749		Celanese Corp. - Series A	2,741,209	0.0
57,413		CF Industries Holdings, Inc.	1,615,602	0.0
200,966		Corteva, Inc.	5,383,879	0.1
198,915		Dow, Inc.	8,107,775	0.1
197,053		DowDuPont, Inc.	10,469,426	0.1
36,493		Eastman Chemical Co.	2,541,373	0.0
66,408		Ecolab, Inc.	13,211,872	0.2
34,762		FMC Corp.	3,462,990	0.1
389,911		Freeport-McMoRan, Inc.	4,511,270	0.1
28,694	(2)	International Flavors & Fragrances, Inc.	3,513,867	0.1
105,547		International Paper Co.	3,716,310	0.1
141,033		Linde Public Ltd.	29,914,510	0.4
69,002		LyondellBasell Industries NV - Class A	4,534,811	0.1
16,714		Martin Marietta Materials, Inc.	3,452,611	0.1
93,639		Mosaic Co.	1,171,424	0.0
215,525		Newmont Corp.	13,306,513	0.2
80,867		Nucor Corp.	3,348,702	0.0
25,469		Packaging Corp. of America	2,541,806	0.0
63,355		PPG Industries, Inc.	6,719,431	0.1
41,800		Sealed Air Corp.	1,373,130	0.0
21,701		Sherwin-Williams Co.	12,539,923	0.2
35,564		Vulcan Materials Co.	4,120,089	0.1
69,620		WestRock Co.	1,967,461	0.0
			173,743,083	2.5

		Real Estate: 2.8%
33,888		Alexandria Real Estate Equities, Inc.	5,498,328	0.1
119,045		American Tower Corp.	30,777,894	0.4
39,976		Apartment Investment and Management Co.	1,504,697	0.0
37,792		AvalonBay Communities, Inc.	5,844,155	0.1
38,802		Boston Properties, Inc.	3,506,925	0.1
90,005	(1)	CBRE Group, Inc.	4,070,026	0.1
111,914		Crown Castle International Corp.	18,728,808	0.3
72,053		Digital Realty Trust, Inc.	10,239,452	0.1
98,925		Duke Realty Corp.	3,500,956	0.0
23,770		Equinix, Inc.	16,693,671	0.2
93,935		Equity Residential	5,525,257	0.1
17,567		Essex Property Trust, Inc.	4,025,829	0.1
34,665		Extra Space Storage, Inc.	3,202,006	0.0
18,889	(2)	Federal Realty Investment Trust	1,609,532	0.0
144,547		Healthpeak Properties, Inc.	3,983,715	0.1
189,309		Host Hotels & Resorts, Inc.	2,042,644	0.0
77,308	(2)	Iron Mountain, Inc.	2,017,739	0.0
116,150		Kimco Realty Corp.	1,491,366	0.0
30,708		Mid-America Apartment Communities, Inc.	3,521,286	0.1
198,338		ProLogis, Inc.	18,510,885	0.3
40,367		Public Storage, Inc.	7,746,024	0.1
92,221		Realty Income Corp.	5,487,149	0.1
45,552		Regency Centers Corp.	2,090,381	0.0
29,976		SBA Communications Corp.	8,930,450	0.1
82,105		Simon Property Group, Inc.	5,614,340	0.1
20,554	(2)	SL Green Realty Corp.	1,013,107	0.0
79,188		UDR, Inc.	2,960,047	0.0
100,185		Ventas, Inc.	3,668,775	0.1
42,595		Vornado Realty Trust	1,627,555	0.0
112,109		Welltower, Inc.	5,801,641	0.1
200,385		Weyerhaeuser Co.	4,500,647	0.1
			195,735,287	2.8

		Utilities: 3.0%
178,554		AES Corp.	2,587,247	0.0
67,002		Alliant Energy Corp.	3,205,376	0.0
66,300		Ameren Corp.	4,664,868	0.1
133,083		American Electric Power Co., Inc.	10,598,730	0.2
48,612		American Water Works Co., Inc.	6,254,420	0.1
32,846		Atmos Energy Corp.	3,270,805	0.0
146,271	(2)	Centerpoint Energy, Inc.	2,730,880	0.0
76,862		CMS Energy Corp.	4,490,278	0.1
89,719		Consolidated Edison, Inc.	6,453,488	0.1
225,372		Dominion Energy, Inc.	18,295,699	0.3
51,724		DTE Energy Co.	5,560,330	0.1
197,337		Duke Energy Corp.	15,765,253	0.2
101,492		Edison International	5,512,031	0.1
53,751		Entergy Corp.	5,042,381	0.1
60,889		Evergy, Inc.	3,610,109	0.1
90,348		Eversource Energy	7,523,278	0.1
261,667		Exelon Corp.	9,495,895	0.1
145,482		FirstEnergy Corp.	5,641,792	0.1
131,436		NextEra Energy, Inc.	31,566,984	0.5
102,796		NiSource, Inc.	2,337,581	0.0
65,547		NRG Energy, Inc.	2,134,210	0.0
30,209		Pinnacle West Capital Corp.	2,214,018	0.0
206,443		PPL Corp.	5,334,487	0.1
135,780		Public Service Enterprise Group, Inc.	6,674,945	0.1
78,557		Sempra Energy	9,209,237	0.1
283,565		Southern Co.	14,702,845	0.2
84,707		WEC Energy Group, Inc.	7,424,569	0.1
140,991		Xcel Energy, Inc.	8,811,937	0.1
			211,113,673	3.0

	Total Common Stock
	(Cost $4,616,704,346)		6,884,416,580	97.9

See Accompanying Notes to Financial Statements

64

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

RIGHTS: 0.0%
		Telecommunications: 0.0%
102,874	(1)	T-Mobile US, Inc.	17,283	0.0

	Total Rights
	(Cost $–)		17,283	0.0

	Total Long-Term Investments
	(Cost $4,616,704,346)		6,884,433,863	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Floating Rate Notes: 0.1%
675,000	(3)	Bank of Montreal, 0.200%, 07/13/2020	675,014	0.0
825,000	(3)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	825,038	0.0
950,000	(3)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.0
275,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	275,020	0.0
1,000,000	(3)	National Bank of Canada, 1.180%, 07/16/2020	1,000,035	0.1
725,000	(3)	Royal Bank of Canada, 0.350%, 07/17/2020	725,066	0.0
800,000	(3)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	800,027	0.0
625,000	(3)	Toronto-Dominion Bank, 0.290%, 07/21/2020	625,046	0.0

	Total Floating Rate Notes
	(Cost $5,875,364)		5,875,364	0.1

		Repurchase Agreements: 1.1%
2,665,972	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,665,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,719,291, due 08/13/20-05/20/70)	2,665,972	0.0
6,859,933	(3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $6,859,973, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $7,173,015, due 08/15/20-02/15/48)	6,859,933	0.1
15,972,554	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $15,972,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,292,005, due 08/01/20-02/20/70)	15,972,554	0.2
3,134,861	(3)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,134,870, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,197,558, due 01/01/29-06/01/50)	3,134,861	0.1
6,732,216	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,732,244, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,866,889, due 07/31/20-11/15/49)	6,732,216	0.1
21,262,484	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $21,262,536, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $21,687,735, due 07/31/21-05/20/70)	21,262,484	0.3
750,893	(3)	Credit Suisse AG (New York), Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $750,894, collateralized by various U.S. Government Securities, 1.875%-3.125%, Market Value plus accrued interest $765,911, due 08/31/22-11/15/28)	750,893	0.0

See Accompanying Notes to Financial Statements

65

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

4,103,924	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,103,936, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,186,003, due 07/15/20-06/01/50)	4,103,924	0.1
1,228,319	(3)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,228,328, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,282,924, due 10/27/20-05/27/40)	1,228,319	0.0
15,916,277	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $15,916,382, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,271,496, due 01/15/22-02/15/47)	15,916,277	0.2

	Total Repurchase Agreements
	(Cost $78,627,433)		78,627,433	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 1.9%
2,282,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	2,282,000	0.0
125,295,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	125,295,000	1.8
2,282,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	2,282,000	0.1
	Total Mutual Funds
	(Cost $129,859,000)		129,859,000	1.9

	Total Short-Term Investments
	(Cost $214,361,797)		214,361,797	3.1

	Total Investments in Securities (Cost $4,831,066,143)		$7,098,795,660	101.0
	Liabilities in Excess of Other Assets		(72,396,046)	(1.0)
	Net Assets		$7,026,399,614	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

66

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 1.4%
13,800	(1)	AMC Networks, Inc.	$ 322,782	0.1
2,700		ATN International, Inc.	163,539	0.0
77,000	(1)	Cars.com, Inc.	443,520	0.1
15,800		Cinemark Holdings, Inc.	182,490	0.0
51,967		EW Scripps Co.	454,711	0.1
60,800	(1)	Fluent, Inc.	108,224	0.0
32,900	(1)	Gray Television, Inc.	458,955	0.1
106,400	(1)	IDT Corp.	694,792	0.2
–	(1)	iHeartMedia, Inc.	–	–
22,200	(1)	Liberty Latin America Ltd.	209,568	0.1
46,600	(1)	Liberty Latin America Ltd. - Class A	452,952	0.1
35,700		Meredith Corp.	519,435	0.1
7,100		Nexstar Media Group, Inc.	594,199	0.1
26,400	(1)	Ooma, Inc.	435,072	0.1
25,000	(2)	Sinclair Broadcast Group, Inc.	461,500	0.1
42,900		Spok Holdings, Inc.	401,115	0.1
15,400	(1)	Yelp, Inc.	356,202	0.1
			6,259,056	1.4

		Consumer Discretionary: 11.4%
76,209		Acushnet Holdings Corp.	2,651,311	0.6
52,200	(1)	Adient plc	857,124	0.2
33,900	(1)	American Axle & Manufacturing Holdings, Inc.	257,640	0.1
6,800	(1)	American Public Education, Inc.	201,280	0.0
43,000	(2)	Bed Bath & Beyond, Inc.	455,800	0.1
12,400		Big Lots, Inc.	520,800	0.1
41,900		Bloomin Brands, Inc.	446,654	0.1
7,400		Boyd Gaming Corp.	154,660	0.0
13,349	(1)	Bright Horizons Family Solutions, Inc.	1,564,503	0.3
13,700		Brinker International, Inc.	328,800	0.1
55,863		Brunswick Corp.	3,575,791	0.8
21,320		Carter's, Inc.	1,720,524	0.4
1,400	(1)	Cavco Industries, Inc.	269,990	0.1
17,400		Cooper Tire & Rubber Co.	480,414	0.1
32,000		Core-Mark Holding Co., Inc.	798,560	0.2
67,800		Dana, Inc.	826,482	0.2
12,650	(1)	Deckers Outdoor Corp.	2,484,334	0.6
5,500	(2)	Dillards, Inc.	141,845	0.0
9,400		Dine Brands Global, Inc.	395,740	0.1
17,688		Dunkin Brands Group, Inc.	1,153,788	0.3
15,100	(1)	Genesco, Inc.	327,066	0.1
23,900		Goodyear Tire & Rubber Co.	213,786	0.0
14,540	(1),(2)	Groupon, Inc.	263,465	0.1
41,600		Guess?, Inc.	402,272	0.1
3,000		Hamilton Beach Brands Holding Co.	35,700	0.0
4,200	(1)	Helen of Troy Ltd.	791,952	0.2
33,100	(1)	Hibbett Sports, Inc.	693,114	0.2
416,100	(1)	Houghton Mifflin Harcourt Co.	753,141	0.2
44,800	(2)	International Game Technology PLC	398,720	0.1
27,400		KB Home	840,632	0.2
31,191		LCI Industries	3,586,341	0.8
7,400		Lifetime Brands, Inc.	49,728	0.0
29,500	(2)	Macy's, Inc.	202,960	0.0
19,500	(1)	Meritage Homes Corp.	1,484,340	0.3
4,700	(1)	Modine Manufacturing Co.	25,944	0.0
21,139	(1)	Monarch Casino & Resort, Inc.	720,417	0.2
33,536	(1)	National Vision Holdings, Inc.	1,023,519	0.2
236,964		Office Depot, Inc.	556,865	0.1
12,192	(1),(2)	Penn National Gaming, Inc.	372,344	0.1
24,010	(1)	Planet Fitness, Inc.	1,454,286	0.3
23,604		Pool Corp.	6,417,219	1 .5
54,100	(1)	Quotient Technology, Inc.	396,012	0.1
51,300		Rent-A-Center, Inc.	1,427,166	0.3
8,000		Signet Jewelers Ltd.	82,160	0.0
78,100	(1)	Sonos, Inc.	1,142,603	0.3
2,000		Strategic Education, Inc.	307,300	0.1
15,500	(1)	Taylor Morrison Home Corp.	298,995	0.1
20,300		Thor Industries, Inc.	2,162,559	0.5
16,500	(1)	Universal Electronics, Inc.	772,530	0.2
78,557	(2)	Wendy's Company	1,710,971	0.4
19,700		Wolverine World Wide, Inc.	469,057	0.1
9,200	(1)	WW International, Inc.	233,496	0.0
33,800	(1)	Zumiez, Inc.	925,444	0.2
			49,828,144	11.4

		Consumer Staples: 3.9%
116,994	(1)	BJ's Wholesale Club Holdings, Inc.	4,360,366	1 .0
10,363		Casey's General Stores, Inc.	1,549,476	0.4
6,200	(1)	Central Garden & Pet Co. - CENT	223,138	0.0
8,500	(1)	Central Garden & Pet Co. - Class A - CENTA	287,215	0.1
31,300	(1)	Edgewell Personal Care Co.	975,308	0.2
155,793	(1)	Performance Food Group Co.	4,539,808	1 .0
17,100		Pricesmart, Inc.	1,031,643	0.2
158,444		Primo Water Corp.	2,178,605	0.5
24,100	(1),(2)	Rite Aid Corp.	411,146	0.1
10,100		Sanderson Farms, Inc.	1,170,489	0.3
2,200	(1)	TreeHouse Foods, Inc.	96,360	0.0
26,900		Vector Group Ltd.	270,614	0.1
			17,094,168	3.9

		Energy: 1.0%
7,800		Arch Resources, Inc.	221,598	0.0
67,700		Berry Corp.	326,991	0.1
–	(1)	Chesapeake Energy Corp.	–	–
17,600		CVR Energy, Inc.	353,936	0.1
37,900		Delek US Holdings, Inc.	659,839	0.2
33,700	(1)	Dorian L.P.G Ltd.	260,838	0.1
27,200		Falcon Minerals Corp.	87,040	0.0

See Accompanying Notes to Financial Statements

67

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020(UNAUDITED) (CONTINUED)

18,500	(1)	Magnolia Oil & Gas Corp.	112,110	0.0
52,300	(1)	NexTier Oilfield Solutions, Inc.	128,135	0.0
25,600	(1)	Par Pacific Holdings, Inc.	230,144	0.1
8,100	(1)	PDC Energy, Inc.	100,764	0.0
43,900	(1),(2)	Renewable Energy Group, Inc.	1,087,842	0.2
400	(1)	REX American Resources Corp.	27,748	0.0
99,500	(1)	Select Energy Services, Inc.	487,550	0.1
42,600		Solaris Oilfield Infrastructure, Inc.	316,092	0.1
			4,400,627	1.0

		Financials: 17.1%
12,500	(1)	Ambac Financial Group, Inc.	179,000	0.0
15,500		American Equity Investment Life Holding Co.	383,005	0.1
9,482		Ameris Bancorp.	223,680	0.1
35,000		Apollo Commercial Real Estate Finance, Inc.	343,350	0.1
3,600		Argo Group International Holdings Ltd.	125,388	0.0
6,700		ARMOUR Residential REIT, Inc.	62,913	0.0
31,217	(1)	Assetmark Financial Holdings, Inc.	851,912	0.2
14,600		Associated Banc-Corp.	199,728	0.1
41,300	(1)	Bancorp, Inc.	404,740	0.1
40,200		Bank of NT Butterfield & Son Ltd.	980,478	0.2
91,858		BankUnited, Inc.	1,860,124	0.4
11,600		Bar Harbor Bankshares	259,724	0.1
35,400	(1)	Blucora, Inc.	404,268	0.1
8,400		Business First Bancshares, Inc.	128,940	0.0
2,600	(1)	California Bancorp, Inc.	38,740	0.0
3,100	(1)	Capital Bancorp, Inc.	33,170	0.0
7,000		Capstar Financial Holdings, Inc.	84,000	0.0
23,100		Capstead Mortgage Corp.	126,819	0.0
6,900		Cathay General Bancorp.	181,470	0.0
1,700		CB Financial Services, Inc.	37,094	0.0
2,700		Central Valley Community Bancorp	41,553	0.0
1,600		Citizens Holding Co.	40,000	0.0
24,600		CNO Financial Group, Inc.	383,022	0.1
9,500		Colony Credit Real Estate, Inc.	66,690	0.0
42,063		Commerce Bancshares, Inc.	2,501,487	0.6
1,147		Community Trust Bancorp, Inc.	37,576	0.0
67,000		ConnectOne Bancorp, Inc.	1,080,040	0.3
48,100	(2)	Cowen, Inc.	779,701	0.2
25,160		Cullen/Frost Bankers, Inc.	1,879,704	0.4
30,800	(1)	Customers Bancorp, Inc.	370,216	0.1
7,700		Dynex Capital, Inc.	110,110	0.0
45,491		Eaton Vance Corp.	1,755,953	0.4
1,800		Ellington Financial, Inc.	21,204	0.0
10,000	(1)	Enova International, Inc.	148,700	0.0
1,300		Enterprise Financial Services Corp.	40,456	0.0
2,200		ESSA Bancorp, Inc.	30,624	0.0
38,200		Essent Group Ltd.	1,385,514	0.3
6,288		Factset Research Systems, Inc.	2,065,419	0.5
42,800		Federated Hermes, Inc.	1,014,360	0.2
27,400		FedNat Holding Co.	303,318	0.1
15,700		Financial Institutions, Inc.	292,177	0.1
153,400		First BanCorp. Puerto Rico	857,506	0.2
3,900		First Bank/Hamilton NJ	25,428	0.0
4,000		First Business Financial Services, Inc.	65,800	0.0
1,100		First Choice Bancorp	18,018	0.0
2,900		First Community Bancshares, Inc.	65,105	0.0
100,986		First Financial Bancorp.	1,402,695	0.3
125,245		First Hawaiian, Inc.	2,159,224	0.5
301,713		First Horizon National Corp.	3,005,061	0.7
5,000		First Internet Bancorp	83,100	0.0
38,900		Flagstar Bancorp, Inc.	1,144,827	0.3
74,195	(1)	Focus Financial Partners, Inc.	2,452,145	0.6
1,400		FS Bancorp, Inc.	53,998	0.0
2,300		Great Ajax Corp.	21,160	0.0
5,700		Great Southern Bancorp., Inc.	230,052	0.1
20,800		Hancock Whitney Corp.	440,960	0.1
29,050		Hanmi Financial Corp.	282,075	0.1
23,500		Hilltop Holdings, Inc.	433,575	0.1
8,200		HomeStreet, Inc.	201,802	0.1
5,200		Houlihan Lokey, Inc.	289,328	0.1
41,346		Iberiabank Corp.	1,882,897	0.4
7,700		Investar Holding Corp.	111,650	0.0
186,600		Investors Bancorp, Inc.	1,586,100	0.4
22,180		Kinsale Capital Group, Inc.	3,442,558	0.8
25,800		Ladder Capital Corp.	208,980	0.1
75,840		Lazard Ltd.	2,171,299	0.5
10,700		Luther Burbank Corp.	107,000	0.0
7,900		Macatawa Bank Corp.	61,778	0.0
2,500	(1)	Meridian Corp.	39,625	0.0
3,100	(1)	Metropolitan Bank Holding Corp.	99,448	0.0
56,200		MGIC Investment Corp.	460,278	0.1
2,700		Mid Penn Bancorp, Inc.	49,761	0.0
1,400	(1)	MMA Capital Holdings, Inc.	32,368	0.0
66,562		Moelis & Co.	2,074,072	0.5
17,713		Morningstar, Inc.	2,497,002	0.6
83,700	(1)	Mr Cooper Group, Inc.	1,041,228	0.2
13,400		National General Holdings Corp.	289,574	0.1
8,800		Nelnet, Inc.	420,112	0.1
13,400	(1)	NMI Holdings, Inc.	215,472	0.1
3,500		Northeast Bank	61,425	0.0
71,100		OceanFirst Financial Corp.	1,253,493	0.3
11,800		OP Bancorp	81,420	0.0
15,500	(1)	Oportun Financial Corp.	208,320	0.1
21,025		PacWest Bancorp	414,403	0.1
11,800		PennyMac Financial Services, Inc.	493,122	0.1

See Accompanying Notes to Financial Statements

68

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

60,100		PennyMac Mortgage Investment Trust	1,053,553	0.2
2,400		Piper Sandler Cos	141,984	0.0
26,600		Popular, Inc.	988,722	0.2
17,300	(1)	ProSight Global, Inc.	153,970	0.0
22,300		Provident Bancorp, Inc.	175,278	0.0
67,800		Provident Financial Services, Inc.	979,710	0.2
46,300		Radian Group, Inc.	718,113	0.2
4,100		RBB Bancorp	55,965	0.0
79,100		Redwood Trust, Inc.	553,700	0.1
41,044		RLI Corp.	3,369,712	0.8
32,400	(1)	Select Bancorp, Inc.	263,736	0.1
3,300		Selective Insurance Group	174,042	0.0
19,049	(1),(2)	Selectquote, Inc.	482,511	0.1
5,300		Shore Bancshares, Inc.	58,777	0.0
2,500		Sierra Bancorp.	47,200	0.0
20,709		Signature Bank	2,214,206	0.5
1,700		Standard AVB Financial Corp.	39,440	0.0
21,900		Sterling Bancorp	256,668	0.1
1,300		Stewart Information Services Corp.	42,263	0.0
11,500		Stifel Financial Corp.	545,445	0.1
19,400		Synovus Financial Corp.	398,282	0.1
8,100	(1)	Third Point Reinsurance Ltd.	60,831	0.0
7,600		TPG RE Finance Trust, Inc.	65,360	0.0
11,800		Two Harbors Investment Corp.	59,472	0.0
67,800		Umpqua Holdings Corp.	721,392	0.2
15,300		United Community Banks, Inc./GA	307,836	0.1
5,000		United Insurance Holdings Corp.	39,100	0.0
3,800		Virtus Investment Partners, Inc.	441,902	0.1
16,000		Walker & Dunlop, Inc.	812,960	0.2
2,400	(1)	Watford Holdings Ltd.	40,056	0.0
64,608		Western Alliance Bancorp.	2,446,705	0.6
48,667		Wintrust Financial Corp.	2,122,855	0.5
26,300		Zions Bancorp NA	894,200	0.2
			74,517,557	17.1

		Health Care: 16.9%
155,700	(1)	Accuray, Inc.	316,071	0.1
8,300	(1)	Adaptive Biotechnologies Corp.	401,554	0.1
151,500	(1)	Aduro Biotech, Inc.	349,965	0.1
28,100	(1)	Akebia Therapeutics, Inc.	381,598	0.1
23,600	(1)	Alector, Inc.	576,784	0.1
22,100	(1),(2)	Allogene Therapeutics, Inc.	946,322	0.2
62,300	(1)	Alphatec Holdings, Inc.	292,810	0.1
5,700	(1),(2)	AMAG Pharmaceuticals, Inc.	43,605	0.0
42,300	(1)	American Renal Associates Holdings, Inc.	275,796	0.1
47,300	(1)	Amicus Therapeutics, Inc.	713,284	0.2
27,600	(1)	AMN Healthcare Services, Inc.	1,248,624	0.3
40,300	(1)	AnaptysBio, Inc.	900,302	0.2
6,300	(1),(2)	Apollo Medical Holdings, Inc.	103,950	0.0
61,000	(1)	Apyx Medical Corp.	338,550	0.1
25,000	(1)	Arrowhead Pharmaceuticals, Inc.	1,079,750	0.2
600	(1),(2)	Arvinas, Inc.	20,124	0.0
21,500	(1)	Assembly Biosciences, Inc.	501,380	0.1
4,300	(1)	Atara Biotherapeutics, Inc.	62,651	0.0
19,400	(1)	AxoGen, Inc.	179,256	0.0
3,300	(1)	Bluebird Bio, Inc.	201,432	0.0
10,000	(1)	Blueprint Medicines Corp.	780,000	0.2
11,900	(1)	Bridgebio Pharma, Inc.	388,059	0.1
13,800	(1),(2)	Cara Therapeutics, Inc.	235,980	0.1
71,084	(1)	Catalent, Inc.	5,210,457	1.2
99,200	(1)	Catalyst Pharmaceuticals, Inc.	458,304	0.1
3,415		Chemed Corp.	1,540,404	0.4
30,500	(1)	Coherus Biosciences, Inc.	544,730	0.1
15,600	(1)	Concert Pharmaceuticals, Inc.	155,220	0.0
3,000		Conmed Corp.	215,970	0.1
74,600	(1)	Cross Country Healthcare, Inc.	459,536	0.1
46,200	(1)	Cutera, Inc.	562,254	0.1
35,300	(1)	Dicerna Pharmaceuticals, Inc.	896,620	0.2
56,747		Encompass Health Corp.	3,514,342	0.8
231,900	(1)	Endo International PLC	795,417	0.2
53,466	(1)	Envista Holdings Corp.	1,127,598	0.3
11,700	(1),(2)	Esperion Therapeutics, Inc.	600,327	0.1
10,000	(1)	FibroGen, Inc.	405,300	0.1
6,800	(1)	Gritstone Oncology, Inc.	45,152	0.0
21,500	(1)	Hanger, Inc.	356,040	0.1
28,796	(1)	HealthEquity, Inc.	1,689,461	0.4
50,200	(1)	Heron Therapeutics, Inc.	738,442	0.2
14,714	(1)	HMS Holdings Corp.	476,586	0.1
18,300	(1)	Homology Medicines, Inc.	277,977	0.1
34,500	(1)	Horizon Therapeutics Plc	1,917,510	0.4
13,696	(1)	ICU Medical, Inc.	2,524,310	0.6
40,400	(1)	Immunomedics, Inc.	1,431,776	0.3
9,700	(1)	Inogen, Inc.	344,544	0.1
21,500	(1)	Insmed, Inc.	592,110	0.1
3,700	(1)	Integer Holdings Corp.	270,285	0.1
44,800	(1)	Intersect ENT, Inc.	606,592	0.1
71,000		Invacare Corp.	452,270	0.1
19,200	(1)	Jounce Therapeutics, Inc.	132,480	0.0
2,900	(1)	Kura Oncology, Inc.	47,270	0.0
142,100	(1),(2)	Lannett Co., Inc.	1,031,646	0.2
30,400	(1)	Magellan Health, Inc.	2,218,592	0.5
57,600	(1)	Mednax, Inc.	984,960	0.2
16,400	(1)	MeiraGTx Holdings plc	205,328	0.0
42,600	(1)	Menlo Therapeutics, Inc.	73,698	0.0
23,192	(1)	Molina Healthcare, Inc.	4,127,712	0.9
278,300	(1)	Mustang Bio, Inc.	884,994	0.2
11,200		National Healthcare Corp.	710,528	0.2
22,200	(1)	Natus Medical, Inc.	484,404	0.1
34,600	(1)	NextGen Healthcare, Inc.	379,908	0.1

See Accompanying Notes to Financial Statements

69

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020(UNAUDITED) (CONTINUED)

31,200	(1)	NGM Biopharmaceuticals, Inc.	615,888	0.1
9,700	(1)	NuVasive, Inc.	539,902	0.1
3,100	(1)	Omnicell, Inc.	218,922	0.1
38,100	(1)	OraSure Technologies, Inc.	443,103	0.1
39,500	(1)	Orthofix Medical, Inc.	1,264,000	0.3
95,750		Owens & Minor, Inc.	729,615	0.2
44,200	(1)	Personalis, Inc.	573,274	0.1
8,300		Phibro Animal Health Corp.	218,041	0.1
58,735	(1)	Premier, Inc.	2,013,436	0.5
23,389	(1)	Prestige Consumer Healthcare, Inc.	878,491	0.2
800	(1)	Principia Biopharma, Inc.	47,832	0.0
2,500	(1)	Radius Health, Inc.	34,075	0.0
4,100	(1)	Revance Therapeutics, Inc.	100,122	0.0
7,100	(1),(2)	REVOLUTION Medicines, Inc.	224,147	0.1
12,000	(1)	Rhythm Pharmaceuticals, Inc.	267,600	0.1
10,000	(1)	Sage Therapeutics, Inc.	415,800	0.1
4,500	(1)	Sarepta Therapeutics, Inc.	721,530	0.2
57,100	(1)	Select Medical Holdings Corp.	841,083	0.2
29,800	(1)	SI-BONE, Inc.	475,012	0.1
43,600	(1)	Sientra, Inc.	168,732	0.0
70,100	(1)	Surgery Partners, Inc.	811,057	0.2
5,600	(1),(2)	Sutro Biopharma, Inc.	43,456	0.0
41,639	(1)	Syneos Health, Inc.	2,425,472	0.6
115,700	(1)	Syros Pharmaceuticals, Inc.	1,233,362	0.3
11,500	(1)	TCR2 Therapeutics, Inc.	176,640	0.0
41,200	(1)	Tenet Healthcare Corp.	746,132	0.2
80,100	(1),(2)	TherapeuticsMD, Inc.	100,125	0.0
3,300		Utah Medical Products, Inc.	292,446	0.1
14,500	(1),(2)	Viela Bio, Inc.	628,140	0.1
171,700	(1),(2)	ViewRay, Inc.	384,608	0.1
15,800	(1),(2)	Vir Biotechnology, Inc.	647,326	0.1
77,300	(1),(2)	WaVe Life Sciences Ltd.	804,693	0.2
17,205		West Pharmaceutical Services, Inc.	3,908,460	0.9
9,100	(1)	Xencor, Inc.	294,749	0.1
1,800	(1)	Y-mAbs Therapeutics, Inc.	77,760	0.0
19,000	(1)	Zogenix, Inc.	513,190	0.1
33,949	(1),(2)	Zynerba Pharmaceuticals, Inc.	114,408	0.0
			73,821,530	16.9

		Industrials: 18.2%
28,200		AAR Corp.	582,894	0.1
20,700		ABM Industries, Inc.	751,410	0.2
111,950		ACCO Brands Corp.	794,845	0.2
3,100	(1)	Aerojet Rocketdyne Holdings, Inc.	122,884	0.0
67,599		Altra Industrial Motion Corp.	2,153,704	0.5
35,044		Applied Industrial Technologies, Inc.	2,186,395	0.5
71,200		ArcBest Corp.	1,887,512	0.4
40,090		Argan, Inc.	1,899,464	0.4
46,700	(1)	Atkore International Group, Inc.	1,277,245	0.3
21,900		Barrett Business Services, Inc.	1,163,547	0.3
15,100	(1)	Beacon Roofing Supply, Inc.	398,187	0.1
49,700	(1)	BMC Stock Holdings, Inc.	1,249,458	0.3
52,044		Brady Corp.	2,436,700	0.6
5,288	(1)	BrightView Holdings, Inc.	59,226	0.0
8,200		Brink's Co.	373,182	0.1
21,200	(1)	Builders FirstSource, Inc.	438,840	0.1
27,100		Caesarstone Ltd.	321,135	0.1
1,000	(1)	Casella Waste Systems, Inc.	52,120	0.0
28,100	(1)	CBIZ, Inc.	673,557	0.2
16,400		Columbus McKinnon Corp.	548,580	0.1
11,700		Comfort Systems USA, Inc.	476,775	0.1
33,951		CoreLogic, Inc.	2,282,186	0.5
20,800	(1)	Cornerstone Building Brands, Inc.	126,048	0.0
76,700		Costamare, Inc.	426,452	0.1
41,372		Douglas Dynamics, Inc.	1,452,985	0.3
6,300	(1)	Echo Global Logistics, Inc.	136,206	0.0
13,400		EMCOR Group, Inc.	886,276	0.2
37,144		Fortune Brands Home & Security, Inc.	2,374,616	0.6
112,238	(1)	Gates Industrial Corp. PLC	1,153,807	0.3
5,100	(1)	Gencor Industries, Inc.	64,464	0.0
21,723	(1)	Generac Holdings, Inc.	2,648,685	0.6
35,400	(1)	GMS, Inc.	870,486	0.2
66,700	(1)	Great Lakes Dredge & Dock Corp.	617,642	0.1
48,000		Hawaiian Holdings, Inc.	673,920	0.2
19,700		Heidrick & Struggles International, Inc.	425,914	0.1
14,000		Herman Miller, Inc.	330,540	0.1
25,700		HNI Corp.	785,649	0.2
37,300	(1)	HUB Group, Inc.	1,785,178	0.4
67,809	(1)	IAA, Inc.	2,615,393	0.6
8,100		ICF International, Inc.	525,123	0.1
1,900		Insperity, Inc.	122,987	0.0
7,200	(1)	JELD-WEN Holding, Inc.	115,992	0.0
20,979		KAR Auction Services, Inc.	288,671	0.1
10,000		Kelly Services, Inc.	158,150	0.0
41,900		Kimball International, Inc.	484,364	0.1
55,910		Knight-Swift Transportation Holdings, Inc.	2,332,006	0.5
51,300		Knoll, Inc.	625,347	0.2
35,700		Korn Ferry	1,097,061	0.3
19,828		Landstar System, Inc.	2,226,883	0.5
41,741		Lincoln Electric Holdings, Inc.	3,516,262	0.8
8,400	(1)	Masonite International Corp.	653,352	0.2
30,400	(1)	Mastec, Inc.	1,364,048	0.3
23,200	(1)	Meritor, Inc.	459,360	0.1
2,900		Moog, Inc.	153,642	0.0
28,186		MSA Safety, Inc.	3,225,606	0.7
6,700		Mueller Industries, Inc.	178,086	0.0
9,825		Nordson Corp.	1,863,901	0.4
28,900		Park Aerospace Corp.	321,946	0.1

See Accompanying Notes to Financial Statements

70

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

3,300		Park-Ohio Holdings Corp.	54,747	0.0
6,300	(1)	PGT Innovations, Inc.	98,784	0.0
4,500		Powell Industries, Inc.	123,255	0.0
30,700		Primoris Services Corp.	545,232	0.1
55,900		Quad/Graphics, Inc.	181,675	0.0
21,000		Quanex Building Products Corp.	291,480	0.1
23,273	(1)	RBC Bearings, Inc.	3,119,513	0.7
50,400		Steelcase, Inc.	607,824	0.1
41,700	(1)	Sterling Construction Co., Inc.	436,599	0.1
58,400		Terex Corp.	1,096,168	0.3
81,142		Toro Co.	5,382,960	1.2
8,400	(1)	Trimas Corp.	201,180	0.1
13,400	(1)	TriNet Group, Inc.	816,596	0.2
5,900		Triton International Ltd./Bermuda	178,416	0.0
23,800	(1)	TrueBlue, Inc.	363,426	0.1
28,000	(1)	Tutor Perini Corp.	341,040	0.1
4,000		UFP Industries, Inc.	198,040	0.1
12,600	(1)	Vectrus, Inc.	619,038	0.1
11,000	(1)	Veritiv Corp.	186,560	0.1
102,117	(1)	Welbilt, Inc.	621,892	0.2
186,097	(1)	Willscot Corp.	2,287,132	0.5
35,165		Woodward, Inc.	2,727,046	0.6
			79,695,497	18.2

		Information Technology: 13.1%
3,900	(1)	ACI Worldwide, Inc.	105,261	0.0
11,200	(1)	Advanced Energy Industries, Inc.	759,248	0.2
40,600	(1)	Alpha & Omega Co.	441,728	0.1
24,000		American Software, Inc.	378,240	0.1
25,255	(1)	Aspen Technology, Inc.	2,616,671	0.6
59,300	(1)	Avaya Holdings Corp.	732,948	0.2
36,500		Benchmark Electronics, Inc.	788,400	0.2
24,255	(1)	Bill.com Holdings, Inc.	2,188,044	0.5
–		Blackbaud, Inc.	–	–
24,491		Cabot Microelectronics Corp.	3,417,474	0.8
56,700	(1)	Cambium Networks Corp.	417,312	0.1
5,200	(1)	Ciena Corp.	281,632	0.1
41,700	(1)	Cornerstone OnDemand, Inc.	1,607,952	0.4
75,000	(1)	Diebold Nixdorf, Inc.	454,500	0.1
16,600	(1)	Domo, Inc.	534,022	0.1
98,700	(1)	eGain Corp.	1,096,557	0.2
30,539	(1)	Envestnet, Inc.	2,245,838	0.5
124,300	(1)	Extreme Networks, Inc.	539,462	0.1
7,000	(1)	Fabrinet	436,940	0.1
38,600	(1)	GSI Technology, Inc.	277,148	0.1
23,140	(1)	Guidewire Software, Inc.	2,565,069	0.6
18,000	(1)	Ichor Holdings Ltd.	478,440	0.1
3,500	(1)	Itron, Inc.	231,875	0.1
12,700		j2 Global, Inc.	802,767	0.2
56,300		KBR, Inc.	1,269,565	0.3
5,475	(1)	Kimball Electronics, Inc.	74,131	0.0
25,600	(1)	KVH Industries, Inc.	228,608	0.0
33,400	(1)	Majesco	262,524	0.1
55,471	(1)	Medallia, Inc.	1,400,088	0.3
40,600		Methode Electronics, Inc.	1,269,156	0.3
6,700	(1)	MicroStrategy, Inc.	792,543	0.2
4,500	(1)	Model N, Inc.	156,420	0.0
6,561		Monolithic Power Systems, Inc.	1,554,957	0.4
22,100		NIC, Inc.	507,416	0.1
82,216	(1)	nLight, Inc.	1,830,128	0.4
8,848	(1)	Novanta, Inc.	944,701	0.2
4,200		NVE Corp.	259,686	0.1
13,515	(1)	Onto Innovation, Inc.	460,051	0.1
32,300		PCTEL, Inc.	215,764	0.0
12,400	(1)	PDF Solutions, Inc.	242,544	0.1
8,700		Perspecta, Inc.	202,101	0.0
100,100	(1)	Photronics, Inc.	1,114,113	0.3
21,736		Power Integrations, Inc.	2,567,674	0.6
37,865	(1)	Q2 Holdings, Inc.	3,248,438	0.7
9,700	(1)	Rambus, Inc.	147,440	0.0
24,994	(1)	RealPage, Inc.	1,624,860	0.4
53,900	(1)	Rimini Street, Inc.	277,585	0.1
10,400	(1)	Rosetta Stone, Inc.	175,344	0.0
70,300	(1)	Sanmina Corp.	1,760,312	0.4
21,400	(1)	Scansource, Inc.	515,526	0.1
11,600		Science Applications International Corp.	901,088	0.2
26,400	(1)	SMART Global Holdings, Inc.	717,552	0.2
124,955	(1)	Startek, Inc.	634,771	0.1
14,100	(1)	SVMK, Inc.	331,914	0.1
6,504	(1)	Tyler Technologies, Inc.	2,256,107	0.5
23,900	(1)	Ultra Clean Holdings, Inc.	540,857	0.1
63,400	(1)	Unisys Corp.	691,694	0.2
18,300	(1)	Verint Systems, Inc.	826,794	0.2
36,000		Vishay Intertechnology, Inc.	549,720	0.1
24,400	(1)	Vishay Precision Group, Inc.	599,752	0.1
14,477	(1)	WEX, Inc.	2,388,850	0.5
37,900	(1)	Zuora, Inc.	483,225	0.1
			57,421,527	13.1

		Materials: 5.6%
49,343		Aptargroup, Inc.	5,525,429	1.3
27,600		Boise Cascade Co.	1,038,036	0.2
77,800		Commercial Metals Co.	1,587,120	0.4
33,461	(1)	Crown Holdings, Inc.	2,179,315	0.5
15,600		FutureFuel Corp.	186,420	0.0
92,593	(1)	GCP Applied Technologies, Inc.	1,720,378	0.4
32,300	(1)	Koppers Holdings, Inc.	608,532	0.1
18,100	(1)	Kraton Corp.	312,768	0.1
17,300		Louisiana-Pacific Corp.	443,745	0.1
6,300		Minerals Technologies, Inc.	295,659	0.1
10,400		Myers Industries, Inc.	151,320	0.0
19,600		O-I Glass, Inc.	176,008	0.0
42,800		Orion Engineered Carbons SA	453,252	0.1
5,500		PH Glatfelter Co.	88,275	0.0
30,600		PolyOne Corp.	802,638	0.2
121,411	(1)	PQ Group Holdings, Inc.	1,607,482	0.4
17,719		Quaker Chemical Corp.	3,289,532	0.8
12,000	(1)	Ryerson Holding Corp.	67,560	0.0
44,200		Schweitzer-Mauduit International, Inc.	1,476,722	0.3
40,100		SunCoke Energy, Inc.	118,696	0.0
20,000		Trinseo SA	443,200	0.1
64,300		Tronox Holdings PLC	464,246	0.1
15,500	(1)	US Concrete, Inc.	384,400	0.1
18,200		Verso Corp.	217,672	0.1
37,000		Warrior Met Coal, Inc.	569,430	0.1

See Accompanying Notes to Financial Statements

71

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020(UNAUDITED) (CONTINUED)

7,500		Worthington Industries, Inc.	279,750	0.1
			24,487,585	5.6

		Real Estate: 6.4%
10,000		Acadia Realty Trust	129,800	0.0
6,800		Alexander & Baldwin, Inc.	82,892	0.0
650		Alexander's, Inc.	156,585	0.0
5,400		American Assets Trust, Inc.	150,336	0.0
19,801		American Campus Communities, Inc.	692,243	0.2
30,600		American Finance Trust, Inc.	242,811	0.1
59,200		Armada Hoffler Properties, Inc.	589,040	0.1
4,300		BRT Apartments Corp.	46,526	0.0
40,400		CatchMark Timber Trust, Inc.	357,540	0.1
7,900		Chatham Lodging Trust	48,348	0.0
62,100		City Office REIT, Inc.	624,726	0.2
13,800		Columbia Property Trust, Inc.	181,332	0.1
2,100		Community Healthcare Trust, Inc.	85,890	0.0
5,800	(2)	CorEnergy Infrastructure Trust, Inc.	53,070	0.0
5,300		CorePoint Lodging, Inc.	22,313	0.0
15,656		Cousins Properties, Inc.	467,018	0.1
103,749		CubeSmart	2,800,186	0.6
169,295	(1)	Cushman & Wakefield PLC	2,109,416	0.5
48,900		DiamondRock Hospitality Co.	270,417	0.1
30,993		EastGroup Properties, Inc.	3,676,080	0.8
9,100		Essential Properties Realty Trust, Inc.	135,044	0.0
27,575		First Industrial Realty Trust, Inc.	1,059,983	0.3
3,100		Getty Realty Corp.	92,008	0.0
28,600		Gladstone Commercial Corp.	536,250	0.1
3,700		Global Medical REIT, Inc.	41,921	0.0
62,500		Global Net Lease, Inc.	1,045,625	0.2
2,400		Highwoods Properties, Inc.	89,592	0.0
9,100		Hudson Pacific Properties, Inc.	228,956	0.1
1,200		Investors Real Estate Trust	84,588	0.0
1,453		Jones Lang LaSalle, Inc.	150,327	0.0
26,100		Monmouth Real Estate Investment Corp.	378,189	0.1
71,110		National Retail Properties, Inc.	2,522,983	0.6
41,300		New Senior Investment Group, Inc.	149,506	0.0
1,700		One Liberty Properties, Inc.	29,954	0.0
84,457		Outfront Media, Inc.	1,196,756	0.3
23,600		Physicians Realty Trust	413,472	0.1
15,900		PotlatchDeltic Corp.	604,677	0.1
108,400		Realogy Holdings Corp.	803,244	0.2
77,300		Retail Properties of America, Inc.	565,836	0.1
9,300		Retail Value, Inc.	114,948	0.0
4,300		Rexford Industrial Realty, Inc.	178,149	0.0
36,503		RLJ Lodging Trust	344,588	0.1
2,900		RMR Group, Inc.	85,463	0.0
18,653		Ryman Hospitality Properties	645,394	0.2
13,600		Sabra Healthcare REIT, Inc.	196,248	0.1
55,200		STAG Industrial, Inc.	1,618,464	0.4
84,903		Sunstone Hotel Investors, Inc.	691,959	0.2
22,300		Urban Edge Properties	264,701	0.1
75,000		Xenia Hotels & Resorts, Inc.	699,750	0.2
			27,755,144	6.4

		Utilities: 2.8%
41,300	(1)	Atlantic Power Corp.	82,600	0.0
6,700		Black Hills Corp.	379,622	0.1
5,100		Chesapeake Utilities Corp.	428,400	0.1
38,800		Clearway Energy, Inc.-Class A	813,636	0.2
34,700		Clearway Energy, Inc.-Class C	800,182	0.2
2,100		Consolidated Water Co., Ltd.	30,303	0.0
6,100		Genie Energy Ltd.	44,896	0.0
4,900		Idacorp, Inc.	428,113	0.1
10,000		New Jersey Resources Corp.	326,500	0.1
49,043		NorthWestern Corp.	2,673,825	0.6
80,657		Portland General Electric Co.	3,372,269	0.8
11,000		Southwest Gas Holdings, Inc.	759,550	0.2
73,100		Spark Energy, Inc.	516,817	0.1
8,500		Spire, Inc.	558,535	0.1
50,500		TerraForm Power, Inc.	931,220	0.2
8,344		Vistra Energy Corp.	155,365	0.0
			12,301,833	2.8

	Total Common Stock
	(Cost $398,424,118)		427,582,668	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Repurchase Agreements: 2.1%
2,033,549	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,033,555, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,074,220, due 08/01/20-02/20/70)	2,033,549	0.4

See Accompanying Notes to Financial Statements

72

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

1,161,240	(3) Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,161,245, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,184,470, due 07/31/20-11/15/49)	1,161,240	0.3
2,136,487	(3) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,136,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,179,217, due 07/31/21-05/20/70)	2,136,487	0.5
1,744,519	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,744,523, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,779,409, due 07/31/20-07/01/50)	1,744,519	0.4
2,103,500	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,103,514, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,150,446, due 01/15/22-02/15/47)	2,103,500	0.5

	Total Repurchase Agreements
	(Cost $9,179,295)	9,179,295	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
10,641,597	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $10,641,597)	10,641,597	2.4

	Total Short-Term Investments
	(Cost $19,820,892)	19,820,892	4.5

	Total Investments in Securities (Cost $418,245,010)	$ 447,403,560	102.3
	Liabilities in Excess of Other Assets	(9,940,616)	(2.3)
	Net Assets	$ 437,462,944	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

73

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.1%
		Communications: 1.0%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	$ 1,029,077	0.4
250,000		AT&T, Inc., 3.400%, 05/15/2025	275,067	0.1
201,000		Comcast Corp., 3.950%, 10/15/2025	230,498	0.1
73,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	79,708	0.0
616,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	684,222	0.3
55,000		Verizon Communications, Inc., 2.625%, 08/15/2026	59,894	0.0
75,000		Verizon Communications, Inc., 4.329%, 09/21/2028	90,351	0.0
263,000		Walt Disney Co/The, 3.350%, 03/24/2025	291,867	0.1
			2,740,684	1.0

		Consumer, Cyclical: 1.6%
2,500,000		American Honda Finance Corp., 2.600%, 11/16/2022	2,610,639	0.9
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	212,013	0.1
150,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	151,864	0.1
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	77,942	0.0
79,000		General Motors Financial Co., Inc., 3.150%, 06/20/2025	77,942	0.0
135,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	144,535	0.1
85,000		McDonald's Corp., 3.500%, 03/01/2027	96,296	0.0
356,000		PACCAR Financial Corp., 0.800%, 06/08/2023	357,518	0.1
700,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	714,430	0.3
			4,443,179	1.6

		Consumer, Non-cyclical: 1.2%
125,000		Altria Group, Inc., 3.800%, 02/14/2024	136,764	0.0
1,500,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	1,559,995	0.6
500,000		CVS Health Corp., 4.100%, 03/25/2025	565,567	0.2
550,000		Medtronic, Inc., 3.500%, 03/15/2025	620,506	0.2
190,000		PepsiCo, Inc., 0.750%, 05/01/2023	191,961	0.1
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	76,598	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	285,726	0.1
			3,437,117	1.2

		Energy: 1.6%
187,000		BP Capital Markets PLC, 2.750%, 05/10/2023	196,555	0.1
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,611,631	0.6
425,000		Chevron Corp., 1.141%, 05/11/2023	432,503	0.1
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	154,387	0.0
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	1,001,360	0.4
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,031,554	0.4
			4,427,990	1.6

		Financial: 19.7%
1,885,000	(1)	AIA Group Ltd., 0.826%, (US0003M + 0.520%), 09/20/2021	1,887,526	0.7
1,000,000		American Express Co., 2.500%, 08/01/2022	1,038,049	0.4
1,750,000		American Express Co., 3.700%, 11/05/2021	1,820,295	0.6
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,022,547	0.7
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,078,290	0.7
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,597,904	0.6
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	222,218	0.1
130,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	147,011	0.0
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,295,123	0.5
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	784,278	0.3
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,549,999	0.9
250,000		Citibank NA, 3.400%, 07/23/2021	257,616	0.1
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	129,884	0.0
1,465,000		Credit Suisse AG/New York NY, 2.100%, 11/12/2021	1,495,979	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,033,262	0.4
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	161,756	0.0

See Accompanying Notes to Financial Statements

74

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

118,000		Crown Castle International Corp., 3.700%, 06/15/2026	131,707	0.0
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	200,882	0.1
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,018,369	0.4
500,000		Fifth Third Bank NA, 2.875%, 10/01/2021	513,720	0.2
1,380,000		Fifth Third Bank NA, 3.350%, 07/26/2021	1,418,613	0.5
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,025,513	0.4
370,000		HSBC Holdings PLC, 2.950%, 05/25/2021	377,848	0.1
2,000,000		Huntington National Bank/The, 3.250%, 05/14/2021	2,044,664	0.7
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,722,687	1.3
1,000,000		JPMorgan Chase & Co., 3.250%, 09/23/2022	1,058,752	0.4
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	273,497	0.1
200,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	244,825	0.1
1,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	1,062,772	0.4
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	822,268	0.3
1,614,000	(1)	MassMutual Global Funding II, 0.850%, 06/09/2023	1,620,858	0.6
125,000		Mastercard, Inc., 2.950%, 11/21/2026	140,719	0.0
1,170,000	(1)	Metropolitan Life Global Funding I, 0.900%, 06/08/2023	1,177,511	0.4
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,043,718	0.4
800,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	814,521	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,085,158	0.7
215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	221,939	0.1
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	216,555	0.1
4,000,000		Morgan Stanley, 2.750%, 05/19/2022	4,159,881	1.5
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	82,011	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	189,474	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,030,434	0.4
1,520,000	(1)	Skandinaviska Enskilda Banken AB, 2.200%, 12/12/2022	1,575,689	0.6
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	827,020	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	1,016,979	0.4
500,000		Truist Bank, 2.625%, 01/15/2022	515,834	0.2
2,000,000		Truist Financial Corp., 2.750%, 04/01/2022	2,073,995	0.7
316,000		Visa, Inc., 1.900%, 04/15/2027	330,782	0.1
475,000		Visa, Inc., 3.150%, 12/14/2025	530,312	0.2
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	113,526	0.0
2,100,000		Wells Fargo & Co., 3.500%, 03/08/2022	2,200,175	0.8
199,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	220,991	0.1
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	726,988	0.2
			55,352,924	19.7

		Industrial: 0.9%
1,500,000		Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,548,377	0.5
460,000		Lockheed Martin Corp., 3.550%, 01/15/2026	528,176	0.2
275,000		Raytheon Technologies Corp., 2.250%, 07/01/2030	287,510	0.1
150,000		United Parcel Service, Inc., 4.450%, 04/01/2030	187,717	0.1
			2,551,780	0.9

		Technology: 2.7%
250,000		Apple, Inc., 1.800%, 09/11/2024	261,955	0.1
157,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	174,950	0.1
1,000,000		International Business Machines Corp., 1.875%, 08/01/2022	1,029,410	0.4
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,380,183	0.8
200,000		International Business Machines Corp., 3.450%, 02/19/2026	225,652	0.1
146,000		NVIDIA Corp., 2.850%, 04/01/2030	162,713	0.0
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,034,272	0.4
51,000		Oracle Corp., 2.500%, 04/01/2025	54,913	0.0
55,000		Oracle Corp., 3.600%, 04/01/2050	62,277	0.0
2,200,000		QUALCOMM, Inc., 3.000%, 05/20/2022	2,299,584	0.8
			7,685,909	2.7

See Accompanying Notes to Financial Statements

75

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

	Utilities: 0.4%
20,000	Baltimore Gas and Electric Co., 2.900%, 06/15/2050	20,459	0.0
144,000	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	153,328	0.1
137,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	138,598	0.0
785,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	817,619	0.3
		1,130,004	0.4

	Total Corporate Bonds/Notes
	(Cost $79,657,961)	81,769,587	29.1

U.S. TREASURY OBLIGATIONS: 48.9%
			Treasury Inflation Indexed Protected Securities: 48.9%
2,610,538			0.125%,04/15/2025	2,737,992	1.0
6,273,321			0.125%,07/15/2026	6,670,875	2.4
4,025,941			0.125%,01/15/2030	4,354,867	1.5
1,109,542			0.250%,01/15/2025	1,168,864	0.4
2,290,324			0.250%,07/15/2029	2,508,194	0.9
2,084,253			0.250%,02/15/2050	2,343,319	0.8
11,017			0.375%,07/15/2023	11,485	0.0
48,652			0.375%,07/15/2025	52,032	0.0
7,279,756			0.375%,01/15/2027	7,855,235	2.8
9,202,494			0.375%,07/15/2027	10,016,008	3.5
8,541,226			0.500%,01/15/2028	9,363,664	3.3
21,883			0.625%,04/15/2023	22,779	0.0
10,553,453			0.625%,01/15/2026	11,441,931	4.1
3,484,906			0.625%,02/15/2043	4,112,913	1.4
9,779,905			0.750%,07/15/2028	11,037,575	3.9
4,612,053			0.750%,02/15/2042	5,530,936	2.0
5,204,416		(3)	0.750%,02/15/2045	6,376,751	2.3
4,256,413			0.875%,01/15/2029	4,854,446	1.7
1,736,566			0.875%,02/15/2047	2,218,627	0.8
3,981,981			1.000%,02/15/2046	5,157,108	1.8
3,384,256			1.000%,02/15/2048	4,483,017	1.6
3,148,370			1.000%,02/15/2049	4,210,187	1.5
3,448,814			1.375%,02/15/2044	4,713,558	1.7
2,746,275		(3)	1.750%,01/15/2028	3,279,280	1.2
3,836,587			2.000%,01/15/2026	4,464,363	1.6
1,863,907			2.125%,02/15/2040	2,751,325	1.0
2,476,179			2.125%,02/15/2041	3,704,184	1.3
3,606,848			2.375%,01/15/2027	4,384,784	1.5
2,113,681			2.500%,01/15/2029	2,712,028	1.0
1,834,452			3.375%,04/15/2032	2,732,947	1.0
971,721			3.625%,04/15/2028	1,308,846	0.5
792,282			3.875%,04/15/2029	1,120,807	0.4

		Total U.S. Treasury Obligations
		(Cost $121,876,416)		137,700,927	48.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.5%
			Federal Home Loan Bank: 2.7%
5,255,000			2.875%,09/13/2024	5,804,677	2.1
1,515,000			3.250%,11/16/2028	1,806,323	0.6
				7,611,000	2.7

			Federal Home Loan Mortgage Corporation: 0.3%(4)
805,000			2.375%,01/13/2022	831,874	0.3

			Federal National Mortgage Association: 4.6%(4)
4,830,000			1.875%,09/24/2026	5,204,034	1.8
7,120,000			2.625%,09/06/2024	7,798,506	2.8
				13,002,540	4.6

			Other U.S. Agency Obligations: 0.9%
2,190,000			2.875%,12/21/2023	2,382,474	0.9

		Total U.S. Government Agency Obligations
		(Cost $21,571,613)		23,827,888	8.5

SOVEREIGN BONDS: 7.6%
665,000			Colombia Government International Bond, 3.000%, 01/30/2030	657,934	0.2
EUR	605,900	(2),(5)	Hellenic Republic Government Bond, 0.000%, 10/15/2042	2,052	0.0
EUR	120,000		Hungary Government International Bond, 1.625%, 04/28/2032	135,609	0.0
160,000			Indonesia Government International Bond, 2.850%, 02/14/2030	163,740	0.1
2,500,000			Israel Government AID Bond, 5.500%, 04/26/2024	2,971,271	1.1
EUR	1,742,341	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	2,036,997	0.7
JPY	351,455,640		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	3,244,556	1.1
JPY	644,903,280		Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	5,974,501	2.1
480,000			Mexico Government International Bond, 3.250%, 04/16/2030	476,136	0.2
135,000			Mexico Government International Bond, 4.500%, 04/22/2029	147,066	0.0
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,898,409	0.7
EUR	2,620,000	(1)	Spain Government Bond, 0.500%, 04/30/2030	2,972,476	1.1
EUR	590,000	(1)	Spain Government Bond, 1.000%, 10/31/2050	619,438	0.2
145,000			Uruguay Government International Bond, 4.375%, 01/23/2031	169,878	0.1

		Total Sovereign Bonds
		(Cost $20,940,594)		21,470,063	7.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
366,000			BANK 2019-BNK23 A3, 2.920%, 11/15/2029	406,160	0.1
1,000,000			BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,166,306	0.4
350,000			Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	388,315	0.1

See Accompanying Notes to Financial Statements

76

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (Continued)

500,000	CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	560,006	0.2
375,000	Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	434,107	0.2
700,000	(1) GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	698,225	0.3
1,000,000	GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,121,275	0.4
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	784,862	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $5,036,447)	5,559,256	2.0

ASSET-BACKED SECURITIES: 1.0%
	Auto Floor Plan Asset-Backed Securities: 0.3%
750,000	Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	763,818	0.3

	Credit Card Asset-Backed Securities: 0.2%
625,000	Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	625,341	0.2

	Student Loan Asset-Backed Securities: 0.5%
260,000	(1) Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	269,400	0.1
347,704	(1) SoFi Professional Loan Program 2015-B A1 LLC, 1.235%, (US0001M + 1.050%), 04/25/2035	346,530	0.1
800,000	(1) Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	836,115	0.3
		1,452,045	0.5

	Total Asset-Backed Securities
	(Cost $2,787,237)	2,841,204	1.0

		Value	Percentage of Net Assets
PURCHASED OPTIONS (6): 0.6%
	Total Purchased Options
	(Cost $1,189,686)	1,683,435	0.6

	Total Long-Term Investments
	(Cost $253,059,954)	274,852,360	97.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,515,256	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $2,515,256)	2,515,256	0.9

	Total Short-Term Investments
	(Cost $2,515,256)	2,515,256	0.9

	Total Investments in Securities (Cost $255,575,210)	$ 277,367,616	98.6
	Assets in Excess of Other Liabilities	3,912,906	1.4
	Net Assets	$ 281,280,522	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:
EUR	EU Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

77

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 8, 2020